    As filed with the U.S. Securities and Exchange Commission on August 30, 2004
                                                              File No. 333-53450
                                                              File No. 811-10267

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                       Pre-Effective Amendment No. __             [ ]
                       Post-Effective Amendment No. 3             [X]
                                        -

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                               Amendment No. 7                        [X]
                                        -

                        (Check appropriate box or boxes.)

                                 ASSETMARK FUNDS
                                 ---------------
               (Exact Name of Registrant as Specified in Charter)

                     2300 Contra Costa Boulevard, Suite 425
                          Pleasant Hill, CA 94523-3967
                          ----------------------------
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (800) 664-5345
        -----------------------------------------------------------------

                                  Carrie Hansen
                     2300 Contra Costa Boulevard, Suite 425
                          Pleasant Hill, CA 94523-3967
                          ----------------------------
                     (Name and Address of Agent for Service)
                  Please send copies of all communications to:

Michael P. O'Hare, Esq.                        Elaine Richards, Esq.
Stradley, Ronon, Stevens & Young LLP           U.S. Bancorp Fund Services, LLC
2600 One Commerce Square                       615 East Michigan Street
Philadelphia, PA 19103                         Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):

____ immediately upon filing pursuant to paragraph (b)
____ on [Date]pursuant to paragraph (b)
   X    60 days after filing pursuant to paragraph (a)(1)
------
____ on [Date] pursuant to paragraph (a)(1)
____ 75 days after filing pursuant to paragraph (a)(2)
____ on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

____  This  post-effective  amendment  designates  a new  effective  date  for a previously filed post-effective amendment.

                                                                          [LOGO]
                                                              ASSETMARK FUNDS(R)

Prospectus
October 28, 2004

                                                              ASSETMARK FUNDS(R)

                                                              Investment Advisor

                                             AssetMark Investment Services, Inc.

                                                 ASSETMARK LARGE CAP GROWTH FUND

                                                  ASSETMARK LARGE CAP VALUE FUND

                                             ASSETMARK SMALL/MID CAP GROWTH FUND

                                              ASSETMARK SMALL/MID CAP VALUE FUND

                                             ASSETMARK INTERNATIONAL EQUITY FUND

                                           ASSETMARK REAL ESTATE SECURITIES FUND

                                          ASSETMARK TAX-EXEMPT FIXED INCOME FUND

                                           ASSETMARK CORE PLUS FIXED INCOME FUND

This Prospectus covers the eight different Funds within the AssetMark  Funds(R).
You will find specific  information in this  Prospectus  about each of the Funds plus general  information on the Funds.  You may find additional  information in the AssetMark Funds' Statement of Additional Information,  which is incorporated by reference into this Prospectus.

The  Securities and Exchange  Commission has not approved or disapproved  any of the above listed Funds.  The  Securities  and Exchange  Commission  also has not determined  whether this Prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

PRIVACY POLICY

AssetMark  Funds  recognizes  and  respects  your privacy  expectations.  We are providing  our privacy  policy to you as notice of the kinds of  information  we collect  about  you and the  circumstances  in  which  that  information  may be disclosed.  Your privacy is important to us and we are committed to  maintaining the confidentiality,  integrity and security of your personal information.  When you  provide  personal  information,  we  believe  that you  should  be aware of policies to protect the confidentiality of that information.

We collect the following nonpublic personal information about you:

     |X|  Information we receive from you on or in  applications or other forms, correspondence, or conversations,  including, but not limited to, your name, address,  phone number,  social security number,  assets, income and date of birth; and

     |X|  Information  about  your  transactions  with us,  our  affiliates,  or others,  including,  but not  limited  to,  your  account  number  and
          balance,  payments  history,  parties  to  transactions,   cost  basis
          information, and other financial information.

We do not  disclose  any  nonpublic  personal  information  about our current or former shareholders to nonaffiliated third parties,  except as permitted by law.
For  example,  we are  permitted by law to disclose  all of the  information  we collect, as described above, to our transfer agent to process your transactions.
Furthermore,  we restrict access to your nonpublic personal information to those persons who require such  information to provide products or services to you. We maintain  physical,  electronic,  and  procedural  safeguards  that  comply with federal standards to guard your nonpublic personal information.

In  the  event  that  you  hold  shares  of  the  Fund(s)  through  a  financial intermediary,  including,  but not limited to, a  broker-dealer,  bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

OVERVIEW
This  combined  prospectus  describes  the eight  separate  mutual funds (each a
"Fund" and collectively the "Funds") within AssetMark  Funds(R)(the "Trust"), an open-end management investment company. Each Fund's assets are managed according to its own investment objectives,  strategies and goals. Shares of the Funds are offered to investors on a no-load  basis,  without any front- or back-end  sales charges.  The Funds are  designed  primarily  for  investment  by  institutional investors  and clients of registered  investment  advisors,  broker/dealers  and other financial institutions.

THE MULTI-ADVISOR APPROACH

Each Fund has its own distinct investment objectives,  strategies and risks. The
Funds' investment advisor,  AssetMark Investment Services, Inc. (the "Advisor"),
is  responsible  for  constructing  and  monitoring  the  asset  allocation  and portfolio  strategy for each Fund.  Each Fund invests within a specific  segment
(or portion) of the capital  markets and invests in securities  consistent  with the Fund's  investment  objectives and style. The potential risks and returns of the Fund vary with the  degree to which a Fund  invests in a  particular  market segment and/or asset class.

The Advisor believes that it is possible to enhance  shareholder  value by using one or more  sub-advisory  firms to manage  various  portions of the assets of a
Fund, rather than simply employing a single firm. This "multi-advisor  approach"
is designed  to reduce the  management  risk  inherent  in  individual  security
selection  and  to  achieve   lower   volatility  by  combining  the  skills  of
sub-advisors with complementary  investment  approaches.  The Advisor intends to manage the Funds in a "manager of managers"  approach by  selecting  one or more sub-advisors  to manage  distinct  segments  of a market or asset class for each
Fund based upon the  Advisor's  evaluation  of the  sub-advisor's  expertise and performance in managing the appropriate asset class.

In addition, the Funds are designed to allow a sub-advisor to manage a portfolio with fewer securities than typically held in many traditional mutual funds. This strategy allows the  sub-advisors to place greater  emphasis on those securities
in  which  they  have  the  most   conviction.   The  Funds  are  classified  as
non-diversified for purposes of federal mutual fund regulation, which means that they may invest in relatively few companies  compared to other mutual funds. The
Funds  do,  however,  maintain  their  portfolios  to meet  the  diversification requirements  for mutual funds under the federal tax law. The investment  styles and disciplines of the  sub-advisors to each Fund are intended to complement one another.  In  constructing  and overseeing  the entire  portfolio of a Fund, the
Advisor provides  investment  guidelines to a sub-advisor for a specific portion of a Fund's assets, which may be more restrictive than those of the portfolio as a whole.  The Advisor  monitors the sub-advisors for adherence to the investment guidelines  and to each Fund's  specific  investment  objectives,  policies  and strategies.

                                      -1-

ASSETMARK LARGE CAP GROWTH FUND
Investment Objective and Principal Investment Strategies

Investment Objective
The  investment  objective  of the  AssetMark  Large Cap Growth  Fund is capital appreciation over the long term. This objective is fundamental, which means that it cannot be changed without  shareholder  approval.  The investment  strategies described  below are  non-fundamental,  which  means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.

Principal Investment Strategies
Under normal market  conditions,  the Large Cap Growth Fund will invest at least
80% of its net assets  (including  amounts borrowed for investment  purposes) in the securities of large capitalization  companies.  If the Large Cap Growth Fund changes this investment policy, it will notify  shareholders at least 60 days in advance of the change.

The Large Cap Growth Fund considers  large  capitalization  companies to be U.S.
companies  with a market  capitalization  within  the  range of those  companies included in the Russell  1000(R)Index at the time of purchase.  As of the latest reconstitution,  the market  capitalization of companies included in the Russell
1000(R)Index  was  approximately  $1.6  billion  to $317.8  billion.  The Fund's investment in equity securities may include common stocks,  preferred stocks and convertible securities. The convertible securities in which the Large Cap Growth
Fund may invest are those rated,  at the time of  purchase,  in one of the three
highest  rating  categories  by  a  nationally  recognized   statistical  rating
organization  ("NRSRO") or determined to be of comparable  quality by the Fund's
Advisor or sub-advisor if the security is unrated. The Large Cap Growth Fund may also invest up to 15% of its assets in American  Depository  Receipts  ("ADRs"),
Global Depository  Receipts ("GDRs") and securities of foreign  companies.  ADRs are equity  securities  traded on U.S.  exchanges,  including  the Nasdaq  Stock
Market  ("NASDAQ"),  that are  generally  issued by banks or trust  companies to evidence ownership of foreign equity securities. GDRs have the same qualities as
ADRs, except that they may be traded in several international trading markets.

Under the general supervision of the Advisor, each sub-advisor selects stocks of companies  that it believes have  potential  for growth,  in comparison to other companies in that particular  company's  industry or the market, and in light of certain characteristics of a company, such as:

     o    consistent history of earnings stability and growth;

     o    proprietary products, processes and/or services;

     o    leadership positions in their markets;

     o    strong balance sheet; and

     o    experienced management.

Generally, the types of growth companies in which the Fund intends to invest are those that the sub-advisors believe:

     (1)  have, or will likely develop, a historical record of consistent growth and stability of earnings;

     (2)  are, or are likely to become, financially sound; or

     (3)  are, or are likely to become, leaders in their respective industries.

These factors are not limiting  factors in the  selection of securities  for the
Large Cap Growth Fund.  Based upon the foregoing,  the Large Cap Growth Fund may have a significant portion of its assets in one or more market sectors,  such as technology and health care.

                                      -2-

ASSETMARK LARGE CAP VALUE FUND
Investment Objective and Principal Investment Strategies

Investment Objectives
The  investment  objective  of the  AssetMark  Large Cap Value  Fund is  capital appreciation over the long term. This objective is fundamental, which means that it cannot be changed without  shareholder  approval.  The investment  strategies described  below are  non-fundamental,  which  means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.

Principal Investment Strategies
Under normal  market  conditions,  the Large Cap Value Fund will invest at least
80% of its net assets  (including  amounts borrowed for investment  purposes) in the securities of large  capitalization  companies.  If the Large Cap Value Fund changes this investment policy, it will notify  shareholders at least 60 days in advance of the change.

The Large Cap Value Fund  considers  large  capitalization  companies to be U.S.
companies  with a market  capitalization  within  the  range of those  companies included in the Russell  1000(R)Index at the time of purchase.  As of the latest reconstitution,  the market  capitalization of companies included in the Russell
1000(R)Index  was  approximately  $1.2  billion  to  $287  billion.  The  Fund's investment in equity  securities may include common  stocks,  preferred  stocks, convertible  securities and interests in real estate  investment trusts (REITs).
The  convertible  securities  in which the Large Cap Value  Fund may  invest are those  rated,  at the  time of  purchase,  in one of the  three  highest  rating categories by a NRSRO or  determined  to be of comparable  quality by the Fund's
Advisor or sub-advisor if the security is unrated.  The Large Cap Value Fund may also  invest up to 10% of its  assets in ADRs,  GDRs and  securities  of foreign companies.  ADRs are  equity  securities  traded  on U.S.  exchanges,  including
NASDAQ,  that are  generally  issued  by banks or trust  companies  to  evidence ownership of foreign  equity  securities.  GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

Under the general  supervision of the Advisor,  each sub-advisor  selects stocks according to a "value style" investment  strategy.  The market value of a "value stock" is likely to be lower than the price of securities of other  companies in its  industry or market  sector.  The  determination  of whether a security of a particular  company  is a  "value  stock"  is  based  upon a  comparison  of the security's  current  market  price  to the  company's  fundamentals,  such as:

     o    price/earnings ratio;

     o    dividend yield;

     o    book value;

     o    assets to liabilities ratio;

     o    management ownership; and

     o    price/cash flow.

In assessing value,  the  sub-advisors  may also consider  earnings and dividend growth prospects,  product  positioning or market share, and risk and volatility of an industry. Based upon the foregoing, from time to time, the Large Cap Value
Fund may have a significant portion of its assets in one or more market sectors, such as financial  services and basic industries.  Basic industries may include, but are not limited to, transportation, industrials and utilities.

                                      -3-

ASSETMARK SMALL/MID CAP GROWTH FUND
Investment Objective and Principal Investment Strategies

Investment Objective
The investment  objective of the AssetMark  Small/Mid Cap Growth Fund is capital appreciation over the long term. This objective is fundamental, which means that it cannot be changed without  shareholder  approval.  The investment  strategies described  below are  non-fundamental,  which  means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.

Principal Investment Strategies
Under normal  market  conditions,  the  Small/Mid Cap Growth Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes)
in the securities of small-to-medium  capitalization companies. If the Small/Mid
Cap Growth Fund changes this investment  policy, it will notify  shareholders at least 60 days in advance of the change.

The Small/Mid Cap Growth Fund considers small-to-medium capitalization companies to be U.S.  companies  with a market  capitalization  within  the range of those companies included in the Russell 2000(R)Index and the Russell Midcap(R)Index at
the time of purchase. As of the latest reconstitution, the market capitalization of companies  included in the Russell  2000(R)Index  was between $175 million to
$1.6 billion, and the market capitalization of companies included in the Russell
Midcap(R)Index  was between $1.6 billion to $12.3  billion.  The  Small/Mid  Cap
Growth  Fund's  investment  in equity  securities  may  include  common  stocks, preferred stocks and convertible securities. The convertible securities in which the  Small/Mid  Cap  Growth  Fund may  invest  are those  rated,  at the time of purchase, in one of the three highest rating categories by a NRSRO or determined to be of comparable quality by the Fund's Advisor or sub-advisor if the security is  unrated.  The  Small/Mid  Cap Growth  Fund may also  invest up to 15% of its assets in ADRs,  GDRs and  securities  of  foreign  companies.  ADRs are  equity securities traded on U.S. exchanges, including NASDAQ, that are generally issued by banks or trust companies to evidence  ownership of foreign equity securities.
GDRs have the same qualities as ADRs,  except that they may be traded in several international trading markets.

Under the general supervision of the Advisor, each sub-advisor selects stocks of companies  that it believes have  potential  for growth,  in comparison to other companies in that particular  company's  industry or the market, and in light of certain  characteristics of a company,  such as:

     o    leadership positions in their markets;

     o    strong balance sheet;

     o    experienced management;

     o    a demonstrated  record of consistent  earnings growth or the potential to grow earnings; and

     o    proprietary products, processes and/or services.

Generally, the types of growth companies in which the Fund intends to invest are those that the sub-advisors believe:

     (1)  are, or are likely to become, financially sound;
     (2)  are, or are likely to become,  leaders in their respective industries;
          or
     (3)  have, or will likely develop, a historical record of consistent growth and stability of earnings.

These factors are not limiting  factors in the  selection of securities  for the
Small/Mid Cap Growth Fund.  Based upon the  foregoing,  the Small/Mid Cap Growth
Fund may have a significant portion of its assets in one or more market sectors, such as technology and health care.

                                      -4-

ASSETMARK SMALL/MID CAP VALUE FUND
Investment Objective and Principal Investment Strategies

Investment Objective
The  investment  objective of the AssetMark  Small/Mid Cap Value Fund is capital appreciation over the long term. This objective is fundamental, which means that it cannot be changed without  shareholder  approval.  The investment  strategies described  below are  non-fundamental,  which  means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.

Principal Investment Strategies
Under normal  market  conditions,  the  Small/Mid  Cap Value Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes)
in the securities of small-to-medium  capitalization companies. If the Small/Mid
Cap Value Fund changes this investment  policy,  it will notify  shareholders at least 60 days in advance of the change.

The Small/Mid Cap Value Fund considers small-to-medium  capitalization companies to be U.S.  companies  with a market  capitalization  within  the range of those companies included in the Russell 2000(R)Index and the Russell Midcap(R)Index at
the time of purchase. As of the latest reconstitution, the market capitalization of companies  included in the Russell  2000(R)Index  was between $117 million to
$1.2 billion, and the market capitalization of companies included in the Russell
Midcap(R)Index was between $1.2 billion to $9.8 billion. The Small/Mid Cap Value
Fund's  investment in equity  securities may include  common  stocks,  preferred stocks and  convertible  securities.  The  convertible  securities  in which the
Small/Mid Cap Value Fund may invest are those rated, at the time of purchase, in one of the three  highest  rating  categories  by a NRSRO or determined to be of comparable  quality by the Fund's  Advisor or  sub-advisor  if the  security  is unrated. The Small/Mid Cap Value Fund may also invest up to 10% of its assets in
ADRs,  GDRs and  securities  of foreign  companies.  ADRs are equity  securities traded on U.S.  exchanges,  including NASDAQ, that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. GDRs have the  same  qualities  as  ADRs,  except  that  they  may be  traded  in  several international trading markets.

Under the general  supervision of the Advisor,  each sub-advisor  selects stocks according to a "value style" investment  strategy.  The market value of a "value stock" is likely to be lower than the price of securities of other  companies in its  industry or market  sector.  The  determination  of whether a security of a particular  company  is a  "value  stock"  is  based  upon a  comparison  of the security's current market price to the company's fundamentals, such as:

     o    price/earnings ratio;

     o    dividend yield;

     o    book value;

     o    assets to liabilities ratio;

     o    management ownership; and

     o    average daily trading volume.

In assessing value, the  sub-advisor(s)  may also consider earnings and dividend growth prospects,  product  positioning or market share, and risk and volatility of an industry.  Based upon the foregoing,  from time to time, the Small/Mid Cap
Value Fund may have a  significant  portion of its assets in one or more  market sectors,  such as financial services and basic industries.  Basic industries may include, but are not limited to, transportation, industrials and utilities.

                                      -5-

ASSETMARK INTERNATIONAL EQUITY FUND
Investment Objective and Principal Investment Strategies

Investment Objective
The  investment  objective  of the  AssetMark  International  Equity  Fund is to
provide capital  appreciation over the long term. This objective is fundamental, which  means  that it  cannot  be  changed  without  shareholder  approval.  The investment strategies described below are non-fundamental, which means that they may be  changed  by  action  of the  Board of  Trustees  of the  Trust,  without shareholder approval.

Principal Investment Strategies
Under normal market  conditions,  the  International  Equity Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes)
in equity securities.  If the International  Equity Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The  International  Equity Fund's  investments in equity  securities may include common stocks,  preferred stocks and convertible  securities of companies of any size capitalization,  headquartered outside of the United States, or that derive more than 50% of their gross revenues outside of the United States, or have more than  50%  of  their  assets  outside  of  the  United  States.  Generally,  the
International  Equity  Fund's assets will be invested in securities of companies located in developed countries. The International Equity Fund, however, may also invest  up to 20% of its total  assets in the  equity  securities  of  companies
located  in  countries   considered  to  have  emerging  markets  or  developing
economies.  The Fund considers emerging markets countries to be those defined as such by the World Bank International Financial Corporation or the Morgan Stanley
Capital  International  (MSCI) Index.  The  convertible  securities in which the
International  Equity Fund may invest are those rated,  at the time of purchase, in one of the three highest rating  categories by a NRSRO or determined to be of comparable  quality by the Fund's  Advisor or  sub-advisor  if the  security  is unrated.

The International Equity Fund may also invest in depository receipts,  including
ADRs and GDRs.  ADRs are equity  securities  traded on U.S.  exchanges  that are generally  issued by banks or trust  companies to evidence  ownership of foreign equity securities. GDRs have the same qualities as ADRs, except that they may be traded in several  international  trading markets.  The present intention of the
International  Equity Fund is to invest all, or substantially all, of its assets in  depositary  receipts  and in  U.S.  listed  equity  securities  of  non-U.S.
companies.

By investing its assets in investments  that are tied  economically to different countries  throughout the world, the International  Equity Fund attempts to take advantage  of  differences  between  economic  trends  and  the  performance  of securities  markets in different  countries,  regions and geographic  areas. The
International  Equity Fund may, from time to time, invest a significant  portion of its  assets  in the  securities  of  companies  in one or more  countries  or regions.  In that case,  the  International  Equity Fund would be subject to the economic and market developments in those countries,  such as Japan, or regions, such as Europe or Asia,  to a greater  extent than if it remained  invested in a
greater  number  of  countries  or  geographical  regions.   Additionally,   the
International  Equity Fund intends to invest in companies in five major  sectors such as telecommunications,  technology,  consumer goods, financial services and other  basic  industries.  The Fund  will  attempt  to focus its  investment  in companies the sub-advisors  believe  represent the best values relative to their growth prospects by examining a company's sustainable growth rate in relation to that of its  local  market.  In  addition,  the Fund may use index  futures  for hedging  and/or asset  allocation  purposes,  and  currency  futures for hedging purposes.  The  International  Equity  Fund does not intend to  routinely  hedge against  currency risk or use index futures for hedging and/or asset  allocation purposes.

                                      -6-

ASSETMARK REAL ESTATE SECURITIES FUND
Investment Objectives and Principal Investment Strategies

Investment Objective
The investment objective of the AssetMark Real Estate Securities Fund is capital appreciation over the long term. Current income is a secondary objective.  These objectives  are  fundamental,  which means that they  cannot be changed  without
shareholder   approval.   The   investment   strategies   described   below  are
non-fundamental,  which means that they may be changed by action of the Board of
Trustees of the Trust, without shareholder approval.

Principal Investment Strategies
Under normal market  conditions,  the Real Estate Securities Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes)
in  securities  of  companies  in the real estate  industry.  If the Real Estate
Securities Fund changes this investment  policy, it will notify  shareholders at least 60 days in advance of the change.

The  Real  Estate  Securities  Fund  will  invest  in U.S.  real  estate  equity securities,  which may include  shares and units of beneficial  interest of real estate  investment  trusts  ("REITs"),  preferred  shares and  convertible  debt securities of real estate  companies.  The  convertible  securities in which the
Real Estate Securities Fund may invest are those rated, at the time of purchase, in one of the three highest rating  categories by a NRSRO or determined to be of comparable  quality by the Fund's  Advisor or  sub-advisor  if the  security  is unrated.  The Real Estate Securities Fund considers real estate securities to be those  issued by  companies  principally  engaged  in the real  estate  business because  they  derive  at  least  50% of  their  revenues  from  the  ownership, construction,  financing,  management  or  sale  of  commercial,  industrial  or residential  real estate or because  they invest at least 50% of their assets in such real estate.

The types of REITs in which the Real Estate  Securities  Fund may invest include equity,  mortgage and hybrid REITs. An equity REIT invests  primarily in the fee ownership or leasehold  ownership of land and  buildings  and derives its income primarily from rental income.  An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated
(or  depreciated)  in value.  Equity  REITs  generally  exercise  some degree of control  over the  operational  aspect of their real estate  investments,  lease terms and property  maintenance and repair. A mortgage REIT invests primarily in real estate mortgages that secure construction,  development or long-term loans, and  derives  its  income  primarily  from  interest  payments  on credit it has extended. Hybrid REITs combine the characteristics of equity and mortgage REITs, generally by holding both  ownership  interests  and mortgage  interests in real estate.  It is anticipated that, under normal  circumstances,  a majority of the
Real Estate  Securities  Fund's  investments in REITs will consist of securities issued by equity  REITs.  The Real Estate  Securities  Fund will not invest more than 10% of its assets in mortgage REITs under normal circumstances.

The  sub-advisors to the Real Estate  Securities Fund select shares of REITs and other real estate  securities  by  analyzing  property  sectors  and  individual companies  within the selected  property  sectors.  The sub-advisors to the Real
Estate  Securities  Fund evaluate  potential  investments  based on a variety of factors including:

     o    overall investment strategy;

     o    strength of company management;

     o    fundamental analysis of financial statements; and

     o    yields.

                                      -7-

ASSETMARK TAX-EXEMPT FIXED INCOME FUND
Investment Objective and Principal Investment Strategies

Investment Objective
The  investment  objective of the AssetMark  Tax-Exempt  Fixed Income Fund is to
provide  current income exempt from federal income tax by investing at least 80%
of its assets in  municipal  securities,  the  interest  on which is exempt from federal income tax and not subject to the alternative minimum tax ("AMT").  This objective  is  fundamental,  which  means  that it  cannot  be  changed  without
shareholder  approval.   The  investment  strategies  described  below  are  not
fundamental,  which  means  that they may be  changed  by action of the Board of
Trustees of the Trust, without shareholder approval.

Principal Investment Strategies
Under normal  circumstances,  the  Tax-Exempt  Fixed Income Fund will invest its assets in  intermediate  to long-term  municipal  securities that are investment grade  (or,  in  other  words,  rated  within  one of the  four  highest  rating categories by a NRSRO or  determined  to be of comparable  quality by the Fund's
Advisor or  sub-advisor  if the security is unrated).  Any  tax-exempt  interest income earned by the Tax-Exempt  Fixed Income Fund will remain free from regular federal income tax when it is distributed, but may be subject to state and local taxation.

Municipal  securities are debt obligations issued by or on behalf of the cities, districts,  states,  territories and other possessions of the United States that pay income exempt from regular  federal  income tax.  Municipal  securities  are generally issued to finance public works, such as airports,  highways,  bridges, hospitals, schools, housing, streets, mass transportation projects and water and
sewer  works.   Municipal  securities  are  also  issued  to  repay  outstanding obligations,  raise funds for  general  operating  expenses,  and make loans for other public  institutions  and  facilities.  Examples of  municipal  securities include:

     o    Tax and revenue  anticipation  notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     o    Municipal commercial paper and other short-term notes;

     o    Construction loan notes insured by the Federal Housing  Administration
          and  financed  by  the  Federal  or   Government   National   Mortgage
          Associations;

     o    Participation  interests  in  any  of the  above  including  municipal
          securities  from  financial   institutions   such  as  commercial  and
          investment banks,  savings associations and insurance companies to the extent that they pay tax-exempt interest;

     o    Bond anticipation  notes that are intended to be refinanced  through a later issuance of longer term bonds;

     o    Variable rate securities; and

     o    Municipal bonds and leases.

The  Tax-Exempt  Fixed  Income  Fund may  invest in  intermediate  to  long-term
municipal   securities.   Intermediate-term   municipal   securities  are  those
securities  that  generally  mature  between  three  and  ten  years.  Long-term municipal  securities  generally  mature some time after ten years.  Some of the securities  in the  Tax-Exempt  Fixed Income  Fund's  portfolio may carry credit enhancements,  such as insurance,  guarantees or letters of credit.  While these enhancements  may  provide  additional  protection  for the  timely  payment  of interest or  principal  of a  municipal  security,  they do not protect  against decreases  in market value of the  security,  or in the share price of the Fund.
Although  the  Tax-Exempt  Fixed  Income  Fund  is  permitted  to  make  taxable investments  under the  circumstances  described  under the  heading  "Temporary
Defensive and Cash  Investments," the Fund currently does not intend to generate income subject to regular federal income tax.

                                      -8-

ASSETMARK CORE PLUS FIXED INCOME FUND
Investment Objective and Principal Investment Strategies

Investment Objective
The  fundamental  investment  objective of the AssetMark  Core Plus Fixed Income
Fund is to provide  current income  consistent with low volatility of principal.
This  objective is  fundamental,  which means that it cannot be changed  without shareholder approval. The Fund will also seek capital appreciation.

Principal Investment Strategies
Under normal market  conditions,  the Core Plus Fixed Income Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes)
in fixed  income  securities.  If the Core Plus Fixed  Income Fund  changes this investment  policy,  it will notify  shareholders at least 60 days in advance of the change.  Except as otherwise  indicated,  the Fund's investment policies are non-fundamental,  which means that they may be changed by action of the Board of
Trustees of the Trust, without shareholder approval.

The Core Plus Fixed Income Fund will primarily invest in fixed income securities that are  rated  investment  grade  or  better  (i.e.,  rated in one of the four highest rating  categories by a NRSRO or determined to be of comparable  quality by the Fund's Advisor or  sub-advisor if the security is unrated).  In addition, the Core Plus  Fixed  Income  Fund  intends to invest a portion of its assets in high-yield debt securities  (sometimes  called "junk bonds") and bonds issued by companies  headquartered  outside  of  the  United  States  (including  emerging markets),  or that derive more than 50% of their gross  revenues  outside of the
United  States,  or have more than 50% of their  assets  outside  of the  United
States. The Core Plus Fixed Income Fund intends to invest in the following types of fixed income securities:

     o    U.S. and non-U.S. corporate bonds and debentures;

     o    Mortgage-backed securities;

     o    Receipts  involving  U.S.  Treasury  obligations  and other  "stripped securities";

     o    Municipal  securities  of  issuers  located in all fifty  states,  the
          District  of  Columbia  or other  U.S.  territories  and  possessions, consisting of municipal bonds, municipal notes,  tax-exempt commercial paper and municipal lease obligations;

     o    Obligations   issued  by  supranational   entities  and  foreign  loan
          participants;

     o    Obligations issued by the U.S.  Government and foreign governments and their agencies or instrumentalities;

     o    Asset-backed securities;

     o    Zero coupon, pay-in-kind or deferred payment securities;

     o    Securities issued on a when-issued and a delayed-delivery basis;

     o    High yield debt securities (junk bonds);

     o    Custodial Receipts; and

     o    Convertible Securities.

Under normal circumstances,  the Advisor and sub-advisors will seek to limit the
Fund's investments in fixed income securities issued by foreign corporations and foreign  governments  that are  denominated  in a  currency  other than the U.S.
dollar to 20% of the Fund's  total  assets,  measured  at the time of  purchase.
Similarly, under normal circumstances, the Advisor and sub-advisors will seek to limit the Fund's  investments in high-yield debt securities  (junk bonds) to 20%
of the Fund's total assets,  measured at the time of purchase.  The fixed income securities in which the Fund invests may have maturities of any length. The Fund may also invest in futures, options and similar derivatives.

                                      -9-

PRINCIPAL RISKS OF INVESTMENT
Mutual  funds  pool  shareholders'  money  and,  using  professional  investment managers,  invest it in securities.  As all investment securities are subject to inherent market risks and  fluctuations  in value due to earnings,  economic and political  conditions and other factors, no Fund can give any assurance that its investment objective will be achieved. Because the value of your investment in a
Fund  will  fluctuate,  there  is also a risk  that  you  may  lose  money.  The alphabetized table below provides the principal risks of investing in the Funds.
The list that follows  addresses  common risks not  previously  described in the
Funds' summaries.  These risks could adversely affect the net asset value, total return and the value of a Fund and your investment.

o  Applicable                   Large    Large    Small/Mid Small/Mid International Real       Tax-ExemptCore
-- Not Applicable               Cap      Cap      Cap       Cap       Equity        Estate     Fixed     Plus
                                Growth   Value    Growth    Value     Fund          Securities Income    Fixed
                                Fund     Fund     Fund      Fund                    Fund       Fund      Income
                                                                                                         Fund

Credit Risks                    --       --       --         --       --            --          o        o
Derivatives Risks               --       --       --         --       o             --          --       o
Emerging Markets Risks          --       --       --         --       o             --          --       o
Foreign Securities Risks         o        o        o         o        o             --          --       o
High-Yield Debt Securities
Risks                           --       --       --         --       --            --          --       o
Interest Rate Risks             --       --       --         --       --            --          o        o
Liquidity Risks                 --       --        o         o        o              o          --       --
Manager Risks                    o        o        o         o        o              o          o        o
Maturity Risks                  --       --       --         --       --            --          o        o
Mortgage- and Asset-Backed
Securities Risks                --       --       --         --       --            --          --       o
Municipal Securities Risks      --       --       --         --       --            --          o        --
Non-Diversification Risks        o        o        o         o        o              o          o        o
Real Estate Industry
Concentration Risk              --       --       --         --       --             o          --       --
Real Estate Investment          --        o       --         --       --             o          --       --
Trust Risks                     --        o       --         --       --             o          --       --
Sector Focus Risks               o        o        o         o        o             --          --       --
Small and Medium
Capitalization Risks            --       --        o         o        o              o          --       --
Stock Market Risks               o        o        o         o        o              o          --       --
Tax Risks                       --       --       --         --       --            --          o        --

                                      -10-

o    Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income
     security  or,  in  the  case  of  a  municipal  security,   the  underlying
     municipality,  may experience financial problems causing it to be unable to meet its payment  obligations.  This would reduce the income  available for distribution to shareholders as well as the value of a Fund's shares.

o    Derivatives Risks: The Core Plus Fixed Income Fund may utilize derivatives, such as futures and options, for hedging purposes.  Futures and options are considered derivative  investments,  since their value depends on the value of the underlying asset to be purchased or sold. The Core Plus Fixed Income
     Fund's investment in derivatives may involve a small investment relative to the amount of risk  assumed.  To the extent the Core Plus Fixed Income Fund enters into these  transactions,  its success will depend on the  manager's ability to predict market movements.  The International Equity Fund may use stock index and currency futures  contracts.  Stock index futures contracts are derivative  instruments  that are subject to a number of risks.  During certain  market  conditions,  purchases  and sales of stock  index  futures contracts may not  completely  offset a decline or rise in the value of the
     Fund's  investments.  In the futures markets, it may not always be possible to execute a buy or sell  order at the  desired  price,  or to close out an open position due to market  conditions,  limits on open  positions  and/or daily  price  fluctuations.  Changes  in the  market  value  of the  Fund's investment  securities  may differ  substantially  from the changes when it established the hedged positions,  and  unanticipated  price movements in a futures contract may result in a loss substantially greater than the Fund's initial  investment in such a contract.  Currency futures  contracts may be used to hedge currency risks.  Hedging  currency risks involves the risk of mismatching the Fund's  obligations under a futures contract with the value of securities denominated in a particular currency.

o    Emerging Markets Risks: In addition to the risks generally  associated with investing in foreign  securities,  countries with emerging markets may also have relatively unstable governments,  social and legal systems that do not protect  shareholders,  economies  based  on  only  a few  industries,  and securities markets that trade a small number of issues.

o    Foreign  Securities Risks: The risks of investing in foreign securities can increase  the  potential  for  losses  in a Fund and may  include  currency
     fluctuations,   political  and  economic   instability,   less   government
     regulation,  less publicly available information,  limited trading markets, differences in financial reporting standards and less stringent  regulation of securities markets.

o    High-Yield  Debt  Securities  Risks:  High-yield  debt  securities or "junk bonds"  are debt  securities  rated  below  investment  grade by an  NRSRO.
     Although   junk  bonds   generally   pay  higher  rates  of  interest  than
     higher-rated  securities,  they are  subject  to a greater  risk of loss of income and  principal.  Junk bonds are subject to greater  credit risk than higher  grade  securities  and have a  higher  risk of  default.  Companies issuing  high-yield  junk  bonds are more  likely to  experience  financial difficulties  that may lead to a weakened  capacity to make  principal  and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly  leveraged and are more vulnerable to changes in the economy,  such as a recession or rising  interest  rates,  which may affect their ability to meet their interest or principal payment obligations.

o    Interest  Rate Risks:  The market  value of fixed  income  securities  will fluctuate with changes in interest rates. For example,  when interest rates rise, the market value of fixed income securities  declines.  If the market value of the  Tax-Exempt  Fixed Income Fund's or the Core Plus Fixed Income
     Fund's investments decreases, investors in those Funds may lose money.

o    Liquidity  Risks:  The  securities of many of the companies  with small and medium size  capitalizations  may have less  "float"  (the number of shares that normally trade) and attract less market interest and,  therefore,  are subject  to  liquidity  risk.  Liquidity  risk  is the  risk  that  certain securities  may be  difficult or  impossible  to sell at the time and price that a Fund would like to sell the security.  If that  happens,  a Fund may have to lower  the  price,  sell  other  securities  instead,  or forego an investment  opportunity,  any of which could have a negative effect on Fund performance.

o    Manager Risks: Manager risk is the risk that the Advisor or one of a Fund's sub-advisors  will do a poor job of selecting  securities  and thus fail to meet the Fund's investment  objectives.  As with any mutual fund, there can be no guarantee that a particular Fund will achieve its objectives.

                                      -11-

o    Maturity  Risks:  The  Tax-Exempt  Fixed  Income Fund  invests in municipal securities with intermediate to long-term  maturities.  The Core Plus Fixed
     Income  Fund  may  invest  in  fixed  income  securities  with a  range  of maturities.  Generally,  the longer a security's maturity,  the greater the risk that interest rate  fluctuations may adversely affect the value of the security.

o    Mortgage-Backed  and Asset-Backed  Securities  Risks:  Mortgage-backed  and asset-backed  securities are subject to prepayment  risk, which is the risk that the  borrower  will  prepay some or all of the  principal  owed to the issuer.  If that happens,  a Fund holding such security may have to replace the security by investing the proceeds in a less attractive security.  This may reduce such Fund's share price and its income distributions.

o    Municipal Securities Risks: The ability of the Tax-Exempt Fixed Income Fund to achieve its investment  objective  depends on the ability of the issuers of the municipal securities,  or any entity providing a credit enhancement, to continue  to meet their  obligations  for the  payment of  interest  and principal  when  due.  Any  adverse  economic  conditions  or  developments affecting the states or municipalities that issue the municipal  securities in which the Fund invests could negatively impact the Fund.

o    Non-Diversification  Risks:  Each  Fund  is  a  non-diversified  investment company,  which  means that more of a Fund's  assets may be invested in the securities of a single issuer than a diversified  investment company.  This may make the value of a Fund's  shares more  susceptible  to certain  risks than shares of a diversified investment company. As a non-diversified fund, each Fund has a greater  potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

o    Real Estate Industry  Concentration  Risk: The Real Estate  Securities Fund
     concentrates its investments in the real estate industry.  Concentration in the real  estate  industry  will  subject  the Fund to risks in addition to those that apply to the general equity  markets.  Economic,  legislative or regulatory developments may occur that significantly affect the entire real estate  industry and, thus, may subject the Real Estate  Securities Fund to greater  market  fluctuations  than a fund that does not  concentrate  in a particular  industry.  In addition,  the Real Estate  Securities  Fund will generally  be subject to risks  associated  with direct  ownership  of real estate.  These risks include decreases in real estate value or fluctuations in rental  income  caused by a variety of factors,  including  increases in interest  rates,  increases in property  taxes and other  operating  costs, casualty or condemnation  losses,  possible  environmental  liabilities and changes in supply and demand  for  properties.  Because of the Real  Estate
     Securities  Fund's strategy to concentrate in the real estate industry,  it may not perform as well as other mutual funds that do not  concentrate in a single industry.

o    Real  Estate  Investment  Trust  Risks:  Some of the  risks of  equity  and mortgage  REITs are that the  performance of such REITs depends on how well the REIT  manages  the  properties  it owns.  An equity  REIT holds  equity positions in real estate and provides its shareholders with income from the leasing of its  properties  and capital gains from any sale of  properties.
     Accordingly,  equity  REITs may be  affected by any changes in the value of the underlying property owned by the trusts. A decline in rental income may occur  because  of  extended  vacancies,  the  failure  to  collect  rents, increased  competition from other  properties or poor management.  A REIT's performance  also  depends on the  company's  ability  to finance  property purchases  and  renovations  and manage  its cash  flows.  A mortgage  REIT specializes  in lending money to  developers  of properties  and passes any interest income earned to its shareholders. Accordingly, mortgage REITs may be  affected  by the  quality  of any  credit  extended.  The  Real  Estate
     Securities  Fund  attempts  to  minimize  these  risks by  selecting  REITs diversified by sector (i.e., shopping malls,  apartment building complexes, health care facilities) and geographic location.

o    Sector Focus Risks:  To the extent that a Fund focuses its  investments  in one or more sectors,  it may be subject to the risks  affecting that sector more than would a fund that  invests in a wide  variety of market  sectors.
     The following  describes the risks  associated  with the various sectors in which some of the Funds may focus:

     o    Large Cap Growth Fund and  Small/Mid  Cap Growth  Fund:  The Large Cap
          Growth  Fund  and the  Small/Mid  Cap  Growth  Fund  may  focus  their investments in the technology or

                                      -12-

          health care sectors. Companies in the technology sector are subject to the risks such as those relating to potential  rapid  obsolescence  of technology,  failure  of the market to accept  new  technologies,  and
          difficulty  in  obtaining   financing   for  necessary   research  and
          development  or  expansion.  Companies  in the health  care sector are subject to many of the same  risks as those  facing  companies  in the technology sector, and are subject to risks related to legislative and regulatory action, which may affect profitability of companies in that sector.

     o    Large Cap Value Fund and Small/Mid Cap Value Fund: The Large Cap Value
          Fund and Small/Mid Cap Value Fund may focus their  investments  in the financial  services or basic industries sector. The financial services sector may be adversely affected by changes in economic conditions and interest rates, as well as legislative  initiatives,  all of which may impact the profitability of companies in that sector. Companies in the basic industries sector are subject to general risks posed by economic slow down or  recession  as well as  market  risk to the  extent  that investors prefer  securities of issuers in other sectors  perceived to offer greater opportunities for faster growth.

     o    International Equity Fund: The International Equity Fund may focus its investments  in one  or  more  sectors,  such  as  telecommunications, technology,  consumer goods,  financial  services or basic industries.
          Companies  in the  technology  sector are subject to the risks such as those relating to potential rapid obsolescence of technology,  failure of the market to accept new  technologies,  and  difficulty  obtaining
          financing  for  necessary   research  and  development  or  expansion.
          Companies in the telecommunications  sector are subject to many of the same risks as companies in the technology sector, and are also subject to the risk that  changes in federal or state  regulation  relating to rates of return and  services in the  telecommunications  sector could adversely affect the  profitability of these companies.  The financial services  sector may be  adversely  affected  by  changes in  economic conditions and interest rates, as well as legislative initiatives, all of which may impact the  profitability  of  companies  in that sector.
          Companies  in the basic  industries  and  consumer  goods  sectors are subject to general  risks posed by economic  slow down or recession as well as market risk to the extent that investors prefer  securities of issuers in other sectors perceived to offer greater  opportunities for faster growth.

o    Small and Medium  Capitalization  Risks:  A Fund that invests in the equity securities of companies with small and medium size market capitalization is subject to certain  risks.  Companies  with  small and medium  size  market capitalization  often have narrower markets,  fewer products or services to offer and more limited  managerial and financial  resources than do larger, more  established  companies.  As a result,  their  performance can be more volatile,  and they face a greater  risk of business  failure,  which could increase the volatility and risk of loss of a Fund's assets.

o    Stock Market Risks:  Funds that invest in equity  securities are subject to stock  market risks and  significant  fluctuations  in value.  If the stock market  declines  in value,  a Fund's  share  price is likely to decline in value.  A Fund's  focus on certain  types of stocks (such as small or large cap) and style of  investing  (such as value or growth)  subjects it to the risk that its  performance  may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

o    Tax Risks: The Tax-Exempt Fixed Income Fund may be more adversely  impacted by  changes in tax rates and  policies  than other  mutual  funds.  Because interest income on municipal obligations is normally not subject to regular federal income taxation,  the  attractiveness  of municipal  obligations in relation to other investment alternatives is affected by changes in federal income tax rates  applicable  to, or the continuing  tax-exempt  status of, such interest  income.  Therefore,  any proposed or actual  changes in such rates or exempt status can significantly affect the demand for, and supply, liquidity and marketability of, municipal obligations,  which could in turn affect the Tax-Exempt Fixed Income Fund's ability to acquire and dispose of municipal obligations at desirable yield and price levels.

                                      -13-

PERFORMANCE OF THE FUNDS

The  performance  information  shown  gives some  indication  of the risks of an investment in a Fund. Each Fund's bar chart illustrates the Fund's calendar year returns and the return for the nine months ended September 30, 2003. Each Fund's table  compares the Fund's average annual returns with a broad measure of market performance  and an index of  funds  with  similar  investment  objectives.  The information shown assumes reinvestment of dividends and distributions. Remember, a Fund's  past  performance,  before  and after  taxes,  is not  necessarily  an indication of how a Fund will perform in the future.

                         ASSETMARK LARGE CAP GROWTH FUND
                        Calendar Year Returns as of 12/31

               [Updatred Performance Information To Be Inserted]

The Large Cap Growth  Fund's  calendar  year-to-date  return as of September 30,
2004 was ___%.

Best Quarter:
Worst Quarter:

------------------------------------------------------------------------------------
Average Annual Total Returns
                                                   Year Ended December 31, 2003
------------------------------------------------------------------------------------
                                                    One Year    Since Inception(6)
-------------------------------------------------- ------------ --------------------
Large Cap Growth Fund
     Return Before Taxes
     Return After Taxes on Distributions(1)(2)
     Return After Taxes on Distributions and
     Sale of Fund Shares(1)(3)
Russell 1000 Growth Index(4)
Lipper Large-Cap Growth Funds Index(5)
-------------------------------------------------- ------------ --------------------

(1)  After tax returns are calculated  using the historical  highest  individual federal  marginal  income tax rates in effect and do not reflect the impact of state and local  taxes.  For  2003,  the  highest  ordinary  income  and short-term  gain  rate was ____% and the  highest  long-term  gain rate was
     ____%.  Actual  after-tax  returns  depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred  arrangements such as 401(k) plans or IRAs.

(2)  "Return  After  Taxes  on  Distributions"   shows  the  effect  of  taxable
     distributions (dividends and capital gains distributions), but assumes that
     Fund shares are still held at the end of the period.

(3)  "Return  After Taxes on  Distributions  and Sale of Fund Shares"  shows the effect of both  taxable  distributions  and any  taxable  gain or loss that would be  realized  if Fund  shares  were sold at the end of the  specified period.  In certain cases, the figure  representing  "Return After Taxes on
     Distributions  and Sale of Fund Shares" may be higher than the other return figures for the same period. A

                                      -14-

     higher after tax return results when a capital loss occurs upon  redemption and provides an assumed tax deduction that benefits the investor.

(4)  The Russell 1000 Growth Index contains those securities in the Russell 1000
     Index with a  greater-than-average  growth  orientation.  Companies in this index tend to exhibit higher  price-to-book and  price-to-earnings  ratios, lower dividend  yields,  and higher  forecasted  growth rates. The Index is unmanaged  and cannot be invested in  directly.  The Index does not reflect any deduction for fees, expenses or taxes.

(5)  The Lipper  Large-Cap  Growth  Funds Index is the average of the 30 largest funds in the Lipper  Large-Cap  Growth  Funds  Category.  These  funds,  by portfolio practice,  invest at least 75% of equity assets in companies with market  capitalizations (on three-year weighted basis) greater than 300% of the  dollar-weighted  median  market  capitalization  of the  middle  1,000 securities of the S&P SuperComposite 1500 Index. These funds typically have
     an  above  average  price-to-earnings  ration,   price-to-book  ratio,  and
     three-year sales-per-share growth value, compared to the S&P 500 Index.

(6)  The inception date of the Fund was June 29, 2001.

                                      -15-

                         ASSETMARK LARGE CAP VALUE FUND
                        Calendar Year Returns as of 12/31

               [Updated Performance Information To Be Inserted]

The Large Cap Value Fund's calendar year-to-date return as of September 30, 2004 was ___%.

Best Quarter:
Worst Quarter:

------------------------------------------------------------------------------------
Average Annual Total Returns
                                                   Year Ended December 31, 2003
------------------------------------------------------------------------------------
                                                    One Year    Since Inception(6)
-------------------------------------------------- ------------ --------------------
Large Cap Value Fund
     Return Before Taxes
     Return After Taxes on Distributions(1)(2)
     Return After Taxes on Distributions and
     Sale of Fund Shares(1)(3)
Russell 1000 Value Index(4)
Lipper Large-Cap Value Funds Index(5)
----------------------------------------------------------------------- -------------

(1)  After tax returns are calculated  using the historical  highest  individual federal  marginal  income tax rates in effect and do not reflect the impact of state and local  taxes.  For  2003,  the  highest  ordinary  income  and short-term  gain  rate was ____% and the  highest  long-term  gain rate was
     _____.  Actual  after-tax  returns  depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred  arrangements such as 401(k) plans or IRAs.

(2)  "Return  After  Taxes  on  Distributions"   shows  the  effect  of  taxable
     distributions (dividends and capital gains distributions), but assumes that
     Fund shares are still held at the end of the period.

(3)  "Return  After Taxes on  Distributions  and Sale of Fund Shares"  shows the effect of both  taxable  distributions  and any  taxable  gain or loss that would be  realized  if Fund  shares  were sold at the end of the  specified period.  In certain cases, the figure  representing  "Return After Taxes on
     Distributions  and Sale of Fund Shares" may be higher than the other return figures  for the same  period.  A higher  after tax return  results  when a capital loss occurs upon  redemption  and provides an assumed tax deduction that benefits the investor.

(4)  The Russell 1000 Value Index contains those  securities in the Russell 1000
     Index with a less-than-average growth orientation.  Companies in this index generally  have low  price-to-book  and  price-to-earnings  ratios,  higher dividend yields, and lower forecasted growth values. The Index is unmanaged and  cannot be  invested  in  directly.  The  Index  does not  reflect  any deduction for fees, expenses or taxes.

                                      -16-

(5)  The Lipper  Large-Cap  Value  Funds  Index is the average of the 30 largest funds in the  Lipper  Large-Cap  Value  Funds  Category.  These  funds,  by portfolio practice,  invest as least 75% of equity assets in companies with market  capitalizations (on three-year weighted basis) greater than 300% of the  dollar-weighted  median  market  capitalization  of the  middle  1,000 securities  of the S&P  SuperComposite  1500 Index.  Large-cap  value funds typically  have  a  below-average  price-to-earnings  ratio,  price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500
     Index.

(6)  The inception date of the Fund was June 29, 2001.

                       ASSETMARK SMALL/MID CAP GROWTH FUND
                        Calendar Year Returns as of 12/31

               [Updated Performance Information To Be Inserted]

The Small/Mid Cap Growth Fund's calendar year-to-date return as of September 30,
2004 was ____.

Best Quarter:
Worst Quarter:

------------------------------------------------------------------------------------
Average Annual Total Returns
                                                   Year Ended December 31, 2003
------------------------------------------------------------------------------------
                                                    One Year    Since Inception(6)
-------------------------------------------------- ------------ --------------------
Small/Mid Cap Growth Fund
     Return Before Taxes
     Return After Taxes on Distributions(1)(2)
     Return After Taxes on Distributions and
     Sale of Fund Shares(1)(3)
Russell 2500 Growth Index(4)
Lipper Small-Cap Growth Funds Index(5)
-------------------------------------------          ---------- --------------------

(1)  After tax returns are calculated  using the historical  highest  individual federal  marginal  income tax rates in effect and do not reflect the impact of state and local  taxes.  For  2003,  the  highest  ordinary  income  and short-term  gain  rate was ____% and the  highest  long-term  gain rate was
     ____.  Actual  after-tax  returns  depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred  arrangements such as 401(k) plans or IRAs.

(2)  "Return  After  Taxes  on  Distributions"   shows  the  effect  of  taxable
     distributions (dividends and capital gains distributions), but assumes that
     Fund shares are still held at the end of the period.

                                      -17-

(3)  "Return  After Taxes on  Distributions  and Sale of Fund Shares"  shows the effect of both  taxable  distributions  and any  taxable  gain or loss that would be  realized  if Fund  shares  were sold at the end of the  specified period.  In certain cases, the figure  representing  "Return After Taxes on
     Distributions  and Sale of Fund Shares" may be higher than the other return figures  for the same  period.  A higher  after tax return  results  when a capital loss occurs upon  redemption  and provides an assumed tax deduction that benefits the investor.

(4)  The Russell 2500TM Growth Index  measures the  performance of those Russell
     2500  companies  with  higher  price-to-book  ratios and higher  forecasted growth  values.  The Index is unmanaged and cannot be invested in directly.
     The Index does not reflect any deduction for fees, expenses or taxes.

(5)  The Lipper  Small-Cap  Growth  Funds Index is the average of the 30 largest funds in the Lipper  Small-Cap  Growth  Funds  Category.  These  funds,  by portfolio  practice,  invest 75% of equity assets in companies  with market capitalizations  (on a  three-year  weighted  basis)  less than 250% of the dollar-weighted  median  market  capitalization  of the smallest 500 of the middle 1,000 securities of the S&P  SuperComposite  1500 Index. These funds typically  have an above  average  price-to-earnings  ratio,  price-to-book ratio,  and three-year  sales-per-share  growth value,  compared to the S&P
     SmallCap 600 Index.

(6)  The inception date of the Fund was June 29, 2001.

                       ASSETMARK SMALL/MID CAP VALUE FUND
                        Calendar Year Returns as of 12/31

               [Updated Performance Information To Be Inserted]

The Small/Mid Cap Value Fund's calendar  year-to-date return as of September 30,
2004 was ____%.

Best Quarter:
Worst Quarter:

------------------------------------------------------------------------------------
Average Annual Total Returns
                                                   Year Ended December 31, 2003
------------------------------------------------------------------------------------
                                                    One Year    Since Inception(6)
-------------------------------------------------- ------------ --------------------
Small/Mid Cap Value Fund
     Return Before Taxes
     Return After Taxes on Distributions(1)(2)
     Return After Taxes on Distributions and
     Sale of Fund Shares(1)(3)
Russell 2500 Value Index(4)
Lipper Small-Cap Value Funds Index(5)
---------------------------------------------------------- -------------------------

(1)  After tax returns are calculated  using the historical  highest  individual federal  marginal  income tax rates in effect and do not reflect the impact of state and local  taxes.  For  2003,  the  highest  ordinary  income  and short-term gain rate was ____% and the highest long-

                                      -18-

     term gain rate was _____. Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore,  the after-tax returns shown are  not  relevant  to  those  investors  who  hold  their  shares  through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)  "Return  After  Taxes  on  Distributions"   shows  the  effect  of  taxable
     distributions (dividends and capital gains distributions), but assumes that
     Fund shares are still held at the end of the period.

(3)  "Return  After Taxes on  Distributions  and Sale of Fund Shares"  shows the effect of both  taxable  distributions  and any  taxable  gain or loss that would be  realized  if Fund  shares  were sold at the end of the  specified period.  In certain cases, the figure  representing  "Return After Taxes on
     Distributions  and Sale of Fund Shares" may be higher than the other return figures  for the same  period.  A higher  after tax return  results  when a capital loss occurs upon  redemption  and provides an assumed tax deduction that benefits the investor.

(4)  The Russell  2500TM Value Index  measures the  performance of those Russell
     2500 companies with lower price-to-book  ratios and lower forecasted growth values.  The  Russell  2500  Value  Index  is an  unmanaged  index  that is generally  representative of smaller capitalization value stocks. The Index is unmanaged and cannot be invested in directly. The Index does not reflect any deduction for fees, expenses or taxes.

(5)  The Lipper  Small-Cap  Value  Funds  Index is the average of the 30 largest funds in the  Lipper  Small-Cap  Value  Funds  Category.  These  funds,  by portfolio  practice,  invest 75% of equity assets in companies  with market capitalizations  (on a  three-year  weighted  basis)  less than 250% of the dollar-weighted  median  market  capitalization  of the smallest 500 of the middle 1,000 securities of the S&P  SuperComposite  1500 Index. These funds typically  have a  below  average  price-to-earnings  ratio,  price-to-book ratio,  and three-year  sales-per-share  growth value,  compared to the S&P
     SmallCap 600 Index.

(6)  The inception date of the Fund was June 29, 2001.

                       ASSETMARK INTERNATIONAL EQUITY FUND
                        Calendar Year Returns as of 12/31

               [Updated Performance Information To Be Inserted]

The International Equity Fund's calendar year-to-date return as of September 30,
2004 was ____.

Best Quarter:
Worst Quarter:

                                      -19-

------------------------------------------------------------------------------------
Average Annual Total Returns
                                                   Year Ended December 31, 2003
------------------------------------------------------------------------------------
                                                    One Year    Since Inception(6)
-------------------------------------------------- ------------ --------------------
International Equity Fund
     Return Before Taxes
     Return After Taxes on Distributions(1)(2)
     Return After Taxes on Distributions and
     Sale of Fund Shares(1)(3)
Morgan Stanley Capital International EAFE Index (4)  %
Lipper International Funds Index(5)
--------------------------------------------------------------- --------------------

(1)  After tax returns are calculated  using the historical  highest  individual federal  marginal  income tax rates in effect and do not reflect the impact of state and local  taxes.  For  2003,  the  highest  ordinary  income  and short-term  gain  rate was ____% and the  highest  long-term  gain rate was
     ____. Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore,  the after-tax returns shown are not relevant to those  investors who hold their shares  through  tax-deferred  arrangements such as 401(k) plans or IRAs.

(2)  "Return  After  Taxes  on  Distributions"   shows  the  effect  of  taxable
     distributions (dividends and capital gains distributions), but assumes that
     Fund shares are still held at the end of the period.

(3)  "Return  After Taxes on  Distributions  and Sale of Fund Shares"  shows the effect of both  taxable  distributions  and any  taxable  gain or loss that would be  realized  if Fund  shares  were sold at the end of the  specified period.  In certain cases, the figure  representing  "Return After Taxes on
     Distributions  and Sale of Fund Shares" may be higher than the other return figures  for the same  period.  A higher  after tax return  results  when a capital loss occurs upon  redemption  and provides an assumed tax deduction that benefits the investor.

(4)  The  MSCI  EAFE(R)Index   (Europe,   Australasia,   Far  East)  is  a  free
     float-adjusted  market  capitalization  index that is  designed  to measure developed market equity performance, excluding the US & Canada. As of April
     2002,  the MSCI EAFE Index  consisted of the following 21 developed  market country indices:  Australia,  Austria,  Belgium,  Denmark, Finland, France,
     Germany,  Greece,  Hong Kong, Ireland,  Italy, Japan, the Netherlands,  New
     Zealand, Norway, Portugal,  Singapore,  Spain, Sweden,  Switzerland and the
     United Kingdom.  The Index is unmanaged and cannot be invested in directly.
     The Index does not reflect any deduction for fees, expenses or taxes.

(5)  The Lipper International Funds Index is the average of the 30 largest funds in the Lipper  International  Funds Category.  These funds invest assets in securities with primary trading markets outside of the United States.

(6)  The inception date of the Fund was June 29, 2001.

                                      -20-

                      ASSETMARK REAL ESTATE SECURITIES FUND
                        Calendar Year Returns as of 12/31

               [Updated Performance Information To Be Inserted]

The Real Estate Securities Fund's calendar  year-to-date  return as of September
30, 2004 was ____%.

Best Quarter:
Worst Quarter:

------------------------------------------------------------------------------------
Average Annual Total Returns
                                                   Year Ended December 31, 2003
------------------------------------------------------------------------------------
                                                    One Year    Since Inception(6)
-------------------------------------------------- ------------ --------------------
Real Estate Securities Fund
     Return Before Taxes
     Return After Taxes on Distributions(1)(2)
     Return After Taxes on Distributions and
     Sale of Fund Shares(1)(3)
Wilshire REIT Index (4)
Lipper Real Estate Fund Index(5)
------------------------------------------------------------------------------------

(1)  After tax returns are calculated  using the historical  highest  individual federal  marginal  income tax rates in effect and do not reflect the impact of state and local  taxes.  For  2003,  the  highest  ordinary  income  and short-term  gain  rate was ____% and the  highest  long-term  gain rate was
     _____.  Actual  after-tax  returns  depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred  arrangements such as 401(k) plans or IRAs.

(2)  "Return  After  Taxes  on  Distributions"   shows  the  effect  of  taxable
     distributions (dividends and capital gains distributions), but assumes that
     Fund shares are still held at the end of the period.

(3)  "Return  After Taxes on  Distributions  and Sale of Fund Shares"  shows the effect of both  taxable  distributions  and any  taxable  gain or loss that would be  realized  if Fund  shares  were sold at the end of the  specified period.  In certain cases, the figure  representing  "Return After Taxes on
     Distributions  and Sale of Fund Shares" may be higher than the other return figures  for the same  period.  A higher  after tax return  results  when a capital loss occurs upon  redemption  and provides an assumed tax deduction that benefits the investor.

(4)  The  Wilshire  REIT  Index  measures  U.S.   publicly  traded  Real  Estate
     Investment  Trusts.  The Index is comprised of companies whose charters are the equity  ownership  and  operation  of  commercial  real estate and that derive a minimum of 75% of revenue  from  stated  operations.  The Index is composed of 93 common  stocks,  selected for their  market  capitalization, source of revenue,

                                      -21-

     and  liquidity.  The Index is unmanaged and cannot be invested in directly.
     The Index does not reflect any deduction for fees, expenses or taxes.

(5)  The Lipper  Real  Estate  Fund Index is an  equally  weighted  index of the largest 30 funds  within the real  estate  funds  investment  objective  as defined  by Lipper  Inc.  The index is  adjusted  for the  reinvestment  of capital gains and income dividends.

(6)  The inception date of the Fund was June 29, 2001.

                     ASSETMARK TAX-EXEMPT FIXED INCOME FUND
                        Calendar Year Returns as of 12/31

               [Updated Performance Information To Be Inserted]

The Tax-Exempt Fixed Income Fund's calendar  year-to-date return as of September
30, 2004 was ____.

Best Quarter:
Worst Quarter:

------------------------------------------------------------------------------------
Average Annual Total Returns
                                                   Year Ended December 31, 2003
------------------------------------------------------------------------------------
                                                    One Year    Since Inception(6)
-------------------------------------------------- ------------ --------------------
Tax-Exempt Fixed Income Fund
     Return Before Taxes
     Return After Taxes on Distributions(1)(2)
     Return After Taxes on Distributions and
     Sale of Fund Shares(1)(3)
Lehman Brothers Municipal Bond Index(4)
Lipper General Municipal Debt Fund Index (5)
--------------------------------------------------------------- --------------------

(1)  After tax returns are calculated  using the historical  highest  individual federal  marginal  income tax rates in effect and do not reflect the impact of state and local  taxes.  For  2003,  the  highest  ordinary  income  and short-term  gain  rate was ____% and the  highest  long-term  gain rate was
     ____. Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore,  the after-tax returns shown are not relevant to those  investors who hold their shares  through  tax-deferred  arrangements such as 401(k) plans or IRAs.

(2)  "Return  After  Taxes  on  Distributions"   shows  the  effect  of  taxable
     distributions (dividends and capital gains distributions), but assumes that
     Fund shares are still held at the end of the period.

(3)  "Return  After Taxes on  Distributions  and Sale of Fund Shares"  shows the effect of both  taxable  distributions  and any  taxable  gain or loss that would be  realized  if Fund  shares  were sold at the end of the  specified period. In certain cases, the figure representing

                                      -22-

     "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other  return  figures  for the same  period.  A higher  after tax return  results when a capital loss occurs upon  redemption and provides an assumed tax deduction that benefits the investor.

(4)  Lehman Brothers Municipal Bond Index is a broad-based,  total return index.
     The  Index  is  comprised  of  8.000  actual  bonds.   The  bonds  are  all
     investment-grade, fixed-rate, long-term maturities (greater than two years)
     and are selected  from issues  larger than $50 million  dated since January
     1984. Bonds are added to the Index and weighted and updated monthly, with a one-month  lag. The Index is unmanaged  and cannot be invested in directly.
     The Index does not reflect any deduction for fees, expenses or taxes.

(5)  The Lipper  General  Municipal  Debt Fund Index tracks funds that invest at least  65% of  assets  in  municipal  debt  issues  in the top four  credit ratings.

(6)  The inception date of the Fund was June 29, 2001.

                      ASSETMARK CORE PLUS FIXED INCOME FUND
                        Calendar Year Returns as of 12/31

               [Updated Performance Information To Be Inserted]

The Core Plus Fixed Income Fund's calendar  year-to-date  return as of September
30, 2004 was _____.

Best Quarter:
Worst Quarter:

------------------------------------------------------------------------------------
Average Annual Total Returns
                                                   Year Ended December 31, 2003
------------------------------------------------------------------------------------
                                                    One Year    Since Inception(6)
-------------------------------------------------- ------------ --------------------
Core Plus Fixed Income Fund
     Return Before Taxes
     Return After Taxes on Distributions(1)(2)
     Return After Taxes on Distributions and
     Sale of Fund Shares(1)(3)
Lehman Brothers Aggregate Bond Index(4)
Lipper General Bond Funds Index (5)
--------------------------------------------------------------------------------

(1)  After tax returns are calculated  using the historical  highest  individual federal  marginal  income tax rates in effect and do not reflect the impact of state and local  taxes.  For  2003,  the  highest  ordinary  income  and short-term  gain  rate was ____% and the  highest  long-term  gain rate was
     ____. Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore,  the after-tax returns shown are not relevant to those  investors who hold their shares  through  tax-deferred  arrangements such as 401(k) plans or IRAs.

(2)  "Return  After  Taxes  on  Distributions"   shows  the  effect  of  taxable
     distributions (dividends and capital gains distributions), but assumes that
     Fund shares are still held at the end of the period.

(3)  "Return  After Taxes on  Distributions  and Sale of Fund Shares"  shows the effect of both  taxable  distributions  and any  taxable  gain or loss that would be  realized  if Fund  shares  were sold at the end of the  specified period.  In certain cases, the figure  representing  "Return After Taxes on
     Distributions  and Sale of Fund Shares" may be higher than the other return figures  for the same  period.  A higher  after tax return  results  when a capital loss occurs upon  redemption  and provides an assumed tax deduction that benefits the investor.

                                      -23-

(4)  The Lehman  Brothers  Aggregate  Bond Index is an  unmanaged,  market value weighted  index of  investment  grade,  fixed-rate  debt issues,  including government,  corporate,  asset-backed, and mortgage-backed securities, with maturities  of at least one year.  A direct  investment  in an index is not possible.  The Index is unmanaged  and cannot be invested in directly.  The
     Index does not reflect any deduction for fees, expenses or taxes.

(5)  The Lipper General Bond Funds Index tracks the total return  performance of the 10 largest funds within this  category.  This category  includes  funds that do not have any quality or maturity restrictions.

(6)  The inception date of the Fund was June 29, 2001.

FEES AND EXPENSES OF THE FUNDS
As an investor,  you pay certain fees and expenses if you buy and hold shares of a Fund.  The fees and  expenses  as of the fiscal  year ended June 30,  2004 are described  in the table below and are  further  explained  in the  example  that follows:

SHAREHOLDER FEES (fees paid directly from your investment)

NONE

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

                            Large    Large   Small/Mid Small/Mid
                            Cap      Cap     Cap       Cap
                            Growth   Value   Growth    Value
                            Fund     Fund    Fund      Fund
                            ----     ----    ----      ----
Management Fees
Distribution (Rule 12b-1)
Fees
Other Expenses
                            -----    -----   -----     -----
Total Annual Fund
Operating Expenses
     Less Expense
     Reimbursement
                           ------   ------  ------    ------
Net Annual Fund
Operating Expenses*
                            =====    =====   =====     =====

                                           Real       Tax-Exempt   Core Plus
                            International  Estate     Fixed        Fixed
                            Equity         Securities Income       Income
                            Fund           Fund       Fund         Fund
                            ----           ----       ----         ----
Management Fees
Distribution (Rule 12b-1)
Fees
Other Expenses
                            -----          -----      -----        -----
Total Annual Fund
Operating Expenses
     Less Expense
     Reimbursement
                           ------         ------     ------       ------
Net Annual Fund
Operating Expenses*
                            =====         =====       =====        =====

--------------------------------------------------------------------------------
* The Advisor has entered  into an Expense  Waiver and  Reimbursement  Agreement dated May 11,  2001,  with the Trust on behalf of each Fund.  Under the  Expense
Waiver and  Reimbursement  Agreement,  the  Advisor has agreed to waive its fees and/or  bear  expenses  for each Fund to the extent  that its Total  Annual Fund
Operating  Expenses  exceed the Net Annual Fund Operating  Expenses shown above.
The Advisor may  recapture  any fees it has waived or any  expenses it has borne within a three-year period. The Expense Waiver and Reimbursement Agreement shall continue in effect until October 31, 2005.

EXPENSE EXAMPLE

The  following  Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example  assumes  that you invest  $10,000 in each Fund for the time periods indicated  and then redeem all of your shares at the end of these  periods.  The
Example also assumes that your investment has a 5% rate of return each year. The
1 year dollar  amounts and the dollar amounts for the first year of the 3, 5 and
10 year columns for each Fund reflect the "Net Annual Fund  Operating  Expenses"
of each Fund that result from the contractual  expense waiver and reimbursement.
The second and later  years  within the 3, 5 and 10 year  columns  for each Fund reflect the "Total  Annual Fund  Operating  Expenses"  of each Fund  without any

                                      -24-

waivers or  reimbursements.  Although  your actual costs may be higher or lower, based on these assumptions your costs for each Fund would be:

Fund                              1 Year      3 Years     5 Years     10 Years
----------------------------- ----------- ------------ ----------- ---------------
Large Cap Growth Fund
Large Cap Value Fund
Small/Mid Cap Growth Fund
Small/Mid Cap Value Fund
International Equity Fund
Real Estate Securities Fund
Tax-Exempt Fixed Income Fund
Core Plus Fixed Income Fund

TEMPORARY DEFENSIVE POSITIONS AND CASH INVESTMENTS

Each Fund may from time to time have a portion of its assets invested in cash or cash equivalents, such as money market mutual funds or short-term,  high-quality investment  grade  securities.  The Funds may invest in cash or cash equivalents while looking for suitable  investment  opportunities or while waiting to invest monies  received  from  purchases  of the Fund's  shares or from the sale of its portfolio securities.  Cash equivalents purchased by a Fund will be rated in one of the four highest ratings  categories by Standard & Poor's,  Moody's  Investor
Service, Inc., Fitch Inc. or another NRSRO. Under normal market conditions, each
Fund may hold cash or cash equivalents, such as:

     o    Money market mutual funds

     o    Commercial paper

     o    Certificates  of  deposit,  demand  and  time  deposits  and  banker's acceptances

     o    U.S. Government securities (e.g., U.S. Treasury obligations)

     o    Repurchase agreements

In  addition,  each Fund is permitted to invest up to 100% of its assets in cash or cash  equivalents as a temporary  defensive  position  during adverse market, economic,  political  or other  conditions  in order to protect the value of its assets or maintain liquidity.  A Fund may not achieve its investment  objectives to the extent that it engages in such a temporary, defensive strategy.

MANAGEMENT OF THE FUNDS

Investment Advisor
AssetMark  Investment  Services,   Inc.  (the  "Advisor"),   2300  Contra  Costa
Boulevard,  Suite 425,  Pleasant  Hill,  California,  94523-3967,  serves as the investment  advisor  to each of the  Funds.  The  Advisor  is  registered  as an investment advisor with the U.S. Securities and Exchange Commission ("SEC").

The Advisor  supervises  and directs  each Fund's  investments  and  allocates a certain  percentage  of each  Fund's  assets  to one or more  sub-advisors.  The
Advisor has ultimate  responsibility  (subject to oversight by the Trust's Board
of  Trustees)  to  oversee  the   sub-advisors   and  recommends  their  hiring,
termination and replacement.

The Advisor has overall  supervisory  responsibility  for the general management and investment of each Fund's  securities  portfolio,  and subject to review and approval by the Board: (i) sets the Fund's overall investment  strategies;  (ii)
evaluates, selects and recommends sub-advisors to manage all or part of a Fund's assets; (iii) when appropriate,  allocates and reallocates a Fund's assets among sub-advisors; (iv) monitors

                                      -25-

and evaluates the performance of  sub-advisors,  including their compliance with the investment  objectives,  policies,  and  restrictions of the Funds;  and (v)
implements  procedures  to ensure that the  sub-advisors  comply with the Fund's investment objectives, policies and restrictions.

The  Advisor  is  entitled  to an annual  fee from  each  Fund for its  services according to the following table:

                                                 Advisory Fee
                                             (as a percentage of
                    Fund:                 average daily net assets):
     ------------------------------------ ---------------------------
     Large Cap Growth Fund                          0.95%
     Large Cap Value Fund                           0.95%
     Small/Mid Cap Growth Fund                      0.95%
     Small/Mid Cap Value Fund                       1.00%
     International Equity Fund                      0.95%
     Real Estate Securities Fund                    0.95%
     Tax-Exempt Fixed Income Fund                   0.80%
     Core Plus Fixed Income Fund                    0.75%

The Advisor's primary business is to operate the AssetMark  Investment  Services program, a managed account program that is used by financial  professionals such as investment  advisers and broker-dealers to deliver state of the art financial planning,  investment  advisory and asset allocation  services to their clients.
Through the AssetMark  program,  investors can invest in, among other things,  a variety of asset  allocation  models using open-end mutual funds.  The AssetMark
Funds are included among the many investment products made available through the
AssetMark program. Through the program, AssetMark provides investment consulting and  administrative  services  to  advisers  and  broker-dealers  and  currently administers  in excess of $___  billion in  investor  assets,  including  mutual funds, variable annuities, exchange-traded funds and privately managed accounts.

AssetMark  invests  a portion  of its  revenues  from  operating  the  AssetMark
Investment  Services  program back into the program in the form of allowances to certain participating  financial  professionals that utilize the program.  Under its Gold Premier Consultant Program, individual investment advisers are entitled to receive a quarterly  business  development  allowance for  reimbursement  for qualified marketing/practice  management expenses incurred by the adviser. These amounts  range from $5,000 to $20,000  annually,  depending on the amount of the adviser's  client  assets  managed  within  the  AssetMark  program.  Similarly,
AssetMark provides  opportunities for broker-dealer  firms  participating in the
AssetMark program to receive fee reductions and/or allowances in amounts ranging from .02% to .07% of the amount of client assets invested  through the AssetMark program.  AssetMark  also  sponsors  annual  conferences  for its  participating financial  professionals  designed to facilitate  and promote the success of the
AssetMark   Investment   Services  program  and  its   participating   financial
professionals.

The Advisor has entered into a sub-advisory  agreement with each sub-advisor and compensates  each  sub-advisor  out of the investment  advisory fees it receives from the  applicable  Fund.  The  Advisor  has also  entered  into a  Consulting
Agreement  with  Wilshire  Associates  ("Wilshire"),  a global  investment  firm specializing  in  investment  strategies,  consulting  services  and  technology products, to provide research,  including  statistical  information and economic data,  to assist the  Advisor in (i)  selecting  sub-advisors  for the Funds and allocating a Fund's assets among  sub-advisors;  (ii)  selecting the  Underlying
Funds in which the Core Plus Fixed  Income Fund will  invest;  and (iii)  making recommendations  to the Board of Trustees of the Trust about hiring and changing sub-advisors.  The Advisor is responsible for paying Wilshire's consulting fees.
Finally,  the  Advisor  has  entered  into an Expense  Waiver and  Reimbursement
Agreement  in which it has  agreed  to keep  each of the  Fund's  expenses  to a certain  minimum for the period  ending on October 31, 2005 (as described in the respective Fee Tables of each Fund).  Under the Expense Waiver and Reimbursement
Agreement,  the  Advisor may  recapture  waived  fees and  expenses  borne for a three-year period under specified conditions.

Each sub-advisor makes investment decisions for the assets it has been allocated to manage. The Advisor,  with the research assistance of Wilshire,  oversees the sub-advisors  for  compliance  with each of the Fund's  investment  policies and guidelines,  and monitors each sub-advisor's  adherence to its investment style.
The

                                      -26-

Board of  Trustees  supervises  the Advisor  and the  sub-advisors,  establishes policies that they must follow in their management activities,  and oversees the hiring and  termination of  sub-advisors  recommended by the Advisor.  On May 6,
2002, the SEC issued an exemptive order (the "Exemptive Order") that permits the
Advisor,  subject to certain  conditions  and approval by the Board of Trustees, but without shareholder  approval,  to hire new sub-advisors for new or existing
Funds,  change the terms of particular  agreements with sub-advisors or continue the employment of existing  sub-advisors after events that would otherwise cause an  automatic  termination  of a  sub-advisory  agreement.  Within  90  days  of retaining a new  sub-advisor,  shareholders  of any  affected  Fund will receive notification  of the change.  The  Exemptive  Order  relieves the Funds from the requirement  to  disclose  certain  fees  paid to  sub-advisors  (except  to any sub-advisors  affiliated  with the Advisor) in documents  filed with the SEC and provided to shareholders.

Sub-Advisors and Portfolio Managers
The  following  sub-advisors  and  portfolio  managers are  responsible  for the day-to-day portfolio management of the respective Funds:

Large Cap Growth Fund:
TCW Investment  Management  Company ("TCW"),  865 South Figueroa  Street,  Suite
1800, Los Angeles,  California,  90017, is one of two sub-advisors for the Large
Cap Growth Fund. TCW is a member of The TCW Group, Inc. ("TCW Group"),  which is an  indirect  subsidiary  of  Societe  Generale  S.A.  TCW  Group  is a group of affiliated global financial  companies  providing a broad range of international and U.S. equity and fixed income investment  products and services for investors around  the  world.  With a team of nearly  320  investment  and  administrative professionals  located in Los Angeles, New York, Houston and San Francisco,  the
firm  has a  broad  depth  of  knowledge,  investment  experience  and  research capability. The firm has approximately $84 billion under management or committed to management as of August 31, 2003.

TCW utilizes a "bottom-up" approach to identify securities for investment by the
Fund.  TCW  utilizes a  multi-factor  investment  strategy  designed to identify opportunities  not fully  reflected in stock market  valuations.  These are: (1)
superior business  practices,  (2) long-term trend analysis,  and (3) valuation.
Companies  targeted for  investment  typically are those believed to have strong and enduring business models and defendable  advantages over their  competitors.
TCW manages its  allocated  portion of the Large Cap Growth  Fund's  assets on a team basis. The team consists of the following individuals:

o    Glen E. Bickerstaff
     Group Managing  Director,  U.S. Equities
     Prior to joining TCW in 1998,  Mr.  Bickerstaff  was a Vice  President  and
     Senior  Portfolio  Manager  at  Transamerica  Investment  Services,  a  Los
     Angeles-based  investment management subsidiary of Transamerica Corporation from 1987 to 1998. While at Transamerica,  Mr. Bickerstaff managed a pooled equity portfolio,  corporate pension assets,  institutional  accounts and a mutual fund. Previously, he was a Vice President and Portfolio Manager with
     Lederer &  Associates  and Pacific  Century  Advisors,  a subsidiary of
     Security  Pacific Bank.  Mr.  Bickerstaff  received a BS degree in Business
     Administration from the University of Southern California.

o    Brian M. Beitner, CFA
     Managing Director,  Director of U.S. Equities Research
     Prior to joining TCW in 1998,  Mr. Beitner was a Senior Vice President with
     Scudder Kemper Investments from 1990 to 1998. Mr. Beitner holds a BS degree in Public  Administration and an MBA degree from the University of Southern
     California.  He is a Chartered  Financial Analyst and past President of the
     Security Analysts of San Francisco.

o    Craig C. Blum, CFA
     Senior Vice President, U.S. Equities
     Mr. Blum joined the TCW Equities Research  Department in 2000.  Previously,
     he worked in both the High Yield and  Mortgage-Backed  Securities Groups as
     part of the firm's  Associate  Program.  Prior to that,  he was employed by
     PMAC Capital Markets, PaineWebber, and Merrill Lynch. Mr. Blum received his
     BS in Applied Mathematics and Computing from the University of

                                      -27-

     California at Los Angeles and his MBA in Finance from the Anderson Graduate
     School of Management at the University of California at Los Angeles.  He is
     a Chartered Financial Analyst.

o    Stephen A. Burlingame
     Senior Vice President, U.S. Equities
     Prior to joining TCW in 2000,  Mr.  Burlingame  was an Equities  Analyst at
     Brandywine  Asset  Management.  He also  worked as an  Equities  Analyst at
     Samuel James  Limited.  Mr.  Burlingame  graduated cum laude from Claremont
     McKenna College with a BA in Economics.

Atlanta Capital Management Company, LLC ("Atlanta"), 1349 West Peachtree Street,
Atlanta,  Georgia,  30309, is one of two  sub-advisors  for the Large Cap Growth
Fund.  Atlanta  Capital  Management is a leading  Atlanta-based  investment firm
specializing   in  managing   domestic   large  cap  growth   portfolios,   with
approximately  $8.2  billion in assets under  management  as of August 31, 2003.
Atlanta believes  attractive  investment  returns are produced by investing in a diversified  portfolio of high quality companies capable of sustaining  superior rates of earnings growth. Atlanta manages its allocated portion of the Large Cap
Growth  Fund's  assets  on a team  basis.  The team  consists  of the  following individuals:

o    Daniel W. Boone, III, CFA
     Managing Partner and Member of the Executive Committee
     Mr. Boone's primary  responsibilities  are in equity portfolio  management, oversight  of  client  service  activities  and as  co-head  of the  equity management team. Mr. Boone joined Atlanta Capital in 1976. Prior to joining
     Atlanta Capital he was with the international  firm of Lazard Freres in New
     York. His  responsibilities  included portfolio management of institutional funds and  securities  research.  Prior to that he was an analyst  with the
     Wellington  Management  Company in Philadelphia  for the Windsor and Gemini
     mutual funds. Mr. Boone is a former U.S. Army officer.  He is a graduate of
     Davidson  College and holds an MBA degree  from the  Wharton  School of the
     University of Pennsylvania  where he graduated with distinction.  Mr. Boone is a member of the Board of Governors of the Investment Counsel Association
     of America  (ICAA),  a past  president of the Atlanta  Society of Financial
     Analysts and is a Chartered Investment Counselor.

o    William R. Hackney, III, CFA
     Managing Partner and Member of the Executive Committee
     Mr. Hackney's responsibilities include equity portfolio management, co-head of the equity management team and oversight of operations and support.  Mr.
     Hackney joined Atlanta Capital in 1995.  Prior to joining Atlanta  Capital, he was Senior Vice  President and Chief  Investment  Officer of First Union
     Corporation's  Capital  Management Group in Charlotte,  North Carolina.  In
     this capacity he supervised the  investment  management of over $20 billion in institutional  and individual  assets.  Mr. Hackney is a graduate of The
     University  of North  Carolina  at Chapel Hill and holds an MBA degree from
     The Citadel in Charleston, South Carolina. He served as a U.S. Marine Corps officer  during the Vietnam Era and retired with the rank of Colonel in the
     U.S. Marine Corps Reserve.

o    Marilyn Robinson Irvin, CFA
     Senior Vice President and Principal
     Ms. Irvin serves as a portfolio  manager for the firm's equity products and as an analyst with responsibilities in computer services.  Ms. Irvin joined
     Atlanta  Capital  in 1989.  Prior to joining  the firm,  she was a Treasury
     Analyst and Fixed Income Trader for  Consolidated  Health Care in Richmond,
     Virginia. Ms. Irvin holds a Bachelor of Business  Administration degree and a Master of Science degree in finance from Georgia State University. She is actively  involved  with  the  Association  of  Investment  Management  and
     Research. She is also a Certified Cash Manager.

o    Paul J. Marshall, CFA
     Vice President
     Mr. Marshall  serves as Director of Research and has  fundamental  research
     responsibilities   that  include   coverage  of  the   software   industry.
     Additionally,  he has  portfolio  management  responsibilities  for Atlanta
     Capital's  small cap and mid cap  products.  Mr.  Marshall  joined  Atlanta
     Capital in 2000. Prior to joining the firm, he was a portfolio manager with
     Bank of America

                                      -28-

     Capital  Management and was  responsible  for managing the Nations  Capital
     Growth Fund. Mr.  Marshall earned a Bachelor of Science degree in economics from Vanderbilt University and also holds an MBA degree from the University of Notre Dame. He served as an officer in the United States Army.

Large Cap Value Fund:

Brandes Investment Partners,  LLC ("Brandes"),  11988 El Camino Real, Suite 500,
San Diego,  California,  92130,  is a registered  investment  advisor founded in
March 1974. As of June 30, 2003,  Brandes' assets under management totaled $57.3 billion.  Brandes  manages its  allocated  portion of the Large Cap Value Fund's assets on a team basis.

Brandes is a bottom-up,  value-oriented,  equity manager. Brandes' philosophy is to choose  stocks  that are  selling at a  discount  to its  estimates  of their intrinsic business value, thereby creating a margin of safety and an opportunity for superior  performance with below average risk. Brandes' Large Cap Investment
Committee is responsible for making the day-to-day  investment decisions for its allocated portion of the Large Cap Value Fund's assets.

Davis Selected Advisers, L.P. ("Davis"), 2949 E. Elvira Road, Suite 101, Tucson,
Arizona,  85706,  Davis is an independent money management firm that specializes in Large Cap Value equities,  catering to institutional  and individual  clients worldwide.  With over $39 billion under  management as of August 31, 2003, Davis applies its  signature  investment  discipline of buying  high-quality,  growing businesses  at value prices and holding them for the  long-term.  The firm looks for companies with  sustainable  growth rates selling at modest price  multiples that have the potential to expand. This value-oriented approach used by Davis to manage its allocated portion of the Large Cap Value Fund's assets has been honed over 50 years and three generations of portfolio management.

o    Christopher C. Davis
     Portfolio Manager
     Mr. Davis has over fifteen years  experience in investment  management  and securities  research.  Mr. Davis  joined  Davis in 1989 after  working as a securities  analyst,  and now directs the  portfolio  management  of Davis'
     large cap equity  and  financial  stock  portfolios  along with  Kenneth C.
     Feinberg.  He received his MA degree from the  University of St. Andrews in
     Scotland.

o    Kenneth C. Feinberg
     Portfolio Manager
     Mr.  Feinberg  is  Portfolio  Manager  for all large cap value  equity  and financial stock  portfolios at Davis. He joined Davis in 1994.  Previously, he was a Vice President at the  Continental  Corporation  and a capital and business analyst for the General Foods  Corporation.  Mr. Feinberg received his MBA  degree  from  Columbia  University  and his BA degree  from  Johns
     Hopkins University.

Small/Mid Cap Growth Fund:
TCW Investment  Management  Company ("TCW"),  865 South Figueroa  Street,  Suite
1800,  Los  Angeles,  California,  90017,  is one of two  sub-advisors  for  the
Small/Mid Cap Growth Fund. See the description  above for more information about
TCW.

TCW manages its allocated portion of the Small/Mid Cap Growth Fund's assets on a team basis. The team consists of the following individuals:

o    Douglas S. Foreman, CFA
     Group  Managing   Director,   Chief   Investment   Officer-U.S.   Equities,
     Chairman-Equity Policy Committee

     Prior to joining  TCW in 1994,  Mr.  Foreman  spent  eight  years at Putnam
     Investments  in Boston.  At Putnam,  he spent his last five years  managing institutional  accounts  and  mutual  funds for  clients.  Previously,  Mr.
     Foreman was an MIT faculty member, teaching celestial navigation

                                      -29-

     and ship handling,  and a Main Propulsion  Assistant aboard the USS Merrill
     (D.D.-976).  Mr.  Foreman  graduated with  Distinction  from the U.S. Naval
     Academy receiving a BS degree in Marine  Engineering and an MBA degree from
     Harvard University. He is a Chartered Financial Analyst.

o    Christopher J. Ainley
     Group Managing Director, U.S. Equities
     Prior  to  joining  TCW in 1994,  Mr.  Ainley  spent  two  years at  Putnam
     Investments  as a Vice  President and Analyst in the Equity  Research Group
     and then as a Portfolio Manager for the Core Equity Group.  Previously,  he
     was Vice  President,  Equity Research  Analyst for J.P.  Morgan  Investment
     Management;  Tax  Supervisor  for  Coopers &  Lybrand;  and also  served as
     Director  of  Programming  for the New England  Council,  Inc.  Mr.  Ainley
     received a BA degree from Tufts  University  and an MBA degree from Harvard
     University.

o    Philip Propper De Callejon, Jr., CFA
     Senior Vice President, U.S. Equities
     Mr. Propper De Callejon  joined TCW as an Equity Analyst in 1995.  Prior to this,  he worked  as an  Analyst  and  Trader  for  National  Mutual  Funds
     Management,  an  Australian  asset  manager.  Earlier,  he was a Management
     Consultant  specializing  in defense and national  security  issues for the
     Rand Corporation. Mr. Propper De Callejon is a former Air Force Officer and
     Fighter Aviator.  He received a BA degree from Trinity College in Hartford,
     Connecticut  and an MBA degree from the University of Southern  California.
     He is a Chartered Financial Analyst.

o    Husam H. Nazer
     Vice President, U.S. Equities
     Mr.  Nazer joined TCW Equities  Research  Department  in 1995 where he made substantial  contributions analyzing the health care and retail industries.
     In 2000,  he joined  the  Small and  Mid-Cap  team as a  dedicated  Product
     Research  Analyst.  Mr.  Nazer  graduated  with a BS degree  in  Biomedical
     Engineering  from  Boston  University  and  earned  an  MBA  degree  at the
     University of Southern California.

o    R. Brendt Stallings, CFA
     Senior Vice President, U.S. Equities
     Prior to joining TCW in 1996,  Mr.  Stallings  was an Equity  Analyst  with
     Chancellor LGT Asset Management (GT Global) in San Francisco.  Before that, he was an Analyst in Andersen Consulting's Strategic Services Division. Mr.
     Stallings holds a BA degree in Decision Analysis and Political Science from
     Stanford  University  and an MBA  degree  from  the  Amos  Tuck  School  at
     Dartmouth College. He is a Chartered Financial Analyst.

o    Patrick T.A. Wong, CPA
     Vice President, U.S. Equities
     Mr. Wong joined TCW in 2001 and is a dedicated Product Research Analyst for the  Small  and  Mid-Cap  team.  From  2001 to 2002 he was a member  of the
     Central  Research Group focusing on Small and Mid-Cap  companies.  Prior to joining  TCW,  he was a  Senior  Equity  Analyst  at a San  Francisco-based investment  management firm and Merrill Lynch in New York. Mr. Wong holds a
     BS in Business  Management from Boston College,  an MS in Accounting and an
     MBA from the Graduate  School of  Professional  Accounting at  Northeastern
     University. He is a Certified Public Accountant.

Transamerica  Investment  Management,  LLC  ("Transamerica"),  1150 South  Olive
Street,  Suite 2700 Los Angeles,  California,  90015,  has a 35-year  history of
delivering   institutional   investment   management  services.   Transamerica's
investment strategy seeks to identify  value-creating  trends early, before they are recognized by the market in general. Transamerica is one of two sub-advisors for the Small/Mid Cap Growth Fund. In pursuit of capital growth,  Transamerica's
small/mid   growth   portfolios   invest  in  a   relatively   small  number  of
first-in-class   companies,   as  determined  by  the   companies'   own  strong
fundamentals.  Transamerica's  investment  team has  implemented  this  approach consistently  for  decades,  in bull and bear  markets.  Transamerica  had $14.4 billion in assets under management as of August 31, 2003.

                                      -30-

The firm's strategy is to invest in a concentrated  portfolio of 25-40 companies that are developing or sustaining long-term competitive advantages, and have the
ability  to  become  industry   leaders.   Concentration   is  a  key  tenet  of
Transamerica's  investment  process,  as companies  that meet their criteria are rare. Company visits also play a large role in creating an information advantage for the portfolio.

o    Christopher J. Bonavico
     Vice President and Portfolio Manager
     Mr. Bonavico is the primary Portfolio Manager for the Transamerica  Premier
     Aggressive  Growth Fund and the Transamerica  Premier Growth  Opportunities
     Fund. He also manages sub-advised funds and institutional separate accounts in the aggressive growth and small/mid growth discipline.  Prior to joining
     Transamerica,  Mr.  Bonavico  worked  as a  Research  Analyst  for  Salomon
     Brothers.  He  joined  Transamerica  in 1993  and has 14  years  investment experience.  Mr. Bonavico received a BS from the University of Delaware and is a Chartered Financial Analyst.

o    Kenneth F. Broad
     Vice President and Portfolio Manager
     Mr.  Broad is the primary  Portfolio  Manager of the  Transamerica  Premier
     Growth   Opportunities   Fund.  He  also  manages   sub-advised  funds  and
     institutional  separate accounts in the small/mid growth discipline.  Prior to joining Transamerica, Mr. Broad was Vice President and Portfolio Manager
     with Franklin  Templeton  Group.  He joined  Transamerica in 2000 and has 8 years of investment experience.  Mr. Broad holds an MBA from the University of California  at Los Angeles and received his BA from Colgate  University.
     He is a Chartered Financial Analyst.

Small/Mid Cap Value Fund:
Cramer Rosenthal McGlynn, LLC ("CRM"), 520 Madison Avenue, 32nd Floor, New York,
New York,  10022,  a registered  investment  advisor  since 1976,  is one of two sub-advisors  for the  Small/Mid  Cap Value Fund.  CRM offers  separate  account management for small cap value equity, small/mid cap value equity, mid cap value equity and large cap value equity for both tax-exempt and taxable  clients.  CRM manages its  allocated  portion of Small/Mid  Cap Value Fund's  assets on a team basis. There are 3 portfolio  managers - Jay Abramson,  Brendan Hartman and Adam
Starr and 13 equity analysts that heavily  contribute to the security  selection process.  Ron McGlynn  oversees all  departments at CRM. CRM had $4.1 billion in assets under management as of August 31, 2003.

o    Ronald H. McGlynn
     Chief Executive Officer and President
     Mr. McGlynn is a co-founder,  the Chief Executive Officer and the President of CRM. Mr. McGlynn  brings 30 years of investment  experience to the firm.
     Prior to co-founding CRM in 1973, he was a portfolio manager and investment research analyst for Standard & Poor's  InterCapital,  Chase Manhattan Bank
     and  Oppenheimer.  Mr. McGlynn earned a BA from Williams College and an MBA from  Columbia  University  Business  School.  He  serves  on the  Board of
     Directors at Winthrop  University  Hospital.  Mr.  McGlynn  serves on CRM's
     Strategic Planning Committee.

o    Jay B. Abramson
     Executive Vice President and Director of Research
     Mr. Abramson is an Executive Vice President and the Director of Research at
     CRM. Mr. Abramson has the overall  responsibility for investment  research.
     Prior to joining CRM in 1985,  Mr.  Abramson  spent several years in public accounting  and earned his CPA.  He received a BSE from the  University  of
     Pennsylvania  Wharton School and a JD from the  University of  Pennsylvania
     Law School.  Jay is a Trustee of Montefiore  Medical  Center.  Mr. Abramson
     serves on CRM's Strategic Planning Committee.

                                      -31-

o    Adam L. Starr
     Vice President
     Mr. Starr joined CRM in 1999 and is a Vice  President.  Adam is responsible for portfolio  management  and research.  Previously,  he was a Partner and
     Portfolio  Manager at Weiss,  Peck & Greer,  LLC.  Prior to that, he was an
     Analyst and Portfolio  Manager at Charter Oak Partners and First  Manhattan
     Company.  Mr.  Starr  received a BA from Clark  University  and an MBA from
     Columbia University.

o    Brendan J. Hartman
     Assistant Vice President
     Mr.  Hartman  joined Cramer  Rosenthal  McGlynn in 2001 and is an Assistant
     Vice  President.  Mr. Hartman is responsible  for portfolio  management and research in the CRM investment group. Prior to joining CRM, Mr. Hartman was a research analyst at DLJ and Salomon Brothers.  He earned a BA from Lehigh
     University and an MBA from New York University's Stern School of Business.

Ariel Capital Management,  Inc. ("Ariel"),  200 East Randolph Drive, Suite 2900,
Chicago,  Illinois, 60601, is the second sub-advisor for the Small/Mid Cap Value
Fund.  Ariel is a  Chicago-based  investment  management  firm  specializing  in undervalued small and medium-sized companies, with $13.5 billion in assets under management for individual and  institutional  clients as of August 31, 2003. The following  individual leads the team responsible for managing Ariel's  allocated portion of the Small/Mid Cap Value Fund's assets:

o    John W. Rogers, Jr.
     Founder, Chairman and Chief Investment Officer
     As the firm's founder, Mr. Rogers has led Ariel since its inception in 1983 and has over 20 years of industry experience.  Prior to founding Ariel, Mr.
     Rogers  worked for 2 1/2 years for the  investment  banking firm of William
     Blair & Company.

International Equity Fund:
Clay Finlay,  Inc. ("Clay Finlay"),  200 Park Avenue 200 Park Avenue,  New York,
New York,  10166, a global equity management firm founded in 1982, is one of two sub-advisors  for the  International  Equity Fund.  The firm also has offices in
London and Tokyo. An experienced  multinational  team of more than 20 investment professionals  manages  a full  range  of  multi-regional  and  regional  equity
mandates  on  behalf  of  major   corporations,   financial   institutions   and
governments.  Assets under  management  were in excess of $6.2 billion at August
31, 2003. Clay Finlay manages its allocated portion of the International  Equity
Fund's assets on a team basis. The team consists of the following individuals:

o    Gregory M. Jones, CFA
     Director, Portfolio Manager
     Mr. Jones is a member of the Investment Policy  Committee.  He has previous investment  experience as a Portfolio Manager and Analyst with The Northern
     Trust Co. in Chicago,  and Dean Witter Reynolds,  and a Credit Analyst with
     Riggs National Bank. Mr. Jones has a MBA from the University of Chicago and his BA from Duke University. He joined the firm in 1995 and has 18 years of investment experience.

o    Susan Kenneally
     Director, Portfolio Manager
     Ms. Kenneally is a member of the Investment Policy Committee. Ms. Kenneally has previous investment  experience as a Senior Vice President and Director at Schroders Investment Management,  Director International  Investments at
     New York State Retirement Fund, Vice President at UBS Securities, Partner &
     Co-Head   International  Equity  Portfolio  Management  at  Arnold  and  S.
     Bleichroeder,  and Analyst at Wood Gundy.  She has a BA from the University of  Vermont.  Ms.  Kenneally  joined  the  firm in 2000 and has 23 years of investment experience.

                                      -32-

o    Virginie M. Maisonneuve, CFA
     Director, Portfolio Manager
     Ms.  Maisonneuve  is a  member  of the  Investment  Policy  Committee.  Ms.
     Maisonneuve has previous  investment  experience as a Portfolio  Manager at
     State Street Research, Batterymarch Financial Management and Martin Currie.
     She has additional  experience  with the French Ministry of Foreign Affairs in Beijing,  China. Ms.  Maisonneuve  obtained an MBA from Ecole Superieure
     Libre  des  Sciences  Commerciales  Appliques  and a BA from  the  People's
     University,  Beijing.  Additionally, Ms. Maisonneuve has a BA from Dauphine
     University, Paris. Ms. Maisonneuve joined the firm in 1998 and has 15 years of investment experience.

o    Robert C. Schletter, CFA
     Director, Portfolio Manager
     Mr.  Schletter  is a member  of the  Investment  Policy  Committee.  He has previous  investment  experience  as a Senior Vice  President and Portfolio
     Manager at Morgan  Guaranty.  Mr.  Schletter  has a MBA from  University of
     Virginia and a BS from Northwestern University.  He joined the firm in 1984 and has 23 years of investment experience.

Oppenheimer Capital, LLC ("Oppenheimer  Capital"),  1345 Avenue of the Americas,
New York, New York 10105, was founded in 1969 and is the second  sub-advisor for the International Equity Fund.  Oppenheimer Capital is an indirect subsidiary of
Allianz  Dresdner  Asset  Management  L.P.  ("ADAM"),  a  registered  investment adviser.  Allianz AG, a German insurance company, is the majority owner of ADAM.
Oppenheimer  Capital  provides  investment  advice  to  financial  institutions, individuals,  state and local  government  agencies,  pension and profit sharing plans, trusts, estates, businesses and other organizations.  Oppenheimer Capital has been a leading innovator of value-style  equity investment  management since its inception in 1969. The firm has over $22 billion of assets under  management as of August 31, 2003. The following  individual  leads the team responsible for managing  Oppenheimer  Capital's  allocated portion of the International  Equity
Fund's assets:

o    Elisa Amitay Mazen
     Managing Director, Portfolio Manager
     Ms. Mazen leads the team at Oppenheimer  that is  responsible  for managing
     Oppenheimer's  allocated portion of the International Equity Fund's assets.
     Ms.  Mazen  is the  Portfolio  Manager/Analyst  for  Oppenheimer  Capital's
     International  Value and Global Value  products.  She focuses her attention especially within the pharmaceuticals,  chemicals,  beverages,  mining, and macro  sector/industries.  Prior to  joining  the  firm,  Ms.  Mazen was an international  portfolio  manager  at  Clemente  Capital,  with  analytical responsibilities for the United States, Canada, Turkey, and Israel. She was
     also a vice  president at Mitchell  Hutchins  Asset  Management.  Ms. Mazen
     holds a BA in Economics from Rutgers University.

Real Estate Securities Fund:

In August 2004,  pursuant to the Exemptive Order described  above,  the Board of
Trustees approved AEW Capital  Management,  L.P. to act as a second  sub-advisor for the  Fund.  In  addition,  the Board of  Trustees  has also  approved  a new sub-advisory  agreement with the Fund's original  sub-advisor  which was renamed
Adelante  Capital  Management  LLC in  connection  with a change  in  ownership.
Adelante  Capital  Management  LLC was  formerly  known as Lend Lease Rosen Real
Estate  Securities  LLC  ("Lend  Lease  Rosen").  Descriptions  of each of these sub-advisors and portfolio managers are set forth below.

Adelante  Capital  Management LLC  ("Adelante"),  1995  University  Avenue #550,
Berkeley,  California,  94704, is a sub-advisor  for the Real Estate  Securities
Fund. Adelante provides investment  management services to client  discretionary accounts.  Adelante manages its allocated  portion of the Real Estate Securities
Fund's  assets on a team basis under the  guidance of Michael  Torres.  The team consists of the following individuals:

                                      -33-

o    Michael A. Torres
     Chief Executive Officer
     Mr.  Torres  joined Lend Lease Rosen in February of 1995.  Mr.  Torres is a
     portfolio  manager.  He is also  Chairman of the Board of Directors of Lend
     Lease Funds. Mr. Torres has 17 years of real estate and securities research experience.  Prior to joining Lend Lease Rosen, he was the Director of Real
     Estate Research and a portfolio manager for Wilshire Asset Management.  Mr.
     Torres  holds  a BA in  Architecture  and an MBA  from  the  University  of
     California, Berkeley.

o    Greg Prophet
     Vice President and Research Analyst
     Mr.  Prophet  has been Vice  President  of Lend Lease  Rosen and a Research
     Analyst  since June 1996.  Prior to that,  he worked as a research  analyst with Rosen  Consulting  Group  beginning in 1994.  He holds a BA and an MBA from the University of California.

o    Robert S. Promisel
     Vice President and Research Analyst
     Mr.  Promisel has been a Vice President of Lend Lease Rosen since September
     2001.  Prior to joining  Lend Lease  Rosen,  he served as a REIT Analyst at
     European  Investors  from 1997 to 2001.  He was a  Research  Manager at AEW
     Capital  Management  from 1995 to 1997 and worked as a Research  Analyst at
     RREEF  from 1993 to 1995.  He holds a MS in Urban  Planning  from  Columbia
     University  and a BA in  Economic  and  in  Geography  from  Johns  Hopkins
     University.

o    Jeung S. Hyun
     Vice President and Research Analyst
     Mr.  Hyun has been a Vice  President  of Lend Lease  Rosen since July 2003.
     Prior to  joining  Lend  Lease  Rosen,  he was a Vice  President  at Morgan
     Stanley Investment  Management where he performed  securities  analysis for its  institutional  real estate fund. From 1997 to 2000 he was an Associate at Capital Trust,  Inc., a specialty finance real estate company,  and from
     1996 to 1997 he was an Analyst at Jones Lang Wootton Realty  Advisors where he worked on the asset management of a private REIT portfolio  comprised of twenty-six  regional  malls.  He  holds  a BA in  Government  and  an MA in
     Architecture from Harvard University.

AEW Capital Management, L.P. ("AEW"), World Trade Center East, Two Seaport Lane,
Boston,  Massachusetts,  02210,  is a sub-advisor to the Real Estate  Securities
Fund.  AEW is a real  estate  investment  advisory  firm,  providing  investment management services to institutions and other investors in commercial properties and  portfolios.  As of June 30, 2004, AEW manages  approximately  $9 billion in client capital  invested in  approximately  $14 billion of real estate including
$4.9 billion in real estate equity  securities.  Our clients include many of the leading U.S. private and public retirement programs, foundations, endowments and
Taft-Hartley plans, as well as international and private investors.  AEW employs
205 people, operating from offices in Boston, Los Angeles, and Washington,  D.C.
The firm is an autonomous,  wholly owned subsidiary of CDC IXIS Asset Management
North America.

In  constructing  and managing real estate  equity  securities  portfolios,  AEW employs a value-oriented investment philosophy--one that integrates quantitative
research  with  hands-on  real  estate  and  capital  markets  expertise.   This
philosophy is based on our belief that ultimately the performance of real estate securities  is dependent  upon the  performance  of the  underlying  real estate assets, as well as the influence of capital flows. AEW's extensive in-house real estate and research capabilities, combined with our dedicated team of securities professionals,  give us a strong  competitive  advantage in such an environment.
The AEW real estate securities team includes ten dedicated professionals, led by the following individuals:

o    Matthew A. Troxell, CFA
     REIT Portfolio Manager

                                      -34-

     Matthew A. Troxell is a Senior Portfolio  Manager with  responsibility  for the  construction  and  management of all the firm's  publicly  traded real estate equities  portfolios,  which currently  aggregate  approximately  $5 billion.  He has over 20 years of experience in the management and analysis of real estate  investments.  Prior to joining AEW in 1994, Mr. Troxell was
     Vice  President  and  Assistant to the  President of Landmark Land Company,
     Inc., where he managed  investments,  conducted capital markets activities, and performed financial analyses for all of the financial  institutions and real estate  subsidiaries  owned by  Landmark.  Previous to that,  he was a
     Security Analyst in the Equity Research  Department at A.G. Becker Paribas,
     an international  investment bank in New York,  where he covered  financial services  companies.  A member of the National  Association  of Real Estate
     Investment  Trusts  (NAREIT)  and the Real Estate  Finance  Association  of
     Boston,  Mr. Troxell holds the designation of Chartered  Financial  Analyst and is a graduate of Tufts University (B.A.).

o    Jeffrey P. Caira
     Assistant Portfolio Manager/Equity Analyst
     Jeffrey P. Caira is an Assistant  Portfolio  Manager/Equity  Analyst in the
     firm's real estate securities group, responsible for covering the apartment and hotel sectors of AEW's REIT stock universe. Mr. Caira joined AEW's REIT group in August 2003 from his position as Portfolio  Manager/Senior Analyst with Pioneer  Investment  Management,  Inc., where he managed a real estate securities  mutual  fund  and  was  responsible  for  conducting  financial analyses on real  estate  companies.  Prior to that,  he served as a Senior
     Equity Research Analyst at RBC Dain Rauscher, Inc. covering the real estate sector with a focus on equity REITs.  A member of the National  Association of Real  Estate  Investment  Trusts  (NAREIT)  and a licensed  real  estate broker,  Mr. Caira is a graduate of the University of Notre Dame (B.A.) and
     Northwestern  University  (M.B.A.).  He is  also  a  registered  securities representative (NASD Series 7).

o    J. Hall Jones, Jr., CFA
     Assistant Portfolio Manager/Equity Analyst
     J. Hall Jones, Jr. is an Assistant Portfolio  Manager/Equity Analyst in the
     firm's real estate  securities  group.  He is responsible  for covering the regional mall, shopping center,  outlet center and specialty retail sectors of AEW's  REIT  stock  universe.  Mr.  Jones  joined  AEW in 1999  from his position as a Real Estate  Equity  Analyst at First Union  Capital  Markets
     where he was  responsible  for  preparing  various  financial  analyses and earnings  projections  on real estate  companies.  Prior to that,  he was a
     Registration  Examiner for the Securities Division of the State Corporation
     Commission (Virginia) where he was responsible for examining broker-dealer, investment advisor and agent/representative  registration applications. Mr.
     Jones is a graduate of James Madison  University  (B.A.) and the College of
     William and Mary (M.B.A.).  He also holds the Chartered  Financial  Analyst designation.

o    Roman Ranocha, CFA
     Assistant Portfolio Manager/Equity Analyst

     Roman  Ranocha  is an  Assistant  Portfolio  Manager/Equity  Analyst in the
     firm's real estate  securities  group,  responsible for covering the office and  industrial  sectors of AEW's REIT stock  universe.  Roman joined AEW's
     REIT  group in July  2000  from  his  position  as  Associate  Director  of
     Research/Portfolio  Manager  with  Alliance  Capital  Management,  where he managed a portfolio  of equity REITs and  participated  in  developing  new products.  Before joining  Alliance,  he served as a Real Estate Securities
     Analyst for Liquidity Financial Group, acting as the primary analyst for

                                      -35

     a  $70  million  portfolio  in  public  and  private  real  estate  limited
     partnerships  and  REITs.   Mr.  Ranocha  attended  Prague   University  of
     Economics,  Prague, Czech Republic and Menlo College, Atherton,  California
     (BA in Business  Administration).  He holds the Chartered Financial Analyst designation.

Tax-Exempt Fixed Income Fund:
Weiss, Peck & Greer LLC ("Weiss"), One New York Plaza, 30th Floor, New York, New
York 10004-1950,  a  federally-registered  investment advisor since 1970, is the sub-advisor  for the  Tax-Exempt  Fixed Income Fund.  Weiss  manages  individual accounts,  mutual funds, and institutional accounts.  Weiss is a U.S. subsidiary of Robeco Group, a leading European asset management company, with existing U.S.
management and investment teams remaining in place. The Robeco Group is owned by
Rabobank,  the only  commercial  bank in the world rated triple-A by all four of the major rating agencies. As of August 31, 2003, the firm managed $18.4 billion in assets in a number of traditional and alternative  strategies.  The following individuals  manage Weiss's  allocated  portion of the  Tax-Exempt  Fixed Income
Fund's assets:

o    S. Blake Miller, CFA
     Managing Director, Senior Portfolio Manager and Trader
     Mr.  Miller  joined  Weiss in 1988  when the firm  acquired  Ehrlich  Bober
     Advisors,  Inc., where he was a portfolio  assistant and research  analyst.
     Mr.  Miller  holds  a BS  from  the  McIntire  School  of  Commerce  of the
     University of Virginia.

o    Peter Moukios
     Vice President, Portfolio Manager and Research Analyst
     Since  joining Weiss in 1987,  Peter  Moukios has worked as Senior  Account
     Administrator  and later as Money Market  Specialist  before  moving to his present  position  in  1996.  Previously,  he  worked  for  three  years at
     Manufacturers Hanover Trust as Supervisor of Broker Custody. Mr. Moukios is
     a member  of the  Municipal  Analysts  Group of New York and  holds a BS in
     Management from St. John's University.

o    James L. Iselin
     Principal, Portfolio Manager
     Mr.  Iselin  joined  Weiss in 1993.  He became a  portfolio  manager  after working two years as a portfolio assistant and research analyst. Mr. Iselin holds a BA in Philosophy from Denison University.

Core Plus Fixed Income Fund:

Goldman Sachs Asset  Management,  L.P.,  ("GSAM"),  32 Old Slip, 23rd Floor, New
York,  NY,  10005,  is a  sub-advisor  to the Core Plus Fixed  Income Fund as of
August  2004.  GSAM  (or its  predecessor)  has  been  registered  with the U.S.
Securities and Exchange  Commission as an investment  adviser since 1990, and is an affiliate of Goldman, Sachs & Co. As of June 30, 2004, GSAM, along with other units of the Investment  Management  Division of Goldman Sachs, had assets under management of $406 billion.  The following  individuals  manage GSAM's allocated portion of the Core Plus Fixed Income Fund's assets:

o    Jonathan A. Beinner
     Managing  Director;  Chief  Investment  Officer- Co-Head of Global Cash and
     Fixed Income Portfolio Management
     Mr. Beinner is the Chief Investment  Officer and Co-Head of U.S. and Global
     Fixed Income at GSAM.  Mr.  Beinner joined GSAM in 1990, and is responsible for GSAM's $100 billion in money market assets.  Mr. Beinner holds two B.S.
     degrees from the University of Pennsylvania.

o    Thomas J. Kenny, CFA
     Managing  Director;  Chief  Investment  Officer- Co-Head of Global Cash and
     Fixed Income Portfolio Management

     Mr. Kenny is Co-Head of GSAM's Global Cash and Fixed Income Portfolio team.
     Prior  to  taking  on this  role,  he was the  Head of the  Municipal  Bond
     Portfolio Management team that is

                                      -36-

     responsible  for over $10  billion  in assets  across  multiple  investment strategies.  Mr. Kenny  joined GSAM in 1999 after  spending  over  thirteen years with the Franklin  Templeton Group of Funds where, most recently,  he was  Executive  Vice  President  and the  Director  of the  Municipal  Bond
     Department,  responsible  for the portfolio  management and credit research efforts for 38 tax-exempt portfolios with assets under management in excess of $50 billion.  Mr. Kenny has served in a number of  leadership  positions for various  industry  groups and was, most recently,  the Vice Chairman of the Municipal  Securities  Rulemaking  Board.  Mr. Kenny received a B.A. in
     Business Economics from the University of California,  Santa Barbara, and a
     M.S. in Finance from Golden Gate University in San Francisco.

o    James B. Clark
     Managing Director; Co-Head of U.S. Fixed Income
     Mr.  Clark is a Senior  Portfolio  Manager  and  Co-Head of the U.S.  Fixed
     Income  Group.  Prior to that he  headed  the  portfolio  management  group specializing in  mortgage-backed  and  asset-backed  securities.  Mr. Clark joined GSAM in 1994 after working as an investment manager at the Travelers
     Insurance Co. Prior to that, Mr. Clark worked as a quantitative  analyst in the economic research department of the Federal Reserve Bank in Boston. Mr.
     Clark earned a B.A. from Kenyon College and a M.B.A. from the University of
     Chicago.

o    Christopher Sullivan
     Managing Director; Co-Head of U.S. Fixed Income
     Mr.  Sullivan is a Senior  Portfolio  Manager and Co-Head of the U.S. Fixed
     Income Group.  As a member of the Investment  Strategy Team, he contributes to overall portfolio strategy and portfolio construction.  Additionally, he is responsible for  communicating  GSAM's  portfolio views with clients and for overall  development of new fixed income  products for the U.S.  client base. Mr. Sullivan joined GSAM in 2001 from Pacific  Investment  Management
     (PIMCO) where he had been a senior member of their account  management team since 1997. Previously,  he had been associated with Hawaiian Trust Company as an  equity  portfolio  manager  and  prior to that at  Dimensional  Fund
     Advisors  as a fixed  income  portfolio  manager.  Mr.  Sullivan  began his investment  career  at  Dimensional  in 1988.  He  earned  a M.A.  from the
     University of California at Los Angeles,  and a B.A. from the University in
     Chicago.

o    Andrew F. Wilson
     Managing Director; Co-Head of Global Fixed Income and Currency Management -
     London
     Mr. Wilson joined GSAM in 1995 and is  responsible  for global fixed income management.  Prior to joining GSAM Mr.  Wilson  spent three years  managing multi-currency fixed income portfolios at Rothschild Asset Management.  Mr.
     Wilson  previously  spent three  years at the  reserve  bank of New Zealand including  two  years  on  secondment  to the  Bank  of  England's  Foreign
     Investment  Unit.  Mr.  Wilson  received  his M.A  from the  University  of
     Canterbury, New Zealand.

o    Philip Moffitt
     Managing Director;  Senior Currency Portfolio Manager and Co-Head of Global
     Fixed Income & Currency Management - London
     Mr.  Moffitt  joined  GSAM in 1999 and is head of currency  management  and co-head of Global  Fixed  Income  and  Currency.  Prior to joining  GSAM he worked for three years as a proprietary  trader for Tokai Asia Ltd. in Hong
     Kong.  Before that,  Mr.  Moffitt  spent ten years with Bankers Trust Asset
     Management in Australia,  where he was a Managing Director  responsible for all  active  global  fixed  income  funds  as well  as a  member  of  Asset
     Allocation Committee.  Mr. Moffitt also spent one year as a Cadet Economist with the Reserve Bank of Australia.  Mr.  Moffitt holds a B Ec with Honours from the University of Sydney, and an ASIA.

o    James R. Cielinski, CFA
     Managing Director; Head of Global Credit Strategy - London
     Mr.  Cielinski  joined GSAM in 1998 as a corporate bond portfolio  manager.
     Prior to joining  GSAM,  Mr.  Cielinski  was a manager of the Fixed  Income
     Group  with the Utah  Retirement  System in Salt Lake  City,  Utah for five years. Before joining the State of Utah, Mr. Cielinski spent six years with
     Brown  Brothers  Harriman in New York as a fixed income  portfolio  manager

                                      -37-

     specializing in corporate debt, and two years at First Security  Investment
     Management as Investment  Officer.  Mr.  Cielinski  received a BSc from the
     University of Utah and a M.B.A. from New York University.

o    Thomas D. Teles
     Managing Director; Head of Mortgage-backed Securities
     Mr. Teles is a member of the GSAM fixed income  portfolio  management  team and serves as the head of mortgage-backed securities team. Mr. Teles joined
     GSAM in 2000 after  working as both a mortgage  trader and in the  research department  at Goldman,  Sachs & Co. for three  years.  Prior to that,  Mr.
     Teles worked as an investment  manager at the  Travelers  Insurance Co. Mr.
     Teles received a B.A. from the University of Maryland and a M.B.A. from the
     University of Chicago.

Western Asset  Management  Company  ("Western"),  385 East  Colorado  Boulevard,
Pasadena,  CA,  91101,  is a  sub-advisor  to the Core Plus Fixed  Income  Fund.
Western  is a wholly  owned  subsidiary  of Legg  Mason,  Inc,  an  NYSE-listed, diversified financial services company based in Baltimore,  Maryland.  Western's sole  business  is  managing  fixed-income  portfolios  for large  institutional clients,  an  activity  it has  pursued  for over 30 years.  From its offices in
Pasadena, London, and Singapore,  Western's 431 employees perform these services for a wide variety of global clients,  including charitable,  corporate,  health care,  insurance,  mutual fund,  public,  and union,  and across an equally wide variety of mandates,  from money markets to emerging markets. Total assets under management by Western were approximately $127.2 billion as of June 30, 2004. The following  individuals manage Western's allocated portion of the Core Plus Fixed
Income Fund's assets:

o    S. Kenneth Leech
     Chief Investment Officer
     Mr. Leech joined Western in 1990 and is Chief Investment Officer.  Prior to
     joining Western,  Mr. Leech was a Portfolio  Manager with Greenwich Capital
     Markets from 1988 to 1990; The First Boston  Corporation from 1980 to 1988;
     and the National bank of Detroit from 1977 to 1980. Mr. Leech holds M.B.A.,
     B.S.  and B.A.  degrees  from  the  Wharton  School  of the  University  of
     Pennsylvania.

o    Edward A. Moody
     Portfolio Manager
     Mr.  Moody  joined  Western in 1985 and is a  Portfolio  Manager.  Prior to
     joining  Western,  Mr. Moody worked as a portfolio  manager at the National
     Bank of Detroit from 1976 to 1985.  Mr. Moody holds a degree from  Northern
     Michigan University.

o    Stephen A. Walsh
     Deputy Chief Investment Officer
     Mr. Walsh joined  Western in 1991 and is Deputy Chief  Investment  Officer.
     Prior to joining  Western,  Mr.  Walsh was a Portfolio  Manager at Security
     Pacific Investment Managers from 1989 to 1991. Prior to that, Mr. Walsh was a Portfolio  Manager at Atlantic  Richfield  Company from 1981 to 1988. Mr.
     Walsh holds a B.A degree from the University of Colorado at Boulder.

VALUATION OF FUND SHARES
Shares of each Fund are sold at the net asset  value per share  (NAV),  which is determined by each Fund generally as of 4:00 p.m.  Eastern time on each day that the Fund is open for business.  The Fund is generally  open on days that the New
York Stock Exchange is open for trading.  Purchase and  redemption  requests are priced at the next NAV  calculated  after receipt of such  requests.  The NAV is determined by dividing the value of a Fund's securities,  cash and other assets, minus  all  expenses  and  liabilities,  by the  number  of  shares  outstanding
(assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of each Fund,  including  management,  administration  and  shareholder servicing fees, which are accrued daily.

Each Fund's  securities  are generally  valued each day at their current  market value. If market quotations are not readily available, securities will be valued at their  fair  market  value as  determined  in good faith in  accordance  with procedures approved by the Trust's Board of Trustees.

                                      -38-

Trading in Foreign Securities
The securities markets on which the foreign securities owned by a Fund trade may be open on days that the Fund does not calculate its NAV and thus the value of a
Fund's shares may change on days when  shareholders  are not able to purchase or redeem  shares of the Fund. In computing the NAV of each Fund, a Fund will value any foreign  securities  held at the closing price on the exchange on which they are  traded or if the  close of the  foreign  exchange  occurs  after  4:00 p.m.
Eastern time, a snapshot price will be used. Prices of foreign securities quoted in foreign  currencies  are  translated  into U.S.  dollars at the London market close.  Occasionally,  events that affect these  values and  exchange  rates may occur after the close of the exchange on which such  securities  are traded.  If such events materially affect the value of a Fund's securities, these securities may be valued at their fair value pursuant to procedures  adopted by the Trust's
Board of Trustees.

PURCHASING FUND SHARES
How to Purchase Fund Shares
Financial  institutions  and  intermediaries  on  behalf  of their  clients  may purchase  shares on any day that the NYSE is open for business by placing orders with  U.S.  Bancorp  Fund  Services,  LLC,  the  Funds'  Transfer  Agent (or its
authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders  electronically  through those  systems.
Cash investments must be transmitted or delivered in federal funds to the Funds'
wire agent by the close of business  on the day after the order is placed.  Each
Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best  interests  of the Fund or its  shareholders  and could adversely affect the Fund or its operations.

Certain other intermediaries,  including certain  broker-dealers and shareholder organizations,  have been  designated as agents  authorized to accept  purchase, redemption,  and  exchange  orders for Fund  shares.  These  intermediaries  are required by contract  and  applicable  law to ensure that orders are executed at the NAV next  determined  after the  intermediary  receives the  request.  These
authorized   intermediaries  are  responsible  for  transmitting   requests  and
delivering funds on a timely basis.

In  compliance  with the  U.S.A.  PATRIOT  Act of  2001,  please  note  that the financial  institution or intermediary  will verify certain  information on your account  application as part of the Funds'  Anti-Money  Laundering  Program.  As requested on the  application,  you should supply your full name, date of birth, social security and permanent  street address.  Mailing  addresses  containing a
P.O. Box will not be accepted.

Minimum Purchases
The Funds have no investment minimums,  however, the financial  institutions and intermediaries  that sell the Funds' shares may have established  minimum values for the accounts that they handle.

SELLING (REDEEMING) FUND SHARES
How to Sell Your Fund Shares
Shareholders  may sell  (redeem)  their  Fund  shares  through  their  financial institutions or  intermediaries  on any business day by following the procedures established  when they opened their account or accounts.  The sale price of each share will be the next NAV determined after a Fund (or authorized  intermediary)
receives a request to sell or redeem Fund shares.  Normally, a Fund will pay for redeemed shares on the next business day after receiving a request, but it could take as long as seven days.

Redemption-in-Kind
Each Fund  generally pays sale  (redemption)  proceeds in cash.  However,  under unusual  conditions that make the payment of cash unwise (and for the protection of a  Fund's  remaining  shareholders),  a  Fund  might  pay  all or  part  of a shareholder's redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).  If shares are redeemed in kind, a shareholder is likely to pay brokerage costs to sell the securities distributed, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares
Each Fund may suspend a shareholder's right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by law.

                                      -39-

EXCHANGE PRIVILEGE
Shareholders of record, including financial institutions and intermediaries, may exchange  shares of any Fund for shares of any other Fund on any business day by contacting the Funds'  transfer agent directly.  This exchange  privilege may be changed or canceled  by a Fund at any time upon 60 days  notice.  Exchanges  are generally made only between identically registered accounts unless a shareholder sends written  instructions  with a signature  guarantee  requesting  otherwise.
Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another, as a result, there may be tax consequences  of the exchange.  A shareholder  could realize short- or long-term capital gains or losses.  An exchange request received prior to the close of the
NYSE will be made at that day's  closing  NAV.  The Funds  reserve  the right to refuse the purchase side of any exchange that would not be in the best interests of a Fund  or its  shareholders  and  could  adversely  affect  the  Fund or its operations.

MARKET TIMING POLICY
Frequent  trading or market timing of Fund shares could harm the AssetMark Funds and their long-term  investors.  In an effort to protect shareholders and reduce the  possibility of harmful market timing  activity,  the Funds monitor  trading patterns,  and reserve the right to take appropriate  action as deemed necessary including,  but not limited to,  refusing to accept purchase  orders.  The Funds also work with intermediaries that sell or facilitate the sale of Fund shares to identify abusive trading practices in omnibus  accounts.  Under no circumstances will the Funds,  their adviser or distributor enter into any agreements with any investor or investment  advisor to encourage or facilitate  market timing in the
Funds. Although the Fund takes steps to prevent abusive trading practices, there is no guarantee that all such practices will be detected or prevented.

DISTRIBUTION OF FUND SHARES
Distributor
AssetMark Capital  Corporation,  an affiliate of the Advisor,  2300 Contra Costa
Boulevard, Suite 425, Pleasant Hill, California,  94523-3967, is the distributor for the shares of each of the Funds. Quasar Distributors, LLC, 615 East Michigan
Street,  Milwaukee,  Wisconsin,  53202, serves as sub-distributor to each of the
Funds.  Both AssetMark  Capital  Corporation  and Quasar  Distributors,  LLC are
registered  broker-dealers and members of the National Association of Securities
Dealers, Inc. Shares of each Fund are offered on a continuous basis.

Distribution Plan
The Trust, on behalf of the Funds,  has adopted a Distribution  Plan pursuant to
Rule 12b-1 of the Investment Company Act of 1940, as amended, to provide certain distribution  activities  and  shareholder  services  for the  Funds  and  their shareholders.  Each Fund may pay 0.25% per year of its average  daily net assets for such distribution and shareholder service activities. As these fees are paid out of a Fund's assets on an on-going basis,  over time these fees will increase the cost of your  investment  and may cost you more than  paying  other types of sales charges.

Amounts  may be paid out under the Funds'  12b-1  Distribution  Plan to brokers, dealers,  advisers and others.  For example,  Rule 12b-1 fees are paid to mutual
fund   supermarkets   that  perform  back  office   shareholder   servicing  and
recordkeeping services that facilitate the operation of the AssetMark Investment
Services  program through which the Funds are primarily  distributed.  AssetMark
(and its affiliates) similarly receive portions of such 12b-1 payments for their services provided in connection with the program.

COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND SERVICE PROVIDERS
Legal Counsel and Independent  Auditors Stradley Ronon Stevens & Young, LLP,
2600 One Commerce Square,  Philadelphia,  Pennsylvania,  19103,  serves as legal counsel  to the  Trust.  PricewaterhouseCoopers  LLP,  333  Market  Street,  San
Francisco, California, 94105, has been selected as independent registered public accounting firm for the Funds.

Custodian,  Transfer Agent, Fund Administrator,  Fund Accountant and Shareholder
Servicing  Agents U.S. Bank,  N.A.  serves as Custodian for each Fund's cash and securities.  The  Custodian  does not  assist in,  and is not  responsible  for, investment  decisions involving assets of the Funds. U.S. Bancorp Fund Services,
LLC, serves as each Fund's Administrator, Transfer Agent and Fund Accountant. In
addition,  certain  other  organizations  that provide  recordkeeping  and other shareholder services may be entitled to

                                      -40-

receive  fees from a Fund for  shareholder  support.  Such  support may include, among other things, assisting investors in processing their purchase,  exchange, or redemption requests, or processing dividend and distribution payments.

DISTRIBUTIONS AND TAXES
Dividends and Distributions
Each Fund pays its shareholders  dividends from the Fund's net investment income and  distributes any net capital gains the Fund has realized.  All Funds,  other than the  Tax-Exempt  Fixed  Income  Fund and the Core Plus Fixed  Income  Fund,
declare and pay dividends at least  annually.  The Tax-Exempt  Fixed Income Fund and the  Core  Plus  Fixed  Income  Fund  declare  and pay  dividends  at  least quarterly. Capital gains, if any, are distributed at least once a year.

All of  your  dividends  and  capital  gains  distributions  with  respect  to a particular Fund will be reinvested in additional  shares of that Fund unless you provide us with a written  request to receive your  payments in cash.  Dividends paid in cash or additional shares are treated the same for tax purposes.

Every  January,  you will  receive a  statement  that  shows  the tax  status of distributions you received the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

Taxes

In general,  Fund  distributions  are taxable to you (unless your  investment is through a qualified retirement plan), as either ordinary income or capital gain.
Fund  distributions  of short-term  capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable as long-term capital  gains no matter how long you have owned your  shares.  A portion of the income  dividends paid to you by a Fund (other than the Tax-Exempt  Fixed Income
Fund and the Core Plus Fixed Income Fund) may be  qualified  dividends  eligible for taxation at long-term  capital gain rates. If you buy shares when a Fund has realized but not yet distributed  income or capital gains, you will be "buying a dividend"  by paying the full price for the shares and then  receiving a portion of the price back in the form of a taxable distribution.

By law, a Fund must withhold a portion of your taxable  distributions  and sales proceeds unless you:

     |X|  provide  your  correct  social  security  or  taxpayer  identification number,

     |X|  certify that this number is correct,

     |X|  certify that you are not subject to backup withholding, and

     |X|  certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so. When  withholding is required, the amount will be 28% of any distributions or proceeds paid.

When you sell your shares in a Fund, you may realize a capital gain or loss. For tax  purposes,  an  exchange  of your Fund  shares  for  shares  of a  different
AssetMark Fund is the same as a sale.

Fund  distributions  and gains from the sale of your Fund shares  generally  are subject to state and local  taxes.  For  investors in the  International  Equity
Fund,  any  foreign  taxes  paid by such Fund on its  investments  may be passed through to you as a foreign tax  credit.  Non-U.S.  investors  may be subject to
U.S.   withholding   or  estate  tax,  and  are  subject  to  special  U.S.  tax certification requirements.

Because everyone's tax situation is unique, always consult your tax professional about federal,  state, local or foreign tax consequences of an investment in the
Funds.

Additional Information - Tax-Exempt Fixed Income Fund

The  Tax-Exempt  Fixed Income  Fund's  distributions  will consist  primarily of exempt-interest  dividends  from  interest  earned on municipal  securities.  In general, exempt-interest dividends are exempt from federal income tax.

The Tax-Exempt Fixed Income Fund, however, may invest a portion of its assets in securities that pay income that is not tax-exempt.  The Tax-Exempt  Fixed Income
Fund also may distribute to you any

                                      -41-

market discount and net short-term  capital gains from the sale of its portfolio securities. Distributions from such income are taxable to you as ordinary income and  generally  will not be treated as  qualified  dividends  subject to reduced rates of taxation for individuals.  Distributions of ordinary income are taxable whether you reinvest your  distributions  in additional  Tax-Exempt Fixed Income
Fund shares or receive them in cash.

Tax-Exempt  Fixed  Income Fund  distributions  of  long-term  capital  gains are taxable  as  long-term  capital  gains no matter  how long you have  owned  your shares.

Exempt-interest  dividends are taken into account when  determining  the taxable portion of your social security or railroad retirement benefits.  The Tax-Exempt
Fixed Income Fund may invest a portion of its assets in private  activity bonds.
The  income  from  these  bonds  is a  preference  item  when  determining  your alternative minimum tax.

Exempt-interest  dividends  from  interest  earned on municipal  securities of a state,  or its  political  subdivisions,  generally are exempt from that state's personal income tax. Most states,  however,  do not grant tax-free  treatment to interest from municipal securities of other states.

CONVERSION TO MASTER/FEEDER FUND STRUCTURE
In lieu of investing directly, the Funds are authorized to seek to achieve their investment  objectives by converting to a Master/Feeder  Fund Structure pursuant to which each Fund would invest all of its  investable  assets in an  investment company having substantially the same investment  objectives and policies as the
Fund. There is no current intention to convert the Funds to a Master/Feeder Fund structure.

                                      -42-

FINANCIAL HIGHLIGHTS

The financial  highlights tables are intended to help you understand each Fund's financial  performance  for a Fund's  shares for the period  from June 29,  2001
(commencement  of  operations)  through  the fiscal  year  ended June 30,  2004.
Certain  information  reflects  financial  results for a single Fund share.  The total  returns  in the tables  represent  the rate that an  investor  would have earned  or lost on an  investment  in the  Fund  (assuming  reinvestment  of all
dividends   and   distributions).   This   information   has  been   audited  by
PricewaterhouseCoopers  LLP,  whose  report,  along with each  Fund's  financial statements,  are included in the Funds' annual  report,  which is available upon request.

               [Updated Financial Highlights To Be Inserted]

                                                   Large Cap Growth Fund
--------------------------------------------------------------------------------
                                             Year ended          Year ended
                                            June 30, 2003       June 30, 2002
                                          ------------------   ----------------

Per share data for a share of capital
stock outstanding for the entire
period and selected information
for the period are as follows:
Net asset value, beginning of year               $7.28               $10.00
                                          ------------------   ----------------

Income from investment operations:
      Net investment loss                         -                   (0.04)
      Net realized and unrealized
      gains (losses) on investments               0.31                (2.68)
                                                  -----               ------
                                          ------------------   ----------------
      Total from investment operations            0.31                (2.72)
                                                  -----               ------
                                          ------------------   ----------------

Less distributions:
      Dividends from net investment
      income                                     -                    -
      Dividends from net realized gains          -                    -
                                                 --                   -
                                          ------------------   ----------------
      Total distributions                        -                    -
                                                 --                   -
                                          ------------------   ----------------
                                          ------------------   ----------------

Net asset value, end of year                     $7.59                $7.28
                                                 ------               -----
                                          ==================   ================
                                          ==================   ================

Total return                                      4.26%              -27.20%

Supplemental data and ratios:
      Net assets, end of year               $118,363,326         $49,664,714

      Ratio of expenses to average net
      assets
      Before Expense Reimbursement                1.63%                1.75%
      After Expense Reimbursement                 1.49%                1.49%

      Ratio of net investment loss to
      average
      net assets
      Before Expense Reimbursement               -0.84%               -1.19%
      After Expense Reimbursement                -0.70%               -0.93%

      Portfolio turnover rate                    30.47%               82.84%

                                      -43-

                                                    Large Cap Value Fund
--------------------------------------------------------------------------------
                                              Year ended           Year ended
                                            June 30, 2003        June 30, 2002
                                          -------------------   -----------------

Per share data for a share of capital
stock outstanding for the entire
period and selected information
for the period are as follows:
Net asset value, beginning of year                $9.20                $10.00
                                          -------------------   -----------------

Income from investment operations:
      Net investment income                        0.06                  0.05
      Net realized and unrealized
           losses on investments                  (0.42)                (0.82)
                                                  ------                ------
                                          -------------------
                                                                -----------------
      Total from investment operations            (0.37)                (0.77)
                                                  ------                ------
                                          -------------------   -----------------

Less distributions:
      Dividends from net investment
      income                                      (0.04)                (0.03)
      Dividends from net realized gains           (0.01)                -
                                                  ------                -
                                          -------------------   -----------------
      Total distributions                         (0.05)                (0.03)
                                                  ------                ------
                                          -------------------   -----------------

Net asset value, end of year                      $8.78                 $9.20
                                                  ------                -----
                                          ===================   =================

Total return                                      -3.89%                -7.76%

Supplemental data and ratios:
      Net assets, end of year                  $117,847,247          $53,317,327

      Ratio of expenses to average net
      assets
      Before Expense Reimbursement                 1.61%                 1.78%
      After Expense Reimbursement                  1.49%                 1.49%

      Ratio of net investment income to
      average net assets
      Before Expense Reimbursement                 0.56%                 0.28%
      After Expense Reimbursement                  0.69%                 0.57%

      Portfolio turnover rate                     49.79%                94.61%

                                      -44-

                                                 Small/Mid Cap Growth Fund
--------------------------------------------------------------------------------
                                             Year ended          Year ended
                                           June 30, 2003       June 30, 2002
                                          -----------------   -----------------

Per share data for a share of capital
stock outstanding for the entire
period and selected information
for the period are as follows:
Net asset value, beginning of year               $7.20              $10.00
                                          -----------------   -----------------

Income from investment operations:
      Net investment loss                         -                  (0.06)
      Net realized and unrealized
           gains/(losses) on investments          0.44               (2.74)
                                                  -----              ------
                                          -----------------   -----------------
      Total from investment operations            0.44               (2.80)
                                                  -----              ------
                                          -----------------   -----------------

Less distributions:
      Dividends from net investment
      income                                     -                   -
      Dividends from net realized gains          -                   -
                                                 --                  -
                                          -----------------   -----------------
      Total distributions                        -                   -
                                                 --                  -
                                          -----------------   -----------------

Net asset value, end of year                     $7.64               $7.20
                                                 ------              -----
                                          =================   =================

Total return                                      6.11%             -28.00%

Supplemental data and ratios:
      Net assets, end of year             $31,520,846         $12,917,171

      Ratio of expenses to average net
      assets
      Before Expense Reimbursement                2.01%               2.30%
      After Expense Reimbursement                 1.59%               1.59%

      Ratio of net investment loss to
      average net assets
      Before Expense Reimbursement               -1.78%              -2.01%
      After Expense Reimbursement                -1.36%              -1.30%

      Portfolio turnover rate                    19.02%              51.57%

                                      -45-

                                                  Small/Mid Cap Value Fund
--------------------------------------------------------------------------------
                                             Year ended          Year ended
                                            June 30, 2003      June 30, 2002
                                          ------------------   ---------------

Per share data for a share of capital
stock outstanding for the entire
period and selected information
for the period are as follows:
Net asset value, beginning of year              $10.15               $10.00
                                          ------------------   ---------------

Income from investment operations:
      Net investment loss                         -                   (0.02)
      Net realized and unrealized
           gains/(losses) on investments         (0.02)                0.17
                                                 ------                ----
                                          ------------------   ---------------
      Total from investment operations           (0.02)                0.15
                                                 ------                ----
                                          ------------------   ---------------

Less distributions:
      Dividends from net investment
      income                                     -                    -
      Dividends from net realized gains          -                    -
                                                 --                   -
                                          ------------------   ---------------
      Total distributions                        -                    -
                                                 --                   -
                                          ------------------   ---------------

Net asset value, end of year                    $10.13               $10.15
                                                -------              ------
                                          ==================   ===============

Total return                                     -0.20%                1.50%

Supplemental data and ratios:
      Net assets, end of year                $29,703,370          $13,311,184

      Ratio of expenses to average net
      assets
      Before Expense Reimbursement                2.20%                2.40%
      After Expense Reimbursement                 1.59%                1.59%

      Ratio of net investment loss to
      average net assets
      Before Expense Reimbursement               -0.96%               -1.14%
      After Expense Reimbursement                -0.36%               -0.33%

      Portfolio turnover rate                    64.32%               84.19%

                                      -46-

                                               International Equity Fund
--------------------------------------------------------------------------------
                                            Year ended         Year ended
                                           June 30, 2003      June 30, 2002
                                          ----------------   ----------------

Per share data for a share of capital
stock outstanding for the entire
period and selected information
for the period are as follows:
Net asset value, beginning of year               $8.96             $10.00
                                          ----------------   ----------------

Income from investment operations:
      Net investment income                       0.09               0.03
      Net realized and unrealized
           losses on investments                 (0.80)             (1.07)
                                                 ------             ------
                                          ----------------   ----------------
      Total from investment operations           (0.71)             (1.04)
                                                 ------             ------
                                          ----------------   ----------------

Less distributions:
      Dividends from net investment
      income                                     (0.03)              -
      Dividends from net realized gains          -                  -
                                                 --                 -
                                          ----------------   ----------------
      Total distributions                        (0.03)             -
                                                 ------             -
                                          ----------------   ----------------

Net asset value, end of year                     $8.22              $8.96
                                                 ------             -----
                                          ================   ================

Total return                                     -7.92%            -10.40%

Supplemental data and ratios:
      Net assets, end of year                $76,915,396        $57,301,398

      Ratio of expenses to average net
      assets
      Before Expense Reimbursement                1.60%              1.71%
      After Expense Reimbursement                 1.59%              1.59%

      Ratio of net investment income to
      average net assets
      Before Expense Reimbursement                0.97%              0.36%
      After Expense Reimbursement                 0.99%              0.48%

      Portfolio turnover rate                   148.87%             76.83%

                                      -47-

                                             Real Estate Securities Fund
--------------------------------------------------------------------------------
                                            Year ended        Year ended
                                           June 30, 2003     June 30, 2002
                                          ----------------  ----------------

Per share data for a share of capital
stock outstanding for the entire
period and selected information
for the period are as follows:
Net asset value, beginning of year              $11.18            $10.00
                                          ----------------  ----------------

Income from investment operations:
      Net investment income                       0.56              0.46
      Net realized and unrealized
           gains/(losses) on investments         (0.06)             0.97
                                                 ------             ----
                                          ----------------  ----------------
      Total from investment operations            0.49              1.43
                                                  -----             ----
                                          ----------------  ----------------

Less distributions:
      Dividends from net investment
      income                                     (0.33)            (0.25)
      Dividends from net realized gains          (0.08)            -
                                                 ------            -
                                          ----------------  ----------------
      Total distributions                        (0.40)            (0.25)
                                                 ------            ------
                                          ----------------  ----------------

Net asset value, end of year                    $11.27            $11.18
                                                -------           ------
                                          ================  ================

Total return                                      4.87%            14.60%

Supplemental data and ratios:
      Net assets, end of year                $26,188,608       $14,186,721

      Ratio of expenses to average net
      assets
      Before Expense Reimbursement                2.02%             2.28%
      After Expense Reimbursement                 1.49%             1.49%

      Ratio of net investment income to
      average net assets
      Before Expense Reimbursement                4.61%             4.36%
      After Expense Reimbursement                 5.14%             5.15%

      Portfolio turnover rate                    28.71%            68.04%

                                      -48-

                                             Tax-Exempt Fixed Income Fund
--------------------------------------------------------------------------------
                                            Year ended         Year ended
                                           June 30, 2003      June 30, 2002
                                          ----------------   ----------------

Per share data for a share of capital
stock outstanding for the entire
period and selected information
for the period are as follows:
Net asset value, beginning of year              $10.46             $10.00
                                          ----------------   ----------------

Income from investment operations:
      Net investment income                       0.22               0.18
      Net realized and unrealized gains
           on investments                         0.59               0.46
                                                  -----              ----
                                          ----------------   ----------------
      Total from investment operations            0.81               0.64
                                                  -----              ----
                                          ----------------   ----------------

Less distributions:
      Dividends from net investment
      income                                     (0.22)             (0.18)
      Dividends from net realized gains           -                 -
                                                  -                 -
                                          ----------------   ----------------
      Total distributions                        (0.22)             (0.18)
                                                 ------             ------
                                          ----------------   ----------------

Net asset value, end of year                    $11.05             $10.46
                                                -------            ------
                                          ================   ================

Total return                                      7.78%              6.47%

Supplemental data and ratios:
      Net assets, end of year                 $26,100,100        $14,088,545

      Ratio of expenses to average net
      assets
      Before Expense Reimbursement                1.82%              2.28%
      After Expense Reimbursement                 1.29%              1.29%

      Ratio of net investment income to
      average net assets
      Before Expense Reimbursement                1.66%              1.42%
      After Expense Reimbursement                 2.19%              2.41%

      Portfolio turnover rate                    19.18%             11.02

                                      -49-

                                              Core Plus Fixed Income Fund
--------------------------------------------------------------------------------
                                             Year ended         Year ended
                                           June 30, 2003      June 30, 2002
                                          ----------------   ----------------

Per share data for a share of capital
stock outstanding for the entire
period and selected information
for the period are as follows:
Net asset value, beginning of year              $10.15             $10.00
                                          ----------------   ----------------

Income from investment operations:
      Net investment income                       0.48               0.45
      Net realized and unrealized gains
           on investments                         0.56               0.15
                                                  -----              ----
                                          ----------------   ----------------
      Total from investment operations            1.04               0.60
                                                  -----              ----
                                          ----------------   ----------------

Less distributions:
      Dividends from net investment
      income                                     (0.48)             (0.45)
      Dividends from net realized gains           -                 -
                                                  -                 -
                                          ----------------   ----------------
      Total distributions                        (0.48)             (0.45)
                                                 ------             ------
                                          ----------------   ----------------

Net asset value, end of year                    $10.71             $10.15
                                                -------            ------
                                          ================   ================
                                          ================   ================

Total return                                     10.47%              6.03%

Supplemental data and ratios:
      Net assets, end of year                  $110,280,032       $52,817,274

      Ratio of expenses to average net
      assets
      Before Expense Reimbursement                1.41%              1.62%
      After Expense Reimbursement                 1.29%              1.29%

      Ratio of net investment income to
      average net assets
      Before Expense Reimbursement                4.69%              5.04%
      After Expense Reimbursement                 4.81%              5.37%

      Portfolio turnover rate                    52.99%             39.01%

                                      -50-

AssetMark Funds(R)

AssetMark Large Cap Growth Fund
AssetMark Large Cap Value Fund
AssetMark Small/Mid Cap Growth Fund
AssetMark Small/Mid Cap Value Fund
AssetMark International Equity Fund
AssetMark Real Estate Securities Fund
AssetMark Tax-Exempt Fixed Income Fund
AssetMark Core Plus Fixed Income Fund

Investment Advisor                        AssetMark Investment Services, Inc.
                                          2300 Contra Costa Blvd., Suite 425
                                          Pleasant Hill, CA 94523

Legal Counsel                             Stradley Ronon Stevens & Young, LLP
                                          2600 One Commerce Square
                                          Philadelphia, PA 19103

IndependentRegistered Public              PricewaterhouseCoopers LLP
Accounting Firm                           333 Market Street
                                          San Francisco, CA 94105

Transfer Agent, Fund Accountant,          U.S. Bancorp Fund Services, LLC
and Fund Administrator                    615 East Michigan Street
                                          Milwaukee, WI 53202

Custodian                                 U.S. Bank, N.A.
                                          425 Walnut Street
                                          Cincinnati, OH 45202

Distributor                               AssetMark Capital Corporation
                                          2300 Contra Costa Blvd., Suite 425
                                          Pleasant Hill, CA 94523

                                      -51-

FOR MORE INFORMATION

You may obtain the following and other information on the Funds free of charge:

Statement  of   Additional   Information   (SAI)  dated  October  __,  2004
The SAI of the Funds  provides  more  details  about each  Fund's  policies  and management. The Funds' SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The  annual  and  semi-annual  reports  for each Fund  provide  the most  recent
financial  reports  and  portfolio  listings.   The  annual  report  contains  a
discussion of the market conditions and investment strategies that affected each
Fund's performance during the last fiscal year.

To receive any of these  documents or the prospectus of AssetMark  Funds(R)or to request additional information about AssetMark Funds(R), please contact us.

By Telephone:
(888) 278-5809

By Mail:
AssetMark Funds(R)
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

SEC:
You may review and obtain copies of AssetMark Funds' information  (including the
SAI)  at  the  SEC  Public  Reference  Room  in  Washington,  D.C.  Please  call
1-202-942-8090 for information relating to the operation of the Public Reference
Room.  Reports and other  information about each Fund are available on the EDGAR
Database  on the  SEC's  Internet  site  at  http://www.sec.gov.  Copies  of the information  may be obtained,  after  paying a  duplicating  fee, by  electronic request at the following E-mail address:  publicinfo@sec.gov,  or by writing the
Public Reference Section,  Securities and Exchange Commission,  Washington, D.C.
20549-0102.

                                                     1940 Act File No. 811-10267

                                      -52-

ASSETMARK FUNDS

STATEMENT OF ADDITIONAL INFORMATION

October 28, 2004

AssetMark Large Cap Growth Fund
AssetMark Large Cap Value Fund
AssetMark Small/Mid Cap Growth Fund
AssetMark Small/Mid Cap Value Fund
AssetMark International Equity Fund
AssetMark Real Estate Securities Fund
AssetMark Tax-Exempt Fixed Income Fund
AssetMark Core Plus Fixed Income Fund

This Statement of Additional  Information  ("SAI") provides general  information about each of the series (individually,  a "Fund" and collectively, the "Funds")
of  AssetMark  Funds.  This  SAI is not a  prospectus  and  should  be  read  in conjunction  with the Funds'  current  Prospectus  dated  October __,  2004,  as supplemented  and amended  from time to time,  which is  incorporated  herein by reference. To obtain a copy of the Prospectus, please write or call the Funds at the address or telephone number below.

The Funds'  financial  statements  for the fiscal  year ended June 30,  2004 are incorporated  herein by  reference  to the Funds'  Annual  Report dated June 30,
2004. A copy of the Annual Report may be obtained  without  charge by calling or writing the Funds as shown above.

AssetMark Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
Phone: (888) 278-5809

General Information about AssetMark Funds
--------------------------------------------------------------------------------

AssetMark Funds (the "Trust") is an open-end  management  investment company, or mutual fund,  organized as a Delaware  statutory  trust on January 2, 2001.  The
Declaration of Trust permits the Trust to offer separate series (the "Funds") of units of beneficial  interest and separate  classes.  The Funds are the first of several series that may be formed by the Trust and each currently  consists of a single  class  of  shares  of  beneficial  interest.  The  Trust  may  establish additional  series  of the  Trust at any time.  The  Funds  each have  their own investment objectives and policies.

The Trust is  authorized  to issue an unlimited  number of interests (or shares)
with  no par  value.  Shares  of  each  series  have  equal  voting  rights  and liquidation  rights, and are voted in the aggregate and not by the series except in matters  where a separate vote is required by the  Investment  Company Act of
1940,  as amended (the "1940 Act") or when the matter  affects only the interest of a particular  Fund.  When matters are submitted to  shareholders  for a vote, each  shareholder  is  entitled  to one vote  for  each  full  share  owned  and fractional  votes for fractional  shares owned. The Trust does not normally hold annual meetings of shareholders.

Each share of each Fund represents an equal proportionate interest in the assets and  liabilities  belonging to that Fund with each other share of that Fund, and is entitled to such dividends and  distributions  out of the income belonging to the Fund as are  declared by the  Trustees.  The shares of the Funds do not have cumulative  voting  rights or any  preemptive  or  conversion  rights.  Expenses attributable  to any Fund are borne by that Fund.  Any  general  expenses of the
Trust not readily  identifiable  as belonging to a particular Fund are allocated by, or under the  direction  of, the  Trustees,  in such manner as the  Trustees allocate  such  expenses  on the  basis of  relative  net  assets  or  number of shareholders.

The assets of the Fund  received  for the issue or sale of its  shares,  and all income,  earnings,  profits and proceeds thereof,  subject only to the rights of creditors,  shall constitute the underlying  assets of the Fund. In the event of the  dissolution  or  liquidation of the Fund, the holders of shares of the Fund are  entitled  to share  pro rata in the net  assets of the Fund  available  for distribution to shareholders.

Description of the Funds
--------------------------------------------------------------------------------

The  AssetMark  Large Cap Growth Fund (the "Large Cap Growth  Fund"),  AssetMark
Large Cap Value  Fund (the  "Large Cap Value  Fund"),  AssetMark  Small/Mid  Cap
Growth Fund (the  "Small/Mid  Cap Growth Fund"),  AssetMark  Small/Mid Cap Value
Fund (the  "Small/Mid  Cap Value Fund") and the AssetMark  International  Equity
Fund (the  "International  Equity Fund") are each a  non-diversified  fund whose fundamental investment objective is capital appreciation over the long term. The
AssetMark Real Estate  Securities Fund (the "Real Estate  Securities Fund") is a
non-diversified   fund  whose  fundamental   investment   objective  is  capital
appreciation over the long term and current income is a secondary objective. The
AssetMark Tax-Exempt Fixed Income Fund (the "Tax-Exempt Fixed Income Fund") is a
non-diversified  fund with a fundamental  investment objective of current income exempt  from  federal  income  tax by  investing  at least 80% of its  assets in municipal securities the income from which is exempt from federal income tax and not subject to the alternative minimum tax. The AssetMark Core Plus Fixed Income
Fund (the  "Core  Plus  Fixed  Income  Fund") is a  non-diversified  fund with a fundamental  investment  objective of providing current income consistent with a low  volatility  of  principal.  The Core Plus Fixed  Income Fund will also seek capital  appreciation.  The  Fund's  fundamental  objectives  may not be changed
without  shareholder  approval.   Unless  otherwise  noted,  all  of  the  other
investment policies and strategies  described in the prospectus or hereafter are non-fundamental,  which means that they may be changed by action of the Board of
Trustees, without shareholder approval.

Investment Restrictions
--------------------------------------------------------------------------------

Each of the  Funds has  adopted  and is  subject  to the  following  fundamental investment  restrictions.  These  investment  restrictions  of the  Funds may be changed  only  with  the  approval  of the  holders  of a  majority  of a Fund's outstanding  voting  securities.  As used in this SAI,  "a  majority of a Fund's outstanding  voting  securities"  means the  lesser of (1) 67% of the  shares of beneficial  interest of the Fund represented at a meeting at which more than 50%
of the outstanding  shares are present,  or (2) more than 50% of the outstanding shares of beneficial interest of the Fund.

The percentage  limitations  referred to in these restrictions apply only at the time of investment.  A later  increase or decrease in a percentage  that results from a change in value in the  portfolio  securities  held by a Fund will not be considered a violation of such limitation,  and a Fund will not necessarily have to sell a portfolio security or adjust its holdings in order to comply.

1.   No Fund will act as  underwriter  for securities of other issuers except as they may be deemed an underwriter in selling a portfolio security.

2.   No Fund will make  loans if,  as a result,  the  amount of a Fund's  assets loaned  would  exceed  the  amount  permitted  under  the  1940  Act or any applicable rule or regulation thereof, or any exemption  therefrom,  except that each Fund may (i) purchase or hold debt instruments in accordance with
     its  investment   objective  and  policies;   (ii)  enter  into  repurchase
     agreements;  (iii)  lend its  portfolio  securities  and (iv) loan money to other Funds within the Trust in  accordance  with the terms of the 1940 Act or any applicable rule or regulation thereof, or any exemption therefrom.

3.   No Fund will purchase any securities  that would cause more than 25% of the total  assets of the Fund to be invested in the  securities  of one or more
     issuers  conducting  their  principal  business   activities  in  the  same
     industry,  provided  that  this  limitation  does  not  apply  to  (i)  the securities of other investment companies, investments in obligations issued
     or   guaranteed  by  the  United   States   Government,   its  agencies  or
     instrumentalities  or tax-exempt  municipal  securities;  and (ii) the Real
     Estate  Securities Fund's  investment in real estate  securities.  The Real
     Estate  Securities  Fund will  invest  at least 25% of its total  assets in securities of companies in the real estate industry.

4.   No Fund will borrow money in an amount exceeding the amount permitted under the 1940 Act or any applicable rule or regulation thereof, or any exemption therefrom,  provided that (i) investment  strategies that either obligate a
     Fund to  purchase  securities  or  require  a Fund to  segregate  assets or maintain a margin  account  to  facilitate  the  settlement  of  securities transactions  are  not  considered  borrowings  for  the  purposes  of this limitation  and (ii) each Fund may borrow money from other Funds within the
     Trust in accordance  with the terms of the 1940 Act or any applicable  rule or regulation thereof, or any exemption therefrom.

5.   No Fund will issue senior  securities  to the Funds'  presently  authorized shares of beneficial  interest,  except that this restriction  shall not be deemed to  prohibit  the Funds from (i) making  any  permitted  borrowings,
     loans,  mortgages,   or  pledges,  (ii)  entering  into  options,   futures
     contracts, forward contracts, repurchase transactions or reverse repurchase transactions,  or (iii)  making  short  sales of  securities  to the extent permitted  by the 1940 Act and any rule or order  thereunder,  or SEC staff interpretation thereof.

6.   No Fund  will  purchase  or sell  real  estate,  physical  commodities,  or commodities  contracts,  except that each Fund may purchase (i)  marketable securities issued by companies that own or invest in real estate (including
     REITs),   commodities,  or  commodities  contracts;  and  (ii)  commodities contracts  relating to financial  instruments,  such as  financial  futures contracts and options on such contracts. Each Fund may temporarily hold and
     sell  real  estate  acquired   through  default,   liquidation,   or  other
     distributions  of an  interest  in real  estate as a result of such  Fund's ownership  of real estate  investment  trusts,  securities  secured by real estate or interests  thereon or securities of companies engaged in the real estate business.

Investment Policies and Associated Risks
--------------------------------------------------------------------------------

The  following  paragraphs  provide  more  detail  regarding  Funds'  investment policies and their associated risks identified in the Funds' Prospectus.  Unless otherwise  noted,  these  policies  pertain  to all of the  Funds  and  are  not fundamental and may be changed by the Board of Trustees of the Funds.  Each Fund is permitted to hold  securities  and engage in various  strategies as described hereafter, but none are obligated to do so, except as otherwise noted.

Common and Preferred Stock

Equity  securities,  such as common stocks,  represent  shares of ownership of a corporation.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference  over common  stocks in dividend  payments and liquidation of assets.  Some preferred stocks may be convertible into common stock.  Convertible  securities  are  securities  (such  as debt  securities  or preferred  stock) that may be converted into or exchanged for a specified amount of common stock of the same or different  issuer  within a particular  period of time at a specified price or formula. Please see "Debt Securities" below.

Debt Securities

The Funds may invest in debt securities, including those convertible into common stocks. Debt securities purchased by each Fund  will consist of obligations that are rated investment grade or better,  having at least adequate  capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by Standard and Poor's ("S&P"),  or Baa or higher by Moody's Investors
Services  ("Moody's")  or  determined  to be of  comparable  quality by a Fund's
Advisor or sub-advisor if the security is unrated.  Convertible debt obligations will be rated A or higher by S&P or A or higher by Moody's or  determined  to be of  comparable  quality by a Fund's  Advisor or  sub-advisor  if the security is unrated.  Bonds in the lowest  investment  grade  category (BBB by S&P or Baa by
Moody's) have speculative characteristics,  with changes in the economy or other circumstances  more  likely to lead to a weakened  capacity of the bonds to make principal  and  interest  payments  than would  occur with bonds rated in higher categories.

The Core Plus Fixed Income Fund may invest up to 20% of its total assets in high yield debt securities or "junk bonds," which are securities rated BB or below by
S&P or Ba or below by Moody's ("lower-rated securities"). Lower-rated securities are  considered to be of poor  standing and  predominantly  speculative  and are subject to a substantial  degree of credit risk.  Lower-rated  securities may be issued as a consequence of corporate restructurings, such as leveraged buy-outs,
mergers,   acquisitions,   debt   recapitalizations  or  similar  events.  Also,
lower-rated  securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially  stable firms to make scheduled  payments of interest and principal.
The risks posed by securities issued under such circumstances are substantial.

The high  yields  from  lower-rated  securities  may  compensate  for the higher default rates on such securities.  However,  there can be no assurance that high yields  will  offset  default  rates on  lower-rated  securities  in the future.
Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations  during an economic  downturn or during sustained periods of rising interest rates may be impaired. In addition,  such issuers may not have more  traditional  methods of  financing  available  to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because  such  securities  may be  unsecured  and may be  subordinated  to other creditors of the issuer.  Further,  an economic  recession may result in default levels with respect to such securities in excess of historic averages.

The value of  lower-rated  securities  will be  influenced  not only by changing interest rates,  but also by the bond market's  perception of credit quality and the  outlook  for  economic  growth.  When  economic  conditions  appear  to  be deteriorating,  lower-rated  securities  may  decline  in  market  value  due to investors'  heightened  concern over credit  quality,  regardless  of prevailing interest rates.

Especially  during times of deteriorating  economic  conditions,  trading in the secondary market for lower-rated securities may become thin and market liquidity may be  significantly  reduced.  Even under  normal  conditions,  the market for lower-rated  securities may be less liquid than the market for investment  grade corporate bonds. There are fewer securities dealers in the high yield market and purchasers of lower-rated  securities are concentrated  among a smaller group of securities  dealers and  institutional  investors.  In periods of reduced market liquidity,  lower-rated  securities prices may become more volatile and a Fund's ability to dispose of  particular  issues  when  necessary  to meet that  Fund's liquidity  needs  or  in  response  to  a  specific  economic  event  such  as a deterioration in the  creditworthiness  of the issuer may be adversely affected.
See "Appendix" to this Statement of Additional  Information for a description of debt security ratings.

The ratings of S&P's,  Moody's and other nationally  recognized  rating agencies represent  the  opinions  of those  rating  agencies  as to the  quality of debt securities.  It should be emphasized,  however, that ratings are general and are not absolute  standards of quality,  and debt securities with the same maturity, interest rate and rating may have different yields, while debt securities of the same maturity and interest rate with different ratings may have the same yield.

The payment of principal and interest on most debt  securities  will depend upon the ability of the issuers to meet their  obligations.  An issuer's  obligations under  its  debt  securities  are  subject  to  the  provisions  of  bankruptcy, insolvency,  and other laws affecting the rights and remedies of creditors, such as the  Federal  Bankruptcy  Code,  and laws,  if any,  which may be  enacted by federal or state  legislatures  extending  the time for payment of  principal or interest,  or both,  or imposing  other  constraints  upon  enforcement  of such obligations.  The power or ability of an issuer to meet its  obligations for the payment of interest on, and principal of, its debt  securities may be materially adversely affected by litigation or other conditions.

Subsequent to its purchase by a Fund, a rated  security may cease to be rated or its rating may be reduced below the minimum rating  required for purchase by the
Fund.  The Advisor or  respective  sub-advisor  will  consider  such an event in determining whether the Fund involved should continue to hold the security.  For a more detailed description of ratings, see Appendix.

Election to Invest Fund Assets Pursuant to Master/Feeder Fund Structure

In lieu of investing directly, the Funds are authorized to seek to achieve their investment objective by converting to a Master/Feeder Fund Structure pursuant to which each Fund would  invest all of its  investable  assets in a  corresponding investment  company  having  substantially  the same  investment  objectives and policies as the Fund.

The Funds' methods of operation and shareholder services would not be materially affected by their investment in other investment companies ("Master Portfolios")
having   substantially  the  same  investment  objective  and  policies  as  the corresponding  Funds, except that the assets of the Funds may be managed as part of a larger pool.  If the Funds  invested  all of their assets in  corresponding
Master  Portfolios,  they would  hold only  beneficial  interests  in the Master
Portfolios; the Master Portfolios would directly invest in individual securities of other issuers. The Funds would otherwise continue their normal operation. The
Board of Trustees would retain the right to withdraw any Fund's  investment from its corresponding Master Portfolio at any time it determines that it would be in the best  interest  of  shareholders;  such Fund  would  then  resume  investing directly in individual  securities of other issuers or invest in another  Master
Portfolio.

There is no  immediate  intention to convert the Funds to a  Master/Feeder  Fund
Structure. The Board of Trustees has authorized this non-fundamental  investment policy to  facilitate  such a conversion in the event that the Board of Trustees determines  that  such  a  conversion  is in the  best  interest  of the  Funds'
shareholders.  If the Board of  Trustees so  determines,  it will  consider  and evaluate specific  proposals prior to the  implementation of the conversion to a
Master/Feeder  Fund Structure.  Further,  the Funds' Prospectus and Statement of
Additional  Information  would be amended to reflect the  implementation  of the
Funds' conversion and their shareholders would be notified.

Non-Diversification of Investments

Each Fund is non-diversified  under the 1940 Act. This means that under the 1940
Act,  there is no restriction as to how much a Fund may invest in the securities of any one  issuer.  However,  to  qualify  for  tax  treatment  as a  regulated investment  company under the Internal  Revenue Code, as amended  ("Code"),  the
Funds  intend to comply,  as of the end of each  taxable  quarter,  with certain
diversification   requirements   imposed   by  the  Code.   Pursuant   to  these
requirements, at the end of each taxable quarter, each Fund, among other things, will not have  investments  in the securities of any one issuer (other than U.S.
Government  securities or securities of other regulated investment companies) of more than 25% of the value of each Fund's total assets. In addition,  each Fund, with  respect  to 50% of its  total  assets,  will not have  investments  in the securities of any issuer equal to 5% of each Fund's total  assets,  and will not purchase more than 10% of the outstanding  voting  securities of any one issuer.
As  non-diversified  investment  companies,  the Funds may be subject to greater risks than diversified  companies because of the larger impact of fluctuation in the values of securities of fewer issues.

Sector Focus

The Large Cap Value  Fund and the  Small/Mid  Cap Value  Fund may,  from time to time,  invest a greater amount of their assets in certain market sectors such as financial  services  and basic  industries  than in other  market  sectors.  The financial  services  sector may be  adversely  affected  by changes in  economic conditions and interest rates, as well as legislative initiatives, both of which may impact the profitability of companies in that sector. Companies in the basic industries  sector are subject to general  risks posed by economic  slow down or recession  as  well  as  market  risk  to the  extent  that  investors  perceive securities of issuers in other sectors to offer greater opportunities for faster growth. The Large Cap Growth Fund and the Small/Mid Cap Growth Fund may invest a greater  amount of their assets in market  sectors such as technology and health care than in other  market  sectors.  Companies  in the  technology  sector  are subject to the risks such as those relating to potential  rapid  obsolescence of technology,  failure of the market to accept new technologies, and difficulty in obtaining  financing  for  necessary  research  and  development  or  expansion.
Companies  in the health  care  sector are  subject to many of the same risks as those facing companies in the technology  sector,  and are also subject to risks related to legislative and regulatory  action which may affect  profitability of companies  in that  sector.  The  International  Equity  Fund may also  invest a
greater   amount   of  its   assets  in   certain   market   sectors,   such  as
telecommunications,  technology,  consumer  goods,  financial  services or basic industries.  Besides the risks described above concerning investing in companies in the  technology,  financial  services and basic  industries  sectors,  to the
extent  that  the  International   Equity  Fund  invests  in  companies  in  the
telecommunications  and consumer goods sectors,  it will be subject to the risks associated with those market sectors. Companies in the telecommunications sector are subject to many of the same risks as companies in the technology sector, and are also  subject  to the risk  that  changes  in  federal  or state  regulation relating to rates of return and services in the telecommunications  sector could adversely affect the profitability of these companies. Companies in the consumer goods  sector are  subject  to  general  risks  posed by  economic  slow down or recession as well as market risk to the extent that investors prefer  securities of issuers in other sectors perceived to offer greater  opportunities for faster growth.

Real Estate Industry Concentration

The Real  Estate  Securities  Fund will  invest  at least 80% of its net  assets
(including  amounts  borrowed  for  investment  purposes) in the  securities  of companies  in the real estate  industry.  The  concentration  of the Real Estate
Securities Fund's  investments in the real estate industry will subject the Real
Estate  Securities  Fund to risks in addition to those that apply to the general equity markets. Economic, legislative or regulatory developments may occur which significantly  affect the entire real estate  industry  and thus may subject the
Real Estate Securities Fund to greater market fluctuations than a fund that does not  concentrate  in  a  particular  industry.  In  addition,  the  Real  Estate
Securities  Fund will  generally  be subject  to risks  associated  with  direct ownership of real estate, such as decreases in real estate value or fluctuations in rental income caused by a variety of factors, including increases in interest rates,  increases  in  property  taxes and other  operating  costs,  casualty or condemnation losses,  possible  environmental  liabilities and changes in supply and demand for properties. Because of the Real Estate Securities Fund's strategy to concentrate in the real estate industry,  it may not perform as well as other mutual funds that do not concentrate in a single industry.

Borrowings

Each Fund may borrow funds to meet redemptions,  for other emergency purposes or to increase its portfolio  holdings of securities,  to the extent  pernmitted by the 1940 Act. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  A Fund may borrow for such purposes an amount equal to 33 1/3% of the value of its total  assets.  The 1940 Act  requires  a Fund to maintain  continuous  asset  coverage of not less than 300% with  respect to all borrowings.  If such  asset  coverage  should  decline  to less than 300% due to market  fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio  holdings  within three days in order to reduce the Fund's debt and restore the 300% asset coverage,  even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Leveraging,  by means of borrowing, may exaggerate the effect of any increase or decrease in the value of portfolio  securities on a Fund's net asset value,  and money  borrowed  will be subject to interest  and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances),  which may or may not exceed the income  received from the  securities  purchased  with borrowed funds.

Securities Lending

Each  of  the  Funds  may  lend  its  portfolio   securities   to   unaffiliated
broker/dealers  and  other   institutional   investors  pursuant  to  agreements
requiring that the loans be secured continuously by collateral  marked-to-market daily and  maintained in an amount at least equal in value to the current market value of the  securities  loaned.  Collateral  for such loans may include  cash, securities  of the U.S.  government,  its agencies or  instrumentalities,  or an irrevocable  letter  of  credit  issued  by a bank  that  meets  the  investment standards  stated  below  under  "Temporary  Investments,"  or  any  combination thereof.  The aggregate market value of securities  loaned by a Fund will not at any time exceed 33 1/3% of the total  assets of the Fund.  There may be risks of delay in receiving additional  collateral,  in recovering the securities loaned, or a loss of rights in the collateral should the borrower of the securities fail financially.  However, loans will be made only to borrowers deemed to be of good standing and when the income to be earned from the loan  justifies the attendant risks.

When a Fund lends its securities,  it continues to receive interest or dividends on the securities loaned and may simultaneously  earn interest on the investment
of  the  cash  collateral   which  will  be  invested  in  readily   marketable,
high-quality,  short-term  obligations.  Although  voting  rights,  or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the  securities  may be voted by a
Fund if a material event affecting the investment is to occur.

Restricted and Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase,  which  includes  securities  with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations.  The Board of Trustees,  with the assistance of the
Advisor,  sub-advisors and/or pricing services, will determine the value of such securities  in good faith in  accordance  with the  provisions  of the 1940 Act.
Illiquid  securities  present the risks that a Fund may have difficulty  valuing these holdings  and/or may be unable to sell these holdings at the time or price desired.  There  are no  restrictions  on  each  Fund's  ability  to  invest  in restricted  securities (that is, securities that are not registered  pursuant to the  Securities  Act of  1933),  except to the  extent  such  securities  may be considered  illiquid.  Securities issued pursuant to Rule 144A of the Securities
Act of 1933 will be considered  liquid if  determined to be so under  procedures adopted by the Board of Trustees.

Foreign Securities

Each Fund's  investments in the  securities of foreign  issuers may include both securities of foreign  corporations  and securities of foreign  governments  and their  political  subdivisions.  By  investing  the  majority  of its  assets in investments  that are tied  economically to different  countries  throughout the world, the International  Equity Fund will be more susceptible to the additional risks of foreign  investing than the other Funds,  and as a result the net asset value of the  International  Equity Fund may be more volatile,  and the risks of loss greater, than for a domestic fund.

Each Fund may  invest in foreign  securities  directly,  or  through  depositary receipts,  such as American  Depositary  Receipts  ("ADRs") or Global Depositary
Receipts ("GDRs"). Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying  securities issued by a foreign  corporation.  Investments  in these types of  securities,  as well as
securities  of  foreign  issuers,   involve  certain  inherent  risks  generally
associated with investments in foreign securities, including the following:

Political and Economic  Factors.  The economies of foreign  countries may differ favorably or  unfavorably  from the United  States  economy in such  respects as growth of gross  national  product,  rate of  inflation,  capital  reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal  politics of certain foreign  countries may not be as stable as that of the United  States.  Governments in certain  foreign  countries also continue to participate to a significant  degree,  through ownership interest or regulation, in their  respective  economies.  Action  by  these  governments  could  include restrictions on foreign investment,  nationalization,  expropriation of goods or imposition  of taxes,  and could have a  significant  effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international  trade and are accordingly  affected by the trade policies and economic  conditions of their trading partners.  Enactment by
these  trading  partners  of  protectionist   trade  legislation,   or  economic
recessions or slow downs of those  partners,  could have a  significant  adverse effect upon the securities markets of such countries.

Currency Fluctuations. A change in the value of any foreign currency against the
U.S.  dollar will result in a  corresponding  change in the U.S. dollar value of securities held by a Fund, denominated in that currency.  Such changes will also affect a Fund's investments in depositary receipts.

Taxes.  The  interest  and  dividends  payable  on certain  foreign  securities, including those comprising an ADR, may be subject to foreign  withholding taxes, thus  reducing the net amount of income to be paid to a Fund and the amount that may ultimately be available for distribution to the Fund's shareholders.

Emerging Market Countries. The International Equity Fund may invest up to 20% of its assets in emerging  market  countries or developing  countries as defined by
World Bank  International  Financial  Corporation or the Morgan Stanley  Capital
International  (MSCI) Index.  Developing  countries may impose restrictions on a
Fund's ability to repatriate  investment income or capital.  Even where there is no outright  restriction on  repatriation of investment  income or capital,  the mechanics of  repatriation  may affect certain  aspects of the operations of the
Fund. For example,  funds may be withdrawn  from the People's  Republic of China only in U.S. or Hong Kong dollars and only at an exchange  rate  established  by the government once each week.

Some of the  currencies  in  emerging  markets  have  experienced  de-valuations relative to the U.S. dollar,  and major  adjustments have been made periodically in  certain  of such  currencies.  Certain  developing  countries  face  serious exchange constraints.

Governments of some developing  countries  exercise  substantial  influence over many aspects of the private sector.  In some  countries,  the government owns or controls  many  companies,  including  the  largest  in the  country.  As  such, government  actions in the future  could have a  significant  effect on economic conditions  in  developing  countries in these  regions,  which could affect the private  sector  companies  in which  the  International  Equity  Fund  invests.
Furthermore,  certain  developing  countries  are among the  largest  debtors to commercial banks and foreign governments.  Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities  involves a high degree of risk.

Foreign  Currency  Transactions.  Although  each Fund values its assets daily in
U.S.  dollars,  they are not  required  to  convert  their  holdings  of foreign currencies  to U.S.  dollars  on a daily  basis.  A  Fund's  foreign  currencies generally will be held as "foreign  currency call accounts" at foreign  branches of foreign or domestic banks.  These accounts bear interest at negotiated  rates and  are  payable  upon  relatively  short  demand  periods.  If a  bank  became insolvent, a Fund could suffer a loss of some or all of the amounts deposited. A
Fund may convert foreign  currency to U.S.  dollars from time to time.  Although foreign exchange dealers  generally do not charge a stated commission or fee for conversion,  the  prices  posted  generally  include  a  "spread,"  which is the difference  between  the prices at which the  dealers  are  buying  and  selling foreign currencies.  Currently,  only the Core Plus Fixed Incoem Fund expects to hedge its foreign currency exposure under normal market conditions.

The Funds may enter into forward  currency  contracts.  Except where  segregated accounts are not required  under the 1940 Act, when a Fund enters into a forward contract or currency  futures,  the Custodian will place cash,  U.S.  government securities,  or high-grade debt securities into segregated accounts of such Fund in an  amount  equal to the  value of that  Fund's  total  assets  committed  to consummation of forward  contracts and currency  futures.  If the value of these segregated securities declines,  additional cash or securities will be placed in the  appropriate  account on a daily basis so that the account value is at least equal to the Fund's commitments to such contracts.

Transactions  involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security)  or as  short  hedges  (if  a  Fund  anticipates  selling  a  security denominated  in a foreign  currency it may sell a forward  currency  contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds).

A Fund may seek to hedge against  changes in the value of a particular  currency by  using  forward  contracts  on  another  foreign  currency  or  a  basket  of currencies,  the  value of  which  the  Advisor  or the  respective  sub-advisor believes will have a positive  correlation  to the values of the currency  being hedged.  In  addition  each Fund may use  forward  currency  contracts  to shift exposure to foreign  currency  fluctuations  from one  country to  another.  For example,  if a Fund owns  securities  denominated in a foreign  currency and the
Advisor or sub-advisor  believes that currency will decline  relative to another currency,  it might enter into a forward contract to sell an appropriate  amount of the first foreign  currency,  with payment to be made in the second currency.
Transactions that use two foreign currencies are sometimes referred to as "cross hedges." Use of different foreign currency  magnifies the risk that movements in the price of the  instrument  will not correlate or will  correlate  unfavorably with the foreign currency being hedged.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved,  the length of the contract period and the market conditions  then  prevailing.  Because  forward  currency  contracts are usually entered into on a principal  basis, no fees or commissions are involved.  When a
Fund enters into a forward currency contract,  it relies on the counter-party to make  or  take  delivery  of the  underlying  currency  at the  maturity  of the contract.  Failure by the counter-party to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures  contracts,  holders and writers of forward currency contracts can enter into  offsetting  closing  transactions,  similar to closing transactions on futures, by selling or purchasing,  respectively,  an instrument identical to the instrument held or written.  Secondary markets generally do not exist for forward currency contracts,  with the result that closing transactions generally can be made for forward currency contacts only by negotiating directly with the counter-party. Thus, there can be no assurance that a Fund will in fact be able to close out a forward  currency  contract at a favorable price prior to maturity. In addition,  in the event of insolvency of the counter-party,  a Fund might be unable to close out a forward  currency  contract  at any time prior to maturity.  In either event, the Fund would continue to be subject to market risk with respect to the  position,  and would  continue to be required to maintain a position in securities  denominated in the foreign  currency or to maintain cash or securities in a segregated account.

Smaller and Mid-Sized Companies

Many of the  companies  in which the  Small/Mid  Cap Value Fund,  Small/Mid  Cap
Growth Fund and Real Estate  Securities  Fund may invest will include those that have limited product lines,  services,  markets, or financial resources,  or are dependent on a small management group. In addition, because these stocks are not well-known  to the  investing  public,  do not  have  significant  institutional ownership,  and are followed by  relatively  few security  analysts,  there will normally be less publicly  available  information  concerning  these  securities compared to what is available for the  securities of larger  companies.  Adverse publicity  and  investor  perceptions,  whether  or  not  based  on  fundamental analysis, can decrease the value and liquidity of securities held by a Fund.

Historically,  smaller  capitalization  stocks have been more  volatile in price than larger  capitalization  stocks.  Among the  reasons  for the greater  price volatility of these small company stocks are the less certain  growth  prospects of smaller firms,  the lower degree of liquidity in the markets for such stocks, the greater sensitivity of smaller companies to changing economic conditions and the fewer market  makers and wider spreads  between  quoted bid and asked prices which exist in the over-the-counter  market for such stocks.  Besides exhibiting
greater  volatility,   smaller  company  stocks  may,  to  a  degree,  fluctuate
independently  of larger company  stocks.  Smaller company stocks may decline in price as large company  stocks rise,  or rise in price as large  company  stocks decline. Investors should therefore expect that a Fund that invests primarily in small  and  mid  cap  issuers  will be more  volatile  than,  and may  fluctuate independently of, broad stock market indices such as the S&P 500 Index.

Municipal Securities

The Tax-Exempt Fixed Income Fund invests  primarily in municipal  securities and the Core Plus Fixed Income Fund (together,  the "Fixed Income Funds") may invest in municipal securities.  Municipal securities are debt obligations issued by or on  behalf  of  states,  territories,  and  possessions  of the  United  States, including the District of Columbia,  and any political subdivisions or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities").

Municipal  Securities  are  generally  issued to  finance  public  works such as airports,  bridges, highways,  housing, hospitals, mass transportation projects, schools,  street,  and  water  and sewer  works.  They are also  issued to repay outstanding  obligations,  to raise funds for general operating expenses, and to make loans to other public  institutions  and facilities.  Municipal  Securities
include  industrial   development  bonds  issued  by  or  on  behalf  of  public authorities  to provide  financing  aid to acquire  sites or construct and equip facilities for privately or publicly owned  corporations.  The  availability  of this financing  encourages  these  corporations  to locate within the sponsoring communities and thereby increases local employment.

The  two  principal   classifications  of  Municipal   Securities  are  "general
obligation" and "revenue"  bonds.  General  obligation  bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest.  Interest on, and principal of, revenue bonds,  however, are payable only from the revenue generated by the facility financed by the bond or other specified  sources of revenue.  Revenue bonds do not represent a pledge of credit or create any debt of, or charge  against,  the general  revenues of a municipality or public  authority.  Industrial  development  bonds are typically classified  as revenue  bonds.  Each Fixed Income Fund may invest in, but is not limited to, the following types of Municipal Securities:  industrial development bonds;  municipal notes and bonds;  serial notes and bonds sold with a series of maturity dates; tax anticipation notes and bonds sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; bond anticipation  notes sold in anticipation of the issuance of longer-term bonds in the future;  pre-refunded municipal bonds refundable at a later date (payment of principal and interest on pre-refunded  bonds are assured through the first call date by the  deposit  in  escrow of U.S.  government  securities);  and  general obligation bonds secured by a municipality's pledge of taxation.

The Fixed  Income  Funds are not  required to sell a  Municipal  Security if the security's rating is reduced below the required minimum subsequent to the Fund's purchase of the  security.  However,  each Fixed Income Fund will  consider this event in the determination of whether it should continue to hold the security in its portfolio. If ratings made by Moody's, S&P, or Fitch Investors Service, Inc.
("Fitch"),  change because of changes in those  organizations or in their rating systems,  the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.

Under  normal  circumstances,  each Fixed  Income Fund will invest its assets in intermediate to long-term municipal securities. Each Fixed Income Fund will seek to  invest  in  Municipal  Securities  of  such  maturities  as the  Advisor  or sub-advisor  believes  will  produce  current  income  consistent  with  prudent investment.  Each Fixed Income Fund will also consider current market conditions and the cost of the insurance obtainable on such securities.

Participation Interests. The financial institutions from which each Fixed Income
Fund may  purchase  participation  interests  frequently  provide or secure from other  financial  institutions  irrevocable  letters of credit or guarantees and give the Fund the right to demand payment on specified  notice  (normally within
30 days) from the issuer of the letter of credit or guarantee.  These  financial institutions  may  charge  certain  fees in  connection  with  their  repurchase commitments,  including  a fee equal to the excess of the  interest  paid on the municipal  securities  over the  negotiated  yield at  which  the  participation interests were purchased by the Fund. By purchasing participation interests, the
Fund is buying a security meeting its quality requirements and is also receiving the tax-free benefits of the underlying securities.

In the acquisition of participation  interests,  the Advisor or sub-advisor will consider the following  quality  factors:  a high-quality  underlying  municipal security  (of which the Fund takes  possession);  a  high-quality  issuer of the participation  interest;  or a guarantee or letter of credit from a high-quality financial institution supporting the participation interest.

Municipal Leases.  Each Fixed Income Fund may purchase  Municipal  Securities in the form of  participation  interests that  represent an undivided  proportional interest in lease  payments by a  governmental  or nonprofit  entity.  The lease payments and other rights under the lease provide for and secure payments on the certificates.  Municipal  charters  or the nature of the  appropriation  for the lease may limit lease  obligations.  In  particular,  lease  obligations  may be subject to periodic appropriation.  If the entity does not appropriate funds for future lease  payments,  the entity  cannot be compelled to make such  payments.
Furthermore,  a lease may provide that the participants  cannot accelerate lease obligations upon default.  The participants  would only be able to enforce lease payments  as  they  became  due.  In  the  event  of a  default  or  failure  of appropriation,  unless the  participation  interests are credit enhanced,  it is unlikely that the participants would be able to obtain an acceptable  substitute source of payment.

Municipal  leases may be considered  illiquid,  the Advisor or sub-advisor  must carefully  examine the liquidity of the lease before  investing.  The Advisor or sub-advisor  considers:  whether the lease can be terminated by the lessee;  the potential recovery,  if any, from a sale of the leased property if the lease was terminated;  the lessee's  general credit  strength;  the  possibility  that the lessee will discontinue appropriating funding for the lease property because the property  is no  longer  deemed  essential  to its  operations;  and any  credit enhancement  or legal  recourse  provided upon an event of  nonappropriation  or other termination of the lease.

Credit  Enhancement.  Some of the  investments  of the Fixed Income Funds may be credit  enhanced by a guaranty,  letter of credit or insurance.  Any bankruptcy, receivership,  default  or change in the credit  quality of the credit  enhancer will adversely affect the quality and  marketability of the underlying  security and could cause losses to the Fund and affect its share prices. The Fixed Income
Funds may invest in securities  credit-enhanced  by banks, and thus the value of those  credit  enhancements  will be  affected  by  developments  affecting  the economic  health  and  viability  of banks.  The Fixed  Income  Funds  typically evaluate the credit quality and ratings of credit-enhanced securities based upon
the  financial   condition  and  ratings  of  the  party  providing  the  credit enhancement, rather than the issuer.

Variable Rate or Floating Rate Municipal Securities.  Each Fixed Income Fund may
purchase municipal securities with variable or floating interest rates. Variable or floating  interest rates are  ordinarily  stated as a percentage of the prime rate of a bank or some similar  standard,  such as the 91-day U.S. Treasury bill rate.  Variable interest rates are adjusted on a periodic basis (i.e.,  every 30 days) and  floating  interest  rates are  adjusted  whenever  a  benchmark  rate changes.  Many variable or floating  rate  municipal  securities  are subject to payment of principal on demand by the Fund, usually in not more than seven days.
If a variable  or floating  rate  municipal  security  does not have this demand feature,  or the demand  feature  extends  beyond  seven days and the Advisor or sub-advisor  believes the security cannot be sold within seven days, the Advisor or  sub-advisor  may consider the security to be illiquid.  However,  the Fund's investment  limitations provide that it will not invest more than 15% of its net
assets  in  illiquid  securities.   All  variable  or  floating  rate  municipal
securities  will meet the quality  standards for the Fund.  The Advisor has been instructed  by the Trustees to monitor the pricing  quality and liquidity of the
variable  and  floating  rate  municipal  securities,   including  participation
interests held by the Fund, on the basis of published financial  information and reports of NRSROs and other analytical services.

Variable and floating  interest  rates  generally  reduce  changes in the market value of municipal securities from their original purchase prices.  Accordingly, as interest rates decrease or increase,  the potential for capital  appreciation or depreciation is less for variable or floating rate municipal  securities than for fixed  income  obligations.  Many  municipal  securities  with  variable  or floating  interest  rates  purchased  by the Fund are  subject to  repayment  of principal  (usually within seven days) on the Fund's demand.  The terms of these variable or floating rate demand  instruments  require  payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

Auction  Rate  Securities.  Each Fixed  Income  Fund may invest in auction  rate municipal securities.  Auction rate securities usually permit the holder to sell the securities in an auction at par value at specified  intervals.  The dividend is reset by "Dutch" auction in which bids are made by  broker-dealers  and other institutions  for a certain  amount of securities at a specified  minimum yield.
The  dividend  rate set by the auction is the lowest  interest or dividend  rate that covers all securities  offered for sale.  While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Industrial  Development  Bonds.  Each Fixed Income Fund may invest in industrial development bonds, which is a type of municipal security. Industrial development bonds  are  generally  issued  to  provide  financing  aid to  acquire  sites or construct and equip  facilities for use by privately or publicly owned entities.
Most  state and local  governments  have the power to  permit  the  issuance  of industrial  development bonds to provide financing for such entities in order to encourage  the  privately  or publicly  owned  entities to locate  within  their communities.  Industrial  development  bonds,  which are in most  cases  revenue bonds,  do not represent a pledge of credit or create any debt of a municipality or a public  authority,  and no taxes may be levied for the payment of principal or interest on these bonds.  The principal and interest is payable solely out of monies  generated by the entities  using or purchasing  the sites or facilities.
These bonds will be considered municipal securities eligible for purchase by the
Fund if the  interest  paid on them,  in the  opinion of bond  counsel or in the opinion of the officers of the Trust and/or the Advisor,  is exempt from federal income  tax.  The Fund may invest in  industrial  development  bonds  (including pollution  control revenue bonds) as long as they are not from the same facility or similar types of facilities or projects.

Municipal  Securities  Risks.  The  value  of each of the  Fixed  Income  Funds'
respective  shares will fluctuate.  The amount of this fluctuation is dependent, to a certain extent,  upon the quality and maturity of the municipal  securities in each Fund's portfolio, as well as on market conditions.  Municipal securities prices  are  interest  rate  sensitive,  which  means that  their  value  varies inversely  with market  interest  rates.  Thus,  if market  interest  rates have increased from the time a security was purchased,  the security,  if sold, might be sold at a price less than its cost. Similarly,  if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost. (In either instance,  if the security was held to  maturity,  no loss or gain  normally  would be  realized as a result of interim market fluctuations.)

Yields on municipal  securities depend on a variety of factors,  including:  the general conditions of the money market and the taxable and municipal  securities markets; the size of the particular  offering;  the maturity of the obligations;
and the  credit  quality of the issue.  The  ability of the Fund to achieve  its investment  objectives also depends on the continuing  ability of the issuers of municipal  securities to meet their  obligations for the payment of interest and principal when due.

Further, any adverse economic conditions or developments affecting the states or municipalities  could  impact  the  Fund's  portfolio.  Investing  in  municipal securities  that meet the Fund's  quality  standards  may not be possible if the states and municipalities do not maintain their current credit ratings.

Municipal Bond Insurance.  Each of the Fixed Income Funds may purchase municipal securities covered by insurance.  The insurance guarantees the timely payment of principal at maturity and interest on such securities.  These insured  municipal securities are either covered by an insurance policy  applicable to a particular security,  whether  obtained  by the issuer of the  security or by a third party
("Issuer-Obtained Insurance"), or insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund (the "Policies").

The Fund will  require  or  obtain  municipal  bond  insurance  when  purchasing municipal securities that would not otherwise meet the Fund's quality standards.
The Fund may also require or obtain  municipal bond insurance when purchasing or holding specific municipal securities when, in the opinion of the Advisor,  such insurance would benefit the Fund, for example,  through improvement of portfolio quality or increased  liquidity of certain  securities.  The Advisor anticipates that the Fund may have investments in insured municipal securities.

Issuer-Obtained  Insurance  Policies are non-cancelable and continue in force as long as the municipal  securities are outstanding and their respective  insurers remain in  business.  If a  municipal  security  is covered  by  Issuer-Obtained
Insurance,  then such security need not be insured by the Policies  purchased by the Fund.

The Fund may purchase two types of Policies  issued by municipal  bond insurers.
One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio.  In the event that a municipal  security covered  by such a Policy is sold from the Fund,  the  insurer  of the  relevant
Policy will be liable only for those  payments of interest and  principal  which are then due and  owing at the time of sale.  The other  type of  Policy  covers municipal  securities  not only while they remain in the Fund's  portfolio,  but also  until  their  final  maturity  even if they  are  sold  out of the  Fund's portfolio.  This  allows the  securities  to have  coverage  that  benefits  all subsequent holders of those municipal securities. The Fund will obtain insurance covering municipal  securities until final maturity even after they are sold out of the Fund's  portfolio only if, in the judgment of the Advisor or sub-advisor, the Fund would  receive  net  proceeds  from the sale of those  securities.  Net proceeds are calculated after deducting the cost of the permanent  insurance and related fees. Also, the proceeds  received must be  significantly  more than the proceeds  the Fund would have  received if the  municipal  securities  were sold without  insurance.  Payments  received from  municipal bond insurers may not be tax-exempt income to shareholders of the Fund.

The Fund pays the premiums for the Policies  and, as a result,  the yield on the
Fund's  portfolio  is reduced.  Premiums  for the  Policies are paid by the Fund monthly, and are adjusted for purchases and sales of municipal securities during the month.  Depending upon the characteristics of the municipal security held by the Fund, the annual premiums for the Policies are estimated to range from 0.10%
to 0.25% of the value of the  municipal  securities  covered under the Policies, with an average annual premium rate of approximately 0.175%.

The Fund may purchase  Policies from Municipal Bond  Investors  Assurance  Corp.
("MBIA"),  AMBAC Indemnity Corporation  ("AMBAC"),  Financial Guaranty Insurance
Company ( "Financial  Guaranty"),  Financial  Security  Assurance ("FSA") or any
other  municipal bond insurer that is rated in the highest rating category by an
NRSRO. Under each Policy, the insurer is obligated to provide insurance payments pursuant to valid  claims.  The claims must be equal to the payment of principal and interest on those municipal securities the Policy insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in a Policy. In the event  interest or  principal on an insured  municipal  security is not paid when due, the insurer  covering the security will be obligated  under its Policy to make such  payment  not later than 30 days after it has been  notified by the
Fund that such  non-payment has occurred.  The insurance  feature is intended to reduce  financial  risk, but the cost of the insurance and  compliance  with the investment  restrictions  imposed by the  guidelines in the Policies will reduce the yield to shareholders of the Fund.

MBIA,  AMBAC,  Financial  Guaranty  and FSA will not have the right to  withdraw coverage on  securities  insured by their  Policies  so long as such  securities remain in the Fund's portfolio. Also neither, MBIA, AMBAC, Financial Guaranty or
FSA may cancel their Policies for any reason except failure to pay premiums when due. MBIA, AMBAC,  Financial Guaranty and FSA will reserve the right at any time upon 90 days'  written  notice to the Fund to refuse  to insure  any  additional municipal  securities  purchased  by the Fund after the  effective  date of such notice.  The Trustees will reserve the right to terminate any of the Policies if they  determine  that the benefits to the Fund of having its  portfolio  insured under such Policy are not justified by the expense involved.  Additionally,  the
Board of Trustees  reserves  the right to enter into  contracts  with  insurance carriers other than MBIA, AMBAC,  Financial Guaranty or FSA if such carriers are rated in the highest rating category by an NRSRO.

Under the Policies,  municipal  bond insurers  unconditionally  guarantee to the
Fund the timely  payment of  principal  and  interest on the  insured  municipal securities  when  and  as  such  payments  become  due.  In  the  event  of  any acceleration of the due date of the principal,  the guaranteed  payments will be made in such amounts and at such times as payments of principal  would have been due had there  been no  acceleration.  Reasons  for  possible  acceleration  are mandatory or optional redemption (other than acceleration by reason of mandatory sinking Fund payments),  default or otherwise.  The municipal bond insurers will be responsible for such payments less any amounts  received by the Fund from any trustee for the municipal bond holders or from any other source. The Policies do not guarantee  payment on an  accelerated  basis,  the payment of any redemption premium, the value for the shares of the Fund or payments of any tender purchase price upon the tender of the  municipal  securities.  The  Policies  also do not insure  against  nonpayment  of  principal  of or  interest  on  the  securities resulting  from the  insolvency,  negligence or any other act or omission of the trustee or other  paying  agent for the  securities.  However,  with  respect to small-issue industrial development municipal bonds and pollution-control revenue municipal bonds covered by the Policies,  the municipal bond insurers  guarantee the full and complete payments required to be made by or on behalf of an issuer.
The  insurers  do this if there  are any  changes  in the  tax-exempt  status of interest on such municipal securities,  including principal, interest or premium payments required to be made by or on behalf of the issuer pursuant to the terms of the municipal securities.  A "when-issued" municipal security will be covered under  the  Policies  upon the  settlement  date of the  original  issue of such
"when-issued"  municipal  security.  In determining  whether to insure municipal securities  held by the Fund,  each  municipal  bond  insurer will apply its own standard,  which  corresponds  generally to the standards it has established for determining the insurability of new issues of municipal securities.

Each of the municipal bond insurance companies has established reserves to cover estimated losses on defaulted  municipal bonds.  However, a higher than expected default  rate on  municipal  bonds that a company  insures  could  deplete  loss reserves  and  adversely  affect the ability of a municipal  bond insurer to pay claims to holders of  insured  municipal  bonds,  such as the  Tax-Exempt  Fixed
Income Fund.

Zero-Coupon, Delayed Interest and Capital Appreciation Securities

Each of the Fixed  Income  Funds may invest in  zero-coupon,  delayed  interest, pay-in-kind ("PIK") and capital  appreciation  securities,  which are securities that make no periodic  interest  payments,  but are sold at a deep discount from their  face  value.  The buyer  recognizes  a rate of return  determined  by the gradual  appreciation  of the  security,  which is  redeemed  at face value on a specified  maturity  date. The discount  varies  depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties  of the issuer,  typically  decreases  as the final  maturity  date approaches.  If the issuer defaults,  the Fund may not receive any return on its investment.  Because such securities bear no interest and compound  semiannually at the  rate  fixed at the  time of  issuance,  their  value  generally  is more volatile than the value of other fixed-income securities. Since such bondholders do not receive interest payments, when interest rates rise, zero-coupon, delayed interest and capital  appreciation  securities  fall more  dramatically in value than bonds  paying  interest  on a current  basis.  When  interest  rates  fall, zero-coupon,  delayed  interest and capital  appreciation  securities  rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon,  delayed interest and capital appreciation  securities may cause the Fund to recognize income and make  distributions  to shareholders  before it receives  any cash  payments  on its  investment.  To  generate  cash to satisfy distribution  requirements,  the Fund may have to sell portfolio securities that it  otherwise  would  have  continued  to hold or to use cash  flows  from other sources such as the sale of Fund shares.

PIK  securities  may be debt  obligations  or preferred  shares that provide the issuer with the option of paying  interest or dividends on such  obligations  in cash or in the form of  additional  securities  rather  than  cash.  Similar  to zero-coupon bonds and delayed interest  securities,  PIK securities are designed to give an issuer  flexibility in managing cash flow.  PIK  securities  that are debt  securities can be either senior or  subordinated  debt and generally trade flat  (i.e.,  without  interest).  The  trading  price  of PIK  debt  securities generally  reflects  the  market  value of the  underlying  debt  plus an amount representing accrued interest since the last interest payment.

Derivatives

Although each Fund, other than the  International  Equity Fund and the Core Plus
Fixed  Income  Fund,   currently  has  no  intention  to  invest  in  derivative
securities,  each Fund may do so.  Derivative  securities  include  call and put options,  futures,  and forward  contracts and may be used by a Fund for hedging purposes  as well as direct  investment.  For  example,  each Fund may invest in stock  index  futures  to hedge the value of its  portfolio  against  changes in market conditions.

Options

The Funds may purchase and write call or put options on  securities  and indices and enter into  related  closing  transactions,  but will only  engage in option strategies for non-speculative purposes.

All of the Funds may invest in  options  that are  listed on U.S.  exchanges  or traded over-the-counter. In addition, the International Equity Fund and the Core
Plus  Fixed  Income  Fund may invest in  options  that are listed on  recognized foreign exchanges.  Certain  over-the-counter  options may be illiquid. Thus, it may not be  possible  to close  options  positions  and this may have an adverse impact on a Fund's ability to effectively hedge its securities. Over-the-counter options are generally considered illiquid by the SEC.  Accordingly,  a Fund will only  invest in such  options  to the  extent  consistent  with its 15% limit on investments in illiquid securities.

Call  Options.  A purchaser  (holder)  of a call  option  pays a  non-refundable premium to the seller  (writer) of a call option to obtain the right to purchase a specified  amount of a security at a fixed price (the exercise price) during a specified period (exercise  period).  Conversely,  the seller (writer) of a call option,  upon payment by the holder of the premium,  has the  obligation to sell the security to the holder of the call option at the  exercise  price during the exercise period. The Funds may both purchase and write call options.

The premium  that a Fund pays when  purchasing  a call  option or receives  when writing a call option will reflect,  among other things, the market price of the security,  the  relationship  of the  exercise  price to the market price of the security,  the  relationship  of the  exercise  price to the  volatility  of the security,  the length of the option  period and supply and demand  factors.  The premium is the market value of an option.

Purchasing Call Options. As a holder of a call option, a Fund has the right, but not the  obligation,  to purchase a security at the  exercise  price  during the exercise period. Instead of exercising the option and purchasing the security, a
Fund may  choose to allow the  option  to  expire or enter  into a closing  sale transaction with respect to the option. A closing sale transaction  gives a Fund the  opportunity  to cancel out its  position in a previously  purchased  option through the offsetting  sale during the exercise  period of an option having the same features. The Fund will realize a profit from a closing sale transaction if the cost of the  transaction  is more than the premium it paid to  purchase  the option.  The Fund will realize a loss from the closing sale  transaction  if the cost of the  transaction  is less then the premium  paid by the Fund. A Fund may purchase call options on securities that it intends to buy in order to limit the risk of a  substantial  change in the market price of the  security.  A Fund may also purchase  call options on securities  held in its portfolio and on which it has written call options.

Although a Fund will generally  purchase only those call options for which there appears to be an active  secondary  market,  there is no assurance that a liquid secondary market on an exchange will exist for any particular  option, or at any particular  time,  and for some options no  secondary  market on an exchange may exist. In such event,  it may not be possible to effect closing  transactions in particular  options,  with the result  that a Fund would  have to  exercise  its options in order to realize  any profit and would  incur  brokerage  commissions upon the exercise of such  options and upon the  subsequent  disposition  of the underlying  securities  acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently,  a call option purchased by a Fund may expire without any value to the Fund, in which event the
Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

Writing Call Options.  As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period.

Generally,  a Fund will only write  "covered  call  options."  A call  option is
"covered"  when the Fund either holds the  security  subject to the option or an option to purchase the same security at an exercise  price equal to or less than the exercise price of the covered call option.

The Fund may on occasion write a call option that is not "covered"  according to the  description  provided  above,  however,  the Fund will maintain  sufficient collateral  in a segregated  account to avoid such options  violating  the SEC's
prohibition  on  issuing  senior   securities.   In  order  to  meet  the  SEC's
requirements, the Fund must maintain in a segregated account with its custodian, cash, U.S. government securities,  other liquid high-grade debt obligations,  or other  suitable  collateral  permitted  by the SEC  having a value  equal to the fluctuating market value of the securities subject to the options.

As the writer of a call option, in return for the premium, the Fund gives up the opportunity to realize a profit from a price increase in the underlying security above the  exercise  price and  retains the risk of loss should the price of the security decline. If a call option written by a Fund is not exercised,  the Fund will  realize a gain in the  amount  of the  premium.  However,  any gain may be offset by a decline  in the market  value of the  security  during the  exercise period.  If the option is exercised,  the Fund will  experience a profit or loss from the sale of the underlying security. The Fund may have no control over when the  underlying  securities  must be sold  because  the Fund may be  assigned an exercise notice at any time during the exercise period.

A Fund may choose to terminate its  obligation as the writer of a call option by entering into a "closing purchase  transaction." A closing purchase  transaction allows a Fund to terminate its  obligation to sell a security  subject to a call option by allowing  the Fund to cancel its position  under a previously  written call option  through an  offsetting  purchase  during the exercise  period of an option  having  the same  features.  A Fund may not  effect a  closing  purchase transaction  once it has received  notice that the option will be exercised.  In addition,  there  is no  guarantee  that the Fund  will be able to  engage  in a closing purchase transaction at a time or price desirable to the Fund. Effecting a closing purchase  transaction on a call option permits a Fund to write another call option on the underlying security with a different exercise price, exercise date or both. If a Fund wants to sell a portfolio  security that is subject to a call option,  it will effect a closing purchase  transaction  prior to or at the same time as the sale of the security.

A Fund will realize a profit from a closing purchase  transaction if the cost of the  transaction  is less than the  premium  received  from  writing the option.
Conversely, a Fund will experience a loss from a closing purchase transaction if the cost of the  transaction is more than the premium  received from writing the option.  Because  increases in the market price of a call option will  generally reflect  increases  in the market  price of the  underlying  security,  any loss resulting  from the closing  purchase  transaction  of a written  call option is likely  to be  offset  in whole  or in part by  appreciation  of the  underlying security owned by the Fund.

Put Options. A purchaser (holder) of a put option pays a non-refundable  premium to the seller  (writer)  of a put option to obtain the right to sell a specified amount of a security at a fixed price (the  exercise  price)  during a specified period (exercise period).  Conversely, the seller (writer) of a put option, upon payment by the holder of the  premium,  has the  obligation  to buy the security from the  holder of the put option at the  exercise  price  during the  exercise period. The Funds may both purchase and write put options.

Purchasing Put Options.  As a holder of a put option,  a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period.  Instead of exercising  the option and selling the security,  a Fund may choose to allow the  option to expire or enter into a closing  sale  transaction with  respect  to the  option.  A  closing  sale  transaction  gives a Fund  the opportunity to cancel out its position in a previously  purchased option through the  offsetting  sale during the  exercise  period of an option  having the same features.

A Fund may  purchase  put  options  on it  portfolio  securities  for  defensive purposes  ("protective  puts").  A Fund  may  purchase  a  protective  put for a security it holds in its portfolio to protect against a possible  decline in the value of the  security  subject to the put  option.  A Fund may also  purchase a protective  put for a  security  in its  portfolio  to  protect  the  unrealized appreciation of the security without having to sell the security.  By purchasing a put option,  a Fund is able to sell the security  subject to the put option at the  exercise  price  during  the  exercise  period  even  if the  security  has significantly declined in value.

A Fund may also purchase put options for securities it is not currently  holding in its  portfolio.  A Fund would purchase a put option on a security it does not own in order to  benefit  from a decline  in the  market  price of the  security during the exercise  period.  A Fund will only make a profit by exercising a put option if the market  price of the  security  subject to the put option plus the premium and the transaction  costs paid by the Fund together total less than the exercise price of the put option.

Writing Put Options. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

A Fund will only write put  options on a covered  basis.  For a put option to be considered  covered,  the Fund must either (1) maintain  cash,  U.S.  government securities,  other liquid high-grade debt  obligations,  or other suitable cover permitted by the SEC having a value of not less than the  exercise  price of the option;  or (2) own an option to sell the  security  subject to the put  option, which has an exercise  price during the entire option period equal to or greater than the  exercise  price of the  covered  put  option.  The rules of a clearing corporation  may  require  that  such  assets be  deposited  in escrow to ensure payment of the exercise price.

If a put option written by a Fund is not exercised, the Fund will realize a gain in the  amount of the  premium.  If the put option is  exercised,  the Fund must fulfill the  obligation  to purchase  the  underlying  security at the  exercise price, which will usually exceed the market value of the underlying  security at that time. The Fund may have no control over when the underlying securities must be  purchased  because the Fund may be  assigned an exercise  notice at any time during the exercise period.

A Fund may choose to terminate  its  obligation as the writer of a put option by entering into a "closing purchase  transaction." A closing purchase  transaction allows a Fund to terminate its  obligation  to purchase a security  subject to a put  option by  allowing  the Fund to cancel  its  position  under a  previously written put option through an offsetting  purchase during the exercise period of an option  having the same  features.  A Fund may not effect a closing  purchase transaction  once it has received  notice that the option will be exercised.  In addition,  there is no guarantee that a Fund will be able to engage in a closing purchase  transaction  at a time or price  desirable  to the Fund.  Effecting  a closing  purchase  transaction on a put option permits the Fund to write another put option.

A Fund will realize a profit from a closing purchase  transaction if the cost of the  transaction  is less than the  premium  received  from  writing the option.
Conversely, a Fund will experience a loss from a closing purchase transaction if the cost of the  transaction is more than the premium  received from writing the option.

A Fund may write put  options  in  situations  when the  Advisor  or the  Fund's sub-advisor  wants to buy the underlying  security for the Fund's portfolio at a price  lower than the  current  market  price of the  security.  To effect  this strategy,  the Fund would write a put option at an exercise price that,  reduced by the  premium  received on the  option,  reflects  the lower price the Fund is willing to pay. Since the Fund may also receive  interest on debt  securities or currencies  maintained to cover the exercise price of the option, this technique could be used to enhance  current return during  periods of market  uncertainty.
The risk of this  strategy is that the market price of the  underlying  security would decline below the exercise price less the premiums received.

Over-The-Counter  ("OTC")  Options.  The Funds may  write  covered  put and call options  and buy put and call  options  that trade in the OTC market to the same extent that it may engage in exchange  traded  options.  OTC options differ from exchange-traded  options in certain material respects.  OTC options are arranged directly with dealers and not with a clearing corporation. Thus, there is a risk of  non-performance  by the dealer.  Because  there is no  exchange,  pricing is typically  done  based on  information  from  market  makers.  OTC  options  are available for a greater variety of securities and in a wider range of expiration dates and exercise prices,  however, than exchange traded options and the writer of an OTC option is paid the premium in advance by the  dealer.  There can be no assurance  that  a  continuous  liquid  secondary  market  will  exist  for  any particular  OTC option at any  specific  time. A Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing  sale  transaction  with the dealer  that issued it. A Fund may suffer a loss if it is not able to exercise or sell its position on a timely basis.  When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase  transaction with the dealer with  which the Fund  originally  wrote the  option.  The Funds  understand  the current  position of the staff of the SEC to be that  purchased  OTC options are illiquid  securities and that the assets used to cover the sale of an OTC option are considered  illiquid.  The Fund will treat OTC options and "cover" assets as illiquid  securities for the purposes of the Funds' limitation on investments in illiquid securities.

Options on Stock  Indices.  The Funds may also buy call and put options on stock indices  in order to hedge  against  the risk of market or  industry-wide  stock price fluctuations. Call and put options on stock indices are similar to options on  securities  except  that,  rather  than the right to buy or sell  stock at a specified price,  options on a stock index give the holder the right to receive, upon  exercise  of the  option,  an amount of cash if the  closing  level of the underlying  stock  index is  greater  (or  less,  in the case of puts)  than the exercise  price of the option.  This  amount of cash is equal to the  difference between  the  closing  price of the index and the  exercise  price of the option expressed  in dollars  multiplied  by a specified  number.  Thus,  unlike  stock options,  all  settlements  are in cash,  and gain or loss  depends on the price movements  of the  underlying  index  rather  than  the  price  movements  of an individual  stock.  When a Fund writes an option on a stock index, the Fund will establish a segregated  account  containing  cash, U.S.  government  securities, other high grade debt  obligations or other suitable  collateral  stock with its custodian bank in an amount at least equal to the market value of the underlying stock index.  The Fund will  maintain the account while the option is open or it will otherwise cover the transaction.

Risks of Options.  A Fund's ability to hedge effectively all or a portion of its securities through  transactions in options on securities and securities indices depends on the degree to which  price  movements  in the  underlying  indices or securities  correlate with price movements in the relevant portion of the Fund's portfolio.  Because such  securities  will not duplicate  the  components of any
index  or  underlying   securities,   the  correlation   will  not  be  perfect.
Consequently,  a Fund  bears the risk that the  prices of the  securities  being hedged will not move in the same amount as the  hedging  instrument.  It is also possible  that there may be a negative  correlation  between  the index or other securities  underlying the hedging instrument and the hedged  securities,  which would  result  in a loss on both  the  securities  and the  hedging  instrument.
Accordingly,  successful  use by a Fund of options on securities  and securities indices will be subject to the Advisor or the sub-advisor's ability to correctly predict  movements in the direction of the securities  markets generally or of a
particular   segment.   This  requires  different  skills  and  techniques  than
predicting changes in the price of individual stocks.

Positions  in stock index  options and options on  securities  may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid  secondary  market  will  exist for any  particular  option at any specific  time.  Thus,  it may not be  possible  to close  such an  option.  The inability  to close an option  position  could also have an adverse  impact on a
Fund's ability to effectively hedge its securities.

Special Risks of Options on Indices.  The Funds' purchases of options on indices will subject them to the risks described below.

Because the value of an index option  depends upon movements in the level of the index  rather  than the  price of a  particular  security,  whether  a Fund will realize  gain or loss on the  purchase  of an  option on an index  depends  upon movements  in the level of prices in the market  generally  or in an industry or market  segment  rather than  movements in the price of a  particular  security.
Accordingly,  successful  use by a Fund of  options on indices is subject to the
Advisor's  or  sub-advisor's  ability  to predict  correctly  the  direction  of movements in the market  generally or in a particular  industry.  This  requires different  skills  and  techniques  than  predicting  changes  in the  prices of individual securities.

Index prices may be distorted if trading of a  substantial  number of securities included  in the index is  interrupted  causing  the  trading of options on that index to be  halted.  If a trading  halt  occurred,  a Fund would not be able to close out options  which it had  purchased  and the Fund may incur losses if the underlying  index moved  adversely  before  trading  resumed.  If a trading halt occurred  and  restrictions  prohibiting  the  exercise of options  were imposed through  the close of trading on the last day before  expiration,  exercises  on that day would be  settled  on the basis of a closing  index  value that may not reflect  current price  information  for  securities  representing a substantial portion of the value of the index.

If a Fund holds an index option and exercises it before final  determination  of the  closing  index  value for that day,  it runs the risk that the level of the underlying  index  may  change  before  closing.  If such a  change  causes  the exercised  option to fall  "out-of-the-money,"  the Fund will be required to pay the  difference  between the closing  index value and the exercise  price of the option (times the applicable multiplier) to the assigned writer. Although a Fund may be able to minimize this risk by  withholding  exercise  instructions  until just before the daily  cutoff  time or by selling  rather  than  exercising  the option  when the  index  level is close  to the  exercise  price,  it may not be possible to  eliminate  this risk  entirely  because the cutoff  times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Futures Contracts. Each Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against  changes in market  conditions.  A stock  index  futures  contract is an agreement  between  two  parties to take or make  delivery  of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the  close of the last  trading  day of the  contract  and the price at which the futures contract is originally  struck. A stock index futures contract does not involve the physical  delivery of the  underlying  stocks in the index.
Although stock index futures contracts call for the actual taking or delivery of cash,  in most  cases a Fund  expects  to  liquidate  its  stock  index  futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

A Fund will incur brokerage fees when it purchases and sells stock index futures contracts,  and at the  time a Fund  purchases  or sells a stock  index  futures contract,  it must make a good  faith  deposit  known as the  "initial  margin."
Thereafter,  a Fund may need to make  subsequent  deposits,  known as "variation margin," to reflect  changes in the level of the stock index.  Each Fund may buy or sell a stock  index  futures  contract  so long as the sum of the  amount  of margin  deposits  on open  positions  with  respect to all stock  index  futures contracts does not exceed 5% of a Fund's net assets.

To the  extent  a Fund  enters  into a stock  index  futures  contract,  it will maintain  with its  custodian  bank (to the extent  required by the rules of the
SEC) assets in a segregated  account to cover its  obligations.  Such assets may consist of cash,  cash  equivalents,  or high quality debt  securities  from its portfolio in an amount equal to the difference  between the  fluctuating  market value of such  futures  contract  and the  aggregate  value of the  initial  and variation margin payments.

The Core Plus Fixed Income Fund may also purchase or sell other types of futures contracts,  including  those based on  particular  interest  rates,  securities, foreign  currencies,  securities  indices and other  financial  instruments  and indices.  The Core Plus Fixed  Income Fund may also  purchase and write call and put options on such futures contracts, in order to seek to increase total return or to hedge against changes in interest rates,  securities  prices,  or currency exchange  rates,  or, to the extent  permitted by its  investment  policies,  to otherwise manage its portfolio of investments.

Risks  Associated  With Futures.  Although stock index futures  contracts may be useful in hedging against  adverse  changes in the value of a Fund's  investment securities,  they are  derivative  instruments  that are  subject to a number of risks.  During  certain  market  conditions,  purchases and sales of stock index futures  contracts may not completely offset a decline or rise in the value of a
Fund's  investments.  In the futures  markets,  it may not always be possible to execute  a buy or sell  order at the  desired  price,  or to  close  out an open position due to market  conditions,  limits on open positions and/or daily price fluctuations.  Changes in the market value of a Fund's investment securities may differ  substantially from the changes anticipated by a Fund when it established its hedged positions,  and  unanticipated  price movements in a futures contract may result in a loss  substantially  greater than such Fund's initial investment in such a contract.

Successful use of futures  contracts depends upon the Advisor's or sub-advisor's ability to correctly predict movements in the securities markets generally or of a particular  segment of a securities market. No assurance can be given that the
Advisor's or sub-advisor's judgment in this respect will be correct.

The CFTC and the  various  exchanges  have  established  limits,  referred to as
"speculative  position  limits," on the  maximum net long or net short  position that any person may hold or control in a particular  futures  contract.  Trading limits are  imposed on the  number of  contracts  that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose  sanctions or restrictions.
These trading and positions  limits will not have an adverse  impact on a Fund's strategies for hedging its securities.

Futures purchased or sold by the International Equity Fund (and related options)
will normally be traded in foreign securities.  Participation in foreign futures and foreign options  transactions  involves the execution and clearing of trades on or subject to the rules of a foreign  board of trade.  Neither  the  National
Futures  Association  nor any  domestic  exchange  regulates  activities  of any foreign  boards of trade,  including  the  execution,  delivery  and clearing of transactions,  or has the power to compel  enforcement of the rules of a foreign board of trade or any applicable  foreign law. This is true even if the exchange is formally  linked to a domestic  market so that a position taken on the market may be liquidated by a transaction  on another  market.  Moreover,  such laws or regulations  will vary  depending  on the  foreign  country in which the foreign futures or foreign options transaction occurs.

For these  reasons,  customers  who trade  foreign  futures of  foreign  options contracts may not be afforded certain of the protective measures provided by the
Commodity  Exchange Act, the Commodity  Futures  Trading  Commission's  ("CFTC")
regulations and the rules of the National  Futures  Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration  proceedings  provided by the National  Futures  Association  or any domestic  futures  exchange.  In  particular,  the  International  Equity Fund's investments  in  foreign  futures  or foreign  options  transactions  may not be provided  the same  protections  in respect  of  transactions  on United  States futures  exchanges.  In  addition,  the price of any foreign  futures or foreign options  contract and,  therefore  the potential  profit and loss thereon may be affected by any variance in the foreign  exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Other Investment Companies

Each Fund currently  intends to limit its  investments  in securities  issued by other investment  companies so that, as determined  immediately after a purchase of such  securities is made: (i) not more than 5% of the value of a Fund's total assets will be invested in the  securities of any one investment  company;  (ii)
not more than 10% of the  value of its  total  assets  will be  invested  in the aggregate in securities of investment  companies as a group;  and (iii) not more than 3% of the  outstanding  voting stock of any one investment  company will be owned by a Fund as a whole.

In addition, each of the Funds may invest from time to time in securities issued by other  investment  companies  that invest in  high-quality,  short-term  debt securities.  Securities of other investment companies will be acquired by a Fund within  the  limits  prescribed  by the 1940 Act.  As a  shareholder  of another investment  company, a Fund would bear, along with other  shareholders,  its pro rata portion of the other  investment  company's  expenses,  including  advisory fees,  and such fees and other  expenses  will be borne  indirectly  by a Fund's shareholders.  These  expenses  would be in addition to the  advisory  and other expenses that a Fund bears directly in connection with its own operations.

When-Issued Purchases, Delayed Delivery and Forward Commitments

Each Fund may purchase or sell  particular  securities with payment and delivery taking place at a later date. The price or yield  obtained in a transaction  may be less  favorable  than the price or yield  available  in the  market  when the securities  delivery takes place. A Fund's forward  commitments  and when-issued purchases are not expected to exceed 25% of the value of its total assets absent unusual  market  conditions.  When any Fund agrees to purchase  securities  on a when-issued  or delayed  delivery  basis or enter into a forward  commitment  to purchase securities, its custodian will set aside cash or liquid high grade debt securities  equal to the  amount  of the  commitment  in a  segregated  account.
Normally,  the  custodian  will set  aside  portfolio  securities  to  satisfy a purchase commitment,  and in such a case a Fund may be required  subsequently to place  additional  assets in the segregated  account in order to ensure that the value of the account remains equal to the amount of the Fund's  commitments.  It may be expected that the market value of a Fund's net assets will fluctuate to a greater  degree when it sets aside  portfolio  securities to cover such purchase commitments than when it sets aside cash.

Because a Fund will set aside  cash or liquid  assets to  satisfy  its  purchase commitments in the manner  described,  a Fund's  liquidity and ability to manage its portfolio might be affected in the event its commitments exceeded 25% of the value of its  assets.  In the case of a  forward  commitment  to sell  portfolio securities,  a Fund's custodian will hold the portfolio securities themselves in a segregated  account  while the  commitment  is  outstanding.  When-issued  and forward  commitment  transactions  involve  the  risk  that  the  price or yield obtained in a  transaction  (and  therefore the value of a security) may be less favorable  then the  price or yield  (and  therefore  the  value of a  security)
available in the market when the delivery of the securities takes place.

A Fund will make commitments to purchase securities on a when-issued basis or to purchase  or sell  securities  on a  forward  commitment  basis  only  with  the intention of completing the transaction  and actually  purchasing or selling the securities.  If deemed advisable as a matter of investment strategy,  however, a
Fund may dispose of or  renegotiate a commitment  after it is entered into,  and may sell  securities it has committed to purchase  before those  securities  are delivered to a Fund on the settlement  date. In these cases a Fund may realize a capital gain or loss.

When a Fund engages in  when-issued,  delayed  delivery  and forward  commitment transactions,  it relies on the other party to consummate the trade.  Failure of such  party  to do so may  result  in a Fund  incurring  a loss  or  missing  an opportunity to obtain a price considered advantageous.

The market  value of the  securities  underlying  a  when-issued  purchase  or a forward commitment to purchase  securities,  and any subsequent  fluctuations in their market value,  are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement  date.  When a Fund makes a forward commitment  to sell  securities  it  owns,  the  proceeds  to be  received  upon settlement are included in such Fund's assets.  Fluctuations in the market value of the underlying  securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

Short Sales

Although not currently  part of any of the Fund's  investment  strategies,  each
Fund has the ability to make short sales.  Short sales are transactions  where a
Fund sells securities it does not own in anticipation of a decline in the market value of the  securities.  A Fund must borrow the  security to deliver it to the buyer. A Fund is then  obligated to replace the security  borrowed at the market price at the time of  replacement.  Until the  security is  replaced,  a Fund is required  to pay the  lender  any  dividends  or  interest  which  accrue on the security  during the loan  period.  To borrow the  security,  a Fund also may be required to pay a premium,  which would  increase the cost of the security sold.
To the extent  necessary  to meet  margin  requirements,  the broker will retain proceeds of the short sale until the short  position is closed out.  The Advisor anticipates  that the  frequency  of short sales will vary  substantially  under different  market  conditions and each Fund does not intend that any significant amount of its assets, as a matter of practice, will be in short sales, if any.

In addition to the short sales discussed  above,  each Fund also has the ability to make short sales "against the box," a transaction in which a Fund enters into a short sale of a security  owned by such Fund.  A broker  holds the proceeds of the short sale until the  settlement  date,  at which time a Fund  delivers  the security to close the short position.  A Fund receives the net proceeds from the short sale.

Real Estate Investment Trusts (REITs)

The Real Estate  Securities  Fund and the Large Cap Value Fund may invest  their assets in real estate investment  trusts ("REITs").  REITs pool investors' funds for investment  primarily in income producing real estate or real estate related loans  or  interests.  A  REIT  is  not  taxed  on  income  distributed  to  its shareholders or unitholders if it complies with regulatory requirements relating to its  organization,  ownership,  assets  and  income,  and  with a  regulatory requirement  that it distribute to its  shareholders or unitholders at least 95%
of its taxable income for each taxable year. Generally,  REITs can be classified as Equity  REITs,  Mortgage  REITs or Hybrid  REITs.  Equity  REITs  invest  the majority of their  assets  directly in real  property  and derive  their  income primarily  from rents and  capital  gains  from  appreciation  realized  through property sales. Equity REITs are further  categorized  according to the types of real estate  securities they own, e.g.,  apartment  properties,  retail shopping centers,  office and  industrial  properties,  hotels,  health-care  facilities, manufactured  housing  and  mixed-property  types.  Mortgage  REITs  invest  the majority  of their  assets in real  estate  mortgages  and derive  their  income primarily from interest  payments.  Hybrid REITs combine the  characteristics of both Equity REITs and Mortgage REITs.

A shareholder of a Fund, by investing in REITs indirectly through the Fund, will bear not only his  proportionate  share of the  expenses of the Fund,  but also, indirectly,  the  management  expenses  of the  underlying  REITs.  REITs may be affected by changes in the value of their underlying  properties and by defaults by  borrowers or tenants.  Mortgage  REITs may be affected by the quality of the credit  extended.  Furthermore,  REITs are dependent on  specialized  management skills. Some REITs may have limited  diversification and may be subject to risks inherent  in  investments  in a  limited  number  of  properties,  in  a  narrow geographic  area, or in a single property type.  REITs depend generally on their ability  to  generate  cash  flow  to  make  distributions  to  shareholders  or
unitholders,   and  may  be   subject   to   defaults   by   borrowers   and  to
self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free  pass-through of income, or the REITs failure to maintain exemption from registration under the 1940 Act.

Mortgage-Backed Securities

The Core  Plus  Fixed  Income  Fund  may  purchase  mortgage-backed  securities.
Mortgage-backed  securities are interests in pools of mortgage loans,  including mortgage  loans  made  by  savings  and  loan  institutions,  mortgage  bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various  governmental,  government-related  and private organizations  as further  described  below. The Core Plus Fixed Income Fund may also purchase debt securities  which are secured with  collateral  consisting of mortgage-backed securities  ("Collateralized Mortgage Obligations") and in other types of mortgage-related  securities.  Mortgage-backed securities may be issued or guaranteed  by U.S.  government  entities,  such as the  Government  National
Mortgage Association ("GNMA") or by private lenders.

The timely  payment of  principal  and  interest on  mortgage-backed  securities issued or guaranteed by the GNMA is backed by GNMA and the full faith and credit of the U.S.  government.  These guarantees,  however, do not apply to the market value of fund shares. Also,  securities issued by GNMA and other mortgage-backed securities  may be  purchased  at a  premium  over  the  maturity  value  of the underlying  mortgages.  This  premium  is not  guaranteed  and  would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. government agencies
or   instrumentalities   other  than  GNMA  are  not  "full  faith  and  credit"
obligations.  Certain obligations, such as those issued by the Federal Home Loan
Bank are supported by the issuer's right to borrow from the U.S. Treasury, while others  such as those  issued  by  Fannie  Mae,  formerly  known as the  Federal
National Mortgage Association ("FNMA"),  are supported only by the credit of the issuer.  Unscheduled or early  payments on the underlying  mortgages may shorten the securities'  effective  maturities and reduce  returns.  A fund may agree to purchase or sell these  securities  with payment and delivery  taking place at a future date. A decline in interest  rates may lead to a faster rate of repayment of the  underlying  mortgages and expose the fund to a lower rate of return upon reinvestment.  To the extent that such mortgage-backed  securities are held by a fund,  the  prepayment  right of mortgagors  may limit the increase in net asset value of the fund because the value of the  mortgage-backed  securities  held by the fund  may not  appreciate  as  rapidly  as the  price  of  noncallable  debt securities.

Interests in pools of mortgage-backed securities differ from other forms of debt securities,  which  normally  provide for periodic  payment of interest in fixed amounts with principal  payments at maturity or specified  call dates.  Instead, these  securities  provide a monthly payment which consists of both interest and principal  payments.  In effect,  these  payments  are a  "pass-through"  of the monthly  payments made by the individual  borrowers on their mortgage loans, net of any fees  paid to the  issuer or  guarantor  of such  securities.  Additional payments are caused by  repayments of principal  resulting  from the sale of the underlying property,  refinancing or foreclosure, net of fees or costs which may be incurred.  Some mortgage-backed  securities (such as securities issued by the
GNMA) are described as "modified  pass-through."  These  securities  entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled  payments  dates  regardless of whether or not the mortgagor actually makes the payment.

Commercial  banks,  savings and loan  institutions,  private mortgage  insurance companies,  mortgage  bankers and other  secondary  market  issuers  also create pass-through  pools  of  conventional  mortgage  loans.  Such  issuers  may,  in addition,  be the originators and/or servicers of the underlying  mortgage loans as well as the guarantors of the mortgage-related  securities.  Pools created by such  non-governmental  issuers  generally  offer a higher rate of interest than government and government-related  pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and  principal of these pools may be supported by various  forms of insurance or guarantees,  including  individual  loan,  title,  pool and hazard insurance and letters of credit. The insurance guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof are generally  considered in determining whether a mortgage-related security meets a fund's investment quality standards.
There can be no assurance that the private insurers or guarantors can meet their obligations  under the insurance  policies or guarantee or  guarantees,  even if
through  an   examination   of  the  loan   experience   and  practices  of  the
originators/servicers  and poolers,  the investment  adviser determines that the securities  meet the  fund's  quality  standards.  Although  the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment
Conduits  ("REMICs").  A CMO is a debt  security on which  interest  and prepaid principal are paid, in most cases, semi-annually.  CMOs may be collateralized by whole  mortgage  loans but are more  typically  collateralized  by portfolios of mortgage  pass-through  securities  guaranteed  by GNMA,  the Federal  Home Loan
Mortgage Company, or FNMA and their income streams.  Privately-issued  CMOs tend to be more sensitive to interest rates than Government-issued CMOs.

CMOs are  structured  into  multiple  classes,  each bearing a different  stated
maturity.  Actual  maturity  and average  life will  depend upon the  prepayment experience  of  the  collateral.  CMOs  provide  for a  modified  form  of  call protection  through a de facto  breakdown  of the  underlying  pool of mortgages according  to how quickly the loans are repaid.  Monthly  payments of  principal received from the pool of underlying mortgages,  including prepayments, is first returned to investors holding the shortest maturity class. The investors holding the longer  maturity  classes  receive  principal only after the first class has been  retired.  An investor is partially  guarded  against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction,  a corporation issues multiple series (e.g., A, B,
C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates  ("Collateral").  The Collateral is pledged to a third party  trustee as security  for the Bonds.  Principal  and interest  payments from the Collateral are used to pay principal on the Bonds in the  order  A, B, C, Z. The Fund A, B and C Bonds  all  bear  current  interest.
Interest on the Fund Z Bond is accrued and added to principal  and a like amount is paid as principal on the Fund A, B, or C Bond currently  being paid off. When the Fund A, B and C Bonds are paid in full, interest and principal on the Fund Z
Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators  (primarily builders or savings and loan associations)
to borrow against their loan portfolios.  REMICs are private entities formed for the purpose of holding a fixed pool of mortgages  secured by an interest in real property.  REMICs are  similar to CMOs in that they  issue  multiple  classes of securities.

CMOs and REMICs issued by private entities are not government securities and are not  directly  guaranteed  by any  government  agency.  They are  secured by the underlying collateral of the private issuer. Yields on privately-issued CMOs, as described  above,  have been  historically  higher than yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such  instruments  is  higher  since  they  are not  guaranteed  by the  U.S.
government.  Such  instruments  also tend to be more sensitive to interest rates than U.S.  government-issued  CMOs.  The Funds will not  invest in  subordinated privately-issued  CMOs. For federal income tax purposes, a Fund will be required to accrue  income on CMOs and  REMICs  regular  interests  using the  "catch-up"
method, with an aggregate prepayment assumption.

Asset-Backed Securities

The  Core  Plus  Fixed  Income  Fund  may  purchase  debt  obligations  known as
"asset-backed securities." Asset-backed securities are securities that represent a  participation  in, or are secured by and payable  from,  a stream of payments generated by  particular  assets,  most often a pool or pools of similar  assets
(e.g.,  receivables  on home equity and credit loans and  receivables  regarding automobile,  credit card, mobile home and recreational vehicle loans,  wholesale dealer floor plans and leases).

Such  receivables  are  securitized  in either a  pass-through  or a pay-through structure.  Pass-through  securities  provide  investors  with an income  stream consisting of both principal and interest  payments based on the  receivables in the underlying pool.  Pay-through  asset-backed  securities are debt obligations issued usually by a special  purpose  entity,  which are  collateralized  by the various  receivables  and in which the  payments on the  underlying  receivables provide that the Fund pay the debt service on the debt obligations  issued.  The
Funds may invest in these and other types of asset-backed securities that may be developed in the future.

The credit  quality of most  asset-backed  securities  depends  primarily on the credit quality of the assets  underlying  such  securities,  how well the entity issuing the security is insulated  from the credit risk of the originator or any other  affiliated  entities,  and the amount and  quality of any credit  support provided  to the  securities.  The rate of  principal  payment  on  asset-backed securities  generally depends on the rate of principal  payments received on the underlying  assets  which in turn may be affected  by a variety of economic  and other factors. As a result, the yield on any asset-backed  security is difficult to predict with  precision and actual yield to maturity may be more or less than the anticipated yield to maturity.  Asset-backed securities may be classified as
"pass-through certificates" or "collateralized obligations."

Asset-backed  securities are often backed by a pool of assets  representing  the obligations of a number of different  parties.  To lessen the effect of failures by obligors on underlying  assets to make payment,  such  securities may contain elements of credit support.  Such credit support falls into two categories:  (i)
liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.  Liquidity  protection refers to the  provision of advances,  generally by the entity  administering  the pool of assets,  to ensure that the receipt of payments  due on the  underlying  pool is timely.  Protection  against losses resulting from ultimate default enhances the likelihood of payments of the  obligations on at least some of the assets in the pool. Such protection may be provided through guarantees,  insurance policies or letters of credit obtained by the issuer or sponsor from third parties,  through various means of  structuring  the  transaction or through a combination of such approaches.

Due to the shorter maturity of the collateral backing such securities,  there is less of a risk of substantial  prepayment than with mortgage-backed  securities.
Such asset-backed  securities do, however,  involve certain risks not associated with  mortgage-backed  securities,  including the risk that  security  interests cannot be adequately,  or in many cases, ever,  established.  In addition,  with respect  to credit  card  receivables,  a number of state and  federal  consumer credit laws give debtors the right to set off certain amounts owed on the credit cards,  thereby  reducing the  outstanding  balance.  In the case of  automobile receivables,  there is a risk that the  holders  may not have either a proper or first security  interest in all of the obligations  backing such receivables due to the large number of vehicles  involved in a typical  issuance  and  technical requirements under state laws. Therefore,  recoveries on repossessed  collateral may not always be available to support payments on the securities.

Examples of credit  support  arising  out of the  structure  of the  transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne  first by the  holders of the  subordinated  class),  creation of "reserve funds"  (where  cash or  investments,  sometimes  funded  from a portion  of the payments on the underlying  assets,  are held in reserve  against future losses)
and "over collateralization"  (where the scheduled payments on, or the principal amount of, the  underlying  assets exceeds that required to make payments of the securities  and pay any servicing or other fees).  The degree of credit  support provided  for each issue is generally  based on  historical  credit  information respecting  the level of credit  risk  associated  with the  underlying  assets.
Delinquencies  or losses in excess of those  anticipated  could adversely affect the return on an investment in such issue.

Interest Rate Swaps,  Mortgage Swaps, Credit Swaps, Currency Swaps, Total return
Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars

The Core Plus Fixed Income Fund may enter into interest rate, mortgage,  credit, currency and total return  swaps,  interest rate caps,  floors and collars.  The
Core Plus Fixed Income Fund may also purchase and write (sell) options contracts on swaps,  commonly  referred  to as  swaptions.  The Fund may  enter  into swap transactions for hedging purposes or to seek to increase total return.  Interest rate  swaps  involve  the  exchange  by the  Fund  with  another  party of their respective  commitments  to pay or  receive  interest,  such as an  exchange  of fixed-rate  payments for floating rate  payments.  Mortgage swaps are similar to interest  rate  swaps in that  they  represent  commitments  to pay and  receive interest. The notional principal amount, however, is tied to a reference pool or pools of  mortgages.  Credit swaps involve the receipt of floating or fixed rate payments in exchange  for  assuming  potential  credit  losses of an  underlying security.  Credit swaps give one party to a transaction  the right to dispose of or  acquire  an asset (or group of  assets),  or the right to  receive or make a payment from the other party,  upon the  occurrence of specified  credit events.
Currency swaps involve the exchange of the parties' respective rights to make or receive payments in specified currencies.  Total return swaps are contracts that obligate a party to pay or receive interest in exchange for payment by the other party of the total return  generated by a security,  a basket of securities,  an index,  or an index  component.  A  swaption  is an option to enter  into a swap agreement.  Like  other  types  of  options,  the  buyer  of a  swaption  pays a non-refundable  premium  for the  option  and  obtains  the  right,  but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption,  in exchange for the premium,  becomes  obligated  (if the option is exercised) to enter into an underlying swap on agreed-upon  terms.  The purchase of an interest rate cap entitles the  purchaser,  to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional  principal  amount from the party  selling such  interest rate cap. The purchase of an interest rate floor entitles the purchaser,  to the extent that a specified index falls below a predetermined  interest rate, to receive  payments of interest on a notional  principal  amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Since interest  rate,  mortgage,  credit and currency  swaps and  interest  rate caps, floors and collars are individually  negotiated,  the Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its swap, cap, floor and collar positions.

A great  deal of  flexibility  is  possible  in the way  swap  transactions  are structured.  However,  generally the Fund will enter into interest  rate,  total return and  mortgage  swaps on a net  basis,  which  means that the two  payment streams are netted out, with the Fund  receiving or paying,  as the case may be, only the net amount of the two payments. Interest rate and mortgage swaps do not normally  involve  the  delivery  of  securities,  other  underlying  assets  or principal.  Accordingly,  the risk of loss with  respect  to  interest  rate and mortgage  swaps is normally  limited to the net amount of payments that the Fund is contractually  obligated to make. If the other party to an interest rate swap defaults,  the Fund's risk of loss  consists of the net amount of payments  that the Fund is  contractually  entitled to receive,  if any. In contrast,  currency swaps  usually  involve  the  delivery  of the  entire  principal  amount of one designated  currency in exchange for the other designated  currency.  Therefore, the entire  principal  value of a currency  swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the Fund's potential exposure in a transaction  involving a swap or an interest rate floor,  cap or collar is covered by the  segregation of cash or liquid assets,  the Fund and the Advisor believe that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The Core Plus Fixed Income Fund will not enter into any interest rate,  mortgage or credit swap transactions  unless the unsecured  commercial paper, senior debt or  claims-paying  ability of the other party is rated either A or A-1 or better by  Standard  & Poor's  or A or P-1 or  better by  Moody's  or their  equivalent ratings.  The Core Plus Fixed Income Fund will not enter into any currency  swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other  party  thereto  is rated  investment  grade by  Standard &
Poor's or Moody's, or, if unrated by such rating organization,  determined to be of comparable  quality by the Advisor.  If there is a default by the other party to such a transaction,  the Fund will have contractual  remedies pursuant to the agreements related to the transaction.  The swap market has grown  substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result,  the swap market has become  relatively  liquid in  comparison  with the markets for other similar  instruments which are traded in the interbank market.
The use of interest rate, mortgage,  credit, total return and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves  investment  techniques and risks different from those associated with ordinary portfolio securities transactions.  If the Advisor is incorrect in its forecasts of market  values,  credit  quality,  interest  rates and currency exchange rates,  the investment  performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Warrants

Each of the Funds have the ability to  purchase  warrants  and  similar  rights, which are privileges issued by corporations  enabling the owners to subscribe to and purchase a specified  number of shares of the  corporation  at the specified price  during a  specified  period of time.  Warrants  basically  are options to purchase  equity  securities at a specific price valid for a specific  period of time. They do not represent  ownership of the securities,  but only the right to buy them.  They have no voting rights,  pay no dividends and have no rights with respect to the assets of the company  issuing  them.  Warrants  differ from call options in that  warrants are issued by the issuer of the  security  that may be purchased  on their  exercise,  whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The  purchase of warrants  involves the risk that a Fund could lose the purchase value of a  warrant  if the  right to  subscribe  to  additional  shares  is not exercised  prior to the  warrant's  expiration.  Also,  the purchase of warrants involves  the risk that the  effective  price paid for the warrant  added to the subscription  price  of  the  related  security  may  exceed  the  value  of the subscribed  security's  market  price,  such as when there is no movement in the level of the underlying security.  During normal market conditions, no more than
5% of each  Fund's  net  assets  will be  invested  in  warrants.  This 5% limit includes  warrants that are not listed on any stock exchange.  Warrants acquired by the  International  Equity Fund in units or attached  to  securities  are not subject to these limits.

Stripped Securities

Each Fund has the  ability to purchase  participations  in trusts that hold U.S.
Treasury  and agency  securities  (such as TIGRs and CATs) and also may purchase
Treasury  receipts and other  "stripped"  securities that evidence  ownership in either the future  interest  payments or the future  principal  payments of U.S.
government  obligations.  These participations are issued at a discount to their
"face  value," and may  (particularly  in the case of  stripped  mortgage-backed securities)  exhibit  greater price  volatility  than  ordinary debt  securities because of the manner in which their  principal  and  interest  are  returned to investors.

Temporary Investments
--------------------------------------------------------------------------------

Under  normal  market  conditions,  each Fund may have money  received  from the purchase  of Fund  shares,  or  money  received  on the  sale  of its  portfolio securities for which suitable investments consistent with such Fund's investment objectives are not immediately available.  Under these circumstances,  each Fund may have  such  monies  invested  in cash or cash  equivalents  in order to earn income on this portion of its assets.  Cash equivalents include investments such
as  U.S.  government  obligations,   repurchase  agreements,  bank  obligations,
commercial  paper and  corporate  bonds with  remaining  maturities  of thirteen months or less.  A Fund may also have a portion of its assets  invested  in cash equivalents  in  order  to meet  anticipated  redemption  requests  or if  other suitable securities are unavailable. In addition, a Fund may reduce its holdings in equity and other  securities and may invest in cash and cash  equivalents for temporary defensive purposes, during periods in which the Advisor or sub-advisor believes  changes  in  economic,  financial  or  political  conditions  make  it advisable.

Bank  obligations  include  bankers'  acceptances,  negotiable  certificates  of deposit and  non-negotiable  time deposits,  including  U.S.  dollar-denominated instruments  issued or  supported  by the  credit of U.S.  or  foreign  banks or savings  institutions.  Although each of the Funds,  except the Tax-Exempt Fixed
Income Fund, may invest in money market  obligations of foreign banks or foreign branches of U.S. banks only where the Advisor and/or sub-advisor  determines the instrument to present minimal credit risks,  such  investments may  nevertheless
entail  risks  that  are  different   from  those  of  investments  in  domestic
obligations  of U.S.  banks due to  differences  in  political,  regulatory  and economic systems and conditions. All investments in bank obligations are limited to the  obligations  of  financial  institutions  having more than $1 billion in total  assets  at the time of  purchase,  and  investments  by each  Fund in the obligations of foreign banks and foreign  branches of U.S. banks will not exceed
10% of such Fund's total assets at the time of purchase. Each Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 10% of its net assets.

Investments  by a Fund in  commercial  paper will consist of issues rated at the time of  investment  as A-1  and/or P-1 by S&P,  Moody's  or  similar  rating by another  nationally  recognized rating agency.  In addition,  a Fund may acquire unrated  commercial paper and corporate bonds that are determined by the Advisor or  sub-advisor  at the time of  purchase to be of  comparable  quality to rated instruments that may be acquired by such Fund as previously described.

Repurchase and Reverse Repurchase  Agreements.  Under a repurchase agreement,  a
Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S.  government or its agencies from a qualified  bank or  broker-dealer and then to sell the securities back to the bank or broker-dealer  after a short period of time (generally,  less than seven days) at a higher price. The bank or broker-dealer  must transfer to a Fund's  custodian  securities  with an initial market  value of at least 100% of the dollar  amount  invested by a Fund in each repurchase agreement.  The Advisor or sub-advisor will monitor the value of such securities  daily to determine  that the value equals or exceeds the  repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or  broker-dealer,  including  possible delays or  restrictions  upon a
Fund's  ability  to sell the  underlying  securities.  A Fund  will  enter  into repurchase  agreements  only  with  parties  who meet  certain  creditworthiness standards,  i.e.,  banks or  broker-dealers  that the Advisor or sub-advisor has
determined   present  no  serious  risk  of  becoming   involved  in  bankruptcy
proceedings within the time frame contemplated by the repurchase transaction.

A Fund may also  enter  into  reverse  repurchase  agreements.  Under a  reverse repurchase agreement, a Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon  price, date, and interest payment.
A Fund will  maintain  cash or high-grade  liquid debt  securities  with a value equal to the value of its  obligation  under the  agreement,  including  accrued interest,  in a  segregated  account with its  custodian  bank.  The  securities subject to the reverse  repurchase  agreement  will be  marked-to-market  daily.
Although reverse repurchase agreements are borrowings under the 1940 Act, a Fund
does  not  treat  these   arrangements   as  borrowings   under  its  investment
restrictions so long as the segregated account is properly maintained.

The use of repurchase  agreements by a Fund involves certain risks. For example, if the other  party to a  repurchase  agreement  defaults on its  obligation  to repurchase the underlying  security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party  to  the  agreement  becomes  insolvent  and  subject  to  liquidation  or reorganization  under the  bankruptcy  code or other laws, a court may determine that the underlying security is collateral for the loan by a Fund not within the control of that Fund, and therefore the  realization by a Fund on the collateral may be automatically stayed. Finally, it is possible that a Fund may not be able to  substantiate  its interest in the  underlying  security and may be deemed an unsecured  creditor  of the other  party to the  agreement.  While  the  manager acknowledges  these risks,  it is expected  that if  repurchase  agreements  are otherwise deemed useful to a Fund, these risks can be controlled through careful monitoring procedures.

U.S.  Government  Obligations.  The Funds may each  invest in a variety  of U.S.
Treasury obligations including bonds, notes and bills that mainly differ only in their interest rates,  maturities and time of issuance.  The Funds may also each invest in other  securities  issued or  guaranteed by the U.S.  government,  its agencies and instrumentalities;  such as obligations of Federal Home Loan Banks,
Federal   Farm  Credit   Banks,   Federal  Land  Banks,   the  Federal   Housing
Administration,  Farmers Home  Administration,  Export-Import Bank of the United
States, Small Business Administration, Government National Mortgage Association,
Federal National Mortgage Association, General Services Administration,  Central
Bank  for  Cooperatives,   Federal  Home  Loan  Mortgage  Corporation,   Federal
Intermediate Credit Banks, Maritime  Administration,  and Resolution Trust Corp.
No  assurance  can be given  that the U.S.  government  will  provide  financial support to U.S.  government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Management of the Funds
--------------------------------------------------------------------------------
Board of Trustees

The  management and affairs of the Funds are supervised by the Board of Trustees of the Trust (the  "Board").  The Board consists of five  individuals,  three of whom are not  "interested  persons"  of the Trust as that term is defined in the
1940 Act (the  "Independent  Trustees").  The Trustees are  fiduciaries  for the
Funds'  shareholders  and are  governed  by the laws of the State of Delaware in this regard.  The Board establishes  policies for the operation of the Funds and appoints the officers who conduct the daily  business of the Funds.  The current
Trustees  and  officers of the Trust and their ages are listed  below with their addresses,  present  positions with the Trust, term of office with the Trust and length of time served,  principal  occupations over at least the last five years and other trusteeships held.

---------------------------------- --------------- -------------- --------------------------- -------------- -------------------
Name, Age and Address              Position with      Term of       Principal Occupations       Number of          Other
                                     the Trust      Office and    During the Past Five Years   Portfolios       Trusteeships
                                                     Length of                                   in Fund     Positions held by
                                                    Time Served                                  Complex          Trustee
                                                                                               Overseen by
                                                                                                 Trustee
---------------------------------- --------------- -------------- --------------------------- -------------- -------------------
                              Independent Trustees
---------------------------------- --------------- -------------- --------------------------- -------------- -------------------
William J. Klipp                   Trustee         Indefinite     Retired; President and            8        Trustee, Adelante
Age: 48                                            term since     Chief Operating Officer,                   Funds; Director,
c/o AssetMark Investment                           inception.     Schwab Investment                          SaveDaily.com
Services, Inc.                                                    Management, Inc. and
2300 Contra Costa Boulevard                                       Executive Vice President,
Suite 425                                                         Charles Schwab Funds,
Pleasant Hill, CA 94523-3967                                      1993- 1999.
---------------------------------- --------------- -------------- --------------------------- -------------- -------------------
Leonard H. Rossen                  Trustee         Indefinite     President, Len Rossen             8               N/A
Age: 72                                            term since     Consulting (a legal
c/o AssetMark Investment                           inception.     consulting firm), 1999 to
Services, Inc.                                                    present; Corporate
2300 Contra Costa Boulevard                                       Counsel, Franklin
Suite 425                                                         Templeton Mutual Funds
Pleasant Hill, CA 94523-3967                                      and Distributors, Inc.,
                                                                  1996-1999; Regional
                                                                  Counsel and Vice
                                                                  President, Equitable Life
                                                                  Insurance Society,
                                                                  1987-1996.  Prior to
                                                                  that, Len served in
                                                                  various key legal
                                                                  positions with the
                                                                  Securities and Exchange
                                                                  Commission for more than
                                                                  15 years.
---------------------------------- --------------- -------------- --------------------------- -------------- -------------------
R. Thomas DeBerry                  Trustee         Indefinite     President, DeBerry                8               N/A
Age: 63                                            term since     Consulting (a securities
c/o AssetMark Investment                           inception.     consulting firm), 1988 to
Services, Inc.                                                    present; Director,
2300 Contra Costa Boulevard                                       Investment Manager
Suite 425                                                         Services Division of
Pleasant Hill, CA 94523-3967                                      Resources Trust Company,
                                                                  1998 to 2000.
---------------------------------- --------------- -------------- --------------------------- -------------- -------------------
                               Interested Trustees
---------------------------------- --------------- -------------- --------------------------- -------------- -------------------
Ronald Cordes*                     President,      Indefinite     Principal, AssetMark              8               N/A
Age: 45                            Chairperson,    term since     Investment Services,
AssetMark Investment Services,     Trustee         inception.     Inc., 1994 to present.
Inc.
2300 Contra Costa Boulevard
Suite 425
Pleasant Hill, CA 94523-3967
---------------------------------- --------------- -------------- --------------------------- -------------- -------------------
Richard Steiny*                    Trustee         Indefinite     Principal, AssetMark              8               N/A
Age: 47                                            term since     Investment Services,
AssetMark Investment Services,                     inception.     Inc., 1994 to present.
Inc.
411 Borel Avenue
Suite 501
San Mateo, CA 94402
---------------------------------- --------------- -------------- --------------------------- -------------- -------------------
                              Officers of the Trust
---------------------------------- --------------- -------------- --------------------------- -------------- -------------------
Ronald Cordes                      President,
(see above)                        Chairperson,
                                   Trustee
---------------------------------- --------------- -------------- --------------------------- -------------- -------------------
John Whittaker                     Vice President                 Vice President and Chief
Age: 35                                                           Operating Officer,
AssetMark Investment Services,                                    AssetMark Investment
Inc.                                                              Services, 2000 to
2300 Contra Costa Boulevard                                       present; Director of
Suite 425                                                         Operations, AssetMark
Pleasant Hill, CA 94523-3967                                      Investment Services,
                                                                  Inc., 1997 to 2000;
                                                                  Regional Consultant,
                                                                  AssetMark Investment
                                                                  Services, Inc., 1994 to
                                                                  1997.
---------------------------------- --------------- -------------- --------------------------- -------------- -------------------
Carrie E. Hansen                   Treasurer                      Director of Operations,
Age: 34                                                           AssetMark Investment
2300 Contra Costa Boulevard                                       Services, Inc., 2000 to
Suite 425                                                         present; Director of
Pleasant Hill, CA 94523-3967                                      Operations, Barclays
                                                                  Global Investors, 1998 to
                                                                  2000; Principal, Domestic
                                                                  Fund Accounting, Barclays
                                                                  Global Investors,
                                                                  1997-1998, Manager,
                                                                  Coopers &Lybrand, 1996
                                                                  to 1997.
---------------------------------- --------------- -------------- --------------------------- -------------- -------------------
Teresa Escano                      Secretary                      Director of Advisor
Age: 42                                                           Services Group, AssetMark
2300 Contra Costa Boulevard                                       Investment Services,
Suite 425                                                         Inc., 2000 to present;
Pleasant Hill, CA 94523-3967                                      Manager of Advisor
                                                                  Services Group, 1997 to
                                                                  2000; Portfolio Manager
                                                                  Administrator for The
                                                                  Headlands Group, Inc. (an
                                                                  investment adviser), 1992
                                                                  to 1997.
---------------------------------- --------------- -------------- --------------------------- -------------- -------------------

*Ronald Cordes and Richard  Steiny are considered to be "interested  persons" of the Funds as defined in the 1940 Act due to their relationship with the Advisor.

Board Committees

The Board of Trustees has three standing committees as described below:

Audit Committee.  The Audit Committee is responsible for advising the full Board with respect to accounting,  auditing and financial  matters affecting the Trust and meets at least once annually. The Audit Committee is comprised of all of the
Independent  Trustees as follows:  Mr. Klipp,  Mr. Rossen and Mr.  DeBerry.  The audit committee met four times during the last fiscal year.

Nominating  Committee.  The Nominating  Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary  from  time to  time  and  meets  only as  necessary.  The  Nominating
Committee has not had reason to meet yet. The Nominating  Committee is comprised of all of the  Independent  Trustees as follows:  Mr. Klipp,  Mr. Rossen and Mr.
DeBerry.  There are no  policies  in place  regarding  nominees  recommended  by shareholders.

Valuation  Committee.  The Valuation Committee is responsible for (1) monitoring the valuation of Fund  securities  and other  investments;  and (2) as required, when the full Board is not in  session,  determining  the fair value of illiquid and other  holdings when current market prices are not readily  available  after consideration of all relevant factors,  which determinations are reported to the full Board.  The  Valuation  Committee  meets as  necessary  when a price is not readily available.  The Valuation  Committee has not had reason to meet yet. Mr.
Cordes (President,  Chairman,  & Interested  Trustee) and Mr. Steiny (Interested
Trustee) comprise the Valuation Committee.

Compensation

For their service as Trustees of the Trust,  the Independent  Trustees receive a retainer  fee of $10,000  per year and $2,500 per meeting  attended,  as well as reimbursement  for  expenses  incurred in  connection  with  attendance  at such meetings. The "interested persons" who serve as Trustees of the Trust receive no compensation for their service as Trustees.

The table  below  sets forth the  compensation  paid by the Trust to each of the current Trustees during the fiscal year ended June 30, 2004:

                                                                                                      Total
                                   Aggregate         Pension or Retirement   Estimated Annual   Compensation from
                             Compensation From the    Benefits Accrued as      Benefits Upon      Trust Paid to
  Name of Person/Position            Trust           Part of Fund Expenses      Retirement           Trustees
---------------------------- ----------------------- ----------------------- ------------------ -------------------
Ronald D. Cordes,                     None                    None                 None                None
President, Chairperson,
Trustee
---------------------------- ----------------------- ----------------------- ------------------ -------------------
Richard Steiny,                       None                    None                 None                None
Trustee
---------------------------- ----------------------- ----------------------- ------------------ -------------------
William J. Klipp,                    $_____                   None                 None               $_____
Independent Trustee
---------------------------- ----------------------- ----------------------- ------------------ -------------------
Leonard Rossen,                      $_____                   None                 None               $_____
Independent Trustee
---------------------------- ----------------------- ----------------------- ------------------ -------------------
R. Thomas DeBerry,                   $_____                   None                 None               $_____
Independent Trustee

Board Interest in the Funds

                               Key
                               ---
                               A. $1-$10,000
                               B. $10,001-$50,000
                               C. $50,001-$100,000
                               D. over $100,000

      Dollar Range of Equity Securities Beneficially Owned in the Funds (1)

                                                                                                       Aggregate Dollar Range of
                                                                                              Core     Equity Securities in All
                       Large   Large  Small/Mid Small/Mid                Real      Tax-Exempt Plus     Registered Investment
                       Cap     Cap    Cap       Cap       International  Estate    Fixed      Fixed    Companies Overseen by Trustee
                       Growth  Value  Growth    Value     Equity         Securies  Income     Income   in Family of Investment
Name of Trustee        Fund    Fund   Fund      Fund      Fund           Fund      Fund       Fund     Companies
-------------------- ------- -------- --------   -------- --------       --------  --------   -------- -----------------------------

Ronald Cordes,                                                                                                        None
Interested Trustee

Richard Steiny,                                                                                                       None
Interested Trustee

William Klipp,                                                                                                        None
Independent Trustee

Leonard Rossen,                                                                                                       None
Independent Trustee

R. Thomas DeBerry,                                                                                                    None
Independent Trustee

(1)  Beneficial  ownership is  determined in  accordance  with Rule  16a-1(a)(2)
     under the Securities Exchange Act of 1934, as amended.

Principal Holders, Control Persons and Management Ownership
A principal  shareholder is any person who owns of record or  beneficially 5% or more of the outstanding  shares of any of the Funds. A control person is one who owns  beneficially or through  controlled  companies more than 25% of the voting securities  of a  company  or  acknowledges  the  existence  of  control.  As of
September 30, 2004,  the officers and Trustees of the Trust,  as a group,  owned less than 1% of the outstanding shares of each of the Funds.

The  following  table  provides  the name and  address of any person who owns of record or beneficially  5% or more of the outstanding  shares of the Funds as of
September 30, 2004.

Control Persons of the Large Cap Growth Fund

----------------------------------- --------------- -------------------- --------------------------------

Name and Address                    Shares              % Ownership             Type of Ownership
----------------------------------- --------------- -------------------- --------------------------------

----------------------------------- --------------- -------------------- --------------------------------

Control Persons of the Large Cap Value Fund

----------------------------------- -------------- -------------------- --------------------------------

Name and Address                    Shares              % Ownership             Type of Ownership
----------------------------------- -------------- -------------------- --------------------------------

----------------------------------- -------------- -------------------- --------------------------------

Control Persons of the Small/Mid Cap Growth Fund

----------------------------------- --------------- -------------------- --------------------------------

Name and Address                    Shares              % Ownership             Type of Ownership
----------------------------------- --------------- -------------------- --------------------------------

----------------------------------- --------------- -------------------- --------------------------------

Control Persons of the Small/Mid Cap Value Fund

----------------------------------- --------------- -------------------- --------------------------------

Name and Address                    Shares              % Ownership             Type of Ownership
----------------------------------- --------------- -------------------- --------------------------------

----------------------------------- --------------- -------------------- --------------------------------

Control Persons of the International Equity Fund

----------------------------------- --------------- -------------------- --------------------------------

Name and Address                    Shares              % Ownership             Type of Ownership
----------------------------------- --------------- -------------------- --------------------------------

----------------------------------- --------------- -------------------- --------------------------------
Control Persons of the Real Estate Securities Fund

----------------------------------- --------------- -------------------- --------------------------------

Name and Address                    Shares              % Ownership             Type of Ownership
----------------------------------- --------------- -------------------- --------------------------------

----------------------------------- --------------- -------------------- --------------------------------

Control Persons of the Tax-Exempt Fixed Income Fund

----------------------------------- --------------- -------------------- --------------------------------

Name and Address                    Shares              % Ownership             Type of Ownership
----------------------------------- --------------- -------------------- --------------------------------

----------------------------------- --------------- -------------------- --------------------------------

Control Persons of the Core Plus Fixed Income Fund

----------------------------------- ---------------------- -------------------- --------------------------------

Name and Address                           Shares              % Ownership             Type of Ownership
----------------------------------- ---------------------- -------------------- --------------------------------

----------------------------------- ---------------------- -------------------- --------------------------------

Investment Advisor and Sub-Advisors
--------------------------------------------------------------------------------

AssetMark Investment Services,  Inc. (the "Advisor"),  a California corporation, serves as the investment  advisor to the Funds.  The Advisor is registered as an investment advisor with the SEC. The Advisor provides investment  consulting and administrative services to financial  intermediaries,  and currently administers in excess of $1.9  billion  in  assets,  including  mutual  funds and  privately managed accounts.

With respect to each of the Funds, the Advisor oversees the investment  advisory services  provided  to the Funds and  manages  the cash  portion  of the  Funds'
assets. Pursuant to separate sub-advisory agreements with the Advisor, and under the  supervision  of the  Advisor  and  the  Board  of  Trustees,  a  number  of sub-advisors are responsible for the day-to-day  investment management of all or a discrete portion of the assets of the Funds. Sub-advisors are selected for the
Funds  with  the  research  assistance  of  Wilshire  Associates   ("Wilshire"),
consultant to the Advisor,  who evaluates  quantitatively  and  qualitatively  a sub-advisor's  skills and  investment  results in managing  assets for  specific asset classes,  investment styles and strategies. The Advisor is responsible for the payment of all fees to Wilshire.

Subject to Board  review  and with the  research  assistance  of  Wilshire,  the
Advisor  allocates and, when  appropriate,  reallocates  the Funds' assets among sub-advisors,  monitors  and  evaluates  sub-advisor  performance,  and oversees sub-advisor  compliance  with the Funds'  investment  objectives,  policies  and restrictions.  The  Advisor  has  ultimate  responsibility  for  the  investment performance  of  the  Funds  pursuant  to  its  responsibility  to  oversee  the sub-advisors and recommend their hiring and/or  replacement.  For the two fiscal years ended June 30, 2002, 2003 and 2004, the following  advisory fees were paid to the Advisor:

                                                          Advisory Fee Accrued
Fund:
------------------------------------------ ----------------------------------------------------
                                                 2004             2003              2002
Large Cap Growth Fund                                          $   644,347      $   297,719
Large Cap Value Fund                                           $   643,902      $   307,146
Small/Mid Cap Growth Fund                                      $   170,548      $    84,800
Small/Mid Cap Value Fund                                       $   173,650      $    89,499
International Equity Fund                                      $   556,171      $   373,105
Real Estate Securities Fund                                    $   161,439      $    84,617
Tax-Exempt Fixed Income Fund                                   $   155,909      $    59,215
Core Plus Fixed Income Fund                                    $   566,381      $   216,473

Fund:                                                Advisory Fee Paid After Waivers
------------------------------------------ ----------------------------------------------------
                                                 2004             2003              2002
Large Cap Growth Fund                                          $   550,420    $ 217,467
Large Cap Value Fund                                           $   560,514    $ 213,160
Small/Mid Cap Growth Fund                                      $    94,486    $ 21,555
Small/Mid Cap Value Fund                                       $    68,317    $ 17,400
International Equity Fund                                      $   547,469    $ 326,511
Real Estate Securities Fund                                    $    70,756    $ 14,705
Tax-Exempt Fixed Income Fund                                   $    52,079    ($     13,901)
Core Plus Fixed Income Fund                                    $   475,675    $ 121,840

The Advisor pays the sub-advisors a fee out of its advisory fee that is based on a percentage of the average daily net assets  managed by each  sub-advisor.  For the two fiscal years ended June 30, 2002,  2003 and 2004, the following fees, as a  percentage  of  such  Fund's  average  daily  net  assets,  were  paid to the sub-advisors:

                                                              Aggregate Sub-Advisory Fee
                                                       2004                                2003
---------------------------------------- ---------------------------------- -----------------------------------
Fund                                      Percentage of       Aggregate      Percentage of       Aggregate
                                          average daily                      average daily
                                            net assets     dollar amounts      net assets      dollar amounts
---------------------------------------- ----------------- ---------------- ----------------- -----------------

Large Cap Growth Fund                                                            0.45%            $   305,217
Large Cap Value Fund*                                                            0.45%            $   305,014
Small/Mid Cap Growth Fund                                                        0.47%            $    85,203
Small/Mid Cap Value Fund                                                         0.55%            $    95,280
International Equity Fund                                                        0.46%            $   271,702
Real Estate Securities Fund                                                      0.40%            $    67,975
Tax-Exempt Fixed Income Fund                                                     0.33%            $    65,170
Core Plus Fixed Income Fund                                                      0.00%            $         0

                                            Aggregate Sub-Advisory Fee
                                                       2002
---------------------------------------- ----------------------------------
Fund                                      Percentage of       Aggregate
                                          average daily
                                            net assets     dollar amounts
---------------------------------------- ----------------- ----------------

Large Cap Growth Fund                         0.47%            $   148,254
Large Cap Value Fund*                         0.45%            $   145,717
Small/Mid Cap Growth Fund                     0.48%            $    42,502
Small/Mid Cap Value Fund                      0.55%            $    49,137
International Equity Fund                     0.48%            $   186,701
Real Estate Securities Fund                   0.40%            $    35,628
Tax-Exempt Fixed Income Fund                  0.35%            $    25,907
Core Plus Fixed Income Fund                   0.00%            $         0

*    In August 2002, the Board of Trustees  appointed  Davis Selected  Advisers,
     L.P. to serve as one of the two  sub-advisors  for the AssetMark  Large Cap
     Value Fund and Davis began  managing  its  portion of the Fund's  assets on
     September  6, 2002.  Davis and the Advisor  are  parties to a  Sub-Advisory
     Agreement  dated as of September 5, 2002 under which the Advisor pays Davis sub-advisory  fees at the following annual rates based on the average daily net assets of the Fund  allocated  for  management  by Davis:  0.45% on the first $100 million of assets;  0.40% on the next $400 million; and 0.35% on assets over $500 million.

     Davis and the Advisor are also parties to a Services  Agreement dated as of
     September 5, 2002 under which Davis makes payments to the Advisor to defray a portion of the Advisor's expenses of maintaining the AssetMark investment
     platform,   through  which  financial   intermediaries  such  as  fee-based
     investment  advisers  make  available an array of mutual fund and privately managed account  investment  options (including the Fund) to their clients.
     In  this  regard,   the  Advisor   provides   continuing   consulting   and
     administrative  services to  financial  intermediaries  who in turn provide investor  support  services  that may benefit the Fund.  Under the Services
     Agreement,  Davis pays the Advisor  services fees at the  following  annual rates  based on the  average  daily net  assets of the Fund  allocated  for management by Davis:  5 basis points  (0.05%) on the first $75 million;  10 basis points (0.10%) on the next $25 million; and 5 basis points (0.05%) on the next $400 million.

The Agreement and certain portions of the sub-advisory  agreements  provide that the Advisor or any sub-advisor  shall not be protected  against any liability to the Trust or its  shareholders  by reason of willful  misfeasance,  bad faith or gross negligence on its part in the performance of its duties,  or from reckless disregard of its obligations or duties thereunder.  In addition,  certain of the sub-advisory  agreements  provide  that the  sub-advisor  shall not be protected against  any  liability  to the Trust or its  shareholders  by reason of willful misfeasance,  bad  faith or  negligence  on its part in the  performance  of its duties, or from reckless disregard of its obligations or duties thereunder.

The  continuance  of the  Agreement  and  each  sub-advisory  agreement  must be specifically  approved  at least  annually  (i) by the vote of a majority of the outstanding  shares  of that  Fund or by the  Board,  and  (ii) by the vote of a majority of the  Independent  Trustees who are not parties to such  Agreement or sub-advisory  agreement,  cast in person at a meeting  called for the purpose of voting  on  such  approval.  The  Agreement  or a  sub-advisory  agreement  will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding  shares of that Fund, on not less than 30 days nor more than 60 days  written  notice to the  Advisor  (or  sub-advisor)  or by the
Advisor (or sub-advisor) on 90 days written notice to the Trust.

[The Board of Trustees of the Trust approved the renewal of investment  advisory and  sub-advisory  agreeemnts for the Funds,  and also approved new sub-advisory agreements at meetings held in May and August 2004. Management, fund counsel and independent legal counsel to the Independent Trustees are currently drafting for this section, which will be included in a subsequent 485(b) amendment.]

The Sub-Advisors

Brandes Investment Partners, LLC ("Brandes"), sub-advisor of the Large Cap Value
Fund, is an independent  investment  advisory firm that was founded in 1974 as a sole  proprietorship.  The organizational  structure was changed to a California corporation in August 1985, and to a California limited partnership in May 1996.
Brandes  first  registered  with the SEC in 1975 and as of August 31, 2004,  has approximately $___ billion in assets under management.

Davis  Selected  Advisers,  L.P.  ("Davis"),  sub-advisor of the Large Cap Value
Fund,  Davis is an independent  money  management firm that specializes in Large
Cap Value equities,  catering to institutional and individual clients worldwide.
With over $___ billion under management as of August 31, 2004, Davis applies its signature investment  discipline of buying  high-quality,  growing businesses at value prices and holding them for the  long-term.  The firm looks for  companies with  sustainable  growth rates selling at modest price  multiples that have the potential to expand.  This  value-oriented  approach to investing has been honed over 50 years and three generations of portfolio management.

TCW Investment  Management Company ("TCW"),  sub-advisor of the Large Cap Growth
Fund and Small/Mid Cap Growth Fund, is a member of The TCW Group,  Inc., a group of affiliated financial companies founded in 1971 and providing a broad range of international and U.S. equity and fixed income investment products and services.
TCW is an indirect subsidiary of Societe Generale S.A. TCW is a registered as an investment adviser with the SEC and currently manages approximately $___ billion in assets as of August 31, 2004. Societe Generale Asset Management,  S.A. may be
deemed to be a control person of TCW by reason of its ownership of more than 25%
of the  outstanding  voting  stock  of the TCW  Group.  Societe  Generale  Asset
Management,  S.A. is a  wholly-owned  subsidiary of Societe  Generale  S.A., the sixth largest bank in the euro zone.

Atlanta Capital Management  Company,  LLC ("Atlanta"),  sub-advisor of the Large
Cap Growth Fund, is an independent subsidiary of Eaton Vance Acquisitions, which is a wholly-owned  subsidiary of Eaton Vance Corp. Atlanta Capital Management is
a leading Atlanta-based  investment firm specializing in managing domestic large
cap  growth  portfolios,   with  approximately  $___  billion  in  assets  under
management as of August 31, 2004. Atlanta believes attractive investment returns are produced by investing in a diversified  portfolio of high quality  companies capable of sustaining  superior rates of earnings growth.  Atlanta is registered as an investment adviser with the SEC.

Cramer Rosenthal  McGlynn,  LLC ("CRM"),  sub-advisor of the Small/Mid Cap Value
Fund,  is a Delaware  limited  liability  company and  through its  predecessor,
Cramer Rosenthal McGlynn, Inc., was founded in 1973. CRM offers separate account management for small/mid cap value equity, small cap value equity, mid cap value equity,  and  balanced  portfolio  management  for both  tax-exempt  and taxable clients.  CRM  currently  manages  a variety  of  institutional  portfolios  for corporate pension funds, endowments and foundations, as well as private accounts for individuals, family trusts and estates. CRM has been registered with the SEC as an  investment  advisor  since  1976.  CRM had $___  billion in assets  under management as of August 31, 2004.

Ariel Capital Management, Inc. ("Ariel"), sub-advisor of the Small/Mid Cap Value
Fund,  is a subchapter S  corporation  specializing  in  undervalued  small- and
medium-sized   companies.   Ariel  is  a  registered   investment  advisor  with
approximately  $___ billion in assets under management as of August 31, 2004 for individual as well as institutional clients.

Transamerica  Investment  Management,  LLC ("Transamerica"),  sub-advisor of the
Small/Mid Cap Growth Fund,  has a 35-year  history of  delivering  institutional investment  management  services.  Transamerica's  investment  strategy seeks to identify  value-creating  trends early, before they are recognized by the market in  general.  In pursuit  of capital  growth,  Transamerica's  small/mid  growth portfolios invest in a relatively small number of first-in-class  companies,  as determined by the  companies'  own strong  fundamentals.  Transamerica  had $___
billion in assets under management as of August 31, 2004.

Clay Finlay, Inc. ("Clay Finlay"), sub-advisor of the International Equity Fund, is a global  equity  management  firm founded in 1982 and  headquartered  in New
York.  Clay Finlay is wholly  owned by Old Mutual  Asset  Managers  (US) LLC, an indirect  subsidiary  of Old  Mutual  plc,  a  financial  services  company.  An experienced  multinational team of more than 20 investment professionals manages a full range of  multi-regional  and regional equity mandates on behalf of major corporations,  financial  institutions and governments.  Assets under management were in excess of $___ billion at August 31, 2004.

Oppenheimer   Capital,   LLC   ("Oppenheimer   Capital"),   sub-advisor  of  the
International Equity Fund, provides investment advice to financial institutions, individuals,  state and local  government  agencies,  pension and profit sharing plans, trusts, estates, businesses and other organizations.  Oppenheimer Capital has been a leading innovator of value-style  equity investment  management since its inception in 1969. The firm has over $___ billion of assets under management as of August 31, 2004.

Adelante  Capital  Management LLC  ("Adelante"),  sub-advisor of the Real Estate
Securities  Fund, is a limited  liability  company  formerly known as Lend Lease
Rosen Real  Estate  Securities  LLC.  Adelante  is a  SEC-registered  investment adviser and  provides  investment  management  services to client  discretionary accounts with assets totaling approximately $____ billion as of August 31, 2004.

AEW Capital  Management LLC ("AEW"),  sub-advisor to the Real Estate  Securities
Fund, is a real estate investment advisory firm, providing investment management services to  institutions  and other  investors  in  commercial  properties  and portfolios.  As of August 31,  2004,  AEW managed  approximately  $__ billion in client capital invested in  approximately  $___ billion in real estate including
$__ billion in real estate equity securities.

Weiss Peck & Greer, L.L.C.  ("Weiss Peck"),  sub-advisor of the Tax-Exempt Fixed
Income  Fund,  is a  limited  liability  company  formed  as  an  SEC-registered investment  advisor in 1970 to manage  individual  accounts,  and currently also provides mutual fund and institutional  account management.  In 1988, Weiss Peck was purchased by Robeco Group, a leading European asset management company,  for which Weiss Peck currently  serves as the primary United States  affiliate.  The
Robeco Group is owned by Rabobank  Group,  the only commercial bank in the world rated triple-A by all four of the major rating agencies. Weiss Peck manages over
$___ billion in assets as of August 31, 2004.

Goldman Sachs Asset  Management,  L.P.  ("GSAM"),  sub-advisor  to the Core Plus
Fixed Income Fund, has been  registered as an investment  adviser since 1990 and is an affiliate of Goldman Sachs. As of August 31, 2004,  GSAM, along with other units of the Investment  Management  Division of Goldman Sachs, had assets under management of $___ billion.

Western Asset Management Company ("Western"), sub-advisor to the Core Plus Fixed
Income  Fund,  established  in 1971 and now a wholly  owned  subsidiary  of Legg
Mason,  Inc.,  acts as investment  adviser to  institutional  accounts,  such as corporate  pension plans,  mutual funds and endowment funds.  Total assets under management by Western were approximately $___ billion as of August 31, 2004.

Distribution and Shareholder Servicing
--------------------------------------------------------------------------------
Distributor and Sub-Distributor

AssetMark Capital Corporation (the "Distributor"),  an affiliate of the Advisor,
2300 Contra Costa Boulevard, Suite 425, Pleasant Hill, California, 94523-3967 is
the distributor for the shares of the Funds pursuant to a Distribution Agreement
(the  "Distribution  Agreement"),  between the Trust on behalf of the Funds, and the Distributor.  Quasar Distributors, LLC (the "Sub-Distributor),  an affiliate of the Funds' accounting and administrative service provider,  U.S. Bancorp Fund
Services,   LLC,   is  the   sub-distributor   for  the  Funds   pursuant  to  a
Sub-Distribution  Agreement  among  the  Trust,  the  Advisor  and  Quasar.  The
Distribution and  Sub-Distribution  Agreements have a one-year term and continue on a year-to-year  basis provided that the Agreements are approved in the manner required  by the  1940  Act..  The  Distributor  and  Sub-Distributor  are  each registered  broker-dealers and members of the National Association of Securities
Dealers,  Inc.  Shares of each  Fund are  offered  on a  continuous  basis.  The
Distribution  Agreement  provides that the  Distributor,  as agent in connection with the  distribution  of shares of the  Funds,  will use its best  efforts  to distribute  the Funds' shares.  For the fiscal years ended June 30, 2002,  2003, and 2004 all distribution fees were paid by the Advisor.

Distribution Plan

The Funds have adopted a Distribution  Plan (the "Plan")  pursuant to Rule 12b-1 under the 1940  Act,  which  was  approved  by the  Board.  The Plan  authorizes payments by the Funds in connection  with the  distribution of Fund shares at an annual rate of 0.25% of each of the Fund's  average  daily net assets.  Payments may be made by a Fund under the Plan for the purpose of  financing  any activity primarily  intended to result in the sale of shares of a Fund,  as determined by the Board,  and for the  purpose  of  providing  certain  services  to  existing shareholders.  Such activities  typically include:  services associated with the operation of the AssetMark  Investment  Services program through which the Funds are  primarily  distributed,  advertising,  compensation  for  sales  and  sales marketing  activities of financial service agents and others, such as dealers or distributors;  shareholder  account  servicing;  production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of the  Distributor  associated  with the sale of  shares  of the  Funds  including equipment,  rent, salaries,  bonuses, interest and other overhead. To the extent any activity is one that a Fund may finance without the Plan, that Fund may also make payments to finance such activity  outside of the Plan,  and is not subject to its  limitations.  Payments  under the Plan are based  upon a  percentage  of average  daily net assets  attributable  to the Funds  regardless of the amounts actually paid or expenses actually incurred by the Distributor;  however,  in no event,  may such payments  exceed the maximum  allowable fee. It is,  therefore, possible  that the  Distributor  may realize a profit in a particular  year as a result of these payments. The Plan increases each Fund's expenses from what they would  otherwise  be. A Fund may engage in joint  distribution  activities  with other  AssetMark  Funds and to the extent the  expenses  are not  allocated to a specific Fund, expenses will be allocated based on each Fund's net assets.

Rule 12b-1 requires that (i) the Board of Trustees receive and review,  at least quarterly, reports concerning the nature and qualification of expenses which are made;  (ii) the Board of  Trustees,  including  a  majority  of the  Independent
Trustees,  approve all agreements  implementing the Plan; and (iii) the Plan may be continued from  year-to-year  only if the Board,  including a majority of the
Independent Trustees,  concludes at least annually that continuation of the Plan is likely to benefit shareholders.

For the  fiscal  year ended  June 30,  2004,  the  following  amounts  were paid pursuant to the Distribution Plan:

                                                                  12b-1 Expenses Paid
Expenses
                                Large     Large                                           Real                  Core
                                Cap       Cap         Small/Mid  Small/Mid  International Estate     Tax-Exempt Plus
                                Growth    Value       Cap        Cap        Equity       Securities  Fixed      Fixed
                                Fund      Fund        Growth     Value      Fund         Fund        Income     Income
                                                      Fund       Fund                                Fund       Fund
-------------------------------------- ----------- ---------- ---------- ----------- ---------- ---------- -----------
Advertising/Marketing
Printing/Postage
Payment to distributor
Payment to dealers
Compensation to sales
personnel
Other (Payments to AssetMark
associated with operation of
the AssetMark Investment
Services Program)*
------------------------------ ----------- ----------- ---------- ---------- ----------- ---------- ---------- -----------
Total
============================== =========== =========== ========== ========== =========== ========== ========== ===========

*    The  payments  to  AssetMark  reflected  in this  chart  are  amounts  that
     AssetMark  receives  indirectly from mutual fund  supermarkets that receive
     12b-1 fees directly from the Funds.

The Adviser's primary business is to operate the AssetMark  Investment  Services program, a managed account program that is used by financial  professionals such as investment  advisers and broker-dealers to deliver state of the art financial planning,  investment  advisory and asset allocation  services to their clients.
The  AssetMark  program  uses  asset  allocation  models  and other  tools  that investors  use to invest in an array of open-end  mutual  funds,  including  the
AssetMark Funds.

The primary method of distributing  the AssetMark Funds is through the AssetMark
Investment Services program, and AssetMark is responsible for all aspects of the operation of the program.  In addition,  unaffiliated  mutual fund  supermarkets facilitate  the  operation  of the  AssetMark  Investment  Services  program  by maintaining investor accounts, and providing back office,  shareholder servicing and  recordkeeping  services that enable investors to access the AssetMark Funds and other funds. The Funds pay rule 12b-1 fees to the mutual fund  supermarkets, and the mutual fund  supermarkets,  in turn,  pay a negotiated  portion of those fees back to AssetMark for services it provides in connection with the AssetMark
program,  including:   establishing  and  maintaining  electronic  communication
channels with the fund  supermarkets  and the Funds' transfer agent;  processing investor transactions under relevant asset allocation models and packaging order information  for  delivery  to the fund  supermarkets;  maintaining  shareholder records; generating quarterly holdings, performance and account summary reports;
and generally  assisting in the operation of the AssetMark program.  These types of negotiated payments are common among mutual fund supermarkets and the managed account  program  providers  that use them.  These amounts paid to AssetMark are reflected in the table above.

With the  exception  of payments to  AssetMark in its capacity as the sponsor of the AssetMark  program as described above, no "interested  person" of the Funds, as defined in the 1940 Act, and no Independent Trustee of the Trust has or had a
direct or indirect financial interest in the Plan or any related agreement.

Shareholder Servicing Agents

Each Fund may enter into  agreements  with  certain  organizations  that provide
various   services  to  Fund   shareholders.   Pursuant   to  such   agreements,
organizations that provide shareholder  services may be entitled to receive fees from a Fund for  shareholder  support.  Such  support may  include,  among other
things,   assisting  investors  in  processing  their  purchase,   exchange,  or
redemption requests, or processing dividend and distribution payments.

Service Providers
--------------------------------------------------------------------------------

The Trust  entered  into a number of  agreements  whereby  certain  parties will provide various services to the Funds.

U.S.  Bancorp  Fund  Services,   LLC  ("USBFS")  will  provide   accounting  and
administrative services and shareholder servicing to the Funds as transfer agent and  dividend  disbursing  agent.  USBFS's  address is 615 E.  Michigan  Street,
Milwaukee, Wisconsin 53202. The services to be provided under the Transfer Agent
Servicing  Agreement include  processing  purchase and redemption  transactions, establishing  and  maintaining  shareholder  accounts  and  records,  disbursing dividends declared by the Funds, day-to-day administration of matters related to the  existence  of the Trust under state law (other  than  rendering  investment advice), maintenance of its records, preparation, mailing and filing of reports, assistance in monitoring the total number of shares sold in each state for "Blue
Sky"  purposes and  assistance  in the  preparation  of the Funds'  registration statement under federal and state securities laws.

Pursuant to a Fund  Administration  Servicing  Agreement  and a Fund  Accounting
Servicing  Agreement,  each  between  USBFS and the Trust,  USBFS also  performs certain  administrative,  accounting and tax reporting  functions for the Funds, including  preparation  and filing federal and state tax returns,  preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the SEC,  preparing  financial  statements for the Annual and Semi-Annual Reports to the SEC and current investors,  monitoring the Funds' expense accruals,  performing securities valuations and, from time to time,  monitoring the Funds'  compliance  with their  investment  objectives and restrictions.

For the fiscal years ended June 30, 2002,  2003 and2004,  the following  amounts were paid to USBFS for administrative services:

                    Fund:                                               Administration Fee Paid
                    -----                                               -----------------------
                                                                   2004          2003          2002
                                                                   ----          ----          ----
                    Large Cap Growth Fund                                      $39,264       $17,108
                    Large Cap Value Fund                                       $39,126       $17,783
                    Small/Mid Cap Growth Fund                                  $28,600       $16,382
                    Small/Mid Cap Value Fund                                   $28,617       $16,377
                    International Equity Fund                                  $34,411       $18,230
                    Real Estate Securities Fund                                $28,625       $16,369
                    Tax-Exempt Fixed Income Fund                               $28,610       $16,357
                    Core Plus Fixed Income Fund                                $44,214       $17,006

U.S.,  Bank,  N.A., an affiliate of USBFS, is the custodian of the assets of the
Funds, as well as the Funds' Foreign Custody Manager (the "Custodian")  pursuant to a custody  agreement between the Custodian and the Trust dated as of _______,
2004  ("Custody  Agreement"),  whereby  the  Custodian  provides  for  fees on a transactional basis plus out-of-pocket  expenses. The Custodian's address is 425
Walnut Street, Cincinnati, Ohio 45202.

Anti-Money Laundering Program
--------------------------------------------------------------------------------

The Trust has  established  an  Anti-Money  Laundering  Compliance  Program (the
"Program")  as required by the Uniting and  Strengthening  America by  Providing
Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA
PATRIOT Act"). In order to ensure  compliance with this law, the Trust's Program provides for the  development  of internal  practices,  procedures and controls, designation of anti-money  laundering  compliance officers,  an ongoing training program and an independent  audit function to determine the effectiveness of the
Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's  omnibus  account  holders have  established  proper  anti-money laundering  procedures,  reporting  suspicious and/or fraudulent  activity and a complete and thorough review of all new opening account applications.  The Trust will not transact  business with any person or entity whose  identity  cannot be adequately verified under the provisions of the USA PATRIOT Act.

Codes of Ethics
--------------------------------------------------------------------------------

The Trust, the Advisor,  the Distributor and the sub-advisors have adopted Codes of  Ethics  that  govern  the  conduct  of  employees  of  the  Trust,  Advisor,
Distributor and sub-advisors who may have access to information about the Funds'
securities  transactions.  The Codes recognize that such persons owe a fiduciary duty to the Funds'  shareholders  and must place the  interests of  shareholders
ahead  of  their  own   interests.   Among  other  things,   the  Codes  require
pre-clearance  of certain  personal  securities  transactions;  certain blackout periods for personal  trading of securities which may be considered for purchase or sale by the  Advisor  or a  sub-advisor  for a Fund or other  clients  of the
Advisor or sub-advisor;  annual and quarterly  reporting of personal  securities holdings; and limitations and/or pre-clearance  requirements on personal trading of initial  public  offerings.  Violations of the Codes are subject to review by the Trustees and could result in severe penalties.

Proxy Voting Guidelines
--------------------------------------------------------------------------------

The following  information  is a summary of the proxy voting  guidelines for the
Advisor and the Sub-Advisors.

                       ASSETMARK INVESTMENT SERVICES, INC.
                                 ASSETMARK FUNDS

I.   Introduction

     AssetMark  Investment  Services,  Inc. (the  "Advisor")  is the  investment adviser  of  each  of the  eight  separate  mutual  funds  (each  a  "Fund"  and collectively the "Funds") within AssetMark  Funds(R)(the  "Trust"),  an open-end management  investment  company.  The Advisor  selects one or more  sub-advisors
("Sub-Advisors") to manage distinct segments of a market or asset class for each
Fund.

II.  Delegation of Proxy Voting Authority

     The Board of Trustees of the Trust (the "Board") has delegated  each Fund's proxy voting authority to the Advisor.  The Advisor,  in turn, has contractually delegated each Fund's proxy voting authority to its respective Sub-Advisor(s).

III. Review of Sub-Advisors' Proxy Voting

     The Advisor  will review each  Sub-Advisor's  proxy  voting  guidelines  to ensure  that they  meet the  standards  set forth  from time to time by the U.S.
Securities and Exchange  Commission (the "SEC").  The Advisor will report to the
Board at least  annually  regarding the compliance of each  Sub-Advisor's  proxy voting  guidelines  with such SEC standards,  including the procedures that each
Sub-Advisor  uses when a vote presents a conflict  between the interests of Fund shareholders and those of the Sub-Advisor.

A.   Reporting of Conflicts of Interest

     The  Sub-Advisors  shall report to the Advisor on a regular basis,  but not less than  annually,  any  conflicts of interest that arose from proxy votes and how such conflicts were resolve d. The Advisor shall provide such reports to the
Board at the next regular  meeting of the Board after such reports were received from the Sub-Advisors.

IV.  Recording of Proxy Votes

     Each Sub-Advisor shall provide the following information to the Advisor for each matter  relating  to a portfolio  security  considered  at any  shareholder meeting held during the period covered by the Trust's report on Form N-PX:

A.   The name of the issuer of the portfolio security;
B.   The exchange ticker symbol of the portfolio security;
C.   The  Council  on Uniform  Securities  Identification  Procedures  ("CUSIP")
     number for the portfolio security;
D.   The shareholder meeting date;
E.   A brief identification of the matter voted on;
F.   Whether the matter was proposed by the issuer or by a security holder;
G.   Whether the Sub-Advisor cast its vote on the matter;
H.   How the  Sub-Advisor  cast its vote  (e.g.,  for or  against  proposal,  or abstain; for or withhold regarding election of directors); and
I.   Whether the Sub-Advisor cast its vote for or against management.

     This  information  shall be provided by each  Sub-Advisor to the Advisor by
July 31 of each year in the format specified by the Advisor.

V.   Disclosure of Proxy Voting Guidelines

A.   Registration Statement

     All of the Trust's registration statement filings with the SEC on Form N-1A after July 1, 2003 shall contain a description of these Proxy Voting  Guidelines and those of the Sub-Advisors.

B.   Registration Statement, Annual Report and Semi-Annual Report

     All of the Trust's registration statement filings on Form N-1A with the SEC after July 1, 2003, as well as any annual or semi-annual reports to shareholders after the effective  date of such  registration  statement,  shall disclose that these Proxy Voting Guidelines and those of the Sub-Advisors shall be available:

o    By calling a  specified  toll-free  number to obtain a hard  copy;  or
o    By going to the SEC website at http://www.sec.gov.

C.   Delivery of Hard Copy Requests

     When the Advisor receives a request for a description of these Proxy Voting
Guidelines and those of the  Sub-Advisors,  it will deliver the description that is disclosed in the Statement of Additional  Information included in the Trust's registration  statement.  This information will be sent out via first class mail
(or other  means  designed  to ensure  equally  prompt  delivery)  within  three business days of receiving the request.

VI.  Form N-PX

A.   Preparation and Filing of Form N-PX

     The Advisor,  on behalf of the Trust, shall prepare and file Form N-PX with the SEC not later than August 31 of each year,  which shall  include the Trust's proxy  voting  record for the most recent  twelve-month  period ended June 30 of that year.

B.   Disclosure of Voting Record in  Registration  Statement,  Annual Report and
     Semi-Annual Report

     All of the Trust's registration statement filings with the SEC on Form N-1A after  August  30,  2004,  as well  as any  annual  or  semi-annual  reports  to shareholders  after that date, shall state that  information  regarding how each
Fund voted  proxies  relating  to  portfolio  securities  during the most recent
12-month period ended June 30 is available:

o    By calling a  specified  toll-free  number to obtain a hard  copy;  or
o    By going to the SEC website at http://www.sec.gov.

C.   Delivery of Hard Copy Requests

     When the Advisor  receives a request for the Trust's  proxy voting  record, the Advisor  shall send the  information  disclosed in the Trust's most recently filed  report on Form N-PX via first  class  mail (or other  means  designed  to ensure  equally  prompt  delivery)  within three  business days of receiving the request.

D.   Maintenance on the Trust's Website

     If the Trust  discloses  that its proxy  voting  record is  available on or through  its  website,  the  Trust  must  make  available  free  of  charge  the information  disclosed  in its most  recently  filed  report  on Form N-PX on or through its website as soon as  reasonably  practicable  after filing the report with the SEC.  The  information  disclosed in the Trust's  most  recently  filed report on Form N-PX must remain  available on or through its website for as long as the Trust  discloses  that its proxy voting record is available on or through its website.

VII. Proxy Issues with Respect to Securities on Loan

     If voting  rights with respect to loaned  securities  owned by clients have passed to the borrower, the Adviser will not call the loan or otherwise secure a valid proxy to vote the loaned  securities  unless the proposal to be voted upon would have a material effect on the 'economic best interests' of the client. For a proposal to have a material  effect on the  'economic  best  interests' of the client,  (i) the passage or failure to pass the proposal  must be likely to have an effect on the market price of the issuer's  stock;(ii)  the client must own a sufficient  percentage of the issuer's stock so that the client's affirmative or negative  vote would be likely to affect the outcome of the  proposal;  and (ii)
with respect to the Fund, the issuer's stock must represent a sufficient portion of the Fund's net assets such that the likely  change in the market price of the issuer's stock would affect the net asset value of the Fund.

AssetMark  will rely on the  Sub-Advisors  to inform the Advisor when there is a material proxy. In these cases, AssetMark will verify whether the security is on loan. If the security is on loan, AssetMark will instruct U.S. Bancorp to recall the security immediately to enable the sub-advisor to vote the proxy.

                     ATLANTA CAPITAL MANAGEMENT COMPANY, LLC
                        SUMMARY OF PROXY VOTING POLICIES
               SUB-ADVISOR TO THE ASSETMARK LARGE CAP GROWTH FUND

     Atlanta Capital Management Company, LLC ("ACM") has adopted and implemented written  policies and procedures  that ACM believes are  reasonably  designed to ensure that  proxies are voted in the best  interest of clients,  in  accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of
1940, as amended.  ACM seeks to exercise its clients'  rights as shareholders of voting securities to support sound corporate governance of the companies issuing those  securities  with  the  principle  aim of  maintaining  or  enhancing  the companies'  economic value.  ACM has adopted formal written  guidelines that are designed  to  promote  accountability  of a  company's  management  and board of directors to its  shareholders  and to align the  interests of  management  with those of  shareholders.  Except in the  instance of routine  matters  related to corporate  administrative  matters  which are not expected to have a significant economic impact on the company or its  shareholders (on which ACM will routinely vote with management),  ACM will review each matter on a case-by-case  basis and reserve the right to deviate from the guidelines  when it believes the situation warrants such a deviation.  In special cases, ACM's Proxy Administrator may seek insight from ACM's analysts,  portfolio  managers and/or Executive  Committee on how a  particular  proxy  proposal  will  impact the  financial  prospects  of a company, and vote accordingly.  ACM contracts its proxy voting administration to
Institutional  Shareholder  Services  ("ISS") and  Automatic  Data  Processing's
ProxyEdge ("ADP"). ISS and ADP are the industry leaders in proxy administration.
ISS also  provides  analyses of the issues being voted at each company  meeting, which assist ACM in determining how to vote the proxies.  By utilizing the proxy administration services of ISS and ADP, ACM increases its efficiency in handling proxies and meets all of the requirements for retention and reporting.

I.   Summary of Proxy Voting Guidelines

A.   Election of Board of Directors

     ACM believes that a board of directors should primarily be independent, not have  significant  ties to management and consist of members who are all elected annually.  In addition,  ACM believes that  important  board  committees  (e.g., audit, nominating and compensation committees) should be entirely independent.

B.   Approval of Independent Auditors

     ACM  believes  that the  relationship  between the company and its auditors should  be  limited  primarily  to  the  audit  engagement  and  closely  allied audit-related and tax services,  although  non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. ACM will also consider the  reputation of the auditor and any problems that may have arisen in the auditor's performance of services.

C.   Executive Compensation

     ACM believes that appropriately  designed equity-based  compensation plans, approved by  shareholders,  can be an  effective  way to align the  interests of shareholders and the interests of management, employees, and directors. However,
ACM is  opposed  to plans  that  substantially  dilute  shareholders'  ownership interests in the company or have objectionable structural features.

D.   Corporate Structure Matters/Anti-Takeover Defenses

     As a general matter, ACM opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions.

E.   Environmental/Social Policy Issues

     ACM  believes   that   "ordinary   business   matters"  are  primarily  the
responsibility  of  management  and should be approved  solely by the  company's board of directors.  ACM recognizes that certain social and environmental issues raised in shareholder  proposals are the subjects of vigorous  public debate and many are the subject of legal  statutes or  regulation  by federal  and/or state agencies. ACM generally supports management on these types of proposals,  though exceptions  may be made in certain  instances  where ACM believes a proposal has substantial  economic  implications.  ACM expects  that the  companies  in which clients' assets are invested will act as responsible corporate citizens.

II.  Conflict Resolution

     As fiduciary to its clients, ACM puts the interests of its clients ahead of its own. If the  Compliance  Officer and Executive  Committee  determine  that a conflict of interest exists between ACM and its client,  they or their designees will take the following  steps to seek to resolve such conflict  prior to voting any proxies  relating to any company for which a potential  conflict of interest exists ( the "Conflicted Companies"). If the Proxy Administrator expects to vote the  proxy  of the  Conflicted  Company  strictly  according  to the  guidelines contained in the Proxy Voting Policies (the "Policies"), she will (i) inform the
Compliance  Officer and Executive  Committee (or their  designees) of that fact,
(ii) vote the proxies and (iii)  record the  existence  of the  conflict and the resolution of the matter.

     If the Proxy  Administrator  intends to vote in a manner  inconsistent with the guidelines or, if the issues raised by the proxy are not contemplated by the
Policies,  and the matters involved in such proxy could have a material economic impact on the client(s) involved,  the Proxy Administrator will seek instruction on how the proxy should be voted from the board of  directors,  or any committee thereof  identified by the Board, in the case of a Fund; or ACM will provide all reasonable assistance to the board to enable it to make an informed decision. If the board of directors does not provide  instructions to the Proxy Administrator on how to vote the proxy, the Proxy  Administrator  will generally  abstain from voting in order to avoid the appearance of impropriety. If, however, the failure of ACM to vote its  clients'  proxies  would  have a material  adverse  economic impact on ACM's clients' securities holdings in the Conflicted Company,  ACM may vote such  proxies in order to protect its clients'  interests.  In either case, the Proxy  Administrator  will  record the  existence  of the  conflict  and the resolution of the matter.

                            TCW INVESTMENT MANAGEMENT
                        SUMMARY OF PROXY VOTING POLICIES
               SUB-ADVISOR TO THE ASSETMARK LARGE CAP GROWTH FUND
                     AND ASSETMARK SMALL/MID CAP GROWTH FUND

     Certain   affiliates  of  The  TCW  Group,   Inc.  (these   affiliates  are
collectively  referred to as "TCW") act as investment  advisors for a variety of clients,  including mutual funds. In connection with these  investment  advisory duties,  TCW  exercises  voting  responsibilities  for its  clients  through the corporate proxy voting process. TCW believes that the right to vote proxies is a significant  asset of its  clients'  holdings.  In order to  provide a basis for making decisions in the voting of proxies for its clients, TCW has established a proxy  voting  committee  (the  "Proxy  Committee")  and  adopted  proxy  voting guidelines (the  "Guidelines")  and  procedures.  TCW also uses an outside proxy voting service (the "Outside  Service") to help manage the proxy voting process.
The Outside Service facilitates TCW's voting according to the Guidelines (or, if applicable,  according  to  guidelines  submitted  by TCW's  clients)  and helps maintain TCW's proxy voting  records.  Under specified  circumstances  described below involving potential conflicts of interest, the Outside Service may also be requested to help decide certain proxy votes.

I.   The Guidelines

     The  Guidelines  provide  a basis for  making  decisions  in the  voting of proxies for clients of TCW. When voting  proxies,  TCW's utmost  concern is that all decisions be made solely in the interests of the client and with the goal of maximizing  the value of the client's  investments.  With this goal in mind, the
Guidelines cover various  categories of voting decisions and specify whether TCW will vote for or against a  particular  type of proposal.  In many cases,  proxy voting  issues will be decided on a  case-by-case  basis.  When issues are to be decided  on a  case-by-case  basis,  TCW's  philosophy  is  that  its  portfolio managers,  who are primarily  responsible for evaluating the individual holdings of TCW's  clients,  are  best  able to  determine  how  best to  further  client interests and goals.  Therefore,  when the Guidelines  determine that a proposal should be  decided  on a  case-by-case  basis,  these  decisions  are  typically referred to the  portfolio  managers,  who exercise  their best judgment to vote proxies in a manner that will  enhance the  economic  value of clients'  assets, keeping in mind the best  interests  of the  beneficial  owners.  The  portfolio managers may, in their discretion,  take into account the recommendations of TCW management,  the Proxy Committee,  and the Outside  Service.  The Guidelines and
proxy voting procedures are summarized below. The following summary is organized by broad categories of decisions commonly presented to shareholders in the proxy voting  process.  While the  Guidelines  provide a basis for making proxy voting decisions,  TCW may determine to deviate from the  Guidelines on a  case-by-case basis in its discretion consistent with its obligations to clients.

II.  Summary of Proxy Voting Guidelines

A.   Corporate Governance

1.   TCW Votes in Favor of:

o    Proposals asking that the audit, compensation, and nominating committees be composed exclusively of independent directors
o    Proposals to repeal classified boards and elect all directors annually
o    Proposals  to  restore  shareholder  ability  to remove  directors  with or without cause
o    Proposals  that  permit  shareholders  to  elect  directors  to fill  board vacancies o Proposals that remove restrictions on the right of shareholders to act independently of management

2.   TCW Votes Against:

o    Directors who, in the  determination  of TCW or the Outside  Service,  have compiled an insufficient  attendance record at board and committee meetings during the preceding 12 months,  are inside directors who sit on the audit, compensation, or nominating committees, are inside directors where the full board serves as the audit,  compensation,  or  nominating  committee or the company  does not have  one of  these  committees,  or take or fail to take certain  other actions  where the result is deemed  adverse to  shareholder interests
o    Proposals to eliminate  entirely  directors'  and  officers'  liability for violating the duty of care
o    Proposals to classify boards of directors
o    Proposals that provide that directors may be removed only for cause
o    Proposals  to  restrict  or prohibit  shareholder  ability to call  special meetings
o    Proposals  to restrict or  prohibit  shareholder  ability to take action by written  consent o Proposals that give  management the ability to alter the size of the board without shareholder approval

3.   TCW Decides on a Case-by-Case Basis:

o    Votes on director nominees (other than when a vote is withheld as described above)
o    Shareholder  proposals  requiring  that the positions of chairman and chief executive officer be held separately
o    Shareholder proposals asking that a majority of directors be independent

III. Capital Structure

A.   TCW Votes in Favor of:

1.   Management  proposals to increase  common share  authorization  for a stock split

2.   Management  proposals to implement a reverse stock split when the number of shares will be proportionally reduced to avoid delisting

3.   Proposals to create blank check  preferred  stock in cases when the company expressly states that the stock will not be used as a takeover defense

4.   Proposals  to  authorize  preferred  stock when the company  specifies  the voting, dividend,  conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

B.   TCW Votes Against:

1.   Proposals to increase the number of authorized shares of the class of stock
     that  has  superior   voting  rights  in  companies  that  have  dual-class
     capitalization structures

2.   Proposals authorizing new classes of blank check preferred stock

C.   TCW Decides on a Case-by-Case Basis:

1.   Proposals to increase the number of shares of common stock  authorized  for issue

2.   Proposals to  implement  reverse  stock splits that do not  proportionately reduce the number of shares authorized for issue

3.   Shareholder  proposals that seek preemptive rights 4. Proposals to increase common  or  preferred  shares  and  to  issue  shares  as  part  of a  debt restructuring plan

IV.  Executive and Director Compensation

A.   TCW Votes in Favor of:

1.   Shareholder  proposals  that seek  additional  disclosure  of executive and director pay information
2.   Shareholder  proposals  to have  golden and tin  parachutes  submitted  for shareholder ratification
3.   Proposals that request shareholder  approval in order to implement ESOPs or to increase authorized shares for existing ESOPs
4.   Proposals to implement 401(k) savings plans for employees

B.   TCW Decides on a Case-by-Case Basis:

1.   Votes with respect to compensation plans
2.   Management proposals seeking approval to reprice options
3.   Votes on stock-based plans for directors
4.   Votes on employee stock purchase plans
5.   Shareholder proposals that seek to limit executive and director pay
6.   Proposals to ratify or cancel golden or tin parachutes

V.   Miscellaneous Issues

A.   TCW Votes in Favor of:

1.   Proposals to change a corporate name

2.   Proposals  seeking  improved  disclosure  in a  variety  of areas of social concern; e.g., certain environmental and labor issues

B.   TCW Votes Against:

1.   Proposals regarding charitable contributions

2.   Most shareholder  proposals requiring corporate action on matters of social controversy

C.   TCW Decides on a Case-by-Case Basis:

1.   Proposals  to ratify  auditors,  considering  such factors as the length of time the company has retained the auditor and the amount of non-audit  fees the company has paid the auditor during the preceding year

VI.  Conflict Resolution

     It is unlikely that serious conflicts of interest will arise in the context of TCW's proxy voting,  because TCW does not engage in investment banking or the managing or advising of public companies. In the event a potential conflict does arise,  the  primary  means by which TCW avoids a conflict  of  interest  in the voting of  proxies  for its  clients  is by  casting  such  votes  solely in the interests of its clients and in the interests of  maximizing  the value of their portfolio holdings.  In this regard, if a potential conflict of interest arises, but the proxy vote to be decided is  predetermined  under the  Guidelines  to be cast either in favor or against,  then TCW will follow the  Guidelines  and vote accordingly.  On the other hand, if a potential  conflict of interest arises and the  Guidelines are either silent on the matter or provide that such vote should be  decided on a  case-by-case  basis,  then TCW will  undertake  the  following analysis.

     First, if a potential conflict of interest is identified because the issuer soliciting  proxy votes is itself a client of TCW's (or because an  affiliate of such issuer,  such as a pension or profit sharing plan sponsored by such issuer, is a client of TCW's),  then the Proxy  Committee  will  determine  whether such relationship  is material to TCW.  In making this  determination,  a conflict of interest will usually not be deemed to be material unless the assets managed for that client by TCW exceed, in the aggregate,  0.25% (25 basis points) or more of
TCW's total assets under  management.  If such a material  conflict is deemed to have arisen,  then TCW will refrain  completely  from  exercising its discretion with  respect to voting the proxy with  respect to such vote and will,  instead, refer that vote to its Outside Service for its independent  consideration  as to how the vote should be cast.

     Second, in recognition of the significance of TCW's philosophy of referring discretionary  votes to its  portfolio  managers,  TCW's  Compliance  Department monitors  all  relationships  between  portfolio  managers  and their  immediate families,  on the one hand, and issuers soliciting proxy votes from TCW clients, on the other hand. If a manager  conflict is identified  with respect to a given proxy  vote,  the Proxy  Committee  will  remove  such vote from the  conflicted portfolio  manager and, as a group,  the Proxy  Committee will consider and cast the vote.

                        BRANDES INVESTMENT PARTNERS, LLC
                        SUMMARY OF PROXY VOTING POLICIES
                SUB-ADVISOR TO THE ASSETMARK LARGE CAP VALUE FUND

     Brandes  Investment   Partners,   LLC  has  adopted  written  policies  and
procedures  reasonably designed to ensure that votes portfolio securities in the best interest the fund. Brandes generally votes proxies with a view to enhancing the value of the shares of stock held by the fund. The financial interest of the fund is the primary consideration in determining how proxies should be voted. In the case of social and political  responsibility issues that in Brandes' view do not primarily  involve  financial  considerations,  Brandes  generally  votes in accordance with the recommendations of Institutional  Shareholder Services, Inc.
("ISS") and considers the Ceres, MacBride, and Burma Principles when applicable, although  Brandes  sometimes  abstains from voting on these issues.  Brandes has developed Proxy Voting Guidelines,  which its Corporate Governance Committee and the relevant investment  research team(s) and/or investment  committee(s) use in deciding how to vote proxies.  The  Guidelines,  which have been  developed with reference to the  positions of ISS,  set forth  Brandes'  positions on recurring proxy issues and criteria for addressing non-recurring issues.

I.   Summary of Proxy Voting Guidelines

     With the  understanding  that many of the  issues  below are dealt  with in detail in these Proxy Voting  Guidelines (the  "Guidelines"),  Brandes'  current policies with respect to a number of more common  issues are briefly  summarized as follows:

o    Brandes  typically votes with the  recommendations  of a company's Board of
     Directors on routine or non-controversial issues.

o    In  general,  Brandes  opposes  anti-takeover  proposals,   unless  unusual
     circumstances dictate otherwise.

o    In general,  Brandes  votes to support  the  elimination  of  anti-takeover policies, unless unusual circumstances dictate otherwise.

o    Brandes votes on issues relating to social and/or political  responsibility on a case-by-case  basis,  unless directed by a client to vote in a certain manner.

o    Proposals not covered by the  Guidelines and contested  situations  will be evaluated on a case-by-case  basis by a member of the Corporate  Governance
     Committee  or  the  relevant  investment  research  team(s)  or  investment committee(s),  typically with reference to third-party  recommendations and analysis.

A.   Examples Of Proxy Voting With Management On Non-Controversial Matters

1.   Election  of  directors,  in the  absence  of a contest or  controversy  or sustained poor performance.

2.   Ratification  of  selection  of  independent  auditors,  in the  absence of controversy.

3.   Fixing  number of  directors,  unless the  proposal is of an  anti-takeover nature.

4.   Stock  splits,  if not for  anti-takeover  purposes.  5. Change of state of incorporation  for specific  corporate  purposes and not for  anti-takeover purposes.

II.  Arrangements with Outside Firms

     Brandes uses three outside firms ISS, -- Investor  Responsibility  Research
Center, and ADP Financial Services, Inc. -- to assist Brandes in voting proxies.
These firms keep Brandes  informed of shareholder  meeting dates,  forward proxy materials to Brandes,  translate proxy materials  printed in a foreign language, provide Brandes with research on proxy proposals and voting recommendations, and vote proxies in  accordance  with  Brandes  Investment  Partner's  instructions.
Although Brandes may consider ISS's and others' recommendations on proxy issues, it is ultimately responsible for proxy voting decisions.

III. Conflicts

     From time to time, proxy voting  proposals may raise conflicts  between the interests  of the fund and the  interests  of  Brandes  and its  employees.  For example,  Brandes may have a conflict  when a company that is soliciting a proxy is an advisory client of Brandes,  or when Brandes  personnel have a business or personal  relationship with participants in proxy contests,  corporate directors or director  candidates.  Brandes' Corporate Governance Committee is responsible for identifying  proxy voting proposals that present a conflict of interest.  If the Committee  identifies such a proposal,  the Committee will decide whether it presents a material conflict of interest.

     Proxy  proposals  that are  "routine,"  such as  uncontested  elections  of directors,  meeting  formalities,  and  approval  of an annual  report/financial statements are presumed not to involve a material  conflict of interest,  unless the Corporate  Governance Committee has actual knowledge that a routine proposal should be treated as  material.  Non-routine  proxy  proposals  are  presumed to involve a  material  conflict  of  interest,  unless  the  Corporate  Governance
Committee determines that neither Brandes nor its personnel have such a conflict of interest. Non-routine proposals would typically include any contested matter, including a contested  election of  directors,  a merger or sale of  substantial assets,  a change in the articles of incorporation  that materially  affects the rights of shareholders,  and compensation  matters for management  (e.g.,  stock option plans, and retirement plans).

     If  the  Corporate  Governance  Committee  determines  that  Brandes  has a material conflict of interest,  Brandes may vote a proxy regarding that proposal using any of the following methods:

o    Brandes may obtain instructions from the fund on how to vote the proxy.
o    If Brandes is able to disclose the  conflict to the fund,  it may do so and obtain  the  fund's  consent  as to how it will  vote on the  proposal  (or otherwise  obtain  instructions  from the fund on how the  proxy  should be voted).
o    Brandes may vote according to its Guidelines.
o    Brandes may follow the  recommendations of an independent third party, such as ISS, for all proxies.
o    Brandes may follow the  recommendations  of an independent third party only for the proposals that involve a material conflict of interest.

IV.  When Brandes Does Not Vote Proxies

     Brandes  generally  does not vote  proxies  when  the cost of  voting  on a particular  proxy  proposal  could exceed the expected  benefit to the fund, and thus it would not be prudent to vote the proxy. For example,  Brandes  generally will not vote  securities  loaned to another  party when the costs to the client and/or administrative inconvenience of retrieving these securities outweighs the benefit of voting. Also, voting proxies for shares of foreign stocks may involve significantly  greater effort and  corresponding  costs,  such as translation of proxy  materials.  Some  countries  have laws that prevent  Brandes from selling shares for a period of time before or after a shareholder  meeting.  Brandes may decide not to vote shares of foreign stocks subject to these  restrictions  when it believes the benefit from voting the shares is  outweighed by the interest of maintaining client liquidity in the shares.

                          DAVIS SELECTED ADVISERS, L.P.
                        SUMMARY OF PROXY VOTING POLICIES
                SUB-ADVISOR TO THE ASSETMARK LARGE CAP VALUE FUND

     DSA exercises its voting  responsibilities as a fiduciary,  solely with the goal of maximizing  the value of its clients'  investments.  As such,  DSA votes proxies  with a focus on the  investment  implications  of each issue.  For each proxy  vote,  DSA takes into  consideration  its duty to  clients  and all other relevant facts  available to DSA at the time of the vote.  Therefore,  while its guidelines  provide a  framework  for  voting,  votes are  ultimately  cast on a case-by-case basis.

     DSA has  established  a Proxy  Oversight  Group,  a committee of senior DSA officers,  to oversee  voting  policies and  decisions  for  clients.  The group performs its  responsibilities in accordance with its proxy voting principles to ensure  that DSA's  proxy  votes  reflect a thorough  analysis of the issues and their potential  impact on shareholder  value. In evaluating  issues,  the Proxy
Oversight  Group may  consider  information  from many  sources,  including  the portfolio manager for each client account,  management of a company presenting a proposal, shareholder groups, and independent proxy research services.

I.   Summary of Proxy Voting Guidelines1

     DSA has established  general principals for voting proxies on behalf of its clients.  While these  principals  shape its policies,  DSA always  reviews each proxy  individually.  As a  result,  there  may be cases in which  DSA  votes an individual proxy  differently than otherwise stated within the summary.  In such exceptional cases, DSA will document its reasoning.

II.  The Board of Directors

     A. Voting on Director Nominees in Uncontested Elections

     DSA's voting on Director  Nominees will be shaped by DSA's  assessment of a director's  record in  representing  the  interests  of  shareholders.  DSA pays particular attention to directors' performance in the selection,  evaluation and compensation  of  senior  management.  DSA  prefers  directors  to  specify  the benchmarks  or  performance  hurdles by which they are  evaluating  management's performance.  DSA expects  directors  to  construct  compensation  plans so that incentive compensation will not be paid if performance is below these hurdles.

B.   Classification/Declassification of a Board

     DSA votes against proposals to classify a board. DSA votes for proposals to repeal classified boards and to elect all directors annually.

III. Executive Compensation

     DSA  determines   whether  or  not  a  proposal  for  long-term   incentive
compensation is appropriate based on whether the proposal would allow management
to  receive   significant   incentive   compensation  if  long-term  returns  to
shareholders would be considered poor.

--------
1    A complete copy of DSA's Proxy  Policies and  Procedures may be obtained by writing to: Davis Selected Advisers,  L.P. Attn: Chief Compliance  Officer,
     2949 East Elvira Road, Suite 101 Tucson, Arizona, 85706

IV.  Tender Offer Defenses

A.   Poison Pills

     DSA will  generally  vote against  management  proposals to ratify a poison pill. DSA will generally vote for shareholder proposals to redeem a poison pill.

V.   Proxy Contests

A.   Voting for Director Nominees in Contested Elections

     Votes in a contested  election of directors are evaluated on a case-by-case basis,  considering  such factors as:  long-term  financial  performance  of the target company  relative to its industry;  qualifications  of director  nominees
(both slates); and evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met.

VI.  Director and Officer Indemnification and Liability Protection

     Proposals  concerning  director and officer  indemnification  and liability protection are evaluated on a case-by-case  basis.  DSA will generally only vote for  those  proposals  that  provide  coverage  in cases  when a  director's  or officer's legal defense was  unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably  believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

VII. Mergers and Corporate Restructurings

A.   Mergers and Acquisitions

     Votes on mergers and acquisitions  are considered on a case-by-case  basis, taking  into  account  such  factors as:  anticipated  financial  and  operating benefits;  offer price (cost vs. premium);  prospects of the combined companies;
and changes in corporate governance and their impact on shareholder rights.

B.   Corporate Restructuring

         Votes on corporate restructuring proposals are considered on a case-by-case basis.

VIII. Social and Environmental Issues

     In  general,   DSA  abstains   from  voting  on   shareholder   social  and
environmental  proposals  because  their  impact on share  value  can  rarely be anticipated with any high degree of confidence.

IX.  Capital Structure

A.   Common Stock Authorization

     DSA review on a  case-by-case  basis  proposals  to increase  the number of shares of common stock authorized for issue.

B.   Dual-class Stock

     DSA will generally  vote against  proposals to create a new class of common stock with superior  voting  rights.  DSA will  generally  vote for proposals to create a new class of nonvoting or subvoting common stock if:

1.   It is  intended  for  financing  purposes  with  minimal or no  dilution to current shareholders.
2.   It  is  not  designed  to  preserve  the  voting  power  of an  insider  or significant shareholder.

C.   Identifying and Resolving Potential Conflicts of Interest

     A potential  conflict of interest  arises when DSA has  business  interests that may not be consistent  with the best interests of its client.  In reviewing proxy  issues  to  identify  any  potential  material  conflicts  between  DSA's interests and those of its clients, DSA will consider:

1.   Whether  DSA has an  economic  incentive  to vote in a  manner  that is not consistent with the best interests of its clients; or

2.   Whether  there are any  business  or personal  relationships  between a DSA employee and the officers or directors of a company  whose  securities  are held in client  accounts  that may create an  incentive to vote in a manner that is not consistent with the best interests of its clients.

     Assessing Materiality. Materiality will be defined as the potential to have a significant impact on the outcome of a proxy vote.

D.   Identifying Potential Conflicts of Interest

     The Chief  Compliance  Officer is  responsible  for  identifying  potential material  conflicts  of  interest  and voting the  proxies in  conformance  with direction  received from the Proxy Oversight Group. The Chief Compliance Officer shall bring  novel or  ambiguous  issues  before the Proxy  Oversight  Group for guidance.

E.   Resolving Potential Conflicts of Interest

     The Proxy  Oversight  Group is charged with  resolving  material  potential conflicts of interest  which it becomes  aware of in a manner that is consistent with the best interests of clients. The Proxy Oversight Group shall exercise its judgment  and  discretion  to  determine  an  appropriate  means of  resolving a potential conflict in any given situation, which may include:

1.   Voting  consistent  with DSA's  General  Proxy Voting  Policies,  which are presumed to be consistent with the best interests of clients;

2.   Disclosing  the conflict to the client and obtaining  the client's  consent prior to voting the proxy;

3.   Obtaining guidance from an independent third party; or

4.   Other reasonable means of resolving  potential  conflicts of interest which effectively  insulate the  decision on how to vote client  proxies from the conflict.

                 TRANSAMERICA INVESTMENT MANAGEMENT, LLC ("TIM")
                        SUMMARY OF PROXY VOTING POLICIES
             SUB-ADVISOR TO THE ASSETMARK SMALL/MID CAP GROWTH FUND

     It is TIM's policy to vote  proxies in the best  interest of its clients at all times  pursuant to its Proxy  Voting  Policy (the  "Policy").  TIM has proxy voting policy  guidelines (the  "Guidelines")  regarding certain issues that may come before  shareholders from time to time. These Guidelines  provide a roadmap for  arriving  at voting  decisions  and are not meant to be  exhaustive  of all issues that may be raised in any or all proxy ballots. In order to implement and monitor this Policy,  TIM has established a Proxy  Committee (the  "Committee"), which has responsibility for review of proxies to be voted by TIM, as well as to resolve  issues  which may arise in the  process  of voting  proxies.  It is the
Committee's  responsibility  to ensure that proxy  votes are made in  accordance with the Policy.  When applicable,  the Committee shall review written materials pertinent  to the vote at hand and shall  hear  verbal  opinions  from  relevant portfolio  managers  and/or  analysts as needed to fully consider the investment merits of the vote.  The  following  is a concise  summary of TIM's proxy voting policy guidelines.

I.   Summary of Proxy Voting Guidelines

II.  Board of Directors

A.   Voting on Director Nominees in Uncontested Elections

     Votes  on  director  nominees  should  be  made  on a  CASE-BY-CASE  basis, examining  the  following  factors:  independence  of the  board  and key  board committees,  attendance at board meetings,  corporate governance  provisions and takeover activity, long-term company performance,  responsiveness to shareholder proposals,  any egregious  board  actions,  and any excessive  non-audit fees or other potential auditor conflicts.

     B. Classification/Declassification of the Board

     Vote AGAINST  proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

C.   Majority of Independent Directors/Establishment of Committees

          Vote FOR  shareholder  proposals  asking  that a  majority  or more of directors be independent.  Vote FOR shareholder proposals asking that board audit,  compensation,  and/or nominating committees be composed exclusively of independent directors.

III. Proxy Contests

A.   Voting for Director Nominees in Contested Elections

     Votes  in  a  contested  election  of  directors  must  be  evaluated  on a
CASE-BY-CASE basis, considering the factors that include the long-term financial performance,  management's  track record,  qualifications  of director  nominees
(both slates), and an evaluation of what each side is offering shareholders.

IV.  Poison Pills

     Vote FOR shareholder proposals that ask a company to submit its poison pill for  shareholder  ratification.  Review  on  a  CASE-BY-CASE  basis  shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

V.       Mergers and Corporate Restructurings

     Vote  CASE-BY-CASE  on mergers and corporate  restructurings  based on such features  as  the  fairness  opinion,  pricing,  strategic  rationale,  and  the negotiating process.

VI.  Capital Structure

A.   Common Stock Authorization

     Votes on  proposals  to  increase  the  number of  shares  of common  stock authorized  for issuance are determined on a  CASE-BY-CASE  basis.  Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote
FOR  proposals  to  approve  increases  beyond  the  allowable  increase  when a company's  shares are in danger of being  delisted or if a company's  ability to continue to operate as a going concern is uncertain.

B.   Dual-class Stock

     Vote AGAINST  proposals to create a new class of common stock with superior voting  rights.  Vote FOR  proposals  to  create a new  class  of  nonvoting  or subvoting common stock if:

o    It is  intended  for  financing  purposes  with  minimal or no  dilution to current shareholders

o    It  is  not  designed  to  preserve  the  voting  power  of an  insider  or significant shareholder

VII. Executive and Director Compensation

     Votes  with  respect  to  compensation  plans  should  be  determined  on a
CASE-BY-CASE  basis.  TIM reviews  Executive  and  Director  compensation  plans
(including  broad-based  option  plans)  in  the  context  of  the  transfer  of shareholder  wealth.  This review  encompasses  not only a comparison  of a plan relative to peer companies,  but also on an absolute basis, considering the cost of the plan versus.  the operating income and overall  profitability of the firm in question. Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

A.   Employee Stock Purchase Plans

     Votes  on  employee   stock  purchase  plans  should  be  determined  on  a
CASE-BY-CASE  basis.  Vote FOR employee  stock  purchase  plans where all of the following apply:

o    Purchase price is at least 85 percent of fair market value
o    Offering period is 27 months or less, and
o    Potential voting power dilution (VPD) is ten percent or less.

     Vote  AGAINST  employee  stock  purchase  plans  where any of the  opposite conditions obtain.

B.   Shareholder Proposals on Compensation

     Vote on a CASE-BY-CASE basis for all other shareholder  proposals regarding executive and director pay, taking into account company  performance,  pay level versus peers, pay level versus industry, and long term corporate outlook.

VIII. Social and Environmental Issues

     These  issues cover a wide range of topics,  including  consumer and public safety,  environment and energy,  general corporate issues,  labor standards and human rights,  military  business,  and workplace  diversity.  In general,  vote
CASE-BY-CASE.  While a wide  variety of  factors  goes into each  analysis,  the overall principal guiding all vote  recommendations  focuses on how the proposal will enhance the economic value of the company.

IX.  Use of Independent Third Party

     TIM will maintain the services of a qualified  independent third party (the
"Independent  Third  Party") to provide  guidance on proxy  voting  issues.  The
Independent Third Party selected by TIM is Institutional  Shareholder  Services,
Inc. ("ISS").  TIM will consider the research provided by ISS when making voting decisions on proxy issues.  The final  determination on voting,  however,  rests with TIM.

X.   Conflicts of Interest Between TIM and Clients

     TIM recognizes the potential for material  conflicts that may arise between its own interests and those of the Clients. To address these concerns,  TIM will take one of the following  steps to avoid any  impropriety  or the appearance of impropriety:

o    Vote in accordance with the  recommendation of the Independent Third Party;
     or
o    Obtain the  consent(s) of the Client(s)  whose accounts are involved in the conflict.

                         ARIEL CAPITAL MANAGEMENT, INC.
                        SUMMARY OF PROXY VOTING POLICIES
              SUB-ADVISOR TO THE ASSETMARK SMALL/MID CAP VALUE FUND

     Ariel  Capital  Management,  Inc.  ("Ariel"),  as  a  federally  registered investment  adviser,  exercises  a voice on behalf of its  clients in matters of corporate governance through the proxy voting process. Ariel takes its ownership responsibilities very seriously.  Ariel exercises its voting responsibilities as a  fiduciary,  solely  with the goal of  maximizing  the  value of its  clients'
investments.  Ariel acquires and holds a company's  securities in the portfolios it manages with the  expectation  that the securities  will be a good investment and will appreciate in value.  As such,  Ariel votes proxies with a focus on the investment implications of each issue. While Ariel's proxy voting guidelines,  a summary of which is listed  below,  provide a framework  for  voting,  votes are ultimately cast on a case-by-case basis.  Ariel's voting guidelines are designed to reflect its view of their potential  impact on long-term  shareholder  value.
These guidelines will frame the analysis of each proxy issue and provide a basis for  decision-making.  In evaluating issues, Ariel may consider information from many sources.  Subject to the oversight  and review of the  Compliance  Officer,
Ariel research  analysts are  responsible for monitoring  corporate  actions and analyzing  the issues  raised by client  proxies if Ariel has been  assigned the right to vote the proxies.  Administrative personnel ensure that the proxies are voted and that voting is done in a timely manner. Prior to casting a vote, Ariel may use its influence as a large  shareholder  to highlight  certain  management practices.  Consistent with its fiduciary  duties,  Ariel may express to company management its views on key issues that affect shareholder value.  Opening lines of  communication  with company  management to discuss these types of issues can often prove beneficial to Ariel's clients.

I.   Summary of Proxy Voting Guidelines

     Summarized   below  is  a  description  of  Ariel's  general  proxy  voting guidelines.  These  guidelines  are not intended to address every proxy proposal that may arise,  and Ariel  reserves  the right to depart from these  guidelines when Ariel  believes  that it is in the  client's  best  interest  to do so. All deviations  from  the  stated  guidelines  will  be  documented.  As part of our
investment   process  Ariel  places   extraordinary   emphasis  on  a  company's
management,  its Board and its  activities.  Ariel looks for companies with high quality management, as represented by their industry experience,  the quality of products and services provided and their reputations within the community.  As a
result,   it  is  generally   the  policy  of  Ariel  to  vote  its   investment
responsibility  shares in favor of proposals  recommended  by the Board,  except when a Board proposal or recommendation  has the potential to run counter to our goal of maximizing the long-term  value of our clients'  investments.  While the majority of proxies voted are routine  issues,  i.e.,  election of directors and selection of auditors,  all  non-routine  issues are analyzed on a  case-by-case basis by the Ariel research  analyst who follows the company in question.  Below is a summary of the guidelines which generally guide this decision-making.

II.  Increase in the number of authorized shares.

     While Ariel  realizes that an increase in the number of  authorized  shares can raise needed capital, Ariel is also wary of dilution of existing shareholder interest. As such, these issues are voted on a case-by-case basis.

III. Approval and/or amendments to Executive compensation.

     Ariel recognizes the need for companies to have flexibility in the way they compensate  executives and to utilize a variety of tools,  including options and restricted  stock, to provide incentive to employees.  In general,  Ariel favors stock incentive plans as they promote  employee  loyalty and encourage a greater effort by those  who have a vested  interest  in the  company.  With that  said, compensation should be structured to reward management for superior  performance and not in  response  to general  market  moves or  consistent  underperformance versus peers.

IV.  Size of the Board of Directors.

     In  theory,   capping  the  number  of  directors   should   eliminate  any
manipulation by management  over the Board.  As such, in most  instances,  Ariel favors a fixed  number of  directors.  Increasing  the size of the Board has the potential to dilute the voting power of individual members and enable management to surround  itself with cohorts,  thereby  increasing  management's  ability to manipulate  the  Board.  Ariel  would  only  vote in  favor  of such an issue if shareholders stood to benefit.

V.   Classified Board and/or Staggered Board.

     In general,  Ariel is not opposed to classified  Boards.  However,  in rare instances  Ariel  opposes  classified  Boards  if there is  reason  to  question
management's   candor  with   shareholders,   management's   capital  allocation
decisions,  and/or in cases  where  management  consistently  fails to retain or attract good people.  Additionally,  Ariel may oppose  classified Boards if they limit shareholder control and reduce shareholder ability to effect change.

VI.  Withholding Board Authority.

     In general,  Ariel does not vote to withhold Board Authority.  However,  in rare  instances  Ariel  may do so if we are  concerned  that  actions  of senior management and the Board will fail to enhance shareholder value.

VII. Cumulative Voting.

     Cumulative  voting  is  a  corporate   governance  tool  that  can  protect
shareholder  interests.  It is a way of giving shareholders access and influence over  the  election  of  directors.  Ariel is "For"  cumulative  voting  when it enhances  the  voice  of the  shareholder,  especially  when it  gives  minority shareholders  an opportunity to name a  representative(s)  to the Board.  On the other  hand,  if  cumulative  voting is used by a minority  shareholder  for the purpose of  disrupting  the Board for any  short-term  gain,  Ariel is  strictly opposed.  It is worth noting that in our role as passive investors,  Ariel never seeks Board representation or active involvement in the day-to-day management of a company.

VIII. Golden Parachutes.

     Because most golden parachutes give executives such extreme compensation in exchange for a change in corporate control with no regard for either performance or shareholders return, Ariel is generally opposed to any proposal for this type of compensation.

IX.  Poison Pills.

     In general, Ariel opposes poison pills.

     X. Mergers/Reorganizations.

     Ariel  strongly  believes  shareholders  have an absolute  right to vote on mergers  and  reorganizations.  Ariel  reviews  each  of  these  instances  on a case-by-case  basis to  determine  whether to support or reject such a proposal.
Decisions  are based on  Ariel's  view of the best  long-run  prospects  for the company and whether the  restructuring/merger  is consistent  with that long-run performance. Moreover, the terms and provisions of the merger/restructuring must be fair to existing shareholders.

XI.  Northern Ireland.

     Ariel  votes in favor  of any  shareholder  proposal  which  calls  for the adoption or implementation of the MacBride principles.

XII. Environmental.

     Because  a  company's   environmental   policies  and  record  can  have  a
substantial effect on financial performance, Ariel favors resolutions asking for a report of current environmental practices.

XIII. Shareholder Activism.

     Ariel  believes  strong  financial  results  can  be  linked  to  corporate responsibility.  Ariel believes  businesses that are  environmentally  friendly, support  community  involvement and promote  corporate  diversity  improve their chances for long-term financial success.

XIV. Conflicts of Interest

     Ariel has  adopted a Code of  Ethics,  Insider  Trading  Policy,  and other
compliance   policies  and  procedures  to  preserve  the  independence  of  its investment  advice  to its  clients.  Nonetheless,  from  time to time,  a proxy proposal may still involve an apparent conflict between the interests of Ariel's client  and the  interests  of Ariel  or any  affiliated  person  of  Ariel.  In reviewing  proxy issues to identify any  potential  material  conflicts  between
Ariel's interests and those of its clients, Ariel will consider:

     Whether  Ariel has an  economic  incentive  to vote in a manner that is not consistent with the best interests of its clients.  For example,  Ariel may have an economic incentive to vote in a manner that would please corporate management if Ariel was in the process of seeking a client  relationship with a company and wanted that company's  corporate  management to direct  business to Ariel.  Such business could include, among other things, managing company retirement plans or serving as sub-adviser for funds sponsored by the company; or

     Whether   there  are  any   business  or  personal   (including   familial)
relationships  between an Ariel  employee  and the  officers or  directors  of a company  whose  securities  are  held in  client  accounts  that may  create  an incentive to vote in a manner that is not consistent  with the best interests of its clients.

     Subject to the  oversight of the  Compliance  Officer,  the Ariel  research analysts  are  responsible  for  identifying  potential  material  conflicts  of interest,  deciding  how the  proxy  should  be  voted,  and  documenting  their reasoning.  Administrative  personnel  vote  the  proxies  in  conformance  with direction received from the research analysts or the Proxy Resolution  Committee
(defined below).

     If it is determined that a material conflict of interest may exist, such as a business  relationship with a portfolio company, the proxy will be referred by the Analyst to the Proxy Resolution  Committee (the "Committee").  The Committee
is charged with determining that the analysts'  decisions regarding proxy voting are based on the best  interests  of our  clients  and are not the  product of a conflict. Proxy votes consistent with Ariel's general proxy voting guidelines as summarized  below,  are  presumed to be  consistent  with the best  interests of clients but are still subject to review and approval by the Committee.

     The Committee consists of the following individuals:

o    The four Senior Vice Presidents of Portfolio Management; and
o    The Compliance Officer (in his absence, the General Counsel).

     Any  decision  by the  Committee  must be  approved  by at least 3 of the 5 members of the Committee.

                          CRAMER ROSENTHAL MCGLYNN, LLC
                        SUMMARY OF PROXY VOTING POLICIES
              SUB-ADVISOR TO THE ASSETMARK SMALL/MID CAP VALUE FUND

     The Advisor has  delegated  authority  to vote  proxies  relating to equity securities  held by the AssetMark  Small/Mid Cap Value Fund to Cramer  Rosenthal
McGlynn,  LLC ("CRM" or the "Firm").  In exercising such voting  authority,  CRM shall vote proxies in the best interest of the fund  shareholders  and shall not subrogate the fund's interest to its own. The Firm's Policies and Procedures for
Proxy  Voting  are  designed  to assure  that CRM votes all  proxies in the best interests  of the fund  shareholders  and to provide  the fund with  information about how proxies are voted.

I.   CRM's Proxy Voting Process

     It is CRM's policy to monitor corporate actions, analyze proxy solicitation materials,  and vote all proxies for stocks which are held in the fund as of the record date in a timely and appropriate  manner.  CRM monitors corporate actions electronically  through a proxy service  provided by Automated  Data  Processing
("ADP").  Through the service,  CRM receives electronic notice of upcoming proxy votes,  meetings and record dates and other  information  on upcoming  corporate actions by  companies  in which CRM clients are  shareholders.  CRM utilizes the service to electronically vote such proxies.  CRM reviews and analyzes all proxy materials through an independent third party, Institutional Shareholder Services
("ISS").  ISS provides  CRM with  detailed  analyses and voting  recommendations based on empirical  research measuring the impact of proxy issues on shareholder value in order to maximize shareholder value.

     CRM's voting policies are applied consistently across all portfolios within each category.  As a general matter, CRM votes client proxies in accordance with
ISS recommendations.  CRM believes that proxies are voted in a manner that is in the best  interests  of the fund when the final  votes are left to an  impartial body  that  is  focused  on  proxy  policy.  However,  ultimate  decision-making authority  as to how a proxy  shall be voted  rests  with CRM and  there  may be instances where CRM believes that following ISS recommendations  would not be in the best interests of the fund. ISS' Guidelines are summarized below.

II.  Corporate Governance Matters

A.   Voting on Director Nominees in Uncontested Elections

     Votes on director nominees should be made on a CASE-BY-CASE basis.  Certain actions by directors should result in votes being withheld,  including directors who:

1.   Attend less than 75 percent of the board and committee  meetings  without a valid excuse
2.   Are  inside  directors  or  affiliated  outsiders  and  sit on  the  audit, compensation, or nominating committees
3.   Are inside  directors or affiliated  outsiders and the full board serves as the audit,  compensation,  or nominating  committee or the company does not have one of these committees

B.   Classification/Declassification of the Board

     Vote AGAINST  proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

C.   Director and Officer Indemnification and Liability Protection

     Proposals on director and officer  indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.
Vote AGAINST  indemnification  proposals that would expand  coverage beyond just legal expenses to acts, such as negligence,  that are more serious violations of fiduciary obligation than mere carelessness.

III. Capital Structure

A.   Common Stock Authorization

     Votes on  proposals  to  increase  the  number of  shares  of common  stock authorized  for issuance are  determined on a  CASE-BY-CASE  basis using a model developed by ISS. Vote AGAINST  proposals at companies with  dual-class  capital structures  to increase  the number of  authorized  shares of the class of stock that has superior voting rights.  Vote FOR proposals to approve increases beyond the allowable  increase when a company's  shares are in danger of being delisted or if a  company's  ability  to  continue  to  operate  as a  going  concern  is uncertain.

B.   Preferred Stock

     Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified  voting,  conversion,  dividend  distribution,  and other rights ("blank check" preferred stock).  Vote FOR proposals to create "declawed"
blank check preferred stock (stock that cannot be used as a takeover defense).

     IV. Management Compensation

     A. Director Compensation

     Votes on compensation  plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

     B. Employee', Stock Purchase Plans

     Votes  on  employee   stock  purchase  plans  should  be  determined  on  a
CASE-BY-CASE basis.

C.   Shareholder Proposals Regarding Executive and Director Pay

     Generally,  vote FOR shareholder proposals seeking additional disclosure of executive and director pay  information,  provided the information  requested is relevant to  shareholders'  needs,  would not put the  company at a  competitive disadvantage  relative  to its  industry,  and is not unduly  burdensome  to the company.  Vote on a  CASE-BY-CASE  basis  for all  other  shareholder  proposals regarding  executive and director pay, taking into account company  performance, pay level versus  peers,  pay level  versus  industry,  and long term  corporate outlook.

V.   Social Issues

A.   Animal Rights

     Vote  CASE-BY-CASE  on proposals to phase out the use of animals in product testing.

B.   Tobacco

     Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis.

VI.  Instances Where CRM Does Not Vote in Accordance with ISS Recommendations

     There may be instances where the Firm determines that it is not in the best interest of the fund to follow ISS recommendations with respect to certain proxy vote(s).  These instances  typically involve  non-routine  and/or  controversial issues, such as the re-pricing of options,  adoption or substantial changes to a shareholder  rights (or  poison  pill) plan or proxy  contests,  involving,  for instance,  a hostile  takeover  attempt.  In these cases, CRM shall document the reasons for such decision.

VII. Conflicts and Potential  Conflicts of Interest  Between the Advisor and its
     Clients

     CRM  recognizes  that  there may be  conflicts  of  interest  or  potential conflicts of interest  between itself and its clients with respect to the voting of proxies of certain companies and/or voting on specific  corporate actions and has taken steps to develop a mechanism for identifying such conflicts.  Examples of such conflicts include,  but are not limited to, instances where: CRM manages the assets of  companies  for which it votes  proxies on behalf of clients;  CRM employees  may be members  of the Boards of  Directors  of  companies  for which proxies are voted; CRM has business or personal relationships with companies for which  proxies  are voted;  CRM has  business  of  personal  relationships  with individuals who may be candidates for issuer's boards of directors.

     It is CRM's policy that such  conflicts and potential  conflicts  shall not affect the manner in which it votes client proxies. Proxy votes that may involve a conflict are voted in the same manner as other securities.  When a conflict or potential  conflicts  exists,  CRM will vote as recommended by ISS, subject to a review  by the  Compliance  Committee  to  ensure  that  voting  is in the  best interests of clients.

     CRM has  created  a "Watch  List" of  issuers  that may  present  potential conflicts.  Proxy  votes  relating  to  issues  on the  Watch  List are voted in accordance with the procedures above. A member of the Compliance Committee shall review and monitor  proxy  materials and  pre-approve  all proxy votes made with respect to any security on the Watch List and any  security  where any actual or potential conflict of interest (material or immaterial) may be involved.

                            OPPENHEIMER CAPITAL INC.
                        SUMMARY OF PROXY VOTING POLICIES
             SUB-ADVISOR TO THE ASSETMARK INTERNATIONAL EQUITY FUND

     AssetMark  Investment  Services,  Inc. has delegated proxy voting authority for the  AssetMark  International  Equity  Fund  to  Oppenheimer  Capital  LLC (
"OpCap").  When voting  proxies,  OpCap's  primary  objective  is to make voting decisions solely in the best economic  interests of its clients.  OpCap will act in a manner that it deems  prudent and diligent and which is intended to enhance the economic value of the underlying  portfolio  securities held in its clients'
accounts.  OpCap has adopted written Proxy Policy Guidelines and Procedures (the
"Proxy  Guidelines") that are reasonably designed to ensure that OpCap is voting in the best  interest  of its  clients.  The Proxy  Guidelines  reflect  OpCap's general voting positions on specific  corporate  governance issues and corporate actions. Some issues may require a case by case analysis prior to voting and may result  in a vote  being  cast  that  will  deviate  from the  Proxy  Guideline.
Deviation  from the  Proxy  Guidelines  will be  documented  and  maintained  in accordance with Rule 204-2 under the Investment Advisers Act of 1940.

     In  accordance  with the  Proxy  Guidelines,  OpCap may  review  additional criteria associated with voting proxies and evaluate the expected benefit to the fund when making an overall  determination  on how or whether to vote the proxy.
In addition,  OpCap may refrain from voting a proxy on behalf of the fund due to de-minimis  holdings,  impact on the  portfolio  and items  relating  to foreign issuers. For example,  OpCap may refrain from voting a proxy of a foreign issuer due to logistical  considerations  that may have a detrimental effect on OpCap's ability to vote the proxy. These issues may include, but are not limited to: (i)
proxy statements and ballots being written in a foreign language,  (ii) untimely notice of a shareholder  meeting,  (iii) requirements to vote proxies in person,
(iv) restrictions on foreigner's  ability to exercise votes, (v) restrictions on the sale of  securities  for a period of time in  proximity  to the  shareholder meeting,  or (vi) requirements to provide local agents with power of attorney to facilitate  the voting  instructions.  Such proxies are voted on a  best-efforts basis.

     To assist in the proxy  voting  process,  OpCap may  retain an  independent third party  service  provider to assist in  providing  research,  analysis  and voting  recommendations on corporate  governance issues and corporate actions as well as assist in the administrative process.

I.   Conflicts of Interest

     OpCap may have  conflicts  of  interest  that can  affect  how it votes its clients' proxies.  For example,  OpCap or an affiliate may manage a pension plan whose  management  is  sponsoring a proxy  proposal.  The Proxy  Guidelines  are designed to prevent material  conflicts of interest from affecting the manner in which OpCap votes its  clients'  proxies.  In order to ensure that all  material conflicts  of  interest  are  addressed  appropriately  while  carrying  out its obligation to vote proxies,  the Chief Investment Officer of OpCap may designate an employee or a proxy  committee to be  responsible  for  addressing  how OpCap resolves such material conflicts of interest with its clients.

II.  Summary of Proxy Voting Guidelines

A.   Board of Directors

1.   Election of Board of Directors:

     OpCap will  generally  vote with  management  for the  routine  election of directors unless: o There are clear concerns due to the company having displayed a record  of poor  performance;  o The  board  fails to meet  minimum  corporate governance  standards (e.g.,  performance-based  executive  compensation,  board independence,  takeover  activity);  or o  Criminal  activity  by the board or a particular board nominee.

III. Compensation Related

A.   Employee Stock Ownership Plans (ESOP):

     OpCap will generally vote for  management  proposals to establish  ESOPs or increase  authorized  shares for  existing  ESOPs  provided  that the  following criteria are met:

1.   The purchase price is at least 85% of fair market value;
2.   The offering period is 27 months or less;
3.   Voting power dilution is no more than 10%.

B.       Executive/Director/Outside Director Stock Option Plans:

          OpCap will  evaluate  management  stock  option  plan  proposals  on a case-by-case  basis.  When reviewing such  compensation  plans,  OpCap will generally consider the following criteria:

1.   That the dilution of existing shares is no more than 5%;
2.   That the stock option plan is incentive-based;
3.   That the stock option plan does not allow for discounted stock options;
4.   For mature  companies,  that the stock option plan does not constitute more than 5%
5.   of the outstanding shares at the time of approval;
6.   For growth  companies,  that the stock option plan does not constitute more than 10% of the outstanding shares at the time of approval.

IV.  Capital Structure

A.   Authorization of Additional Common Stock:

          OpCap will  generally  vote for  management  proposals to increase the authorization of common stock if a clear and legitimate business purpose is stated and the  increase  in  authorization  does not exceed 100% of shares
     currently   authorized.   OpCap  will  generally  vote  against  management
     proposals  to  increase  the  authorized  common  stock  if it  will  carry preemptive rights or supervoting rights.

B.   Authorization of Additional Preferred Stock:

OpCap will  generally  vote for  management  proposals  to create a new class of preferred stock or for proposals to allow for the issuance of additional  shares of preferred stock unless:

1.   The proposal is for the  issuance of blank check  preferred  stock;
2.   The  issuance  of  preferred  stock is greater  than 50% of current  issued capital;
3.   The newly  created  preferred  stock would have  unspecified  rights,  i.e.
     voting, conversion, dividend distribution rights;
4.   The additional preferred shares will be used as part of a takeover defense.

V.   Corporate Transactions

A.   Mergers and Acquisitions:

     OpCap  will  evaluate  merger and  acquisition  management  proposals  on a case-by-case basis. OpCap will generally consider the following factors:

1.   Anticipated financial and operating benefits;
2.   Offer price (cost vs. premium);
3.   Prospects of the combined companies;
4.   How the deal was negotiated:
5.   Changes in corporate governance and their impact on shareholder rights;
6.   Corporate restructuring;
7.   Spin-offs;
8.   Asset sales;
9.   Liquidations;
10.  Rights of appraisal.

VI.  Anti-Takeover Defenses and Related Proposals

A.   Greenmail:

     OpCap will generally vote for management  proposals to prohibit  payment of greenmail,  defined as the practice of  repurchasing  shares from a bidder at an above market price in exchange  for the  bidder's  agreement  not to acquire the target company.  OpCap will generally vote against management proposals to adopt anti-takeover greenmail provisions.

B.   Poison Pills:

     A poison pill is a strategic  move by a  takeover-target  to make its stock less  attractive.  A target  company with a "pill" (also known as a  shareholder rights  plan)  usually  distributes  warrants  or  purchase  rights  that become exercisable  when a triggering  event occurs.  OpCap will  evaluate  poison pill management  proposals on a  case-by-case  basis.  OpCap will  generally vote for management proposals to require shareholder ratification of poison pills or that request the board of directors to redeem poison pills.

C.   Classified Boards:

     OpCap  will  generally  vote  for  management   proposals  to  eliminate  a
classified  board  of  directors  and will  generally  vote  against  management proposals to classify the board.

                                CLAY FINLAY INC.
                        SUMMARY OF PROXY VOTING POLICIES
             SUB-ADVISOR TO THE ASSETMARK INTERNATIONAL EQUITY FUND

     Clay Finlay recognizes its fiduciary  responsibility to vote proxies in the best  interests of its clients.  In order to fulfill this  responsibility,  Clay
Finlay has adopted these  policies and  procedures.  Clay Finlay has  contracted with ISS for services  regarding proxy voting.  ISS performs  research on global companies  and  uses  this  research  to make  voting  recommendations.  ISS has developed guidelines for its recommendations, including the following:

I.   Summary of Proxy Voting Guidelines

A.   Director Elections

1.   Vote FOR management nominees in the election of directors, unless:

o    there are clear concerns  about the past  performance of the company or the board; or
o    the board fails to meet minimum corporate governance standards.

2.   Vote FOR individual  nominees unless there are specific  concerns about the
     individual,   such  as   criminal   wrongdoing   or  breach  of   fiduciary
     responsibilities.

3.   Vote AGAINST  shareholder  nominees unless they demonstrate a clear ability to contribute positively to board deliberations. 4. Vote AGAINST individual directors if they cannot  provide an explanation  for repeated  absences at board meetings (in countries where this information is disclosed).

II.  Board Structure

A.   Vote FOR proposals to fix board size.

B.   Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

C.   Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

III.     Increases in Authorized Capital

A.   Vote FOR  nonspecific  proposals to increase  authorized  capital up to 100 percent over the current  authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

B.   Vote FOR specific  proposals to increase  authorized capital to any amount, unless:

1.   the specific purpose of the increase (such as a share-based  acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or
2.   the  increase  would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

C.   Vote AGAINST proposals to adopt unlimited capital authorizations.

IV.  Reduction of Capital

A.   Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

V.   Capital Structures

A.   Vote FOR  resolutions  that seek to maintain or convert to a one share,  on vote capital structure.

B.   Vote  AGAINST  requests  for the  creation  or  continuation  of dual class capital structures or the creation of new or additional supervoting shares.

VI.  Preferred Stock

A.   Vote FOR the creation of a new class of preferred stock or for issuances of preferred  stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

B.   Vote FOR the  creation/issuance  of convertible  preferred stock as long as the maximum  number of common  shares that could be issued upon  conversion meets ISS's guidelines on equity issuance requests.

C.   Vote  AGAINST the creation of a new class of  preference  shares that would carry superior voting rights to the common shares.

D.   Vote AGAINST the creation of blank check  preferred  stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

VII. Convertible Debt Issuance Requests

A.   Vote FOR the  creation/issuance  of convertible debt instruments as long as the maximum  number of common  shares that could be issued upon  conversion meets ISS's guidelines on equity issuance requests.

B.   Vote FOR proposals to  restructure  existing debt  arrangements  unless the
     terms  of  the   restructuring   would  adversely   affect  the  rights  of
     shareholders.

VIII. Share Repurchase Plans

A.   Vote FOR share repurchase plan, unless:

1.   clear evidence of past abuse of the authority is available;  or
2.   the plan contains no safeguards against selective buybacks.

IX.  Mergers and Acquisitions

A.   Vote FOR mergers and acquisitions, unless:

1.   the impact on earnings or voting  rights for one class of  shareholders  is disproportionate to the relative contributions of the group; or
2.   the  company's  structure  following  the  acquisition  or merger  does not reflect good corporate governance.

B.   Vote AGAINST if the companies do not provide  sufficient  information  upon request to make an informed voting decision.

C.   ABSTAIN if there is insufficient  information available to make an informed voting decision.

X.   Compensation Plans

A.   Vote compensation plans on a CASE-BY-CASE basis.

XI.  Anti-takeover Mechanisms

A.   Vote AGAINST all anti-takeover proposals unless they are structured in such a way that they give  shareholders the ultimate decision on any proposal or offer.

XII. Clay Finlay's Use of ISS Recommendations

     On a daily basis,  Clay Finlay provides ISS with a list of fund holdings in electronic form. Using this information, ISS provides, via its web site, details of each shareholders'  voting resolution,  together with the  recommendations of company management and ISS. The resolutions and  recommendations are reviewed by the portfolio  manager who may, on occasion,  wish to vote  differently to ISS's recommendation.

XIII. Avoidance of Conflicts of Interest

     Occasions may arise during the voting  process in which the best  interests of the fund  conflicts  with Clay  Finlay's  interests.  Conflicts  of  interest generally include situations where Clay Finlay has a business  relationship,  or is actively seeking business from a company soliciting  proxies,  and situations where there are personal or family relationships with such company.

     In cases where the portfolio  manager  wishes to vote  differently to ISS's recommendation, it is required that a form be completed providing an explanation of the reason for opposing  ISS.  This form must be signed and  submitted to the
Compliance  Officer for review.  The  Compliance  Officer,  if satisfied that no conflict of interest exists,  will approve the opposing vote,  otherwise the ISS recommendation will be used. The Compliance Officer will report to Clay Finlay's
Executive  Committee  any  attempts  by  outside  parties  or  others  to unduly influence voting.

                         ADELANTE CAPITAL MANAGEMENT LLC
                        SUMMARY OF PROXY VOTING POLICIES
            SUB-ADVISOR TO THE ASSETMARK REAL ESTATE SECURITIES FUND

     These written  policies and  procedures  are designed to reasonably  ensure that  Adelante  votes  proxies in the best  interest of clients for which it has voting  authority;  and  describes  how Adelante  addresses  material  conflicts between its  interests  and those of its clients with  respect to proxy  voting.
Adelante has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate  governance  area. ISS specializes in providing a variety of  fiduciary-level  proxy advisory and voting services.  These services include in-depth research,  analysis, and voting recommendations as well as vote execution,  reporting,  auditing and  consulting  assistance for the handling of proxy voting responsibility and corporate  governance-related efforts. While our
Proxy Committee relies upon ISS research in establishing Adelante's proxy voting guidelines,  and many of our  guidelines  are  consistent  with  ISS  positions,
Adelante  may  deviate  from ISS  recommendations  on general  policy  issues or specific  proxy  proposals.  The  following  is a summary of the general  voting positions  taken with respect to various common types of shareholder  proposals.
In each  instance,  the  general  voting  position  is  subject to review by the portfolio management area:

I.       Corporate Governance Issues

A.       Approve Reorganization Plan                           Case-by-case
B.       Approve Restructuring Plan                            Case-by-case
C.       Approve Acquisition Agreement                         Case-by-case
D.       Approve Merger Agreement                              Case-by-case
E.       Adopt Supermajority provisions                                 Against
F.       Approve/Amend Poison Pill Plans                       Case-by-case
G.       Authorize Board to Amend Charter                      Against

II.      Changes to Capital Structure

A.       Increase/Reduce Common Stock Authorization            For
B.       Approve Authorized Stock Increase for Stock Split     For
C.       Approve Preferred Stock Conversion                    Case-by-case

III.     Stock Option Plans & Compensation

A.       Approve/Amend Employee Stock Option Plan              Case-by-case
B.       Approve Option Exchange Plan                                   Against
C.       Approve Deferred Compensation Plan                    Case-by-case
D.       Approve/Amend Retirement Plan                         Case-by-case

IV.      Social and Corporate Responsibility Issue

A.       Bar Credit to Countries with Human Rights Violations  Against
B.       Establish Human Rights Policy                         For
C.       Amend/Review Standards of Corporate Code              Case-by-case
D.       Encourage Diversity/Inclusiveness on Boards           For

     Adelante  utilizes  ISS'  voting  agent  services  to notify us of upcoming shareholder  meetings for  portfolio  companies  held in client  accounts and to transmit  votes to the various  custodian  banks of our clients.  ISS tracks and reconciles Adelante's holdings against incoming proxy ballots. If ballots do not arrive on time,  ISS  procures  them  from the  appropriate  custodian  or proxy distribution  agent.  Meeting and record date  information is updated daily, and transmitted to Adelante through  ProxyMaster.com,  an ISS web-based application.
ISS is also responsible for maintaining copies of all proxy statements  received by issuers and to promptly provide such materials to Adelante upon request.

     ISS provides  comprehensive  summaries of proxy proposals (including social responsibility  issues),  publications  discussing key proxy voting issues,  and specific vote  recommendations  regarding portfolio company proxies to assist in the proxy research process. Upon request,  portfolio managers may receive any or
all  of  the   above-mentioned   research   materials  to  assist  in  the  vote
determination  process.  The final authority and responsibility for proxy voting decisions  remains with  Adelante.  Decisions  with respect to proxy matters are made  primarily  in  light  of  the  anticipated  impact  of  the  issue  on the desirability of investing in the company from the viewpoint of our clients.

     The portfolio  management  area is responsible  for deciding what is in the best interest of each particular  client when determining how proxies are voted.
Adelante defines the best interest of the client primarily with reference to the impact that the issue being  voted upon may have on the  desirability  of owning the security from the client's perspective. Because circumstances differ between clients,  some clients may vote their own proxies  while others have  authorized
Adelante to vote on their behalf.

     The portfolio  management area is also responsible for monitoring corporate actions,  ensuring the notifications from the custodians and/or information from
Bloomberg or other electronic  surveillance systems is recorded in the portfolio management/accounting system.

V.   Resolving Potential Conflicts of Interest

     The  Adelante  Proxy  Manager  is  responsible  for  identifying  potential conflicts of interest  that may arise in the proxy voting  process.  Examples of potential  conflicts  of  interest  include  situations  where  Adelante  or  an affiliate, or personnel of either entity:

     Manages a pension plan,  administers  employee  benefit plans,  or provides brokerage,  underwriting  or other  services to a company  whose  management  is soliciting proxies;

     Has a material  business  relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast;

     Has a  business  or  personal  relationship  with  participants  in a proxy contest, corporate directors or candidates for directorships.

     In instances where a potential  conflict of interest  exists,  the Adelante
Proxy  Manager  will  refer  the  matter  to  the  Proxy  Voting  Committee  for resolution, which will obtain client consent before voting.

                           AEW Capital Management L.P.
                        Summary of Proxy Voting Policies
            Sub-Advisor to the AssetMark Real Estate Securities Fund

                                [To Be Inserted]

                       Goldman Sachs Asset Management L.P.
                        Summary of Proxy Voting Policies
            Sub-Advisor to the AssetMark Core Plus Fixed Income Fund

                                [To Be Inserted]

                        Western Asset Management Company
                        Summary of Proxy Voting Policies
            Sub-Advisor to the AssetMark Core Plus Fixed Income Fund

                                [To Be Inserted]

Valuation of Shares
--------------------------------------------------------------------------------

     Shares of each Fund are sold on a  continuous  basis at the net asset value
("NAV") per share next  computed  following  acceptance of an order by the Fund.
Each Fund's NAV per share for the  purpose of pricing  purchase  and  redemption orders is determined generally at 4:00 p.m. Eastern Time on each day the Fund is open.  The Fund is  generally  open on the  same  days  that the New York  Stock
Exchange  ("NYSE")  is open for  trading.  The NYSE is closed  on the  following holidays:  New Year's Day, Martin Luther King, Jr.'s Day,  President's Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor  Day,  Thanksgiving  Day  and
Christmas  Day. An example of how the Fund  calculated  its total offering price per shares as of June 30, 2004 is as  follows:

                 Net Assets
                 ------------------   = Net Asset Value Per Share
                 Shares Outstanding

                                                        $
          Large Cap Growth Fund                                         =                  $
                                            --------------------------

                                                        $
           Large Cap Value Fund                                         =                  $
                                            --------------------------

                                                        $
        Small/Mid Cap Growth Fund                                       =                  $
                                            --------------------------

                                                        $
         Small/Mid Cap Value Fund                                       =                  $
                                            --------------------------

                                                        $
        International Equity Fund                                       =                  $
                                            --------------------------

                                                        $
       Real Estate Securities Fund                                      =                  $
                                            --------------------------

                                                        $
       Tax-Exempt Fixed Income Fund                                     =                  $
                                            --------------------------

                                                        $
       Core Plus Fixed Income Fund                                      =                  $
                                            --------------------------

Portfolio securities listed on a national or foreign securities exchange, except
those  listed  on  the  NASDAQ(R)National   Market  and  Small  Capsm  exchanges
("NASDAQ")  for which market  quotations  are  available  are valued at the last quoted  sale price on each  Business  Day  (defined as days on which the Fund is open for business ("Business Day")).  Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ,  the portfolio  security will be valued at the mean  between the most recent  quoted bid and asked  price.  Price information  on listed  securities is taken from the exchange where the security is primarily traded.

Information about the market value of each portfolio security may be obtained by the Advisor from an  independent  pricing  service.  The pricing  service relies primarily on prices of actual market  transactions as well as trader quotations.
However,  the pricing service may use a matrix system to determine valuations of fixed income securities.  This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its  valuations  are reviewed by the officers of the Trust under the general supervision of the Trustees.

U.S.  government  and agency  securities are valued at the mean between the most recent bid and asked prices. Other fixed-income  securities that have a maturity of greater than 60 days are normally valued on the basis of quotes obtained from
pricing  services,   which  take  into  account   appropriate  factors  such  as
institutional  sized trading in similar  groups of securities,  yield,  quality, coupon rate, maturity,  type of issue, trading  characteristics and other market data.  Fixed-income securities with remaining maturities of 60 days or less will be valued by the  amortized  cost method,  which  approximates  market value and involves  valuing a security at its cost on the date of purchase and  thereafter
(absent unusual  circumstances)  assuming a constant amortization to maturity of any discount or premium,  regardless  of the impact of  fluctuations  in general market  rates of  interest  on the value of the  instrument.  While this  method provides certainty in valuation, it may result in periods during which value, as determined  by this  method,  is higher or lower than the price the Trust  would receive if it sold the instrument.  During periods of declining  interest rates, the daily yield of a Fund may tend to be higher than a like  computation made by a company with identical  investments utilizing a method of valuation based upon market  prices  and  estimates  of  market  prices  for  all  of  its  portfolio securities.  Thus,  if the use of amortized  cost by a Fund  resulted in a lower aggregate portfolio value on a particular day, a prospective  investor in a Fund would  be able to  obtain  a  somewhat  higher  yield  that  would  result  from
investment  in  a  company   utilizing   solely  market  values,   and  existing
shareholders  in the Fund would  experience  a lower yield.  The converse  would apply during a period of rising interest rates.

Options are valued at the last  reported sale price at the close of the exchange on which  the  security  is  primarily  traded.  If no sales  are  reported  for exchange-traded  options, or the options are not exchange-traded,  then they are valued  at the mean of the most  recent  quoted  bid and  asked  price.  Futures contracts  are valued at the daily quoted  settlement  prices.  Other assets and securities for which no quotations are readily available  (including  restricted securities)  will be valued in good faith at fair  value  using  procedures  and methods determined by the Board of Trustees.

Purchase and Redemption of Shares
--------------------------------------------------------------------------------

The purchase and  redemption  price of shares is the NAV next  calculated  after receipt of an order in proper  form.  As  described  in the  Funds'  prospectus, financial  institutions and intermediaries may purchase or redeem Fund shares on any day that the NYSE is open for  business  by placing  orders  with the Funds'
Transfer Agent (or their authorized agent). Institutions and intermediaries that use certain proprietary  systems of the Advisor may place orders  electronically through  those  systems.  Each Fund  reserves  the right to refuse any  purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders or that could adversely affect the Fund or its operations.

It is currently the Trust's  policy to pay all  redemptions  in cash.  The Trust retains the right  however,  to alter this policy to provide for  redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash.  Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A gain or loss for federal  income tax  purposes may be realized by a taxable  shareholder  upon an in-kind redemption  depending upon the shareholder's  basis in the shares of the
Trust redeemed.

Purchases and redemptions of Fund shares may be made on any day the NYSE is open for  business.  The Trust  reserves the right to suspend the right of redemption and/or to postpone the date of payment  upon  redemption  for any period  during which trading on the NYSE is restricted, or during the existence of an emergency
(as  determined by the SEC by rule or  regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable,  or for such other periods as the SEC may by order  permit.  The Trust also reserves the right to suspend  sales of shares of the Funds for any period  during  which the
NYSE, the Distributor, and/or the Custodian are not open for business.

Portfolio Transactions
--------------------------------------------------------------------------------

Assets of a Fund are invested by the Advisor and the  sub-advisor(s) in a manner consistent  with the Fund's  investment  objectives,  strategies,  policies  and restrictions,  as well as with any instructions the Board may issue from time to time.  Within this framework,  the Advisor and  sub-advisors are responsible for making all  determinations  as to the purchase and sale of portfolio  securities for a  Fund,  and  for  taking  all  steps  necessary  to  implement  securities transactions  on  behalf  of a  Fund.  When  placing  orders,  the  Advisor  and sub-advisors  will seek to obtain the best net results  taking into account such factors as price (including applicable dealer spread), size, type and difficulty of the  transaction  involved,  the firm's  general  execution  and  operational facilities, and the firm's risk in positioning the securities involved.

Consistent  with their duty to obtain  best  execution,  the Funds'  Advisor and
sub-advisors   may  allocate   brokerage   or  principal   business  to  certain
broker-dealers in recognition of the sale of shares of a Fund. The Funds have no obligation to deal with any  broker-dealer or group of brokers or dealers in the execution of transactions in portfolio  securities,  nor will the Funds purchase portfolio  securities from any affiliated  person acting as principal  except in conformity with the regulations of the SEC.

For  securities  traded  in  the   over-the-counter   markets,  the  Advisor  or
sub-advisor(s)  deals  directly  with  the  dealers  who make  markets  in these securities  unless better prices and  execution  are  available  elsewhere.  The
Advisor or sub-advisor(s)  negotiates commission rates with brokers based on the quality  and  quantity of services  provided  in light of  generally  prevailing rates,  and while the  Advisor  or  sub-advisor(s)  generally  seeks  reasonably competitive  commission  rates,  a Fund  does  not  necessarily  pay the  lowest commissions  available.  The Board periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with  broker-dealers who furnish  investment  research or services to the
Advisor or sub-advisor(s).  The commissions on such brokerage  transactions with investment  research or services  may be higher than  another  broker might have charged  for the same  transaction  in  recognition  of the value of research or services provided.  Such research or services include advice, both orally and in writing,  as to the value of  securities;  the  advisability  of  investing  in, purchasing or selling securities;  the availability of securities, or purchasers or sellers of  securities;  as well as analyses and reports  concerning  issues, industries,  securities, economic factors and trends, portfolio strategy and the performance of accounts. In addition, for the Advisor, such research or services may include advice  concerning the allocation of assets among  sub-advisors  and the  suitability  of  sub-advisors.  To the extent  portfolio  transactions  are effected with  broker-dealers  who furnish research and/or other services to the
Advisor or  sub-advisor,  the  Advisor or  sub-advisor  receives a benefit,  not capable of evaluation in dollar amounts,  without  providing any direct monetary benefit to the Fund from these transactions.  Such research or services provided by a broker-dealer  through whom the Advisor or a sub-advisor effects securities transactions  for a Fund may be used by the Advisor or  sub-advisor in servicing all of its accounts. In addition,  the Advisor or sub-advisor may not use all of the research and services provided by such  broker-dealer in connection with the
Fund.

The  Trust  may  also  enter  into   arrangements,   commonly   referred  to  as
"brokerage/service   arrangements"  with  broker-dealers  pursuant  to  which  a broker-dealer agrees to pay the cost of certain products or services provided to the Funds in  exchange  for fund  brokerage.  Under a typical  brokerage/service arrangement, a broker agrees to pay a portion a Fund's custodian, administrative or transfer  agency fees,  etc.,  and, in exchange,  the Fund agrees to direct a minimum  amount of brokerage to the broker.  The  sub-advisor,  on behalf of the
Trust,  usually  negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The same security may be suitable for a Fund,  another  portfolio  series of the
Trust or other private  accounts  managed by the Advisor or sub-advisor.  If and when a Fund and two or more  accounts  simultaneously  purchase or sell the same security,  the  transactions  will  be  allocated  as to  price  and  amount  in accordance  with  arrangements  equitable  to the  Fund  and the  accounts.  The simultaneous  purchase  or sale  of the  same  securities  by a Fund  and  other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position  obtainable  or able to be sold by the Fund.

The brokerage commissions paid by the Funds for the fiscal years ended, June 30,
2002, 2003 and 2004 were as follows:

Total Brokerage Fee Paid
                                          ------------------------
Fund:                              2004            2003             2002
-----                              ----            ----             ----
Large Cap Growth Fund                          $      149,350    $     101,747
Large Cap Value Fund                           $      178,139    $     160,012
Small/Mid Cap Growth Fund                      $       52,461    $      25,220
Small/Mid Cap Value Fund                       $       85,238    $      50,778
International Equity Fund                      $      426,069    $     171,382
Real Estate Securities Fund                    $       14,738    $      23,569
Tax-Exempt Fixed Income Fund                   $            0    $           0
Core Plus Fixed Income Fund                    $            0    $           0

For the period June 29, 2001 (commencement of operations) through June 30, 2004, there were no broker-dealer transactions.

For the  fiscal  year  ended June 30,  2002,  2003 and 2004,  the Funds paid the following brokerage commissions to brokers who also provided research services:

                                   Fees paid for Soft Dollar Arrangements
                                   --------------------------------------
Fund:                              2004            2003             2002
-----
Large Cap Growth Fund                         $    37,634      $   22,276
Large Cap Value Fund                          $     1,175      $    2,098
Small/Mid Cap Growth Fund                     $     9,176      $    5,519
Small/Mid Cap Value Fund                      $    12,503      $    2,697
International Equity Fund                     $    65,417      $        0
Real Estate Securities Fund                   $     1,087      $       26
Tax-Exempt Fixed Income Fund                  $         0      $          0
Core Plus Fixed Income Fund                   $            0   $          0

PORTFOLIO TURNOVER

Although the Funds  generally will not invest for short-term  trading  purposes, portfolio  securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases  or sales  of  portfolio  securities  for the  fiscal  year by (2) the monthly  average of the value of  portfolio  securities  owned during the fiscal year.  A 100%  turnover  rate would  occur if all the  securities  in the Fund's portfolio,  with the  exception of  securities  whose  maturities at the time of acquisition were one year or less, were sold and either  repurchased or replaced within one year.  A high rate of  portfolio  turnover  (100% or more)  generally leads to higher  transaction costs and may result in a greater number of taxable transactions. For the fiscal years ended June 30, 2002, 2003 and 2004, the Funds had the following portfolio turnover rates:

                                          Portfolio Turnover Rates
Fund:                              2004            2003             2002
-----
Large Cap Growth Fund                             30.47%           82.84%
Large Cap Value Fund                              49.79%           94.61%
Small/Mid Cap Growth Fund                         19.02%           51.57%
Small/Mid Cap Value Fund                          64.32%           84.19%
International Equity Fund                         148.87%          76.83%
Real Estate Securities Fund                       28.71%           68.04%
Tax-Exempt Fixed Income Fund                      19.18%           11.02%
Core Plus Fixed Income Fund                       52.99%           39.01%

Taxes
--------------------------------------------------------------------------------

The information discussed in this section applies generally to all of the Funds, but is  supplemented  or  modified in an  additional  separate  section  that is provided below for the Tax-Exempt Fixed Income Fund.

Distributions of net investment income

Each Fund receives income generally in the form of dividends and interest on its investments.  This income,  less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you.  If you are a taxable  investor,  any  distributions  by the Fund from such income  (other  than  qualified  dividends)  will be taxable to you as  ordinary income, whether you receive them in cash or in additional shares.

Income  dividends  earned by a Fund (other than the Fixed Income Funds) from the following  income sources will be qualified  dividends  eligible for taxation at long-term capital gain rates:

o    dividends paid by domestic corporations,

o    dividends paid by qualified foreign corporations, including:
     -    corporations incorporated in a possession of the U.S.,
     -    corporations  eligible  for  benefits  of a  comprehensive  income tax treaty  with the  United  States  which  the  Treasury  determines  is satisfactory  and which includes an exchange of  information  program,
          and
     -    corporations  whose  stock  is  readily  tradable  on  an  established securities market in the United States.

If the  qualifying  dividend  income  received  by a Fund is  equal to 95% (or a greater  percentage) of each Fund's gross income (exclusive of net capital gain)
in any taxable year, all of the ordinary income dividends paid by a Fund will be qualifying dividend income.

A Fund must meet  certain  holding  period  requirements  to qualify  the Fund's dividends  for taxation at long-term  capital gain rates.  Specifically,  a Fund must hold the  portfolio  stock for at least 60 days during the  120-day  period beginning 60 days before the stock became  ex-dividend (or 90-days and 180-days, respectively, for preferred stock).

In order to be treated as a  "qualified  foreign  corporation"  under the treaty test, IRS Notice 2003-69 states that a foreign  corporation must be eligible for benefits of one of the following U.S. income tax treaties:  Australia,  Austria,
Belgium,  Canada,  China,  Cyprus,  Czech  Republic,  Denmark,  Egypt,  Estonia,
Finland, France, Germany, Greece, Hungary,  Iceland, India, Indonesia,  Ireland,
Israel, Italy, Jamaica, Japan, Kazakhstan, Korea, Latvia, Lithuania, Luxembourg,
Mexico,  Morocco,  Netherlands,  New  Zealand,  Norway,  Pakistan,  Philippines,
Poland, Portugal, Romania, Russian Federation,  Slovak Republic, Slovenia, South
Africa,  Spain, Sweden,  Switzerland,  Thailand,  Trinidad and Tobago,  Tunisia,
Turkey, Ukraine, United Kingdom and Venezuela.

Dividends from corporations  exempt from tax and dividends from foreign personal holding companies,  foreign investment  companies and passive foreign investment companies (PFICs) do not qualify for this favorable tax treatment. Additionally, income  dividends paid from interest  earned by a Fund on debt  securities  will continue to be taxed at the higher ordinary income tax rates.

Distributions of capital gain

A Fund may  realize  capital  gains  and  losses  on the  sale of its  portfolio securities.  Distributions  from net short-term capital gains are taxable to you as ordinary income.  Distributions  from net long-term capital gains are taxable to you as long-term  capital  gains,  regardless of how long you have owned your shares in the Fund.  Any net  capital  gains  realized by a Fund  generally  are distributed  once  each  year,  and  may  be  distributed  more  frequently,  if necessary, to reduce or eliminate excise or income taxes on the Fund.

Effect of foreign investments on distributions

Certain  Funds may  invest in foreign  securities  and may be subject to foreign withholding taxes on income from these  securities.  This, in turn, could reduce ordinary income distributions to you.

Most foreign  exchange gain realized by a Fund on the sale of debt securities is treated as ordinary  income.  Similarly,  foreign  exchange loss realized on the sale of debt  securities  generally is treated as ordinary loss.  This gain when distributed will be taxable to you as ordinary income,  and any loss will reduce a Fund's  ordinary  income  otherwise  available for  distribution  to you. This treatment could increase or decrease a Fund's ordinary income  distributions  to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.  A return of capital generally is not taxable to you,  but  reduces  the tax basis of your  shares in the Fund.  Any return of capital  in excess of your  basis in  shares of a Fund is  taxable  as a capital gain.

In the case of the  International  Equity Fund,  if more than 50% of such Fund's total  assets at the end of the fiscal year is  invested in foreign  securities, the  International  Equity  Fund may elect to pass  through to you your pro rata share of foreign taxes paid by such Fund. If this election is made, the year-end statement you receive from the International  Equity Fund will show more taxable income than was actually  distributed to you. In that case, you will be entitled either to deduct your share of these taxes in computing  your taxable  income or to claim a foreign tax credit for these taxes against your U.S.  federal  income tax (subject to limitations for certain shareholders).  The International Equity
Fund will provide you with the  information  necessary to complete your personal income tax return if it makes this election.

Information on the amount and tax character of distributions

The Funds will  inform you of the amount of your  income  dividends  and capital gain  distributions  at the time they are paid, and will advise you of their tax status for federal income tax purposes  shortly after the close of each calendar year.  If you have not owned  your Fund  shares  for a full  year,  the Fund may designate and  distribute  to you, as ordinary  income,  qualified  dividends or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your  investment in the Fund.
Distributions  declared in December but paid in January are taxable to you as if paid in December.

Election to be taxed as a regulated investment company

Each Fund intends to elect to be treated as a regulated investment company under
Subchapter  M of  the  Internal  Revenue  Code  (the  "Code").  As  a  regulated investment  company,  a Fund  generally pays no federal income tax on the income and gain it distributes  to you. The Trustees  reserve the right not to maintain the  qualification  of the  Fund  as a  regulated  investment  company  if  they determine  such a course of action to be  beneficial  to  shareholders.  In that case, the Fund would be subject to federal, and possibly state,  corporate taxes on its  taxable  income and gains,  and  distributions  to you would be taxed as dividend income to the extent of the Fund's earnings and profits.

Excise tax distribution requirements

To avoid federal excise taxes,  the Code requires a Fund to distribute to you by
December  31 of each  year,  at a minimum,  the  following  amounts:  98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month  period ending October 31; and 100% of any undistributed  amounts from the prior year. Each Fund intends to declare and pay these  distributions  in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares

Redemptions  (including  redemptions  in kind) and  exchanges of Fund shares are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares, or exchange them for shares of a different AssetMark Fund, the
IRS  will  require  that  you  report  any  gain or loss on your  redemption  or exchange.  If you held your shares as a capital asset, the gain or loss that you realize  will be  capital  gain or loss and  will be  long-term  or  short-term, generally depending on how long you held your shares.

By law, the Fund must  withhold a percentage of your taxable  distributions  and redemption  proceeds  if you do not  provide  your  correct  social  security or taxpayer  identification  number and certify  that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Redemptions at a loss within six months of purchase

Any loss  incurred on a redemption  or exchange of shares held for six months or less will be treated as long-term  capital  loss to the extent of any  long-term capital gain distributed to you by a Fund on those shares.

Wash sales

All or a  portion  of any loss that you  realize  on a  redemption  of your Fund shares  is  disallowed  to the  extent  that you buy  other  shares  in the Fund
(through  reinvestment of dividends or otherwise) within 30 days before or after your share  redemption.  Any loss disallowed  under these rules is added to your tax basis in the new shares.

U.S. government securities

The income earned on certain U.S. government securities is exempt from state and local  personal  income  taxes if earned  directly  by you.  States  also  grant tax-free  status  to  dividends  paid  to you  from  interest  earned  on  these
securities,   subject  in  some  states  to  minimum   investment  or  reporting
requirements  that  must be met by a Fund.  The  income on Fund  investments  in certain securities, such as repurchase agreements,  commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA)
or Federal National Mortgage Association (FNMA) securities),  generally does not qualify  for  tax-free  treatment.  The rules on  exclusion  of this  income are different for corporations.

Dividends-received deduction for corporations

If you are a corporate shareholder,  a percentage of the dividends to be paid by
certain   Funds  for  the  most   recent   fiscal   year  may  qualify  for  the
dividends-received  deduction.  You may be  allowed  to deduct  these  qualified dividends,  thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends  designated by a Fund as eligible for such  treatment.  All dividends  (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund's income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends,  generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

Investment in complex securities

A Fund may invest in complex  securities that may be subject to numerous special and complex tax rules.  These rules could affect whether gain or loss recognized by the Fund is treated as  ordinary  or  capital,  or as  interest  or  dividend income.  These rules could also accelerate the recognition of income to the Fund
(possibly  causing the Fund to sell  securities  to raise the cash for necessary distributions)  and/or  defer the Fund's  ability to  recognize a loss,  and, in limited  cases,  subject  the Fund to U.S.  federal  income  tax on income  from certain  foreign  securities.  These  rules could  therefore  affect the amount, timing or character of the income distributed to you by the Fund.

ADDITIONAL TAX INFORMATION WITH RESPECT TO THE TAX-EXEMPT FIXED INCOME FUND

The tax information  described in section above applies to the Tax-Exempt  Fixed
Income Fund, except as noted in this section.

Exempt-interest dividends

By meeting certain  requirements  of the Code, the Tax-Exempt  Fixed Income Fund will  qualify to pay  exempt-interest  dividends  to you.  These  dividends  are derived from interest income exempt from regular federal income tax, and are not subject  to regular  federal  income tax when they are  distributed  to you.  In addition, to the extent that exempt-interest dividends are derived from interest on  obligations  of a state or its political  subdivisions,  or from interest on qualifying U.S. territorial  obligations  (including  qualifying  obligations of
Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's  personal  income  taxes.  Most states  generally do not grant  tax-free treatment to interest on state and municipal securities of other states.

Dividends from taxable income

The  Tax-Exempt  Fixed  Income Fund may earn taxable  income from many  sources, including on any temporary  investments,  the discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, or
ordinary  income  derived  from  the  sale  of  market   discount   bonds.   Any
distributions  by the  Tax-Exempt  Fixed  Income  Fund from such  income will be taxable  to you as  ordinary  income,  and  generally  will  not be  treated  as qualified  dividends  subject  to reduced  rates of  taxation  for  individuals.
Distributions   of  ordinary  income  are  taxable  whether  you  reinvest  your distributions in additional  Tax-Exempt Fixed Income Fund shares or receive them in cash.

Information on the amount and tax character of distributions

The  Tax-Exempt  Fixed Income Fund will inform you of the amount of your taxable ordinary  income and capital gain  dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year,  including the portion of the  distributions  that on average  are  comprised  of  taxable  income or  interest  income  that is a tax preference item when determining  your alternative  minimum tax. If you have not held Tax-Exempt Fixed Income Fund shares for a full year, the Fund may designate and  distribute  to you, as taxable,  tax-exempt  or tax  preference  income,  a percentage  of income that may not be equal to the actual amount of this type of income  earned  during  the  period  of your  investment  in the  Fund.  Taxable distributions  declared by the Tax-Exempt Fixed Income Fund in December but paid in January are taxed to you as if paid in December.

Dividends-received deduction for corporations

Because the  Tax-Exempt  Fixed Income  Fund's income is derived  primarily  from interest  rather  than  dividends,  none of its  distributions  are  expected to qualify for the corporate dividends-received deduction.

Treatment of private activity bond interest

Interest on certain private  activity  bonds,  while exempt from regular federal income tax,  is a  preference  item for you when  determining  your  alternative minimum  tax under  the Code and under the  income  tax  provisions  of  several states.  Private  activity bond  interest  could subject you to or increase your liability under the federal and state  alternative  minimum taxes,  depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial  user (or person  related to a user) of a facility  financed by private  activity bonds,  you should consult with your tax advisor before buying shares of the Tax-Exempt Fixed Income Fund.

Loss of status of securities as tax-exempt

Failure of the issuer of a tax-exempt  security to comply with certain  legal or contractual  requirements  relating to the security  could cause interest on the security,  as well as Tax-Exempt  Fixed Income Fund  distributions  derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

Performance Information
--------------------------------------------------------------------------------

     The  Portfolios  may compare their  investment  performance  to appropriate market and mutual fund indices and  investments  for which reliable  performance data is  available.  Such indices are  generally  unmanaged  and are prepared by entities and organizations  which track the performance of investment  companies or investment  advisors.  Unmanaged indices often do not reflect  deductions for administrative  and  management  costs  and  expenses.  The  performance  of the
Portfolios  may  also be  compared  in  publications  to  averages,  performance rankings,  or other  information  prepared by recognized mutual fund statistical services. Any performance  information,  whether related to the Portfolios or to the  Advisor,  should  be  considered  in  light  of  a  Portfolio's  investment objectives  and policies,  characteristics  and the quality of the portfolio and market  conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

PricewaterhouseCoopers  LLP,  333  Market  Street,  San  Francisco,  California,
94105-2119,  serves as the Funds' independent registered public accounting firm, whose services include  examination of the Funds'  financial  statements and the performance of other related audit and tax services.

Legal Counsel
--------------------------------------------------------------------------------

Stradley  Ronon Stevens & Young,  LLP, 2600 One Commerce  Square,  Philadelphia,
Pennsylvania 19103 serves as the Funds' legal counsel.

Financial Statements
--------------------------------------------------------------------------------

The 2004 Annual Report for the Fund for the fiscal year ended June 30, 2004 is a
separate  document  supplied  with  this  SAI  and  the  financial   statements,
accompanying notes and report of independent  accountants  appearing therein are incorporated by reference in this SAI.

--------------------------------------------------------------------------------

Appendix

Standard & Poor's ("S&P") Corporate Bond Rating Definitions

AAA-Debt  rated "AAA" has the highest  rating  assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

AA-Debt  rated  "AA"  has a very  strong  capacity  to pay  interest  and  repay principal and differs from the higher-rated issues only in small degree.

A-Debt  rated "A" has a strong  capacity to pay  interest  and repay  principal, although it is somewhat more  susceptible  to the adverse  effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate  capacity to pay interest
and  repay  principal.   Whereas  it  normally  exhibits   adequate   protection
parameters,  adverse  economic  conditions  or changing  circumstances  are more likely to lead to a weakened  capacity to pay interest and repay  principal  for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly  speculative  with  respect to capacity to pay  interest and repay principal in accordance  with the terms of the  obligation.  "BB"  indicates the lowest degree of speculation and "CC" the highest degree of  speculation.  While such debt will likely have some quality and  protective  characteristics,  these are  outweighed  by large  uncertainties  of major  risk  exposures  to  adverse conditions.

CI-The  rating "CI" is reversed  for income  bonds on which no interest is being paid.

D-Debt  rated "D" is in default,  and payment of interest  and/or  repayment  of principal is in arrears.

Moody's Investors Service, Inc. Corporate Bond Rating Definitions

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest  degree of investment  risk and are generally  referred to as "gilt edged." Interest  payments are protected by a large or an  exceptionally  stable margin and principal is secure. While the various protective elements are likely to change,  such changes as can be  visualized  are most  unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards.
Together  with  the Aaa  group,  they  comprise  what  are  generally  known  as high-grade  bonds.  They are rated lower than the best bonds because  margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade  obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds  which are rated  "Baa" are  considered  as  medium-grade  obligations
(i.e., they are neither highly protected nor poorly secured).  Interest payments and principal  security appear  adequate for the present but certain  protective elements may be lacking or may be  characteristically  unreliable over any great length of time. Such bonds lack outstanding  investment  characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are "Ba" are judged to have  speculative  elements;  their future cannot  be  considered  well  assured.  Often the  protection  of  interest  and principal  payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position  characterizes bonds in this class.

B-Bonds  which are rated  "B"  generally  lack  characteristics  of a  desirable investment.  Assurance of interest and principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds  which are rated  "Caa" are of poor  standing.  Such  issues may be in default or there may be present  elements of danger with respect to principal or interest.

Ca-Bonds which are "Ca" represent  obligations  which are  speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds  which are rated "C" are the lowest rated class of bonds,  and issues so rated can be regarded as having  extremely  poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc. Bond Rating Definitions

AAA-Bonds  considered to be investment  grade and of the highest credit quality.
The  obligor  has an  exceptionally  strong  ability to pay  interest  and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality.  The obligor's  ability to pay interest and repay principal is very strong,  although not quite as strong as bonds rated "AAA."  Because  bonds rated in the "AAA" and
"AA"  categories  are  not  significantly   vulnerable  to  foreseeable   future
developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds  considered  to be  investment  grade and of high  credit  quality.  The obligor's ability to pay interest and repay principal is considered  strong, but
may  be  more  vulnerable  to  adverse   changes  in  economic   conditions  and
circumstances than bonds with higher ratings.

BBB-Bonds  considered to be investment grade and of satisfactory credit quality.
The  obligor's  ability to pay interest and repay  principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds,  and therefore  impair timely payment.  The  likelihood  that the  ratings  of these  bonds  will  fall  below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered  speculative.  The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.  However, business and financial  alternatives  can be  identified  which could assist the obligor in satisfying its debt service requirements.

B-Bonds  are  considered  highly  speculative.  While  bonds in this  class  are currently meeting debt service requirements, the probability of continued timely payment of principal  and  interest  reflects the  obligor's  limited  margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable  characteristics which, if not remedied, may lead to  default.  The  ability to meet  obligations  requires  an  advantageous business and economic environment.

CC-Bonds  are  minimally  protected.  Default  in  payment  of  interest  and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D-Bonds are in default on interest and/or principal payments.  Such bonds  are  extremely  speculative  and  should  be valued on the basis of their ultimate recovery value in liquidation or  reorganization of the obligor.  "DDD"
represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

                                 ASSETMARK FUNDS

                                     PART C

                                OTHER INFORMATION

Item 22. Exhibits.
------------------

(a)  Declaration of Trust

     (1)  Certificate of Trust, as filed with the Secretary of State of Delaware on January 2, 2001, was  previously  filed with  Registrant's  Initial
          Registration on Form N-1A filed with the SEC on January 9, 2001 and is incorporated by reference.

     (2)  Agreement  and   Declaration  of  Trust  dated  January  8,  2001  was
          previously filed with  Registrant's  Pre-Effective  Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

(b)  Bylaws  dated  January  8, 2001 were  previously  filed  with  Registrant's
     Pre-Effective  Amendment No. 1 to its  Registration  Statement on Form N-1A
     with the SEC on April 12, 2001 and is incorporated by reference.

(c)  Instruments Defining Rights of Security Holders

     See Articles III, V and VI of the Registrant's Agreement and Declaration of
     Trust previously filed with the Registrant's Initial Registration Statement on Form N-1A on April 12, 2001 and incorporated by reference.

     See also,  Article II of the  Registrant's  Bylaws,  previously  filed with
     Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on
     Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

(d)  Investment Advisory Agreements

     (1)  Investment   Advisory   Agreement  between  Registrant  and  AssetMark
          Investment  Services,  Inc.  was  previously  filed with  Registrant's
          Pre-Effective  Amendment No. 2 to its  Registration  Statement on Form
          N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (2)  Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services,  Inc. and Brandes Investment  Partners,  L.P. was previously
          filed  with  Registrant's   Pre-Effective   Amendment  No.  2  to  its
          Registration  Statement  on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (3)  Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services,  Inc. and Davis Selected  Advisors was previously filed with
          Registrant's  Post-Effective  Amendment  No.  1  to  its  Registration
          Statement  on Form  N-1A  with  the SEC on  September  9,  2002 and is incorporated by reference.

     (4)  Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services,  Inc. and TCW Investment  Management  Company was previously
          filed  with  Registrant's   Pre-Effective   Amendment  No.  2  to  its
          Registration  Statement  on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (5)  Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services,  Inc.  and  Atlanta  Capital  Management  Company,  LLC  was
          previously filed with Registrant's  Post-Effective  Amendment No. 1 to its  Registration  Statement on Form N-1A with the SEC on September 9,
          2002 and is incorporated by reference.

     (6)  Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services,  Inc. and Cramer Rosenthal McGlynn, LLC was previously filed with  Registrant's  Pre-Effective  Amendment No. 2 to its Registration
          Statement  on  Form  N-1A  with  the  SEC  on  May  10,  2001  and  is incorporated by reference.

     (7)  Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services, Inc. and Ariel Capital Management, Inc. was previously filed with  Registrant's  Pre-Effective  Amendment No. 2 to its Registration
          Statement  on  Form  N-1A  with  the  SEC  on  May  10,  2001  and  is incorporated by reference.

     (8)  Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services,  Inc.  and  Transamerica  Investment  Management,   LLC  was
          previously filed with Registrant's  Post-Effective  Amendment No. 2 to its  Registration  Statement  on Form N-1A with the SEC on October 28,
          2003 and is incorporated by reference.

     (9)  Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services,  Inc.  and Clay  Finlay,  Inc.  was  previously  filed  with
          Registrant's  Post-Effective  Amendment  No.  2  to  its  Registration
          Statement  on Form  N-1A  with  the SEC on  October  28,  2003  and is incorporated by reference.

     (10) Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services, Inc. and Oppenheimer Capital, Inc. was previously filed with
          Registrant's  Post-Effective  Amendment  No.  2  to  its  Registration
          Statement  on Form  N-1A  with  the SEC on  October  28,  2003  and is incorporated by reference.

     (11) Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc. and Adelante Capital Management,  LLC (formerly,  Lend
          Lease Rosen Real Estate Securities,  LLC) is filed herewith as Exhibit
          No. EX-99.d.11.

     (12) Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services,  Inc. and Weiss Peck & Greer,  L.L.C.  was previously  filed with  Registrant's  Pre-Effective  Amendment No. 2 to its Registration
          Statement  on  Form  N-1A  with  the  SEC  on  May  10,  2001  and  is incorporated by reference.

     (13) Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc. and AEW Capital Management,  L.P. is filed herewith as
          Exhibit No. EX-99.d.13.

     (14) Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc.  and  Goldman  Sachs Asset  Management,  L.P. is filed herewith as Exhibit No. EX-99.d.14.

     (15) Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc. and Western Asset Management Company is filed herewith as Exhibit No. EX-99.d.15.

(e)  Underwriting Agreements

     (1)  Distribution  Agreement  between  AssetMark  Capital  Corporation  and
          Registrant  was  previously  filed  with  Registrant's  Post-Effective
          Amendment  No. 1 to its  Registration  Statement on Form N-1A with the
          SEC on September 9, 2002 and is incorporated by reference.

     (2)  Sub-Distribution  Agreement between AssetMark Capital  Corporation and
          Quasar  Distributors,  LLC  was  previously  filed  with  Registrant's
          Post-Effective  Amendment No. 1 to its Registration  Statement on Form
          N-1A  with  the  SEC on  September  9,  2002  and is  incorporated  by reference.

(f)  Bonus or Profit Sharing Contracts

     Not Applicable.

(g)  (1)  Custodian   Agreement  between  Registrant  and  U.S.  Bank,  N.A  was previously filed with  Registrant's  Post-Effective  Amendment No. 1 to its
     Registration  Statement  on Form N-1A with the SEC on September 9, 2002 and is incorporated by reference.

     (2)  Form of Amended and Restated Custody Agreement between  Registrant and
          U.S. Bank, N.A to be filed by amendment.

(h)  Other Material Contracts

     (1)  Fund  Administration  Servicing  Agreement between Registrant and U.S.
          Bancorp Fund  Services,  LLC was  previously  filed with  Registrant's
          Post-Effective  Amendment No. 1 to its Registration  Statement on Form
          N-1A  with  the  SEC on  September  9,  2002  and is  incorporated  by reference.

     (2)  Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp
          Fund   Services,   LLC  was   previously   filed   with   Registrant's
          Post-Effective  Amendment No. 1 to its Registration  Statement on Form
          N-1A  with  the  SEC on  September  9,  2002  and is  incorporated  by reference.

     (3)  Fund  Accounting  Servicing  Agreement  between  Registrant  and  U.S.
          Bancorp Fund  Services,  LLC was  previously  filed with  Registrant's
          Post-Effective  Amendment No. 1 to its Registration  Statement on Form
          N-1A  with  the  SEC on  September  9,  2002  and is  incorporated  by reference.

(i)  Opinion  and  Consent of Counsel  was  previously  filed with  Registrant's
     Pre-Effective  Amendment No. 2 to its  Registration  Statement on Form N-1A
     with the SEC on May 10, 2001 and is incorporated by reference.

(j)  Other Opinions

     (1)  Consent of  Registered  Public  Accounting  Firm is filed  herewith as
          Exhibit No. EX-99.j.1

     (2)  Power of  Attorney  dated  March 29,  2001 was  previously  filed with
          Registrant's   Pre-Effective  Amendment  No.  1  to  its  Registration
          Statement  on  Form  N-1A  with  the  SEC on  April  12,  2001  and is incorporated by reference.

(k)  Omitted Financial Statements

     Not Applicable.

(l)  Agreement   Relating  to  Initial   Capital  was   previously   filed  with
     Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on
     Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

(m)  Rule  12b-1 Plan was  previously  filed  with  Registrant's  Post-Effective
     Amendment No. 1 to its Registration  Statement on Form N-1A with the SEC on
     September 9, 2002 and is incorporated by reference.

(n)  Rule 18f-3 Plan

     Not Applicable.

(o)  Reserved.

(p)  Code of Ethics

     (1)  Joint Code of Ethics  for  AssetMark  Investment  Services,  Inc.  and
          AssetMark  Capital  Corporation was previously filed with Registrant's
          Pre-Effective  Amendment No. 1 to its  Registration  Statement on Form
          N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (2)  Code of Ethics for Brandes  Investment  Partners,  L.P. was previously
          filed  with  Registrant's   Pre-Effective   Amendment  No.  1  to  its
          Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (3)  Code of Ethics for Davis Selected  Advisors was previously  filed with
          Registrant's  Post-Effective  Amendment  No.  1  to  its  Registration
          Statement  on Form  N-1A  with  the SEC on  September  9,  2002 and is incorporated by reference.

     (4)  Code of Ethics for TCW  Investment  Management  Company was previously
          filed  with  Registrant's   Pre-Effective   Amendment  No.  1  to  its
          Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (5)  Code of Ethics for Atlanta Capital  Management  Company was previously
          filed  with  Registrant's   Post-Effective  Amendment  No.  1  to  its
          Registration  Statement on Form N-1A with the SEC on September 9, 2002 and is incorporated by reference.

     (6)  Code of Ethics for Cramer Rosenthal McGlynn,  LLC was previously filed with  Registrant's  Pre-Effective  Amendment No. 1 to its Registration
          Statement  on  Form  N-1A  with  the  SEC on  April  12,  2001  and is incorporated by reference.

     (7)  Code of Ethics for Ariel Capital Management, Inc. was previously filed with  Registrant's  Pre-Effective  Amendment No. 1 to its Registration
          Statement  on  Form  N-1A  with  the  SEC on  April  12,  2001  and is incorporated by reference.

     (8)  Code  of  Ethics  for  Transamerica  Investment  Management,  LLC  was
          previously filed with Registrant's  Post-Effective  Amendment No. 2 to its  Registration  Statement  on Form N-1A with the SEC on October 28,
          2003 and is incorporated by reference.

     (9)  Code of  Ethics  for Clay  Finlay,  Inc.  was  previously  filed  with
          Registrant's  Post-Effective  Amendment  No.  2  to  its  Registration
          Statement  on Form  N-1A  with  the SEC on  October  28,  2003  and is incorporated by reference..

     (10) Code of Ethics for Oppenheimer Capital, Inc. was previously filed with
          Registrant's  Post-Effective  Amendment  No.  2  to  its  Registration
          Statement  on Form  N-1A  with  the SEC on  October  28,  2003  and is incorporated by reference.

     (11) Code of Ethics for Adelante Capital  Management,  LLC (formerly,  Lend
          Lease Rosen Real Estate  Securities,  LLC) was  previously  filed with
          Registrant's   Pre-Effective  Amendment  No.  1  to  its  Registration
          Statement  on  Form  N-1A  with  the  SEC on  April  12,  2001  and is incorporated by reference.

     (12) Code of Ethics for Weiss Peck & Greer,  L.L.C.  was  previously  filed with  Registrant's  Pre-Effective  Amendment No. 1 to its Registration
          Statement  on  Form  N-1A  with  the  SEC on  April  12,  2001  and is incorporated by reference.

     (13) Code of Ethics for Registrant was previously  filed with  Registrant's
          Pre-Effective  Amendment No. 1 to its  Registration  Statement on Form
          N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (14) Code of  Ethics  for AEW  Capital  Management,  L.P.  to be  filed  by amendment.

     (15) Code of Ethics for Goldman Sachs Asset Management, L.P. to be filed by amendment.

     (16) Code of Ethics for  Western  Asset  Management  Company to be filed by amendment.

Item 23. Persons Controlled by or Under Common Control with Registrant.
-----------------------------------------------------------------------

No person is directly or indirectly  controlled by or under common  control with the Registrant.

Item 24. Indemnification.
-------------------------

     Article VII,  Section 1 of the Agreement and  Declaration of Trust provides that to the fullest  extent that  limitations  on the  liability of Trustees and officers  are  permitted by the  Delaware  Business  Trust Act, the officers and
Trustees shall not be responsible or liable in any event for any act or omission of: any agent of the Trust;  and Investment  Adviser,  Principal  Underwriter or
placement agent of the Trust;  or with respect to each Trustee and officer,  the act or omission of any other Trustee or officer,  respectively.  Nothing  herein contained  shall limit the  liability of any agent from or against any liability to the Trust or any  Shareholder to which such agent would  otherwise be subject by reason of  willful  misfeasance,  bad faith,  gross  negligence  or  reckless disregard of its respective duties to the Trust or the Shareholders.

     Pursuant to Rule 484 under the  Securities  Act of 1933,  as  amended,  the
Registrant furnishes the following undertaking:  "Insofar as indemnification for liability  arising under the Securities Act of 1933 (the "Act") may be permitted to trustees,  officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the  Securities  and  Exchange  Commission  such  indemnification  is against public policy as expressed in the Act and is, therefore,  unenforceable.
In the event that a claim for  indemnification  against such liabilities  (other than the payment by the  Registrant  of expenses  incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee,  officer or controlling person in connection with the securities being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 25. Business and Other Connections of the Investment Advisor.
------------------------------------------------------------------

[TO BE UPDATED IN RULE 485(b) AMENDMENT.]

     Other business, profession, vocation, or employment of a substantial nature in which each director,  partner or principal officer of each Investment Adviser is or has been,  at any time during the last two fiscal  years,  engaged for his own  account or in the  capacity  of  director,  officer,  employee,  partner or trustee are as follows:

AssetMark Investment Services, Inc. (the "Advisor")
---------------------------------------------------

     The Advisor is the investment  advisor to each of the Registrant's  series, which currently consist of: AssetMark Large Cap Value Fund,  AssetMark Large Cap
Growth Fund,  AssetMark Small/Mid Cap Value Fund, AssetMark Small/Mid Cap Growth
Fund,  AssetMark  International  Equity Fund,  AssetMark Real Estate  Securities
Fund,  AssetMark  Tax-Exempt  Fixed Income Fund,  and AssetMark  Core Plus Fixed
Income Fund (the "Funds"). The principal business address of the Advisor is 2300
Contra Costa Boulevard,  Suite 425, Pleasant Hill, California,  94523-3967.  The
Advisor is an investment advisor registered under the Investment Advisers Act of
1940 (the "Advisers Act").

Name and Position with AssetMark  Other Company/ Business/Employment          Position/ Relationship
                                                                              with other Company
Richard T. O'Toole, Chairman      ACG Capital Corp.                           Vice President
                                  2300 Contra Costa Blvd.
                                  Suite 425
                                  Pleasant Hill, CA 94523
                                  ACG Management Corp.                        Vice President & General
                                  2300 Contra Costa Blvd.                     Partner
                                  Suite 425
                                  Pleasant Hill, CA 94523
Brian R. O'Toole, Senior Vice     ACG Capital Corp.                           Vice President
President                         2300 Contra Costa Blvd.
                                  Suite 425
                                  Pleasant Hill, CA 94523
                                  ACG Management Corp.                        Vice President & General
                                  2300 Contra Costa Blvd.                     Partner
                                  Suite 425
                                  Pleasant Hill, CA 94523
Richard E. Steiny, Senior Vice    ACG Capital Corp.                           Vice President
President                         2300 Contra Costa Blvd.
                                  Suite 425
                                  Pleasant Hill, CA 94523
                                  ACG Management Corp.                        Vice President & General
                                  2300 Contra Costa Blvd.                     Partner
                                  Suite 425
                                  Pleasant Hill, CA 94523
Ronald D. Cordes, President       ACG Capital Corp.                           President
                                  2300 Contra Costa Blvd.
                                  Suite 425
                                  Pleasant Hill, CA 94523
                                  ACG Management Corp.                        President
                                  2300 Contra Costa Blvd.
                                  Suite 425
                                  Pleasant Hill, CA 94523
James E. Minnick, Director        Atlantic Asset Management, LLC              Director
                                  Clearwater House
                                  2187 Atlantic Street
                                  Stamford, CT 06902
                                  Smith, Graham & Co.                         Director
                                  6900 JP Morgan Chase Tower
                                  600 Travis Street
                                  Houston, TX 77002-0844
                                  StoneRidge Investment Partners, LLC         Director
                                  7 Great Valley Parkway, Suite 290
                                  Malvern, PA 19355
                                  Philippe Investment Management, Inc.        Director
                                  The Chrysler Building
                                  405 Lexington Avenue
                                  New York, NY 10174
                                  Putnam Lovell Capital Partners, Inc.        President
                                  65 East 55th Street
                                  New York, NY 10022
                                  Putnam Lovell NBF Private Equity Managing   Director
                                  65 East 55th Street
                                  New York, NY 10022
                                  PowellJohnson, Inc.                         Director
                                  3322 West End Avenue, Ninth Floor
                                  Nashville, TN 37203
Ted Theophilos, [______________]  Think Equity Partners                       Chief Operating Officer
                                  February - August 2002
                                  Palm Inc.                                   SVP and General Counsel
                                  400 N. McCarthy Blvd
                                  Milpitas, CA 95035
                                  September 2002 - February 2003
                                  Moore Wallace Incorporated                  EVP - Legal and Business
                                  1200 Lakeside Drive                         Affairs
                                  Bannockburn, IL 60015
                                  February 2003 to date
Cameron L. Miller, Director       Putnam Lovell NBF Private Equity            Principal/Vice- President
                                  Four Embarcadero Center,
                                  26th Floor San Francisco, CA 94111
                                  Berkeley Capital Management LLC             Director and Chief
                                  650 California Street, 28th Floor           Administrative Officer
                                  San Francisco, CA 94108
                                  Denali Advisors, LLC                        Director
                                  4350 La Jolla Village Drive, Suite 970
                                  San Diego, CA 92122

Brandes Investment Partners, LLC ("Brandes")
--------------------------------------------

     Brandes is a  sub-advisor  to the  Registrant's  Large Cap Value Fund.  The principal  business  address of Brandes is 11988 El Camino Real,  Suite 500, San
Diego,  CA 92191-9048.  Brandes is an investment  advisor  registered  under the
Advisers Act.

     No director, partner or principal officer of Brandes has at any time during the last two  fiscal  years  engaged  for his or her own  account  in any  other business, profession, vocation, or employment of a substantial nature.

Davis Selected Advisors ("Davis")
---------------------------------

     Davis is a  sub-advisor  to the  Registrant's  Large  Cap Value  Fund.  The principal  business  address of Davis is 2949 E. Elvira Road, Suite 101, Tucson,
Arizona,  85706.  Davis is an investment  advisor  registered under the Advisers
Act.  The  business  and other  connections  of Davis  set forth in the  Uniform
Application for Investment  Adviser  Registration of Davis ("Form ADV") as filed with the SEC and incorporated by reference herein.

Name and Position with Davis      Other Company/ Business/Employment         Position/ Relationship
Selected Advisers, L.P.                                                      with other Company
Andrew A. Davis, President        Davis Investments, LLC                     President
                                  2949 East Elvira Road
                                  Tucson, Arizona 85706
                                  Venture Advisers, Inc.                     President
                                  2949 East Elvira Road
                                  Tucson, Arizona 8570
                                  Davis Selected Advisers-NY, Inc.           Vice President
                                  609 Fifth Ave., 11th Floor
                                  New York, NY 10017
Christopher C. Davis, Chief       Davis Investments, LLC                     Chief Executive Officer
Executive Officer                 2949 East Elvira Road
                                  Tucson, Arizona 85706
                                  Venture Advisers, Inc.                     Vice Chairman
                                  2949 East Elvira Road
                                  Tucson, Arizona 8570
                                  Davis Selected Advisers-NY, Inc.           Chief Executive Officer
                                  609 Fifth Ave., 11th Floor                 & President
                                  New York, NY 10017
                                  Davis Partners I, LLC                      Chief Executive Officer
                                  2949 East Elvira Road
                                  Tucson, Arizona 8570
Kenneth C. Eich, Chief            Davis Investments, LLC                     Chief Operating Officer
Operating Officer                 2949 East Elvira Road
                                  Tucson, Arizona 85706
                                  Venture Advisers, Inc.                     Chief Operating Officer
                                  2949 East Elvira Road
                                  Tucson, Arizona 8570
                                  Davis Selected Advisers- NY, Inc.          Chief Operating Officer
                                  609 Fifth Ave., 11th Floor
                                  New York, NY 10017
                                  Davis Distributors, LLC                    President
                                  2949 East Elvira Road
                                  Tucson, Arizona 8570
                                  Davis Partners I, LLC                      Chief Operating Officer
                                  2949 East Elvira Road
                                  Tucson, Arizona 8570
Anthony Frazia, Chief             Davis Investments, LLC                     Chief Compliance Officer
Compliance Officer                2949 East Elvira Road
                                  Tucson, Arizona 85706
                                  Davis Distributors, LLC                    Chief Compliance Officer
                                  2949 East Elvira Road
                                  Tucson, Arizona 8570
Sharra L. Reed, Vice President    Davis Investments, LLC                     Vice President
                                  2949 East Elvira Road
                                  Tucson, Arizona 85706
                                  Davis Partners I, LLC                      Vice President
                                  2949 East Elvira Road
                                  Tucson, Arizona 8570
Thomas D. Tays, Chief Legal       Davis Investments, LLC                     Chief Legal Officer
Officer                           2949 East Elvira Road
                                  Tucson, Arizona 85706
                                  Venture Advisers, Inc.                     Chief Legal Officer
                                  2949 East Elvira Road
                                  Tucson, Arizona 8570
                                  Davis Selected Advisers- NY, Inc.          Chief Legal Officer
                                  609 Fifth Ave., 11th Floor
                                  New York, NY 10017
                                  Davis Distributors, LLC                    Chief Legal Officer
                                  2949 East Elvira Road
                                  Tucson, Arizona 8570
                                  Davis Partners I, LLC                      Chief Legal Officer
                                  2949 East Elvira Road
                                  Tucson, Arizona 8570
Gary Tyc, Chief Financial         Davis Investments, LLC                     Chief Financial Officer
Officer                           2949 East Elvira Road
                                  Tucson, Arizona 85706
                                  Venture Advisers, Inc.                     Chief Financial Officer
                                  2949 East Elvira Road
                                  Tucson, Arizona 8570
                                  Davis Selected Advisers- NY, Inc.          Treasurer
                                  609 Fifth Ave., 11th Floor
                                  New York, NY 10017
                                  Davis Distributors, LLC                    Treasurer
                                  2949 East Elvira Road
                                  Tucson, Arizona 8570
                                  Davis Partners I, LLC                      Chief Financial Officer
                                  2949 East Elvira Road
                                  Tucson, Arizona 8570
Russell O. Wiese, Chief           Davis Investments, LLC                     Chief Marketing Officer
Marketing Officer                 2949 East Elvira Road
                                  Tucson, Arizona 85706
                                  Davis Selected Advisers-NY, Inc.,          Chief Marketing Officer
                                  609 Fifth Ave., 11th Floor
                                  New York, NY 10017
                                  Davis Distributors, LLC                    Chief Marketing Officer
                                  2949 East Elvira Road
                                  Tucson, Arizona 8570
                                  Davis Partners I, LLC                      Chief Marketing Officer
                                  2949 East Elvira Road
                                  Tucson, Arizona 8570

TCW Investment Management Company ("TCW")
-----------------------------------------

     TCW is a sub-advisor to the Registrant's Large Cap Growth and Small/Mid Cap
Growth Funds.  The principal  business address of TCW is 865 South Figueroa St.,
Suite 1800, Los Angeles, CA 90017. TCW is an investment advisor registered under the Advisers Act. The business and other connections of TCW are set forth in the
Form ADV as filed with the SEC and incorporated by reference herein.

Name and Position with TCW        Other Company/ Business/Employment            Position/ Relationship
                                                                                with other Company
Christopher John Ainley, Group    TCW Asset Management Company                  Group Managing Director
Managing Director                 865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  Trust Company of the West ("TCW")             Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Mark Louis Attanasio, Group       TCW Asset Management Company                  Group Managing Director
Managing Director and Chief       865 South Figueroa St., Suite 1800            and Chief Investment
Investment Officer- Below         Los Angeles, CA 90017                         Officer
Investment Grade Fixed Income
                                  TCW                                           Group Managing Director
                                  865 South Figueroa St., Suite 1800            and Chief Investment
                                  Los Angeles, CA 90017                         Officer
                                  The TCW Group, Inc.                           Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW/Crescent Mezzanine, L.L.C                 Director & Managing
                                  11100 Santa Monica Boulevard, Suite 2000      Director
                                  Los Angeles, CA 90025
                                  Crescent MACH I G.P. Corporation              Sr. Vice President
Bonnie Niten Baha, Managing       TCW Asset Management Company                  Managing Director
Director                          865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Philip Alan Barach, Group         TCW Advisors, Inc.                            Group Managing Director
Managing Director and Chief       865 South Figueroa St., Suite 1800            and Chief Investment
Investment Officer - Investment   Los Angeles, CA 90017                         Officer
Grade Fixed Income
                                  TCW Asset Management Company                  Group Managing Director
                                  865 South Figueroa St., Suite 1800            and Chief Investment
                                  Los Angeles, CA 90017                         Officer
                                  TCW                                           Group Managing Director
                                  865 South Figueroa St., Suite 1800            and Chief Investment
                                  Los Angeles, CA 90017                         Officer
Wendy Susan Barker, Managing      TCW Asset Management Company                  Managing Director
Director                          865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Javier Weichers Baz, Managing     TCW Asset Management Company                  Director and Managing
Director                          865 South Figueroa St., Suite 1800            Director
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW London International, Limited             Director, President and
                                  16 Charles II Street                          Chief Executive Officer
                                  London SW1Y4QU
                                  TCW/Latin America Partners, L.L.C.            Investment Committee
                                                                                Member
Brian Michael Beitner, Managing   TCW Asset Management Company                  Managing Director
Director                          865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Robert David Beyer, Executive     TCW/Cresent Mezzanine, L.L.C.                 Chairman of the Board
Vice President and Chief          11100 Santa Monica Boulevard,
Investment                        Officer Suite 2000
                                  Los Angeles, CA 90025
                                  TCW Asset Management Company                  Director, Executive Vice
                                  865 South Figueroa St., Suite 1800            President and Chief
                                  Los Angeles, CA 90017                         Investment Officer
                                  TCW                                           Executive Vice President
                                  865 South Figueroa St., Suite 1800            and Chief Investment
                                  Los Angeles, CA 90017                         Officer
                                  Crescent MACH I G.P. Corporation              President and Chief
                                                                                Executive Officer
Glen Edward Bickerstaff, Group    TCW Asset Management Company                  Director and Managing
Managing Director                 865 South Figueroa St., Suite 1800            Director
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Randolph Ragsdale Birkman,        TCW Asset Management Company                  Managing Director
Managing Director                 865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Shannon M. Callan, Managing       TCW Asset Management Company                  Managing Director
Director                          865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Nicholas John Capuano, Managing   TCW Asset Management Company                  Managing Director
Director                          865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Jean-Marc Chapus, Director        TCW/Crescent Mezzanine, L.L.C.                Director, President and
Group Managing                    11100 Santa Monica Boulevard, Suite 2000      Chief Executive Officer
                                  Los Angeles, CA 90025
                                  TCW Asset Management Company                  Group Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Group Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Timothy Patrick Costello,         TCW/Crescent Mezzanine, L.L.C.                Managing Director
Managing Director                 11100 Santa Monica Boulevard,
                                  Suite 2000
                                  Los Angeles, CA 90025
Leigh R. Crawford, Managing       TCW Asset Management Company                  Managing Director
Director                          865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Joel Anthony Daminni, Managing    TCW Asset Management Company                  Managing Director
Director                          865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Arnold August Egli, Senior Vice   TCW Asset Management Company                  Senior Vice President
President                         865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Senior Vice President
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Penelope Dyson Foley, Managing    TCW Asset Management Company                  Director and Managing
Director                          865 South Figueroa St., Suite 1800            Director
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW Americas Management, L.P.                 Partner
Douglas Stephen Foreman, Group    TCW Asset Management Company                  Director, Group Managing
Managing Director and Chief       865 South Figueroa St., Suite 1800            Director and Chief
Investment Officer - U.S.         Los Angeles, CA 90017                         Investment Officer
Equities
                                  TCW                                           Group Managing Director
                                  865 South Figueroa St., Suite 1800            and Chief Investment
                                  Los Angeles, CA 90017                         Officer
Joseph John Galligan, Managing    TCW Asset Management Company                  Managing Director
Director                          865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Nicola Francis Galluccio,         TCW Asset Management Company                  Director and Managing
Managing Director                 865 South Figueroa St., Suite 1800            Director
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Mark Lazar Gold, Managing         TCW Asset Management Company                  Managing Director
Director                          865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW Advisors, Inc.                            Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Jeffrey Edward Gundlach, Group    TCW Asset Management Company                  Director and Group
Managing Director                 865 South Figueroa St., Suite 1800            Managing Director
                                  Los Angeles, CA 90017
                                  TCW                                           Director and Group
                                  865 South Figueroa St., Suite 1800            Managing Director
                                  Los Angeles, CA 90017
Robert Maxwell Hanisee,           TCW Asset Management Company                  Managing Director and
Managing Director and Chief       865 South Figueroa St., Suite 1800            Chief Investment
Investment Officer-Private        Los Angeles, CA 90017                         Officer-Private Client
Client Services                                                                 Services
                                  TCW                                           Managing Director and
                                  865 South Figueroa St., Suite 1800            Chief Investment
                                  Los Angeles, CA 90017                         Officer-Private Client
                                                                                Services
James M. Hassett, Managing        TCW Asset Management Company                  Managing Director
Director                          865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Frederick Hamilton Horton,        TCW Asset Management Company                  Managing Director
Managing Director                 865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Diane E. Jaffee, Managing         TCW Asset Management Company                  Managing Director
Director                          865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Thomas Duerson Lyon, Managing     TCW Asset Management Company                  Managing Director
Director                          865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Thomas Kaho McKissick, Managing   TCW Asset Management Company                  Managing Director
Director                          865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Luz Maria Padilla, Managing       TCW Asset Management Company                  Managing Director
Director                          865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Michael Patrick Reilly,           TCW Asset Management Company                  Managing Director
Managing Director                 865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
John Crowley Rocchio, Managing    TCW/Crescent Mezzanine, L.L.C.                Managing Director
Director                          11100 Santa Monica Boulevard, Suite 2000
                                  Los Angeles, CA 90025
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Nathan Bradley Sandler,           TCW Asset Management Company                  Managing Director
Managing Director                 865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Susan Suvall Schottenfeld,        TCW Asset Management Company                  Managing Director
Managing Director                 865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Barr Zion Segal, Managing         TCW Asset Management Company                  Managing Director
Director                          865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
N. John Snider, Managing          TCW Asset Management Company                  Managing Director
Director                          865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
William Charles Sonneborn,        TCW Asset Management Company                  Executive Vice President
Executive Vice President          865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Executive Vice President
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  The TCW Group, Inc.                           Executive Vice President
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW Advisors, Inc.                            Executive Vice President
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW London International, Limited r           Managing Director
                                  16 Charles II Street
                                  London SW1Y4QU
                                  TCW/Latin America Partners, L.L.C.            Managing Director
Komal S. Sri-Kumar, Managing      TCW Asset Management Company                  Director and Managing
Director                          865 South Figueroa St., Suite 1800            Director
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Nicholas William Tell, Jr.,       TCW Asset Management Company                  Director-Chairman and
Managing Director                 865 South Figueroa St., Suite 1800            President
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW/Crescent Mezzanine, L.L.C.                Managing Director
                                  11100 Santa Monica Boulevard,
                                  Suite 2000
                                  Los Angeles, CA 90025
                                  Crescent MACH I G.P. Corporation              Vice President
                                  Crescent Securities Corporation               Financial Principal
Scott W. Thornton, Managing       TCW Asset Management Company                  Managing Director
Director                          865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Melissa Vine Weiler, Managing     TCW                                           Managing Director
Director                          865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Gregory Whiteley, Senior Vice     TCW Asset Management Company                  Senior Vice President
President                         865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Senior Vice President
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW Advisors, Inc.                            Senior Vice President
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Lisa Zeller, Managing Director    TCW Asset Management Company                  Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW                                           Managing Director
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
Alvin Robert Albe, Jr.,           TCW Asset Management Company                  Director and Executive
President and Chief Executive     865 South Figueroa St., Suite 1800            Vice President
Officer                           Los Angeles, CA 90017
                                  The TCW Group, Inc.                           Director and Executive
                                  865 South Figueroa St., Suite 1800            Vice President
                                  Los Angeles, CA 90017
                                  TCW London International, Limited             Director and Executive
                                  16 Charles II Street                          Vice President
                                  London SW1Y4QU
                                  TCW Advisors, Inc.                            Director and Executive
                                  865 South Figueroa St., Suite 1800            Vice President
                                  Los Angeles, CA 90017
                                  TCW/Latin America Partners, L.L.C.            Director
                                  TCW Asia Limited                              Director

Michael Edward Cahill,            TCW Asset Management Company                  Secretary and General
Secretary and General Counsel     865 South Figueroa St., Suite 1800            Counsel
                                  Los Angeles, CA 90017
                                  TCW Advisors, Inc.                            Secretary and General
                                  865 South Figueroa St., Suite 1800            Counsel
                                  Los Angeles, CA 90017
                                  TCW/Crescent Mezzanine, L.L.C.                Secretary and General
                                  11100 Santa Monica Boulevard, Suite 2000      Counsel
                                  Los Angeles, CA 90025
                                  TCW/Latin America Partners, L.L.C.            Managing Director
                                  TCW London International, Limited             Director and Managing
                                  16 Charles II Street                          Director
                                  London SW1Y4QU
David Stephen DeVito, Managing    TCW Asset Management Company                  Managing Director and
Director and Chief Financial      865 South Figueroa St., Suite 1800            Chief Financial Officer
Officer                           Los Angeles, CA 90017
                                  TCW                                           Managing Director and
                                  865 South Figueroa St., Suite 1800            Chief Financial Officer
                                  Los Angeles, CA 90017
                                  The TCW Group, Inc.                           Managing Director and
                                  865 South Figueroa St., Suite 1800            Chief Financial Officer
                                  Los Angeles, CA 90017
                                  TCW Advisors, Inc.                            Managing Director and
                                  865 South Figueroa St., Suite 1800            Chief Financial Officer
                                  Los Angeles, CA 90017
                                  TCW/Crescent Mezzanine, L.L.C.                Managing Director and
                                  11100 Santa Monica Boulevard, Suite 2000      Chief Financial Officer
                                  Los Angeles, CA 90025
                                  TCW/Latin America Partners, L.L.C.            Chief Financial Officer
                                                                                and Treasurer
                                  TCW London International, Limited             Managing Director and
                                  16 Charles II Street                          Chief Financial Officer
                                  London SW1Y4QU
Thomas Ernest Larkin, Jr., Vice   TCW Asset Management Company                  Director and Vice
Chairman                          865 South Figueroa St., Suite 1800            Chairman
                                  Los Angeles, CA 90017
                                  TCW                                           Director and Vice
                                  865 South Figueroa St., Suite 1800            Chairman
                                  Los Angeles, CA 90017
                                  TCW Group, Inc.                               Director and Vice
                                  865 South Figueroa St., Suite 1800            Chairman
                                  Los Angeles, CA 90017
                                  TCW Advisors, Inc.                            Director and Vice
                                  865 South Figueroa St., Suite 1800            Chairman
                                  Los Angeles, CA 90017
Hilary Gilian Darcy Lord,         TCW Asset Management Company                  Managing Director and
Managing Director and Chief       865 South Figueroa St., Suite 1800            Chief Compliance Officer
Compliance                        Officer Los Angeles, CA 90017
                                  TCW                                           Managing Director and
                                  865 South Figueroa St., Suite 1800            Chief Compliance Officer
                                  Los Angeles, CA 90017
                                  The TCW Group, Inc.                           Managing Director and
                                  865 South Figueroa St., Suite 1800            Chief Compliance Officer
                                  Los Angeles, CA 90017
                                  TCW Advisors, Inc.                            Managing Director and
                                  865 South Figueroa St., Suite 1800            Chief Compliance Officer
                                  Los Angeles, CA 90017
Marc I. Stern, Chairman           TCW Asset Management Company                  President and Vice
                                  865 South Figueroa St., Suite 1800            Chairman
                                  Los Angeles, CA 90017
                                  TCW                                           Chairman
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  The TCW Group, Inc.                           Director and President
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017
                                  TCW Advisors, Inc.                            Vice Chairman
                                  865 South Figueroa St., Suite 1800
                                  Los Angeles, CA 90017

Atlanta Capital Management Company ("Atlanta")
----------------------------------------------

     Atlanta is a sub-advisor  to the  Registrant's  Large Cap Growth Fund.  The principal  business address of Atlanta is 1349 West Peachtree  Street,  Atlanta,
Georgia,  30309.  Atlanta is an investment advisor registered under the Advisers
Act. The business and other connections of Atlanta are set forth in the Form ADV as filed with the SEC and incorporated by reference herein.

Name and Position with Atlanta    Other Company/ Business/Employment        Position/ Relationship
                                                                            with other Company
Glenn H. Shaw, CFA                ING Investment Management                 Senior Associate
Vice-President                    5780 Powers Ferry Road, NW, Suite 300
                                  Atlanta, GA 30327-4349
W. Matthew Hereford, CFA          Invesco                                   Portfolio Manager
Vice-President                    1360 Peachtree Street
                                  Atlanta, GA 30309
James S. Skesavage, Jr., Vice     Invesco                                   Director of Client
President- Director of Marketing  1360 Peachtree Street                     Service/ Product
                                  Atlanta, GA 30309                         Management

Cramer Rosenthal McGlynn, LLC ("Cramer Rosenthal")
--------------------------------------------------

     Cramer Rosenthal is a sub-advisor to the  Registrant's  Small/Mid Cap Value
Fund. The principal  address of Cramer Rosenthal is 707 Westchester  Ave., White
Plains, NY 10604. Cramer Rosenthal is an investment advisor registered under the
Advisers  Act. The business and other  connections  of Cramer  Rosenthal are set forth  in the  Form ADV as filed  with  the SEC and  incorporated  by  reference herein.

Name and Position with Cramer     Other Company/ Business/Employment         Position/ Relationship
                                                                             with other Company
Jay Brian Abramson, Executive     Cramer Rosenthal McGlynn, LLC.             Executive Vice President
Vice President                    707 Westchester Ave.
                                  White Plains, NY 10604
                                  Cramer Rosenthal McGlynn, Inc.             Executive Vice President
                                  707 Westchester Ave.
                                  White Plains, NY 10604
                                  CRM Equities, LLC                          Executive Vice President
                                  707 Westchester Ave.
                                  White Plains, NY 10604
                                  CRM Investors, Inc.                        Executive Vice President
                                  707 Westchester Ave.
                                  White Plains, NY 10604
Elizabeth Anne Coley Chief        Cramer Rosenthal McGlynn, LLC.             Chief Legal Officer &
Legal Officer & Chief                                                        Chief Compliance Officer
Compliance Officer
                                  Cramer Rosenthal McGlynn, Inc.             Chief Legal Officer &
                                                                             Chief Compliance Officer
                                  CRM Equities, LLC                          Chief Legal Officer &
                                                                             Chief Compliance Officer
                                  CRM Investors, Inc.                        Chief Legal Officer &
                                                                             Chief Compliance Officer
                                  CRM Alternatives, Inc.                     Chief Legal Officer &
                                  707 Westchester Ave.                       Chief Compliance Officer
                                  White Plains, NY 10604
                                  Instinet Corporation                       Counsel
                                  3 Times Square
                                  New York, NY 10036
                                  Orrick, Herrington & Sutcliffe, LLP        Counsel
                                  666 5th Avenue
                                  New York, NY 10022
Gerald Bertram Cramer, Chairman   Cramer Rosenthal McGlynn, Inc.             Chairman
                                  707 Westchester Ave.
                                  White Plains, NY 10604
                                  CRM Equities, LLC                          Chairman
                                  707 Westchester Ave.
                                  White Plains, NY 10604
                                  CRM Investors, Inc.                        Chairman
                                  707 Westchester Ave.
                                  White Plains, NY 10604
                                  Tecnomatrix Technology                     Director
                                  16 Hagal im Avenue
                                  Herzliya, Israel, 46733
Fred Marden Filoon, Senior Vice   Cramer Rosenthal McGlynn, Inc.             Senior Vice President
President                         707 Westchester Ave.
                                  White Plains, NY 10604
                                  CRM Equities, LLC                          Senior Vice President
                                  707 Westchester Ave.
                                  White Plains, NY 10604
                                  CRM Investors, Inc.                        Senior Vice President
                                  707 Westchester Ave.
                                  White Plains, NY 10604
                                  Trudy Corp.                                Director
                                  353 Main Street
                                  Norwalk, CT 06851
Christopher C. Fox, Principal     Cramer Rosenthal McGlynn, LLC.             Principal
                                  707 Westchester Ave.
                                  White Plains, NY 10604
                                  Schanenen Fox Capital Management, Inc.     Principal
                                  No Current Address
Jamie Handwerker, Principal       Cramer Rosenthal McGlynn, LLC.             Principal
                                  707 Westchester Ave.
                                  White Plains, NY 10604
                                  ING Furman Selz Asset Management, LLC      Managing Director and
                                                                             Equity Research Analyst
Ronald Harward McGlynn,           Cramer Rosenthal McGlynn, LLC.             President & Chief
President & Chief Executive       707 Westchester Ave.                       Executive Officer
Officer                           White Plains, NY 10604
                                  Cramer Rosenthal McGlynn, Inc.             President & Chief
                                  707 Westchester Ave.                       Executive Officer
                                  White Plains, NY 10604
                                  CRM Equities, LLC                          President & Chief
                                  707 Westchester Ave.                       Executive Officer
                                  White Plains, NY 10604
                                  CRM Investors, Inc.                        President & Chief
                                  707 Westchester Ave.                       Executive Officer
                                  White Plains, NY 10604
Edward John Rosenthal, Vice       Cramer Rosenthal McGlynn, LLC.             Vice Chairman
Chairman                          707 Westchester Ave.
                                  White Plains, NY 10604
                                  Cramer Rosenthal McGlynn, Inc.             Vice Chairman
                                  707 Westchester Ave.
                                  White Plains, NY 10604
                                  CRM Equities, LLC                          Vice Chairman
                                  707 Westchester Ave.
                                  White Plains, NY 10604
                                  CRM Investors, Inc.                        Vice Chairman
                                  707 Westchester Ave.
                                  White Plains, NY 10604
David Abbott Tillson, Senior      Cramer Rosenthal McGlynn, LLC.             Senior Vice President
Vice President                    707 Westchester Ave.
                                  White Plains, NY 10604
                                  U.S. Trust Company of NY                   Managing Director
Thomas Ted Celcala, Member,       Cramer Rosenthal McGlynn, LLC.             Member, Board of Managers
Board of Managers                 707 Westchester Ave.
                                  White Plains, NY 10604
                                  Wilmington Trust Company                   Chairman of Board and CEO
                                  Rodney Square North
                                  1100 North Market Street
                                  Wilmington, DE 19890-0001
Robert Christian, Member, Board   Cramer Rosenthal McGlynn, LLC.             Member, Board of Managers
of Managers                       707 Westchester Ave.
                                  White Plains, NY 10604
                                  Wilmington Trust Company                   CIO
                                  Rodney Square North
                                  1100 North Market Street
                                  Wilmington, DE 19890-0001
David Gibson, Member, Board of    Cramer Rosenthal McGlynn, LLC.             Member, Board of Managers
Managers                          707 Westchester Ave.
                                  White Plains, NY 10604
                                  Wilmington Trust Corporation               Executive Vice President
                                  Rodney Square North                        and Chief Financial
                                  1100 North Market Street                   Officer
                                  Wilmington, DE 19890-0001
                                  Wilmington Trust Corporation               Senior Vice President
                                  Rodney Square North                        and Chief Financial
                                  1100 North Market Street                   Officer
                                  Wilmington, DE 19890-0001

Ariel Capital Management, Inc. ("Ariel")
----------------------------------------

     Ariel is a sub-advisor  to the  Registrant's  Small/Mid Cap Value Fund. The principal  business  address of Ariel is 200 East  Randolph  Drive,  Suite 2900,
Chicago,  IL 60601. Ariel is an investment advisor registered under the Advisers
Act. The business and other  connections  of Ariel are set forth in the Form ADV as filed with the SEC and incorporated by reference herein.

Name and Position with Ariel      Other Company/ Business/Employment       Position/ Relationship
Employment                                                                 with other Company
John Washington Rogers, Jr.,      None                                     None
Chairman of the Board of
Directors/Chief Executive
Officer and Chief Investment
Officer
Mellody Louise Hobson,            None                                     None
President, Member of the Board
of Directors
James William Atkinson,           None                                     None
Executive Vice President, Chief
Financial & Administrative
Officer
Merrillyn Jean Kosier,            None                                     None
Executive Vice
President/Director of Mutual
Fund Marketing & Investor
Services
Peter Quentin Thompson,           None                                     None
Executive Vice
President/Director of
Institutional Marketing &
Client Services, Member of the
Board of Directors
Cheryl Ann Cargie, Senior Vice    None                                     None
President/Head Trader
Timothy Fidler, CFA, Senior       None                                     None
Vice President/Portfolio
Management & Director of
Research
John Patrick Miller, Senior       None                                     None
Vice President/Portfolio
Management
Franklin Lyon Morton, Senior      None                                     None
Vice President/Portfolio
Management
Roger Paul Schmitt, Senior Vice   None                                     None
President, Chief Information
Officer
Jason Jerome Tyler, Senior Vice   None                                     None
President/Portfolio Management
Dr. James Edward Bowman,          None                                     None
Director
Henry B. Pearsall, Director       Pearsall et Pere                         Principal & Director
                                  140 W. Hubbard
                                  Chicago, IL 60622
Robert Irving Solomon, Director   Ariba, Inc.                              Director of Strategic
                                  6 East Scott Street, Unit 6              Accounts
                                  Chicago, IL 60610
David John Vitale, Director       Chicago Public Schools                   Chief Administrative
                                  125 South Clark Street, 16th Floor       Officer
                                  Chicago, Illinois 60603
Paula Wolff, Director             Chicago Metropolis 2020                  Senior Executive
                                  30 West Monroe, 18th Floor
                                  Chicago, IL 60603

Transamerica Investment Management, LLC.
----------------------------------------

     Transamerica Investment Management, LLC has a 35-year history of delivering institutional investment management services. Transamerica's investment strategy seeks to identify value-creating trends early, before they are recognized by the market in general. In pursuit of capital growth, Transamerica's small/mid growth portfolios invest in a relatively small number of first-in-class  companies,  as determined by the companies' own strong fundamentals.  Transamerica's investment team has implemented this approach  consistently  for decades,  in bull and bear markets.

Name and Position with            Other Company/ Business/Employment             Position/ Relationship
Transamerica                                                                     with other Company
Gary U. Rolle, President,         None                                           None
Manager, Chief Investment
Officer
Jeffrey S. Van Harte, Senior      None                                           None
Vice President, Manager, Head
of Equities
Heidi Y. Hu, Senior Vice          None                                           None
President, Director of Fixed
Income
John R. Kenney, Manager           Great Companies, LLC                           Chairman, Director,
                                                                                 Co-Chief Executive
                                                                                 Officer
Brian C. Scott, Manager           AEGON/Transamerica Fund Advisers, Inc.         Director, President,
                                                                                 Chief Executive Officer
Ann Marie Swanson, Vice           None                                           None
President, Chief Compliance
Officer, Secretary
John C. Riazzi, Manager, Chief    None                                           None
Executive Officer
Larry N. Norman, Manager          AEGON, USA                                     Executive Vice
                                                                                 President, Chief
                                                                                 Operating Officer

Clay Finlay, Inc.
-----------------

     Clay  Finlay  is a  global  equity  management  firm  founded  in 1982  and headquartered in New York, with offices at 200 Park Avenue,  New York, NY 10166.
The firm also has offices in London and Tokyo. An experienced multinational team of more than 20 investment  professionals manages a full range of multi-regional and  regional  equity  mandates  on  behalf  of  major  corporations,  financial institutions and governments.

Name and Position with Clay       Other Company/ Business/Employment            Position/ Relationship
Finlay                                                                          with other Company
D. Francis Finlay, Chairman,      Blakeney Investors                            Non-executive Director
President & C.E.O.                17 cote d'Eich
                                  L 1450
                                  Luxembourg
                                  Boyar Allen Pacific Fund                      Non-executive Director
                                  Boyar Allen Japan Fund
                                  Walker House
                                  PO Box 265 GT
                                  Grand Cayman
                                  Cayman Islands
                                  East Europe Development Fund Ltd              Non-executive Director
                                  12 Britannia Place
                                  Bath Street
                                  St. Helier, JE2 4SU
                                  Jersey
                                  Lebanon Holdings                              Non-executive Director
                                  Cefinor Centre
                                  Clemenceau Street
                                  Ras Beruit
                                  Lebabnon
                                  Scottish Investment Trust                     Non-executive Director
                                  6 Albyn Place
                                  Edinburgh, EH2 4NL
                                  Scotland
John Peter Clay, Director         Genesis Emerging Markets Fund                 Non-executive Director
                                  21 Knightsbridge
                                  London, SW1X 7LY
                                  United Kingdom
Peter George Robert Lyon,         Phillips Pension Fund                         Advisor
Director                          Holland
                                  Pilkington Pension Fund Investment            Advisor
                                  Committee
                                  London
                                  United Kingdom
                                  Schroder Japan Growth Fund                    Non-executive Director
                                  London
                                  United Kingdom
Scott Powers, Director            Old Mutual Asset Managers (US) LLC            Chief Executive Officer
                                  200 Clarendon Street
                                  Boston, Massachusetts 02116
                                  Old Mutual (US) Holdings Inc.                 Chief Executive Officer
                                  200 Clarendon Street
                                  Boston, Massachusetts 02116

Oppenheimer Capital, Inc. ("Oppenheimer")
-----------------------------------------

     Oppenheimer is a sub-advisor to the Registrant's International Equity Fund.
The principal  business  address of  Oppenheimer is 1345 Avenue of the Americas,
48th Floor, New York, NY 10105.  Oppenheimer is an investment advisor registered under the Advisers Act. The business and other  connections of  Oppenheimer  are set forth in the Form ADV as filed with the SEC and  incorporated  by  reference herein.

Name and Position with            Other Company/ Business/Employment         Position/ Relationship
Oppenheimer                                                                  with other Company
Elisa Amitay Mazen                Oppenheimer Capital                        Managing Director -
                                  1345 Avenue of the Americas                Portfolio Manager
                                  New York, NY 10105

Adelante Capital Management, LLC (formerly, Lend Lease Rosen Real Estate
Securities, LLC) ("Adelante")
------------------------------------------------------------------------

     Adelante is a sub-advisor to the Registrant's  Real Estate Securities Fund.
The principal  business  address of Adelante is 1995  University  Avenue,  #550,
Berkeley,  CA, 94704.  Adelante is an investment  advisor  registered  under the
Advisers  Act. The business and other  connections  of Adelante are set forth in the Form ADV as filed with the SEC and incorporated by reference herein.

Name and Position with Adelante   Other Company/ Business/Employment     Position/ Relationship
                                                                         with other Company
[TO BE COMPLETED IN RULE 485(b) AMENDMENT.]

Weiss Peck & Greer, L.L.C. ("Weiss Peck")
-----------------------------------------

     Weiss Peck is a sub-advisor  to the  Registrant's  Tax-Exempt  Fixed Income
Fund. The principal  business address of Weiss Peck is One New York Plaza,  30th
Floor, New York, NY 10004-1950.  Weiss Peck is an investment  advisor registered under the Advisers Act. The business and other connections of Weiss Peck are set forth  in the  Form ADV as filed  with  the SEC and  incorporated  by  reference herein.

Name and Position with Weiss      Other Company/ Business/Employment          Position/ Relationship
Peck                                                                          with other Company
Nassos Michas, President & Chief  New York Stock Exchange--International
                                  Executive Officer Advisory Board
                                  11 Wall Street
                                  New York, NY 10005
Ronald Monroe Hoffner, Managing   None                                        None
Director & Chief Financial
Officer

AEW Capital Management, L.P. ("AEW")
------------------------------------

     AEW is a sub-advisor to the Registrant's  Real Estate  Securities Fund. The
principal  business address of AEW is World Trade Center East, Two Seaport Lane,
Boston,  Massachusetts  02210. AEW is an investment advisor registered under the
Advisers  Act. The business  and other  connections  of AEW are set forth in the
Form ADV as filed with the SEC and incorporated by reference herein.

Name and Position with AEW        Other Company/ Business/Employment       Position/ Relationship
                                                                           with other Company
[TO BE COMPLETED IN RULE 485(b) AMENDMENT.]

Goldman Sachs Asset Management, L.P. ("Goldman").
-------------------------------------------------

     Goldman is a sub-advisor to the  Registrant's  Core Plus Fixed Income Fund.
The principal  business address of Goldman is 32 Old Slip, 23rd Floor, New York,
NY 10005.  Goldman is an investment  advisor  registered under the Advisers Act.
The business and other  connections  of Goldman are set forth in the Form ADV as filed with the SEC and incorporated by reference herein.

Name and Position with Goldman    Other Company/ Business/Employment        Position/ Relationship
                                                                            with other Company
[TO BE COMPLETED IN RULE 485(b) AMENDMENT.]

Western Asset Management Company ("Western").
---------------------------------------------

     Western is a sub-advisor to the  Registrant's  Core Plus Fixed Income Fund.
The  principal  business  address  of Western  is 385 East  Colorado  Boulevard,
Pasadena,  CA 91101.  Western  is an  investment  advisor  registered  under the
Advisers Act. The business and other connections of Western are set forth in the
Form ADV as filed with the SEC and incorporated by reference herein.

Name and Position with Western    Other Company/ Business/Employment          Position/ Relationship
                                                                              with other Company
[TO BE COMPLETED IN RULE 485(b) AMENDMENT.]

Item 26.  Principal Underwriter.
--------------------------------

[TO BE UPDATED IN RULE 485(b) AMENDMENT.]

(a)  AssetMark  Capital  Corporation,  2300 Contra Costa  Boulevard,  Suite 425,
     Pleasant Hill, CA 94523-3967, the Distributor for shares of the Registrant, does not act as principal underwriter for any other fund.

(b)  To the best of Registrant's knowledge, the directors and executive officers of AssetMark Capital Corporation are as follows:

Name and Principal Business       Position and Offices with             Positions and Offices
Address*                          AssetMark Capital Corporation         with Registrant
Ronald Dennis Cordes              President & Trustee                   President, Chairperson
Brian Robert O'Toole              Vice President                        None
Richard Thomas O'Toole            Vice President                        None
Richard Edward Steiny             Secretary & Treasurer                 None

*    The address of each of the foregoing is 2300 Contra Costa Boulevard,  Suite
     425, Pleasant Hill, CA 94523.

(c)  Not Applicable.

Item 27.  Location of Accounts and Records.
-------------------------------------------

     The books and records  required to be  maintained  by Section  31(a) of the
Investment  Company  Act  of  1940,  as  amended,   and  the  rules  promulgated
thereunder, are maintained in the following locations:

Records Relating to:                                         Are located at:
Registrant's Fund Accountant, Administrator and Transfer     U.S. Bancorp Fund Services, LLC
Agent                                                        615 East Michigan Street
                                                             Milwaukee, WI 53202
Registrant's Investment Advisor                              AssetMark Investment Services, Inc.
                                                             2300 Contra Costa Boulevard, Suite 425
                                                             Pleasant Hill, CA 94523-3967
Registrant's Sub-Distributor                                 Quasar Distributors, LLC
                                                             615 East Michigan Street
                                                             Milwaukee, WI 53202
Registrant's Custodian                                       U.S. Bank, N.A.
                                                             425 Walnut Street
                                                             Cincinnati, OH 54202
Registrant's Distributor                                     AssetMark Capital Corporation
                                                             2300 Contra Costa Boulevard, Suite 425
                                                             Pleasant Hill, CA 94523-3967
Brandes Investment Partners, LLC                             Brandes Investment Partners, LLC
                                                             11988 El Camino Real, Suite 500
                                                             San Diego, California, 92130
Davis Selected Advisors                                      Davis Selected Advisors
                                                             2949 E. Elvira Road, Suite 101
                                                             Tucson, Arizona 85706
TCW Investment Management Company                            TCW Investment Management Company
                                                             865 South Figueroa St., Suite 1800
                                                             Los Angeles, CA 90017
Atlanta Capital Company, LLC                                 Atlanta Capital Management Company , LLC
                                                             1349 West Peachtree Street
                                                             Atlanta, Georgia 30309
Cramer Rosenthal McGlynn, LLC                                Cramer Rosenthal McGlynn, LLC
                                                             520 Madison Avenue, 32nd Floor
                                                             New York, NY 10022
Ariel Capital Management, Inc.                               Ariel Capital Management, Inc.
                                                             200 East Randolph Drive, Suite 2900
                                                             Chicago, IL 60601
Transamerica Investment Management, LLC                      Transamerica Investment Management, LLC
                                                             1150 South Olive Street, Suite 2700
                                                             Los Angeles, CA 90015
Clay Finlay, Inc.                                            Clay Finlay, Inc.
                                                             200 Park Avenue
                                                             New York, NY 10166
Oppenheimer Capital, Inc                                     Oppenheimer Capital, Inc
                                                             1345 Avenue of the Americas,
                                                             48th Floor,
                                                             New York, NY 10105
Adelante Capital Management, L.P. (formerly, Lend Lease      Adelante Capital Management, L.P.
Rosen Real Estate Securities, LLC)                           1995 University Avenue #550
                                                             Berkeley, CA 94704
Weiss Peck & Greer Investments                               Weiss Peck & Greer Investments
                                                             One New York Plaza, 30th Floor
                                                             New York, NY 10004-1950
AEW Capital Management, L.P.                                 AEW Capital Management, L.P.
                                                             World Trade Center East, Two Seaport Lane
                                                             Boston, Massachusetts 02210
Goldman Sachs Asset Management, L.P.                         Goldman Sachs Asset Management, L.P.
                                                             32 Old Slip, 23rd Floor
                                                             New York, NY 10005
Western Asset Management Company                             Western Asset Management Company
                                                             385 East Colorado Boulevard
                                                             Pasadena, CA 91101

Item 28.  Management Services Not Discussed in Parts A and B.
-------------------------------------------------------------

Not applicable.

Item 29. Undertakings.
----------------------

     The  Registrant  hereby  undertakes  to  furnish  each  person  to  whom  a
Prospectus  for one or more of the series of the  Registrant is delivered with a copy of the relevant  latest  annual  report to  shareholders,  upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the
"1933 Act"), and the Investment Company Act of 1940, as amended,  the Registrant has duly caused this  Registration  Statement  to be signed on its behalf by the undersigned,  duly  authorized,  in the City of  Pleasant  Hill and the State of
California on the 30th day of August, 2004.

                                                  ASSETMARK FUNDS
                                                   (Registrant)

                                    By:     /s/ Ronald D. Cordes               *
                                            ------------------------------------
                                            Ronald D. Cordes, President
                                            (Signature and Title)

     Pursuant to the requirements of the 1933 Act, this  Registration  Statement has been signed  below by the  following  persons in the  capacities  and on the dates indicated.

Signature                                      Title                          Date
---------                                      -----                          ----

/s/ Ronald D. Cordes           *               President, Trustee             August 30, 2004
-------------------------------                and Chairperson
Ronald D. Cordes

/s/ Richard Steiny             *               Trustee                        August 30, 2004
-------------------------------
Richard Steiny

/s/ William J. Klipp           *               Independent Trustee            August 30, 2004
-------------------------------
William J. Klipp

/s/ Leonard H. Rossen          *               Independent Trustee            August 30, 2004
-------------------------------
Leonard H. Rossen

/s/ R. Thomas DeBerry          *               Independent Trustee            August 30, 2004
-------------------------------
R. Thomas DeBerry

/s/ John Whittaker                             Vice President                 August 30, 2004
-------------------------------
John Whittaker

/s/ Carrie E. Hansen           *               Treasurer and Principal        August 30, 2004
-------------------------------                Accounting Officer
Carrie E. Hansen

/s/ Teresa Escano              *               Secretary                      August 30, 2004
-------------------------------
Teresa Escano

         * By: /s/ John Whittaker
               --------------------
               John Whittaker
               Attorney-in-Fact   pursuant  to  Power  of  Attorney  filed  with
               Pre-Effective  Amendment No. 1 to the  Registration  Statement on
               April 12, 2001, which is incorporated herein by reference.

                                  EXHIBIT INDEX

Description                                                           EDGAR Exhibit No.
Form of Investment Sub-Advisory Agreement                                 EX-99.d.11
between AssetMark Investment Services, Inc.
and Adelante Capital Management, LLC
(formerly, Lend Lease Rosen Real Estate
Securities, LLC)

Form of Investment Sub-Advisory Agreement between                         EX-99.d.13
AssetMark Investment Services, Inc. and
AEW Capital Management, L.P.

Form of Investment Sub-Advisory Agreement between                         EX-99.d.14
AssetMark Investment Services, Inc. and
Goldman Sachs Asset Management, L.P.

Form of Investment Sub-Advisory Agreement between                         EX-99.d.15
AssetMark Investment Services, Inc.
and Western Asset Management Company

Consent of Registered  Public Accounting Firm                             EX-99.j.1